UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2020—July 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | July 31, 2020 Vanguard U.S. Government Bond Funds

Vanguard Short-Term Treasury Fund

Vanguard Short-Term Federal Fund

Vanguard Intermediate-Term Treasury Fund

Vanguard Long-Term Treasury Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Short-Term Treasury Fund	3

Short-Term Federal Fund	20

Intermediate-Term Treasury Fund	39

Long-Term Treasury Fund	56

Trustees Approve Advisory Arrangements	72

Liquidity Risk Management	74

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended July 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	1/31/2020	7/31/2020	Period
Based on Actual Fund Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$1,029.57	$1.01
Admiral™ Shares	1,000.00	1,030.08	0.50
Short-Term Federal Fund
Investor Shares	$1,000.00	$1,028.65	$1.01
Admiral Shares	1,000.00	1,029.15	0.50
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$1,061.99	$1.03
Admiral Shares	1,000.00	1,062.52	0.51
Long-Term Treasury Fund
Investor Shares	$1,000.00	$1,179.23	$1.08
Admiral Shares	1,000.00	1,179.81	0.54
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50
Short-Term Federal Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50
Intermediate-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50
Long-Term Treasury Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Short-Term Federal Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Intermediate-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; and for the Long-Term Treasury Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Short-Term Treasury Fund

Fund Allocation

As of July 31, 2020

Agency Bonds and Notes	4.6%
Asset-Backed/Commercial Mortgage-Backed Securities	0.4
Government Mortgage-Backed	13.5
U.S. Government Securities	81.5

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Short-Term Treasury Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (103.7%)
U.S. Government Securities (84.7%)
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	455,499	538,964
1	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	1,320,000	1,436,901
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	384,900	406,714
	United States Treasury Note/Bond	2.750%	8/15/21	125,000	128,379
	United States Treasury Note/Bond	1.125%	8/31/21	150,000	151,593
	United States Treasury Note/Bond	2.750%	9/15/21	3,600	3,705
	United States Treasury Note/Bond	1.625%	12/31/21	81,700	83,423
	United States Treasury Note/Bond	2.000%	12/31/21	215,000	220,644
	United States Treasury Note/Bond	2.500%	1/15/22	150,000	155,133
	United States Treasury Note/Bond	1.375%	1/31/22	384,700	391,852
	United States Treasury Note/Bond	1.875%	1/31/22	125,000	128,242
	United States Treasury Note/Bond	2.500%	2/15/22	13,000	13,471
	United States Treasury Note/Bond	1.125%	2/28/22	150,000	152,367
	United States Treasury Note/Bond	2.375%	3/15/22	75,000	77,719
	United States Treasury Note/Bond	0.375%	3/31/22	108,000	108,456
	United States Treasury Note/Bond	1.750%	5/15/22	22,500	23,150
	United States Treasury Note/Bond	2.125%	5/15/22	25,000	25,887
	United States Treasury Note/Bond	1.750%	9/30/22	125,000	129,375
	United States Treasury Note/Bond	1.375%	10/15/22	102,500	105,319
	United States Treasury Note/Bond	1.875%	10/31/22	45,500	47,292
	United States Treasury Note/Bond	2.000%	10/31/22	50,000	52,102
	United States Treasury Note/Bond	1.625%	11/15/22	185,500	191,848
	United States Treasury Note/Bond	2.000%	11/30/22	135,500	141,406
	United States Treasury Note/Bond	2.125%	12/31/22	26,500	27,779
	United States Treasury Note/Bond	1.500%	2/28/23	15,500	16,047
	United States Treasury Note/Bond	0.500%	3/15/23	50,000	50,500
	United States Treasury Note/Bond	0.250%	4/15/23	40,000	40,138
	United States Treasury Note/Bond	1.625%	4/30/23	26,500	27,589
	United States Treasury Note/Bond	2.750%	4/30/23	16,500	17,686
	United States Treasury Note/Bond	0.250%	6/15/23	75,000	75,269
	United States Treasury Note/Bond	1.375%	6/30/23	23,500	24,352
	United States Treasury Note/Bond	0.125%	7/15/23	112,500	112,518
	United States Treasury Note/Bond	2.750%	7/31/23	20,800	22,432
	United States Treasury Note/Bond	2.750%	8/31/23	70,500	76,162
	United States Treasury Note/Bond	2.875%	9/30/23	98,000	106,483
	United States Treasury Note/Bond	1.625%	10/31/23	80,000	83,862
	United States Treasury Note/Bond	2.875%	10/31/23	20,000	21,769

Short-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.125%	11/30/23	18,000	19,187
	United States Treasury Note/Bond	2.875%	11/30/23	117,500	128,148
	United States Treasury Note/Bond	2.625%	12/31/23	117,500	127,415
	United States Treasury Note/Bond	2.250%	1/31/24	28,500	30,593
	United States Treasury Note/Bond	2.500%	1/31/24	256,500	277,541
	United States Treasury Note/Bond	2.750%	2/15/24	40,500	44,221
	United States Treasury Note/Bond	2.125%	2/29/24	200,000	214,124
	United States Treasury Note/Bond	2.375%	2/29/24	40,000	43,169
	United States Treasury Note/Bond	2.125%	3/31/24	100,000	107,188
	United States Treasury Note/Bond	2.000%	4/30/24	110,000	117,562
	United States Treasury Note/Bond	2.000%	5/31/24	185,000	197,950
	United States Treasury Note/Bond	2.000%	6/30/24	150,000	160,734
	United States Treasury Note/Bond	1.750%	7/31/24	90,000	95,653
	United States Treasury Note/Bond	2.375%	8/15/24	85,000	92,517
	United States Treasury Note/Bond	2.125%	9/30/24	60,000	64,837
	United States Treasury Note/Bond	2.250%	10/31/24	90,000	97,847
	United States Treasury Note/Bond	2.250%	12/31/24	72,500	79,047
	United States Treasury Note/Bond	1.375%	1/31/25	20,000	21,056
	United States Treasury Note/Bond	2.125%	5/15/25	125,000	136,367
	United States Treasury Note/Bond	0.250%	6/30/25	120,000	120,226
	United States Treasury Note/Bond	2.750%	6/30/25	100,000	112,344
	United States Treasury Note/Bond	0.250%	7/31/25	100,000	100,156
	United States Treasury Note/Bond	2.000%	8/15/25	110,000	119,728
					7,924,138
Agency Bonds and Notes (4.8%)
2	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	28,000	28,017
2,3	Federal Home Loan Mortgage Corp.	0.800%	7/21/25	300,000	300,231
2,3	Federal Home Loan Mortgage Corp.	0.750%	7/28/25	112,000	112,113
	Government Trust Certificate	0.000%	10/1/20	12,119	12,106
					452,467
Conventional Mortgage-Backed Securities (9.8%)
2,3	Fannie Mae Pool	3.000%	12/1/49–1/1/50	76,471	79,383
2,3	Fannie Mae Pool	3.500%	10/1/44–8/1/49	88,855	92,534
2,3	Fannie Mae Pool	4.000%	12/1/40–8/1/49	99,612	107,580
2,3	Fannie Mae Pool	4.500%	7/1/47–11/1/49	98,696	107,879
2,3	Fannie Mae Pool	5.000%	2/1/44	2,861	3,352
2,3	Freddie Mac Gold Pool	4.000%	6/1/46	3,280	3,604
2,3	Freddie Mac Gold Pool	4.500%	1/1/49	2,017	2,133
2,3	Freddie Mac Gold Pool	6.000%	10/1/27–4/1/28	45	52
¤,3	Ginnie Mae II Pool	2.000%	8/1/50–9/1/50	59,000	61,619
¤,3	Ginnie Mae II Pool	2.500%	6/1/50–9/1/50	70,000	73,781
3	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	15,460	16,139
¤,3	UMBS Pool	2.000%	8/1/50–9/1/50	127,000	131,307
¤,3	UMBS Pool	2.500%	8/1/50–9/1/50	146,000	153,147
3	UMBS Pool	3.000%	11/1/49	13,054	13,621
3	UMBS Pool	3.500%	2/1/49–8/1/49	39,325	42,446
3	UMBS Pool	4.000%	2/1/47	5,973	6,635
3	UMBS Pool	4.500%	8/1/49	20,312	22,104
3	UMBS Pool	5.000%	3/1/42	2,696	3,124
					920,440

Short-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Nonconventional Mortgage-Backed Securities (4.2%)
2,3	Fannie Mae REMICS	1.750%	11/25/32–3/25/46	61,316	62,362
2,3	Fannie Mae REMICS	1.850%	8/25/46	8,857	9,188
2,3	Fannie Mae REMICS	2.125%	10/25/42	3,949	4,010
2,3	Fannie Mae REMICS	2.250%	10/25/43–6/25/44	10,001	10,327
2,3	Fannie Mae REMICS	2.500%	11/25/42–12/25/49	11,143	11,555
2,3	Fannie Mae REMICS	3.000%	10/25/33–9/25/49	36,079	38,830
2,3	Fannie Mae REMICS	4.000%	12/25/46	11,779	12,462
2,3	Fannie Mae REMICS	5.000%	9/25/40	6,427	7,507
2,3	Freddie Mac REMICS	1.750%	4/15/43	3,361	3,444
2,3	Freddie Mac REMICS	2.000%	7/15/42	4,260	4,405
2,3	Freddie Mac REMICS	2.250%	3/15/41–9/25/49	20,470	21,153
2,3	Freddie Mac REMICS	2.500%	12/15/39–12/25/49	25,596	26,703
2,3	Freddie Mac REMICS	3.000%	6/15/42–7/25/49	14,022	14,931
2,3	Freddie Mac REMICS	3.500%	12/25/49–3/25/50	42,148	45,144
2,3	Freddie Mac REMICS	5.000%	12/15/40	9,680	11,385
3	Ginnie Mae REMICS	1.500%	10/20/45	16,149	16,274
3	Ginnie Mae REMICS	2.500%	11/20/47–9/20/49	12,401	13,175
3	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	46,960	48,102
3	Ginnie Mae REMICS	3.000%	8/20/44–12/20/47	28,505	29,224
3	Ginnie Mae REMICS	4.000%	10/20/47	2,474	2,652
					392,833
Total U.S. Government and Agency Obligations (Cost $9,574,155)					9,689,878
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
2,3	Freddie Mac Strip 2017-357	2.500%	9/15/47	14,142	15,010
3	Small Business Administration Participation Certs 2002-20L	5.100%	12/1/22	323	333
3	Small Business Administration Participation Certs 2004-20G	5.190%	7/1/24	224	238
3	Small Business Administration Participation Certs 2005-20J	5.090%	10/1/25	769	820
3	Small Business Administration Participation Certs 2006-20D	5.640%	4/1/26	921	990
3	Small Business Administration Participation Certs 2006-20L	5.120%	12/1/26	1,610	1,739
3	Small Business Administration Participation Certs 2007-20D	5.320%	4/1/27	1,075	1,162
3	Small Business Administration Participation Certs 2007-20G	5.820%	7/1/27	884	969
3	Small Business Administration Participation Certs 2007-20I	5.560%	9/1/27	4,614	5,036
3	Small Business Administration Participation Certs 2009-20I	4.200%	9/1/29	1,928	2,055
3	Small Business Administration Participation Certs 2009-20J	3.920%	10/1/29	3,079	3,269
3	Small Business Administration Participation Certs 2009-20K	4.090%	11/1/29	1,587	1,711
3	Small Business Administration Participation Certs 2018-20C	5.230%	3/1/27	1,427	1,534
3	Small Business Administration Participation Certs 2018-20E	5.310%	5/1/27	2,296	2,479
3	Small Business Administration Participation Certs 2019-25L	5.520%	6/1/24	506	537
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $36,721)					37,882

Short-Term Treasury Fund

				Market
				Value•
		Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
4	Vanguard Market Liquidity Fund (Cost $16,838)	0.194%	168,374	16,838
Total Investments (104.1%) (Cost $9,627,714)				9,744,598
Other Assets and Liabilities—Net (-4.1%)				(384,561)
Net Assets (100%)				9,360,037

Cost is in $000.

•	See Note A in Notes to Financial Statements.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
1	Securities with a value of $8,050,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Short-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	9/25/20	1,055	$141.00	148,755	(346)
Total Options Written (Premiums Received $282)					(346)

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2020	3,758	830,459	1,028

Short Futures Contracts
5-Year U.S. Treasury Note	September 2020	(1,764)	(222,485)	(558)
Ultra 10-Year U.S. Treasury Note	September 2020	(939)	(149,536)	(2,670)
Ultra Long U.S. Treasury Bond	September 2020	(471)	(107,241)	(4,438)
10-Year U.S. Treasury Note	September 2020	(526)	(73,681)	11
				(7,655)
				(6,627)

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,610,876)	9,727,760
Affiliated Issuers (Cost $16,838)	16,838
Total Investments in Securities	9,744,598
Investment in Vanguard	420
Receivables for Investment Securities Sold	680,208
Receivables for Accrued Income	25,211
Receivables for Capital Shares Issued	7,534
Variation Margin Receivable—Futures Contracts	231
Other Assets	309
Total Assets	10,458,511
Liabilities
Due to Custodian	1,185
Payables for Investment Securities Purchased	1,073,488
Payables for Capital Shares Redeemed	22,607
Payables for Distributions	104
Payables to Vanguard	501
Options Written, at Value (Premiums Received $282)	346
Variation Margin Payable—Futures Contracts	243
Total Liabilities	1,098,474
Net Assets	9,360,037

At July 31, 2020, net assets consisted of:

Paid-in Capital	9,176,464
Total Distributable Earnings (Loss)	183,573
Net Assets	9,360,037

Investor Shares–Net Assets
Applicable to 72,545,219 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	791,585
Net Asset Value Per Share–Investor Shares	$10.91

Admiral Shares–Net Assets
Applicable to 785,260,038 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,568,452
Net Asset Value Per Share–Admiral Shares	$10.91

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Interest[1]	38,291
Total Income	38,291
Expenses
The Vanguard Group—Note B
Investment Advisory Services	462
Management and Administrative—Investor Shares	622
Management and Administrative—Admiral Shares	3,283
Marketing and Distribution—Investor Shares	54
Marketing and Distribution—Admiral Shares	269
Custodian Fees	49
Shareholders’ Reports—Investor Shares	38
Shareholders’ Reports—Admiral Shares	82
Trustees’ Fees and Expenses	4
Total Expenses	4,863
Net Investment Income	33,428
Realized Net Gain (Loss)
Investment Securities Sold[1]	152,074
Futures Contracts	18,958
Options Purchased	3,252
Options Written	221
Realized Net Gain (Loss)	174,505
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	54,780
Futures Contracts	(11,290)
Options Purchased	184
Options Written	386
Change in Unrealized Appreciation (Depreciation)	44,060
Net Increase (Decrease) in Net Assets Resulting from Operations	251,993

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $589,000, $59,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,428	205,386
Realized Net Gain (Loss)	174,505	87,891
Change in Unrealized Appreciation (Depreciation)	44,060	46,440
Net Increase (Decrease) in Net Assets Resulting from Operations	251,993	339,717
Distributions[1]
Investor Shares	(2,987)	(15,949)
Admiral Shares	(36,371)	(189,824)
Total Distributions	(39,358)	(205,773)
Capital Share Transactions
Investor Shares	118,555	(27,066)
Admiral Shares	130,484	735,111
Net Increase (Decrease) from Capital Share Transactions	249,039	708,045
Total Increase (Decrease)	461,674	841,989
Net Assets
Beginning of Period	8,898,363	8,056,374
End of Period	9,360,037	8,898,363

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.64	$10.48	$10.49	$10.65	$10.73	$10.75
Investment Operations
Net Investment Income	.036[1]	.245[1]	.227[1]	.127[1]	.094	.074
Net Realized and Unrealized Gain (Loss) on Investments	.278	.160	(.009)	(.160)	(.048)	(.004)
Total from Investment Operations	.314	.405	.218	(.033)	.046	.070
Distributions
Dividends from Net Investment Income	(.044)	(.245)	(.228)	(.127)	(.094)	(.074)
Distributions from Realized Capital Gains	—	—	—	—	(.032)	(.016)
Total Distributions	(.044)	(.245)	(.228)	(.127)	(.126)	(.090)
Net Asset Value, End of Period	$10.91	$10.64	$10.48	$10.49	$10.65	$10.73

Total Return[2]	2.96%	3.91%	2.11%	-0.31%	0.43%	0.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$792	$655	$671	$737	$900	$1,005
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.66%	2.30%	2.18%	1.20%	0.87%	0.69%
Portfolio Turnover Rate[3]	190%	340%	282%	280%	249%	211%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 16%, 5%, 37%, 7%, 3%, and 35% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.64	$10.48	$10.49	$10.65	$10.73	$10.75
Investment Operations
Net Investment Income	.041[1]	.254[1]	.238[1]	.138[1]	.105	.085
Net Realized and Unrealized Gain (Loss) on Investments	.279	.162	(.010)	(.160)	(.048)	(.004)
Total from Investment Operations	.320	.416	.228	(.022)	.057	.081
Distributions
Dividends from Net Investment Income	(.050)	(.256)	(.238)	(.138)	(.105)	(.085)
Distributions from Realized Capital Gains	—	—	—	—	(.032)	(.016)
Total Distributions	(.050)	(.256)	(.238)	(.138)	(.137)	(.101)
Net Asset Value, End of Period	$10.91	$10.64	$10.48	$10.49	$10.65	$10.73

Total Return[2]	3.01%	4.01%	2.21%	-0.21%	0.53%	0.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,568	$8,243	$7,385	$7,044	$6,805	$6,271
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.75%	2.40%	2.28%	1.30%	0.97%	0.79%
Portfolio Turnover Rate[3]	190%	340%	282%	280%	249%	211%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 16%, 5%, 37%, 7%, 3%, and 35% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Treasury Fund

Notes to Financial Statements

Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented 15% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Short-Term Treasury Fund

3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2020, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.

4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At July 31, 2020, counterparties had deposited in segregated accounts securities with a value of $1,959,000 and cash of $2,997,000 in connection with TBA transactions.

Short-Term Treasury Fund

5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent

Short-Term Treasury Fund

permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $420,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Treasury Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,704,888	—	9,704,888
Asset-Backed/Commercial Mortgage-Backed Securities	—	22,872	—	22,872
Temporary Cash Investments	16,838	—	—	16,838
Total	16,838	9,727,760	—	9,744,598
Derivative Financial Instruments
Assets
Futures Contracts[1]	231	—	—	231
Liabilities
Options Written	346	—	—	346
Futures Contracts[1]	243	—	—	243
Total	589	—	—	589

1 Represents variation margin on the last day of the reporting period.

D.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	9,630,248
Gross Unrealized Appreciation	116,949
Gross Unrealized Depreciation	(9,290)
Net Unrealized Appreciation (Depreciation)	107,659

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $88,155,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended July 31, 2020, the fund purchased $16,459,182,000 of investment securities and sold $15,832,930,000 of investment securities, other than temporary cash investments.

Short-Term Treasury Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	370,884	34,307	276,043	26,184
Issued in Lieu of Cash Distributions	2,688	248	13,877	1,313
Redeemed	(255,017)	(23,547)	(316,986)	(30,037)
Net Increase (Decrease)—Investor Shares	118,555	11,008	(27,066)	(2,540)
Admiral Shares
Issued	3,322,222	307,025	2,554,837	241,901
Issued in Lieu of Cash Distributions	31,087	2,873	150,526	14,242
Redeemed	(3,222,825)	(299,244)	(1,970,252)	(186,524)
Net Increase (Decrease)—Admiral Shares	130,484	10,654	735,111	69,619

G.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

Short-Term Federal Fund

Fund Allocation

As of July 31, 2020

Agency Bonds and Notes	35.3%
Asset-Backed/Commercial Mortgage-Backed Securities	7.0
Government Mortgage-Backed Securities	49.3
U.S. Government Securities	8.4

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Short-Term Federal Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (9.0%)
1	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	250,000	272,140
	United States Treasury Note/Bond	0.125%	4/30/22	50,400	50,400
	United States Treasury Note/Bond	1.375%	10/15/22	69,300	71,206
	United States Treasury Note/Bond	1.625%	12/15/22	67,500	69,904
	United States Treasury Note/Bond	0.125%	7/15/23	98,000	98,016
	United States Treasury Note/Bond	0.250%	6/30/25	58,000	58,109
					619,775
Agency Bonds and Notes (38.0%)
2	AID-Israel	0.000%	11/1/24	6,905	6,712
3	Fannie Mae Interest Strip	0.000%	11/15/25	72,402	70,004
3	Fannie Mae Interest Strip	0.000%	5/15/26	91,000	87,318
3,4	Fannie Mae Interest Strip	0.000%	10/25/40	12,339	11,798
3	Fannie Mae Principal Strip	0.000%	1/15/30	5,100	4,576
3	Fannie Mae Principal Strip	0.000%	5/15/30	24,708	22,065
	Federal Farm Credit Banks Funding Corp.	0.250%	5/6/22	50,000	50,053
	Federal Farm Credit Banks Funding Corp.	0.950%	4/1/25	175,000	179,617
	Federal Home Loan Banks	0.500%	4/14/25	105,000	105,593
	Federal Home Loan Banks	1.750%	3/8/30	13,375	14,393
3	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	82,000	82,048
3	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	171,000	179,675
3	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	140,000	139,839
3,4	Federal Home Loan Mortgage Corp.	0.800%	7/21/25	500,000	500,385
3,4	Federal Home Loan Mortgage Corp.	0.750%	7/28/25	300,000	300,303
3,4	Federal Home Loan Mortgage Corp.	0.800%	8/4/25	145,400	145,508
3	Federal National Mortgage Assn.	0.250%	5/22/23	140,000	140,080
3	Federal National Mortgage Assn.	0.250%	7/10/23	337,500	337,699
3	Federal National Mortgage Assn.	2.500%	2/5/24	50,000	53,852
3	Federal National Mortgage Assn.	0.500%	6/17/25	50,000	50,245
3	Federal National Mortgage Assn.	1.875%	9/24/26	30,000	32,425
3	Freddie Mac Principal Strip	0.000%	7/15/32	15,300	13,106
	Government Trust Certificate	0.000%	10/1/20	7,711	7,703
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,669
	Private Export Funding Corp.	3.550%	1/15/24	8,700	9,609
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	9,894	9,244
	Resolution Funding Corp. Interest Strip	0.000%	1/15/28	6,400	5,935
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	4,590	4,242
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	38,500	34,451
	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	16,624
					2,619,771

Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Conventional Mortgage-Backed Securities (31.0%)
3,4	Fannie Mae Pool	2.000%	10/1/27–7/1/28	4,296	4,470
3,4	Fannie Mae Pool	2.500%	2/1/28–9/1/31	18,547	19,588
3,4	Fannie Mae Pool	3.000%	12/1/20–1/1/50	156,910	163,781
3,4	Fannie Mae Pool	3.500%	8/1/20–12/1/49	254,431	270,552
3,4	Fannie Mae Pool	4.000%	9/1/20–8/1/49	122,274	133,674
3,4	Fannie Mae Pool	4.500%	8/1/20–11/1/49	146,723	156,377
3,4	Fannie Mae Pool	5.000%	8/1/20–2/1/44	4,245	4,901
3,4	Fannie Mae Pool	5.500%	8/1/20–9/1/41	28,027	33,330
3,4	Fannie Mae Pool	6.000%	5/1/24–1/1/41	28,053	33,889
3,4	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	4,942	5,143
3,4	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/31	14,631	15,456
3,4	Freddie Mac Gold Pool	3.000%	11/1/29–3/1/31	22,361	23,525
3,4	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	8,693	9,231
3,4	Freddie Mac Gold Pool	4.000%	6/1/21–6/1/46	9,297	10,078
3,4	Freddie Mac Gold Pool	4.500%	8/1/20–1/1/49	18,657	19,717
3,4	Freddie Mac Gold Pool	5.000%	4/1/21–6/1/25	728	758
¤,4	Ginnie Mae II Pool	2.000%	8/1/50–9/1/50	50,000	52,218
¤,4	Ginnie Mae II Pool	2.500%	6/1/50–9/1/50	58,000	61,133
4	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	42,227	44,085
¤,4	UMBS Pool	1.500%	8/1/35	103,000	105,591
¤,4	UMBS Pool	2.000%	7/1/35–9/1/50	457,000	473,422
¤,4	UMBS Pool	2.500%	1/1/23–9/1/50	349,701	366,804
4	UMBS Pool	3.000%	9/1/34–11/1/49	71,012	74,279
4	UMBS Pool	3.500%	8/1/29–8/1/49	21,535	23,242
4	UMBS Pool	4.000%	2/1/47	3,289	3,653
4	UMBS Pool	4.500%	8/1/49	10,903	11,865
4	UMBS Pool	5.000%	3/1/42	2,118	2,454
4	UMBS Pool	6.000%	4/1/39	12,857	15,337
					2,138,553
Nonconventional Mortgage-Backed Securities (22.0%)
3,4	Fannie Mae REMICS	1.500%	12/25/41–1/25/43	75,403	76,864
3,4	Fannie Mae REMICS	1.650%	12/25/42	12,377	12,635
3,4	Fannie Mae REMICS	1.750%	11/25/32–3/25/46	131,323	133,516
3,4	Fannie Mae REMICS	1.850%	8/25/46	13,728	14,241
3,4	Fannie Mae REMICS	2.000%	12/25/44	7,342	7,436
3,4	Fannie Mae REMICS	2.100%	4/25/43	5,398	5,499
3,4	Fannie Mae REMICS	2.125%	10/25/42	12,719	12,915
3,4	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	30,041	31,007
3,4	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	63,914	66,370
3,4	Fannie Mae REMICS	3.000%	10/25/33–9/25/49	110,715	116,659
3,4	Fannie Mae REMICS	3.500%	3/25/43–10/25/48	63,475	66,086
3,4	Fannie Mae REMICS	4.000%	12/25/46–10/25/48	7,258	7,747
3,4	Fannie Mae REMICS	5.000%	9/25/40	10,753	12,559
3,4	Fannie Mae REMICS	5.250%	9/25/41	4,741	5,551
3,4	Freddie Mac REMICS	1.250%	2/15/42	26,539	26,863
3,4	Freddie Mac REMICS	1.500%	10/15/42	27,098	27,499
3,4	Freddie Mac REMICS	1.750%	4/15/43	14,049	14,395
3,4	Freddie Mac REMICS	2.000%	7/15/42	13,940	14,416
3,4	Freddie Mac REMICS	2.250%	3/15/41–9/25/49	55,755	57,604
3,4	Freddie Mac REMICS	2.500%	4/15/37–12/25/49	166,550	174,638
3,4	Freddie Mac REMICS	2.750%	1/15/46–10/25/49	5,225	5,538
3,4	Freddie Mac REMICS	3.000%	6/15/42–7/25/49	54,492	57,508

Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	Freddie Mac REMICS	3.500%	5/15/40–3/25/50	88,830	94,996
3,4	Freddie Mac REMICS	4.000%	8/15/47–5/15/49	28,836	32,008
3,4	Freddie Mac REMICS	5.000%	12/15/40	16,721	19,665
3,4	Freddie Mac REMICS	6.500%	5/15/24	4,132	4,399
4	Ginnie Mae REMICS	1.500%	10/20/45	107,407	108,233
4	Ginnie Mae REMICS	2.001%	12/20/42	5,160	5,296
4	Ginnie Mae REMICS	2.500%	9/20/43–9/20/49	24,938	26,319
4	Ginnie Mae REMICS	2.750%	9/20/45–5/20/49	138,392	141,608
4	Ginnie Mae REMICS	3.000%	3/20/41–3/20/48	106,135	109,316
4	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	9,400	10,256
4	Ginnie Mae REMICS	4.000%	10/20/47–9/20/48	20,332	21,711
					1,521,353
Total U.S. Government and Agency Obligations (Cost $6,787,660)					6,899,452
Asset-Backed/Commercial Mortgage-Backed Securities (7.5%)
3,4	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	2,000	2,091
3,4	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	1,000	1,091
3,4	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	6,900	7,593
3,4	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	4,000	4,402
3,4	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	5,000	5,417
3,4	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	4,000	4,398
3,4	FHLMC Multifamily Structured Pass Through Certificates K044	2.811%	1/25/25	3,000	3,270
3,4	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	1,000	1,118
3,4	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	1,000	1,116
3,4	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	16,000	17,748
3,4,5	FHLMC Multifamily Structured Pass Through Certificates K054	1.171%	1/25/26	84,283	4,666
3,4,5	FHLMC Multifamily Structured Pass Through Certificates K057	1.189%	7/25/26	140,495	8,329
3,4	FHLMC Multifamily Structured Pass Through Certificates K104	1.127%	1/25/30	85,400	7,849
3,4,5	FHLMC Multifamily Structured Pass Through Certificates K105	1.645%	1/25/30	220,042	27,210
3,4,5	FHLMC Multifamily Structured Pass Through Certificates K109	1.700%	4/25/30	89,382	11,534
3,4,5	FHLMC Multifamily Structured Pass Through Certificates K110	1.698%	4/25/30	40,295	5,475
3,4,5	FHLMC Multifamily Structured Pass Through Certificates K111	1.682%	5/25/30	58,000	7,545
3,4,5	FHLMC Multifamily Structured Pass Through Certificates K112	1.536%	5/25/30	22,600	2,707
3,4,5	FHLMC Multifamily Structured Pass Through Certificates K1502	0.957%	1/25/31	85,515	6,633

Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	24,220	26,071
3,4,5	Freddie Mac Multiclass Certificates 2015-P001	2.441%	12/27/28	88,401	13,202
3,4,5	Freddie Mac Multiclass Certificates 2015-P001	2.843%	1/27/29	112,919	21,852
3,4	Freddie Mac Strip 2017-357	2.500%	9/15/47	22,031	23,384
4	Small Business Administration Participation Certs 2002-20L	5.100%	12/1/22	199	206
4	Small Business Administration Participation Certs 2004-20G	5.190%	7/1/24	137	146
4	Small Business Administration Participation Certs 2005-20A	4.860%	1/1/25	153	162
4	Small Business Administration Participation Certs 2005-20B	4.625%	2/1/25	70	75
4	Small Business Administration Participation Certs 2005-20C	4.950%	3/1/25	53	56
4	Small Business Administration Participation Certs 2005-20G	4.750%	7/1/25	37	40
4	Small Business Administration Participation Certs 2005-20J	5.090%	10/1/25	475	506
4	Small Business Administration Participation Certs 2006-20D	5.640%	4/1/26	567	609
4	Small Business Administration Participation Certs 2006-20H	5.700%	8/1/26	809	883
4	Small Business Administration Participation Certs 2006-20J	5.370%	10/1/26	1,923	2,065
4	Small Business Administration Participation Certs 2006-20K	5.360%	11/1/26	3,382	3,643
4	Small Business Administration Participation Certs 2006-20L	5.120%	12/1/26	999	1,079
4	Small Business Administration Participation Certs 2007-20D	5.320%	4/1/27	668	722
4	Small Business Administration Participation Certs 2007-20G	5.820%	7/1/27	542	594
4	Small Business Administration Participation Certs 2007-20I	5.560%	9/1/27	2,844	3,104
4	Small Business Administration Participation Certs 2007-20L	5.290%	12/1/27	36	39
4	Small Business Administration Participation Certs 2008-20B	5.160%	2/1/28	94	102
4	Small Business Administration Participation Certs 2008-20C	5.490%	3/1/28	78	85
4	Small Business Administration Participation Certs 2008-20D	5.370%	4/1/28	193	210
4	Small Business Administration Participation Certs 2008-20F	5.680%	6/1/28	64	70
4	Small Business Administration Participation Certs 2008-20H	6.020%	8/1/28	62	69
4	Small Business Administration Participation Certs 2008-20J	5.630%	10/1/28	78	86
4	Small Business Administration Participation Certs 2009-20A	5.720%	1/1/29	47	52

Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Small Business Administration Participation Certs 2009-20D	4.310%	4/1/29	46	49
4	Small Business Administration Participation Certs 2009-20I	4.200%	9/1/29	1,054	1,123
4	Small Business Administration Participation Certs 2009-20J	3.920%	10/1/29	1,673	1,776
4	Small Business Administration Participation Certs 2009-20K	4.090%	11/1/29	855	921
4	Small Business Administration Participation Certs 2010-20H	3.520%	8/1/30	139	149
4	Small Business Administration Participation Certs 2011-20B	4.220%	2/1/31	285	313
4	Small Business Administration Participation Certs 2011-20H	3.290%	8/1/31	65	70
4	Small Business Administration Participation Certs 2012-20I	2.200%	9/1/32	46	47
4	Small Business Administration Participation Certs 2013-20G	3.150%	7/1/33	71	76
4	Small Business Administration Participation Certs 2013-20K	3.380%	11/1/33	85	92
4	Small Business Administration Participation Certs 2017-20	2.780%	12/1/37	2,262	2,449
4	Small Business Administration Participation Certs 2017-20	3.310%	4/1/38	26,279	29,179
4	Small Business Administration Participation Certs 2017-20	3.600%	6/1/38	14,042	15,880
4	Small Business Administration Participation Certs 2017-20	3.370%	1/1/39	8,450	9,310
4	Small Business Administration Participation Certs 2018-20	2.920%	1/1/38	11,542	12,744
4	Small Business Administration Participation Certs 2018-20	3.220%	2/1/38	18,628	20,690
4	Small Business Administration Participation Certs 2018-20C	5.230%	3/1/27	883	950
4	Small Business Administration Participation Certs 2018-20C	3.200%	3/1/38	37,705	41,572
4	Small Business Administration Participation Certs 2018-20E	5.310%	5/1/27	1,422	1,535
4	Small Business Administration Participation Certs 2018-20E	3.500%	5/1/38	7,736	8,688
4	Small Business Administration Participation Certs 2018-20J	3.770%	10/1/38	25,285	28,763
4	Small Business Administration Participation Certs 2018-20J	2.690%	7/1/44	10,616	11,529
4	Small Business Administration Participation Certs 2018-20K	3.870%	11/1/38	15,550	17,826
4	Small Business Administration Participation Certs 2018-20L	3.540%	12/1/38	20,007	22,238
4	Small Business Administration Participation Certs 2018-25F	3.670%	12/1/43	2,092	2,371
4	Small Business Administration Participation Certs 2019-20C	3.200%	3/1/39	8,622	9,473
4	Small Business Administration Participation Certs 2019-25E	3.070%	5/1/44	6,167	6,838

Short-Term Federal Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Small Business Administration Participation Certs 2019-25F	2.770%	6/1/44	9,884	10,787
4	Small Business Administration Participation Certs 2019-25H	2.310%	8/1/44	11,747	12,525
4	Small Business Administration Participation Certs 2019-25K	2.480%	11/1/44	8,517	9,182
4	Small Business Administration Participation Certs 2019-25L	5.520%	6/1/24	465	494
4	Small Business Administration Participation Certs 2019-25L	2.380%	12/1/44	6,794	7,276
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $485,732)	516,219

			Shares
Temporary Cash Investment (9.4%)
Money Market Fund (9.4%)
6	Vanguard Market Liquidity Fund (Cost $650,801)	0.194%	6,508,054	650,805
Total Investments (116.9%) (Cost $7,924,193)				8,066,476
Other Assets and Liabilities—Net (-16.9%)				(1,165,748)
Net Assets (100%)				6,900,728

Cost is in $000.

•	See Note A in Notes to Financial Statements.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
1	Securities with a value of $12,930,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Interest-only security.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

Short-Term Federal Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2020	1,231	272,032	7

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2020	(3,480)	(554,190)	(6,881)
10-Year U.S. Treasury Note	September 2020	(1,023)	(143,300)	(857)
5-Year U.S. Treasury Note	September 2020	(928)	(117,044)	(290)
Ultra Long U.S. Treasury Bond	September 2020	(230)	(52,368)	(2,065)
30-Year U.S. Treasury Bond	September 2020	(122)	(22,238)	(605)
				(10,698)
				(10,691)

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Federal Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,273,392)	7,415,671
Affiliated Issuers (Cost $650,801)	650,805
Total Investments in Securities	8,066,476
Investment in Vanguard	291
Cash	89
Receivables for Investment Securities Sold	818,596
Receivables for Accrued Income	16,155
Receivables for Capital Shares Issued	20,867
Variation Margin Receivable—Futures Contracts	133
Other Assets	245
Total Assets	8,922,852
Liabilities
Payables for Investment Securities Purchased	2,014,542
Payables for Capital Shares Redeemed	5,712
Payables for Distributions	861
Payables to Vanguard	368
Variation Margin Payable—Futures Contracts	641
Total Liabilities	2,022,124
Net Assets	6,900,728

At July 31, 2020, net assets consisted of:

Paid-in Capital	6,791,779
Total Distributable Earnings (Loss)	108,949
Net Assets	6,900,728

Investor Shares—Net Assets
Applicable to 65,760,150 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	724,305
Net Asset Value Per Share—Investor Shares	$11.01

Admiral Shares—Net Assets
Applicable to 560,761,620 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,176,423
Net Asset Value Per Share—Admiral Shares	$11.01

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Federal Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Interest[1]	51,785
Total Income	51,785
Expenses
The Vanguard Group—Note B
Investment Advisory Services	308
Management and Administrative—Investor Shares	549
Management and Administrative—Admiral Shares	2,041
Marketing and Distribution—Investor Shares	46
Marketing and Distribution—Admiral Shares	173
Custodian Fees	56
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—Admiral Shares	57
Trustees’ Fees and Expenses	2
Total Expenses	3,265
Net Investment Income	48,520
Realized Net Gain (Loss)
Investment Securities Sold[1]	68,605
Futures Contracts	(30,768)
Options Purchased	961
Options Written	2,015
Realized Net Gain (Loss)	40,813
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	80,144
Futures Contracts	(4,952)
Options Purchased	(322)
Options Written	(134)
Change in Unrealized Appreciation (Depreciation)	74,736
Net Increase (Decrease) in Net Assets Resulting from Operations	164,069

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,077,000, ($89,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Federal Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,520	112,498
Realized Net Gain (Loss)	40,813	27,714
Change in Unrealized Appreciation (Depreciation)	74,736	69,989
Net Increase (Decrease) in Net Assets Resulting from Operations	164,069	210,201
Distributions[1]
Investor Shares	(5,379)	(13,781)
Admiral Shares	(43,805)	(98,841)
Total Distributions	(49,184)	(112,622)
Capital Share Transactions
Investor Shares	87,833	(11,719)
Admiral Shares	1,703,934	323,046
Net Increase (Decrease) from Capital Share Transactions	1,791,767	311,327
Total Increase (Decrease)	1,906,652	408,906
Net Assets
Beginning of Period	4,994,076	4,585,170
End of Period	6,900,728	4,994,076

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Federal Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.79	$10.57	$10.55	$10.70	$10.79	$10.82
Investment Operations
Net Investment Income	.086[1]	.246[1]	.208[1]	.142[1]	.116	.095
Net Realized and Unrealized Gain (Loss) on Investments	.222	.221	.021	(.144)	(.063)	.005
Total from Investment Operations	.308	.467	.229	(.002)	.053	.100
Distributions
Dividends from Net Investment Income	(.088)	(.247)	(.209)	(.142)	(.116)	(.095)
Distributions from Realized Capital Gains	—	—	—	(.006)	(.027)	(.035)
Total Distributions	(.088)	(.247)	(.209)	(.148)	(.143)	(.130)
Net Asset Value, End of Period	$11.01	$10.79	$10.57	$10.55	$10.70	$10.79

Total Return[2]	2.86%	4.46%	2.20%	-0.02%	0.49%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$724	$623	$622	$719	$827	$817
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.58%	2.30%	1.98%	1.33%	1.07%	0.88%
Portfolio Turnover Rate[3]	272%	499%	327%	211%	304%	314%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 38%, 32%, 90%, 30%, 38%, and 75% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Federal Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.79	$10.57	$10.55	$10.70	$10.79	$10.82
Investment Operations
Net Investment Income	.091[1]	.257[1]	.219[1]	.153[1]	.127	.105
Net Realized and Unrealized Gain (Loss) on Investments	.223	.220	.020	(.144)	(.063)	.005
Total from Investment Operations	.314	.477	.239	.009	.064	.110
Distributions
Dividends from Net Investment Income	(.094)	(.257)	(.219)	(.153)	(.127)	(.105)
Distributions from Realized Capital Gains	—	—	—	(.006)	(.027)	(.035)
Total Distributions	(.094)	(.257)	(.219)	(.159)	(.154)	(.140)
Net Asset Value, End of Period	$11.01	$10.79	$10.57	$10.55	$10.70	$10.79

Total Return[2]	2.92%	4.56%	2.30%	0.08%	0.59%	1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,176	$4,371	$3,963	$4,239	$4,819	$4,342
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.66%	2.40%	2.08%	1.43%	1.17%	0.98%
Portfolio Turnover Rate[3]	272%	499%	327%	211%	304%	314%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 38%, 32%, 90%, 30%, 38%, and 75% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Federal Fund

Notes to Financial Statements

Vanguard Short-Term Federal Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented 10% and 14% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Short-Term Federal Fund

3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2020.

4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At July 31, 2020, counterparties had deposited in segregated accounts securities with a value of $2,597,000 and cash of $5,971,000 in connection with TBA transactions.

Short-Term Federal Fund

5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent

Short-Term Federal Fund

permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $291,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Federal Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,899,452	—	6,899,452
Asset-Backed/Commercial Mortgage-Backed Securities	—	516,219	—	516,219
Temporary Cash Investments	650,805	—	—	650,805
Total	650,805	7,415,671	—	8,066,476
Derivative Financial Instruments
Assets
Futures Contracts[1]	133	—	—	133
Liabilities
Futures Contracts[1]	641	—	—	641

1 Represents variation margin on the last day of the reporting period.

D.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,925,248
Gross Unrealized Appreciation	147,487
Gross Unrealized Depreciation	(16,950)
Net Unrealized Appreciation (Depreciation)	130,537

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $66,304,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended July 31, 2020, the fund purchased $17,045,297,000 of investment securities and sold $14,760,612,000 of investment securities, other than temporary cash investments.

Short-Term Federal Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	263,165	24,052	210,669	19,720
Issued in Lieu of Cash Distributions	4,738	433	12,178	1,138
Redeemed	(180,070)	(16,470)	(234,566)	(22,019)
Net Increase (Decrease)—Investor Shares	87,833	8,015	(11,719)	(1,161)
Admiral Shares
Issued	2,883,462	263,468	1,620,521	151,597
Issued in Lieu of Cash Distributions	38,835	3,545	86,596	8,093
Redeemed	(1,218,363)	(111,460)	(1,384,071)	(129,514)
Net Increase (Decrease)—Admiral Shares	1,703,934	155,553	323,046	30,176

G.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

Intermediate-Term Treasury Fund

Fund Allocation

As of July 31, 2020

Agency Bonds and Notes	1.3%
Asset-Backed/Comercial Mortgage-Backed Securities	5.0
Government Mortgage-Backed Securities	10.5
U.S. Government Secutities	83.2

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities sectors may include issues from government sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Intermediate-Term Treasury Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.0%)
U.S. Government Securities (85.0%)
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	312,000	337,299
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	298,400	315,311
United States Treasury Note/Bond	2.250%	12/31/23	53,000	56,793
United States Treasury Note/Bond	2.625%	12/31/23	118,000	127,957
United States Treasury Note/Bond	2.250%	1/31/24	45,000	48,305
United States Treasury Note/Bond	2.375%	2/29/24	126,500	136,521
United States Treasury Note/Bond	2.125%	3/31/24	74,000	79,319
United States Treasury Note/Bond	2.500%	5/15/24	108,000	117,552
United States Treasury Note/Bond	2.000%	5/31/24	85,500	91,485
United States Treasury Note/Bond	1.750%	6/30/24	50,600	53,723
United States Treasury Note/Bond	1.750%	7/31/24	147,000	156,233
United States Treasury Note/Bond	1.250%	8/31/24	88,000	91,850
United States Treasury Note/Bond	1.500%	9/30/24	170,000	179,297
United States Treasury Note/Bond	2.125%	9/30/24	33,000	35,660
United States Treasury Note/Bond	1.500%	10/31/24	75,000	79,183
United States Treasury Note/Bond	1.500%	11/30/24	138,000	145,805
United States Treasury Note/Bond	1.750%	12/31/24	75,000	80,144
United States Treasury Note/Bond	1.375%	1/31/25	150,000	157,921
United States Treasury Note/Bond	2.000%	2/15/25	32,000	34,600
United States Treasury Note/Bond	1.125%	2/28/25	184,830	192,685
United States Treasury Note/Bond	2.875%	4/30/25	16,000	18,015
United States Treasury Note/Bond	2.125%	5/15/25	68,000	74,184
United States Treasury Note/Bond	0.250%	5/31/25	49,000	49,107
United States Treasury Note/Bond	2.750%	6/30/25	30,000	33,703
United States Treasury Note/Bond	2.000%	8/15/25	149,250	162,450
United States Treasury Note/Bond	3.000%	9/30/25	48,400	55,252
United States Treasury Note/Bond	2.250%	11/15/25	86,500	95,556
United States Treasury Note/Bond	2.875%	11/30/25	45,000	51,237
United States Treasury Note/Bond	2.625%	12/31/25	63,500	71,557
United States Treasury Note/Bond	1.625%	2/15/26	198,384	213,047
United States Treasury Note/Bond	6.000%	2/15/26	17,000	22,328
United States Treasury Note/Bond	2.250%	3/31/26	90,450	100,414
United States Treasury Note/Bond	1.625%	5/15/26	64,000	68,870
United States Treasury Note/Bond	2.125%	5/31/26	66,000	72,950
United States Treasury Note/Bond	1.875%	6/30/26	60,000	65,494
United States Treasury Note/Bond	1.875%	7/31/26	55,000	60,079
United States Treasury Note/Bond	1.500%	8/15/26	83,000	88,836
United States Treasury Note/Bond	1.375%	8/31/26	96,500	102,591
United States Treasury Note/Bond	1.625%	9/30/26	87,000	93,851

Intermediate-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.000%	11/15/26	259,000	285,628
	United States Treasury Note/Bond	6.500%	11/15/26	5,000	6,920
	United States Treasury Note/Bond	1.625%	11/30/26	32,000	34,560
	United States Treasury Note/Bond	1.750%	12/31/26	230,000	250,341
	United States Treasury Note/Bond	2.250%	2/15/27	98,000	109,944
	United States Treasury Note/Bond	6.625%	2/15/27	7,000	9,834
	United States Treasury Note/Bond	1.125%	2/28/27	44,000	46,166
	United States Treasury Note/Bond	0.625%	3/31/27	78,000	79,280
	United States Treasury Note/Bond	0.500%	4/30/27	88,000	88,701
	United States Treasury Note/Bond	2.375%	5/15/27	123,000	139,451
	United States Treasury Note/Bond	0.500%	5/31/27	70,000	70,536
	United States Treasury Note/Bond	2.250%	8/15/27	137,000	154,661
	United States Treasury Note/Bond	2.250%	11/15/27	50,000	56,610
[1]	United States Treasury Note/Bond	6.125%	11/15/27	14,000	19,775
	United States Treasury Note/Bond	2.750%	2/15/28	112,000	131,320
	United States Treasury Note/Bond	5.500%	8/15/28	10,000	13,991
	United States Treasury Note/Bond	3.125%	11/15/28	89,500	108,854
	United States Treasury Note/Bond	5.250%	11/15/28	19,500	27,108
	United States Treasury Note/Bond	2.625%	2/15/29	173,000	204,033
	United States Treasury Note/Bond	5.250%	2/15/29	10,000	14,003
	United States Treasury Note/Bond	1.625%	8/15/29	14,000	15,396
	United States Treasury Note/Bond	1.750%	11/15/29	20,500	22,822
	United States Treasury Note/Bond	1.500%	2/15/30	147,000	160,414
	United States Treasury Note/Bond	0.625%	5/15/30	219,250	221,030
					6,288,542
Agency Bonds and Notes (1.3%)
[2]	AID-Israel	0.000%	11/1/24	50,000	48,604
[2]	AID-Israel	0.000%	8/15/25	7,929	7,637
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,373
	Private Export Funding Corp.	3.550%	1/15/24	10,300	11,377
	Resolution Funding Corp.	0.000%	1/15/28	7,800	7,233
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	12,004	11,216
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	5,560	5,139
					95,579
Conventional Mortgage-Backed Securities (5.8%)
[3,4]	Fannie Mae Pool	3.000%	11/1/49–1/1/50	47,908	49,901
[3,4]	Fannie Mae Pool	3.500%	1/1/49–8/1/49	16,023	16,400
[3,4]	Fannie Mae Pool	4.000%	2/1/49–10/1/49	19,279	20,099
[3,4]	Fannie Mae Pool	4.500%	9/1/48–11/1/49	18,416	19,345
[3,4]	Fannie Mae Pool	5.000%	2/1/44	2,641	3,094
[3,4]	Freddie Mac Gold Pool	4.500%	1/1/49	1,637	1,730
¤,3	Ginnie Mae	2.500%	9/1/50	56,500	59,552
¤,3	Ginnie Mae II Pool	2.000%	8/1/50–9/1/50	49,000	51,175
[3]	Ginnie Mae II Pool	2.500%	6/1/50–8/1/50	—	—
[3]	Ginnie Mae II Pool	3.000%	9/20/49	6,428	6,707
[3]	UMBS Pool	2.000%	8/1/50–9/1/50	61,000	63,069
¤,3	UMBS Pool	2.500%	8/1/50–9/1/50	113,000	118,531
[3]	UMBS Pool	3.000%	11/1/49	17,469	18,228
[3]	UMBS Pool	5.000%	3/1/42	2,118	2,454
					430,285
Nonconventional Mortgage-Backed Securities (4.9%)
[3,4]	Fannie Mae REMICS	1.750%	7/25/41–3/25/46	56,179	57,441
[3,4]	Fannie Mae REMICS	1.850%	8/25/46	17,271	17,916

Intermediate-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	Fannie Mae REMICS	2.125%	10/25/42	5,436	5,519
[3,4]	Fannie Mae REMICS	2.250%	10/25/43	8,413	8,690
[3,4]	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	20,922	22,092
[3,4]	Fannie Mae REMICS	3.000%	2/25/43–9/25/49	16,397	17,290
[3,4]	Fannie Mae REMICS	3.500%	3/25/43–7/25/48	9,065	9,915
[3,4]	Fannie Mae REMICS	4.000%	12/25/47–10/25/48	3,611	4,069
[3,4]	Freddie Mac REMICS	2.250%	7/15/44	8,218	8,507
[3,4]	Freddie Mac REMICS	2.500%	2/25/50	13,205	13,940
[3,4]	Freddie Mac REMICS	3.000%	12/15/47	4,250	4,660
[3,4]	Freddie Mac REMICS	3.500%	4/15/38–3/25/50	27,598	29,509
[3,4]	Freddie Mac REMICS	4.000%	1/15/48–5/15/49	84,348	94,327
[3]	Ginnie Mae REMICS	1.500%	10/20/45	32,299	32,547
[3]	Ginnie Mae REMICS	2.500%	11/20/47	9,016	9,657
[3]	Ginnie Mae REMICS	2.750%	1/20/46	7,514	7,695
[3]	Ginnie Mae REMICS	3.000%	12/20/44–2/20/48	12,450	13,484
[3]	Ginnie Mae REMICS	3.500%	6/20/48–5/20/49	4,550	5,066
					362,324
Total U.S. Government and Agency Obligations (Cost $6,941,937)					7,176,730
Asset-Backed/Commercial Mortgage-Backed Securities (5.1%)
[3,4]	Freddie Mac Strip 2017-357	2.500%	9/15/47	27,772	29,478
[3]	Small Business Administration Participation Certs 2017-20	2.780%	12/1/37	2,764	2,994
[3]	Small Business Administration Participation Certs 2017-20	3.310%	4/1/38	32,492	36,077
[3]	Small Business Administration Participation Certs 2017-20	3.600%	6/1/38	16,675	18,858
[3]	Small Business Administration Participation Certs 2017-20	3.370%	1/1/39	10,520	11,590
[3]	Small Business Administration Participation Certs 2018-20	2.920%	1/1/38	14,299	15,788
[3]	Small Business Administration Participation Certs 2018-20	3.220%	2/1/38	23,067	25,621
[3]	Small Business Administration Participation Certs 2018-20C	3.200%	3/1/38	46,983	51,801
[3]	Small Business Administration Participation Certs 2018-20E	3.500%	5/1/38	9,455	10,619
[3]	Small Business Administration Participation Certs 2018-20J	3.770%	10/1/38	29,790	33,888
[3]	Small Business Administration Participation Certs 2018-20J	2.690%	7/1/44	13,511	14,673
[3]	Small Business Administration Participation Certs 2018-20k	3.870%	11/1/38	19,775	22,670
[3]	Small Business Administration Participation Certs 2018-20L	3.540%	12/1/38	25,645	28,505
[3]	Small Business Administration Participation Certs 2018-25F	3.670%	12/1/43	2,456	2,783
[3]	Small Business Administration Participation Certs 2019-20C	3.200%	3/1/39	10,634	11,683
[3]	Small Business Administration Participation Certs 2019-25E	3.070%	5/1/44	7,923	8,784
[3]	Small Business Administration Participation Certs 2019-25F	2.770%	6/1/44	12,925	14,106

Intermediate-Term Treasury Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[3] Small Business Administration Participation Certs 2019-25H	2.310%	8/1/44	14,684	15,656
[3] Small Business Administration Participation Certs 2019-25K	2.480%	11/1/44	10,083	10,871
[3] Small Business Administration Participation Certs 2019-25L	2.380%	12/1/44	7,975	8,541
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $340,330)				374,986

			Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
[5] Vanguard Market Liquidity Fund (Cost $149,563)	0.194%		1,495,658	149,566
Total Investments (104.1%) (Cost $7,431,830)				7,701,282
Other Assets and Liabilities—Net (-4.1%)				(306,486)
Net Assets (100%)				7,394,796

Cost is in $000.

•	See Note A in Notes to Financial Statements.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
1	Securities with a value of $4,704,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

Intermediate-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	9/25/20	821	$141.00	115,761	(269)
Total Options Written (Premiums Received $219)					(269)

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
5-Year U.S. Treasury Note	September 2020	5,249	662,030	2,839

Short Futures Contracts
2-Year U.S. Treasury Note	September 2020	(2,251)	(497,436)	(698)
Ultra 10-Year U.S. Treasury Note	September 2020	(778)	(123,897)	(2,422)
Ultra Long U.S. Treasury Bond	September 2020	(363)	(82,651)	(3,400)
10-Year U.S. Treasury Note	September 2020	(405)	(56,732)	8
				(6,512)
				(3,673)

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,282,267)	7,551,716
Affiliated Issuers (Cost $149,563)	149,566
Total Investments in Securities	7,701,282
Investment in Vanguard	329
Cash	77
Receivables for Investment Securities Sold	434,793
Receivables for Accrued Income	32,163
Receivables for Capital Shares Issued	7,723
Variation Margin Receivable—Futures Contracts	415
Other Assets	138
Total Assets	8,176,920
Liabilities
Payables for Investment Securities Purchased	775,564
Payables for Capital Shares Redeemed	4,759
Payables for Distributions	939
Payables to Vanguard	413
Options Written, at Value (Premiums Received $219)	269
Variation Margin Payable—Futures Contracts	180
Total Liabilities	782,124
Net Assets	7,394,796

At July 31, 2020, net assets consisted of:

Paid-in Capital	6,907,442
Total Distributable Earnings (Loss)	487,354
Net Assets	7,394,796

Investor Shares—Net Assets
Applicable to 88,374,101 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,079,225
Net Asset Value Per Share—Investor Shares	$12.21

Admiral Shares—Net Assets
Applicable to 517,160,612 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,315,571
Net Asset Value Per Share—Admiral Shares	$12.21

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Interest[1]	50,740
Total Income	50,740
Expenses
The Vanguard Group—Note B
Investment Advisory Services	362
Management and Administrative—Investor Shares	835
Management and Administrative—Admiral Shares	2,391
Marketing and Distribution—Investor Shares	61
Marketing and Distribution—Admiral Shares	197
Custodian Fees	23
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	61
Trustees’ Fees and Expenses	3
Total Expenses	3,989
Net Investment Income	46,751
Realized Net Gain (Loss)
Investment Securities Sold[1]	299,476
Futures Contracts	10,221
Options Purchased	2,594
Options Written	204
Realized Net Gain (Loss)	312,495
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	54,158
Futures Contracts	(1,556)
Options Purchased	130
Options Written	264
Change in Unrealized Appreciation (Depreciation)	52,996
Net Increase (Decrease) in Net Assets Resulting from Operations	412,242

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $368,000, ($102,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,751	141,945
Realized Net Gain (Loss)	312,495	168,571
Change in Unrealized Appreciation (Depreciation)	52,996	156,723
Net Increase (Decrease) in Net Assets Resulting from Operations	412,242	467,239
Distributions[1]
Investor Shares	(6,345)	(19,628)
Admiral Shares	(40,532)	(122,275)
Total Distributions	(46,877)	(141,903)
Capital Share Transactions
Investor Shares	109,870	33,277
Admiral Shares	551,408	196,463
Net Increase (Decrease) from Capital Share Transactions	661,278	229,740
Total Increase (Decrease)	1,026,643	555,076
Net Assets
Beginning of Period	6,368,153	5,813,077
End of Period	7,394,796	6,368,153

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.57	$10.96	$10.88	$11.11	$11.51	$11.66
Investment Operations
Net Investment Income	.075[1]	.255[1]	.260[1]	.198[1]	.177	.188
Net Realized and Unrealized Gain (Loss) on Investments	.641	.611	.081	(.230)	(.271)	(.057)
Total from Investment Operations	.716	.866	.341	(.032)	(.094)	.131
Distributions
Dividends from Net Investment Income	(.076)	(.256)	(.261)	(.198)	(.177)	(.188)
Distributions from Realized Capital Gains	—	—	—	—	(.129)	(.093)
Total Distributions	(.076)	(.256)	(.261)	(.198)	(.306)	(.281)
Net Asset Value, End of Period	$12.21	$11.57	$10.96	$10.88	$11.11	$11.51

Total Return[2]	6.20%	7.98%	3.20%	-0.31%	-0.84%	1.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,079	$917	$837	$967	$1,185	$1,326
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.25%	2.27%	2.42%	1.78%	1.53%	1.64%
Portfolio Turnover Rate[3]	167%	214%	231%	181%	152%	142%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 7%, 5%, 35%, 6%, 3%, and 34% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.57	$10.96	$10.88	$11.11	$11.51	$11.66
Investment Operations
Net Investment Income	.081[1]	.267[1]	.272[1]	.210[1]	.188	.199
Net Realized and Unrealized Gain (Loss) on Investments	.641	.610	.080	(.230)	(.271)	(.057)
Total from Investment Operations	.722	.877	.352	(.020)	(.083)	.142
Distributions
Dividends from Net Investment Income	(.082)	(.267)	(.272)	(.210)	(.188)	(.199)
Distributions from Realized Capital Gains	—	—	—	—	(.129)	(.093)
Total Distributions	(.082)	(.267)	(.272)	(.210)	(.317)	(.292)
Net Asset Value, End of Period	$12.21	$11.57	$10.96	$10.88	$11.11	$11.51

Total Return[2]	6.25%	8.09%	3.30%	-0.21%	-0.74%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,316	$5,452	$4,976	$5,100	$5,190	$4,849
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.36%	2.37%	2.52%	1.88%	1.63%	1.74%
Portfolio Turnover Rate[3]	167%	214%	231%	181%	152%	142%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 7%, 5%, 35%, 6%, 3%, and 34% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Fund

Notes to Financial Statements

Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented 9% and 8% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Intermediate-Term Treasury Fund

3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed- delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At July 31, 2020, counterparties had deposited in segregated accounts securities with a value of $1,788,000 and cash of $2,145,000 in connection with TBA transactions.

Intermediate-Term Treasury Fund

5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending

Intermediate-Term Treasury Fund

Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $329,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Treasury Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,176,730	—	7,176,730
Asset-Backed/Commercial Mortgage-Backed Securities	—	374,986	—	374,986
Temporary Cash Investments	149,566	—	—	149,566
Total	149,566	7,551,716	—	7,701,282
Derivative Financial Instruments
Assets
Futures Contracts[1]	415	—	—	415
Liabilities
Options Written	269	—	—	269
Futures Contracts[1]	180	—	—	180
Total	449	—	—	449

1 Represents variation margin on the last day of the reporting period.

D. As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,436,045
Gross Unrealized Appreciation	271,567
Gross Unrealized Depreciation	(10,053)
Net Unrealized Appreciation (Depreciation)	261,514

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $89,173,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended July 31, 2020, the fund purchased $12,867,522,000 of investment securities and sold $11,676,990,000 of investment securities, other than temporary cash investments.

Intermediate-Term Treasury Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	294,181	24,499	232,837	20,585
Issued in Lieu of Cash Distributions	5,826	483	17,969	1,591
Redeemed	(190,137)	(15,833)	(217,529)	(19,329)
Net Increase (Decrease)—Investor Shares	109,870	9,149	33,277	2,847
Admiral Shares
Issued	1,967,186	163,783	1,426,848	126,322
Issued in Lieu of Cash Distributions	33,713	2,798	102,003	9,033
Redeemed	(1,449,491)	(120,603)	(1,332,388)	(118,220)
Net Increase (Decrease)—Admiral Shares	551,408	45,978	196,463	17,135

G. Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

Long-Term Treasury Fund

Fund Allocation

As of July 31, 2020

Agency Bonds and Notes	6.4%
Government Mortgage-Backed Securities	9.7
U.S. Government Securities	83.9

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

56

Long-Term Treasury Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.1%)
U.S. Government Securities (84.0%)
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	48,000	53,058
	United States Treasury Note/Bond	4.750%	2/15/37	12,500	20,307
	United States Treasury Note/Bond	4.375%	2/15/38	2,122	3,370
	United States Treasury Note/Bond	3.500%	2/15/39	15,000	21,762
	United States Treasury Note/Bond	4.250%	5/15/39	15,000	23,754
	United States Treasury Note/Bond	4.500%	8/15/39	28,467	46,467
	United States Treasury Note/Bond	4.375%	11/15/39	42,000	67,751
	United States Treasury Note/Bond	4.625%	2/15/40	44,700	74,370
	United States Treasury Note/Bond	1.125%	5/15/40	200,950	206,287
	United States Treasury Note/Bond	4.375%	5/15/40	33,111	53,728
	United States Treasury Note/Bond	3.875%	8/15/40	63,191	96,870
	United States Treasury Note/Bond	4.750%	2/15/41	37,917	64,726
	United States Treasury Note/Bond	4.375%	5/15/41	14,963	24,513
	United States Treasury Note/Bond	3.750%	8/15/41	42,271	64,331
	United States Treasury Note/Bond	3.000%	5/15/42	9,149	12,626
	United States Treasury Note/Bond	3.125%	2/15/43	72,211	101,636
	United States Treasury Note/Bond	2.875%	5/15/43	152,046	206,474
	United States Treasury Note/Bond	3.625%	8/15/43	50,164	76,007
	United States Treasury Note/Bond	3.750%	11/15/43	72,157	111,392
	United States Treasury Note/Bond	3.625%	2/15/44	101,548	154,337
	United States Treasury Note/Bond	3.125%	8/15/44	72,849	103,366
	United States Treasury Note/Bond	3.000%	11/15/44	90,901	126,721
	United States Treasury Note/Bond	3.000%	5/15/45	35,505	49,652
	United States Treasury Note/Bond	2.875%	8/15/45	62,763	86,172
	United States Treasury Note/Bond	3.000%	11/15/45	13,619	19,117
	United States Treasury Note/Bond	2.500%	2/15/46	73,795	95,426
	United States Treasury Note/Bond	2.500%	5/15/46	22,510	29,157
	United States Treasury Note/Bond	2.250%	8/15/46	84,500	104,780
	United States Treasury Note/Bond	2.875%	11/15/46	67,469	93,539
	United States Treasury Note/Bond	3.000%	2/15/47	125,998	178,858
	United States Treasury Note/Bond	3.000%	5/15/47	49,137	69,827
[1]	United States Treasury Note/Bond	2.750%	8/15/47	84,117	114,768
	United States Treasury Note/Bond	2.750%	11/15/47	51,490	70,388
	United States Treasury Note/Bond	3.000%	2/15/48	76,304	109,091
	United States Treasury Note/Bond	3.125%	5/15/48	84,462	123,525

57

Long-Term Treasury Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	3.000%	8/15/48	87,333	125,377
	United States Treasury Note/Bond	3.375%	11/15/48	118,561	181,658
	United States Treasury Note/Bond	3.000%	2/15/49	128,440	185,155
[1]	United States Treasury Note/Bond	2.875%	5/15/49	134,861	190,660
	United States Treasury Note/Bond	2.250%	8/15/49	120,000	151,181
	United States Treasury Note/Bond	2.375%	11/15/49	115,900	149,910
	United States Treasury Note/Bond	2.000%	2/15/50	117,500	141,110
	United States Treasury Note/Bond	1.250%	5/15/50	135,000	136,646
					4,119,850
Agency Bonds and Notes (6.4%)
[2]	Fannie Mae Interest Strip	0.000%	5/15/29	4,592	4,174
[2]	Fannie Mae Principal Strip	0.000%	5/15/30	60,829	54,323
	Federal Home Loan Banks	1.750%	3/8/30	10,970	11,805
[2]	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	18,031
[2]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	12,000	18,974
[2]	Federal National Mortgage Assn.	0.000%	11/15/30	55,000	48,734
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	9,500	14,758
[2]	Freddie Mac Coupon Strip	0.000%	3/15/28	1,771	1,648
[2]	Freddie Mac Coupon Strip	0.000%	9/15/28	1,000	922
[2]	Freddie Mac Coupon Strip	0.000%	1/15/30	15,658	14,050
[2]	Freddie Mac Coupon Strip	0.000%	3/15/30	12,896	11,550
[2]	Freddie Mac Principal Strip	0.000%	3/15/31	75,000	65,917
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	21,802	20,151
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	30,000	26,845
					311,882
Conventional Mortgage-Backed Securities (3.9%)
[2,3]	Fannie Mae Pool	3.000%	12/1/49–1/1/50	15,928	16,534
[2,3]	Fannie Mae Pool	3.500%	1/1/45–7/1/49	16,486	17,335
[2,3]	Fannie Mae Pool	4.000%	12/1/46–8/1/49	24,106	25,443
[2,3]	Fannie Mae Pool	4.500%	7/1/47–7/1/49	35,019	38,720
[2,3]	Fannie Mae Pool	6.000%	2/1/26–11/1/28	7	7
[3]	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	11,970	12,493
[2,3,4]	UMBS Pool	2.000%	9/1/50	50,000	51,696
[2,3]	UMBS Pool	3.500%	2/1/49–8/1/49	18,048	19,481
[2,3]	UMBS Pool	4.500%	8/1/49	9,320	10,142
					191,851
Nonconventional Mortgage-Backed Securities (5.8%)
[2,3]	Fannie Mae REMICS	3.000%	10/25/33–12/25/49	141,563	152,520
[2,3]	Fannie Mae REMICS	3.500%	3/25/43–7/25/48	28,947	32,904
[2,3]	Fannie Mae REMICS	4.000%	10/25/48	699	787
[2,3]	Freddie Mac REMICS	3.000%	1/15/47–12/15/47	33,549	36,367
[2,3]	Freddie Mac REMICS	3.500%	2/15/48	12,513	14,319
[2,3]	Freddie Mac REMICS	4.000%	5/15/48–9/15/48	31,062	34,489
[3]	Ginnie Mae REMICS	3.000%	12/20/44–8/20/46	8,800	9,703
[3]	Ginnie Mae REMICS	3.500%	6/20/48–5/20/49	3,700	4,120
[3]	Ginnie Mae REMICS	4.000%	10/20/47	1,142	1,224
					286,433
Total U.S. Government and Agency Obligations (Cost $4,057,849)					4,910,016

58

Long-Term Treasury Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
[5] Vanguard Market Liquidity Fund (Cost $81,227)	0.194%	812,272	81,227
Total Investments (101.8%) (Cost $4,139,076)			4,991,243
Other Assets and Liabilities–Net (-1.8%)			(87,445)
Net Assets (100%)			4,903,798

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $27,305,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

59

Long-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	9/25/20	535	$141.00	75,435	(175)
Total Options Written (Premiums Received $143)					(175)

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
Ultra Long U.S. Treasury Bond	September 2020	2,148	489,073	17,115
30-Year U.S. Treasury Bond	September 2020	1,581	288,186	7,775
5-Year U.S. Treasury Note	September 2020	193	24,342	—
				24,890

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2020	(3,129)	(498,293)	(7,676)
2-Year U.S. Treasury Note	September 2020	(691)	(152,700)	(250)
10-Year U.S. Treasury Note	September 2020	(754)	(105,619)	(678)
				(8,604)
				16,286

See accompanying Notes, which are an integral part of the Financial Statements.

60

Long-Term Treasury Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,057,849)	4,910,016
Affiliated Issuers (Cost $81,227)	81,227
Total Investments in Securities	4,991,243
Investment in Vanguard	206
Cash	383
Receivables for Investment Securities Sold	163,841
Receivables for Accrued Income	31,940
Receivables for Capital Shares Issued	8,891
Variation Margin Receivable—Futures Contracts	362
Other Assets	52
Total Assets	5,196,918
Liabilities
Payables for Investment Securities Purchased	285,918
Payables for Capital Shares Redeemed	4,870
Payables for Distributions	889
Payables to Vanguard	294
Options Written, at Value (Premiums Received $143)	175
Variation Margin Payable—Futures Contracts	974
Total Liabilities	293,120
Net Assets	4,903,798

At July 31, 2020, net assets consisted of:

Paid-in Capital	3,668,390
Total Distributable Earnings (Loss)	1,235,408
Net Assets	4,903,798

Investor Shares—Net Assets
Applicable to 73,364,754 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,194,502
Net Asset Value Per Share—Investor Shares	$16.28

Admiral Shares—Net Assets
Applicable to 227,819,920 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,709,296
Net Asset Value Per Share—Admiral Shares	$16.28

See accompanying Notes, which are an integral part of the Financial Statements.

61

Long-Term Treasury Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Interest[1]	46,944
Total Income	46,944
Expenses
The Vanguard Group—Note B
Investment Advisory Services	233
Management and Administrative—Investor Shares	914
Management and Administrative—Admiral Shares	1,363
Marketing and Distribution—Investor Shares	61
Marketing and Distribution—Admiral Shares	112
Custodian Fees	16
Shareholders’ Reports—Investor Shares	65
Shareholders’ Reports—Admiral Shares	46
Trustees’ Fees and Expenses	2
Total Expenses	2,812
Net Investment Income	44,132
Realized Net Gain (Loss)
Investment Securities Sold[1]	340,216
Futures Contracts	33,969
Options Purchased	1,640
Options Written	134
Realized Net Gain (Loss)	375,959
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	300,663
Futures Contracts	7,510
Options Purchased	81
Options Written	159
Change in Unrealized Appreciation (Depreciation)	308,413
Net Increase (Decrease) in Net Assets Resulting from Operations	728,504

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $192,000, $48,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Long-Term Treasury Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,132	97,090
Realized Net Gain (Loss)	375,959	149,853
Change in Unrealized Appreciation (Depreciation)	308,413	490,876
Net Increase (Decrease) in Net Assets Resulting from Operations	728,504	737,819
Distributions[1]
Investor Shares	(19,651)	(25,091)
Admiral Shares	(62,561)	(82,450)
Total Distributions	(82,212)	(107,541)
Capital Share Transactions
Investor Shares	66,409	29,041
Admiral Shares	148,895	56,913
Net Increase (Decrease) from Capital Share Transactions	215,304	85,954
Total Increase (Decrease)	861,596	716,232
Net Assets
Beginning of Period	4,042,202	3,325,970
End of Period	4,903,798	4,042,202

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Long-Term Treasury Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.05	$11.86	$11.96	$11.79	$12.80	$14.19
Investment Operations
Net Investment Income	.144[1]	.331[1]	.334[1]	.328[1]	.332	.351
Net Realized and Unrealized Gain (Loss) on Investments	2.362	2.226	(.100)	.170	(.725)	(1.070)
Total from Investment Operations	2.506	2.557	.234	.498	(.393)	(.719)
Distributions
Dividends from Net Investment Income	(.144)	(.331)	(.334)	(.328)	(.332)	(.351)
Distributions from Realized Capital Gains	(.132)	(.036)	—	—	(.285)	(.320)
Total Distributions	(.276)	(.367)	(.334)	(.328)	(.617)	(.671)
Net Asset Value, End of Period	$16.28	$14.05	$11.86	$11.96	$11.79	$12.80

Total Return[2]	17.92%	21.84%	2.05%	4.21%	-3.21%	-4.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,195	$971	$794	$882	$995	$1,148
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.87%	2.55%	2.89%	2.70%	2.53%	2.76%
Portfolio Turnover Rate[3]	79%	96%[4]	122%	103%[4]	94%	117%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 7%, 4%, 34%, 6%, 3%, and 36% attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

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Long-Term Treasury Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$14.05	$11.86	$11.96	$11.79	$12.80	$14.19
Investment Operations
Net Investment Income	.152[1]	.344[1]	.346[1]	.340[1]	.345	.363
Net Realized and Unrealized Gain (Loss) on Investments	2.362	2.226	(.100)	.170	(.725)	(1.070)
Total from Investment Operations	2.514	2.570	.246	.510	(.380)	(.707)
Distributions
Dividends from Net Investment Income	(.152)	(.344)	(.346)	(.340)	(.345)	(.363)
Distributions from Realized Capital Gains	(.132)	(.036)	—	—	(.285)	(.320)
Total Distributions	(.284)	(.380)	(.346)	(.340)	(.630)	(.683)
Net Asset Value, End of Period	$16.28	$14.05	$11.86	$11.96	$11.79	$12.80

Total Return[2]	17.98%	21.96%	2.16%	4.32%	-3.12%	-4.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,709	$3,071	$2,532	$2,588	$2,509	$2,400
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.65%	2.99%	2.80%	2.63%	2.86%
Portfolio Turnover Rate[3]	79%	96%[4]	122%	103%[4]	94%	117%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 7%, 4%, 34%, 6%, 3%, and 36% attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Long-Term Treasury Fund

Notes to Financial Statements

Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

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Long-Term Treasury Fund

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented 13% and 10% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% net assets, respectively, based on the average market values at each quarter-end during the period.

4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

67

Long-Term Treasury Fund

At July 31, 2020, a counterparty had deposited in segregated accounts securities with a value of $303,000 in connection with TBA transactions.

5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

68

Long-Term Treasury Fund

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $206,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

69

Long-Term Treasury Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,910,016	—	4,910,016
Temporary Cash Investments	81,227	—	—	81,227
Total	81,227	4,910,016	—	4,991,243
Derivative Financial Instruments
Assets
Futures Contracts[1]	362	—	—	362
Liabilities
Options Written	175	—	—	175
Futures Contracts[1]	974	—	—	974
Total	1,149	—	—	1,149

1 Represents variation margin on the last day of the reporting period.

D. As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,139,347
Gross Unrealized Appreciation	879,563
Gross Unrealized Depreciation	(11,556)
Net Unrealized Appreciation (Depreciation)	868,007

E. During the six months ended July 31, 2020, the fund purchased $3,940,626,000 of investment securities and sold $3,511,676,000 of investment securities, other than temporary cash investments.

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Long-Term Treasury Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	333,916	21,658	260,097	19,936
Issued in Lieu of Cash Distributions	18,356	1,173	23,396	1,791
Redeemed	(285,863)	(18,612)	(254,452)	(19,530)
Net Increase (Decrease)—Investor Shares	66,409	4,219	29,041	2,197
Admiral Shares
Issued	1,124,185	72,874	902,904	69,193
Issued in Lieu of Cash Distributions	54,546	3,486	71,329	5,465
Redeemed	(1,029,836)	(67,182)	(917,320)	(69,588)
Net Increase (Decrease)—Admiral Shares	148,895	9,178	56,913	5,070

G. Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

71

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, and Vanguard Short-Term Federal Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades and has advised the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds since their inceptions. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

72

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate or expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

73

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Treasury Fund, Vanguard Short-Term Federal Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

74

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q322 092020

Semiannual Report | July 31, 2020 Vanguard Corporate Bond Funds

Vanguard Short-Term Investment-Grade Fund

Vanguard Intermediate-Term Investment-Grade Fund

Vanguard Long-Term Investment-Grade Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Short-Term Investment-Grade Fund	3
Intermediate-Term Investment-Grade Fund	42
Long-Term Investment-Grade Fund	72
Trustees Approve Advisory Arrangements	99
Liquidity Risk Management	101
Change to Vanguard Short-Term Investment-Grade Fund and Vanguard Intermediate-Term Investment-Grade Fund	102

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	1/31/2020	7/31/2020	Period
Based on Actual Fund Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,030.83	$1.01
Admiral™ Shares	1,000.00	1,031.35	0.51
Institutional Shares	1,000.00	1,031.50	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,065.33	$1.03
Admiral Shares	1,000.00	1,065.86	0.51
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,114.41	$1.16
Admiral Shares	1,000.00	1,114.95	0.63
Based on Hypothetical 5% Yearly Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.77	$1.11
Admiral Shares	1,000.00	1,024.27	0.60

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Investment-Grade Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares; for the Intermediate-Term Investment-Grade Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; for the Long-Term Investment-Grade Fund, 0.22% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Short-Term Investment-Grade Fund

Fund Allocation

As of July 31, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	17.4%
Common Stocks	0.1
Corporate Bonds—Finance	28.7
Corporate Bonds—Industrial	38.3
Corporate Bonds—Utilities	3.8
Sovereign Bonds	5.8
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	5.8

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Short-Term Investment-Grade Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of July 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.250%	6/15/23	500,000	501,795	0.8%
	United States Treasury Note/Bond	0.125%	7/15/23	400,000	400,064	0.6%
1	United States Treasury Note/Bond	1.500%	2/15/30	350,000	381,937	0.6%
	United States Treasury Note/Bond	0.375%	4/30/25	300,000	302,436	0.5%
	United States Treasury Note/Bond	1.500%	11/30/24	250,000	264,140	0.4%
	United States Treasury Note/Bond	1.375%	1/31/22	250,000	254,648	0.4%
	United States Treasury Note/Bond	0.500%	3/15/23	250,000	252,500	0.4%
1	United States Treasury Note/Bond	0.500%	3/31/25	150,000	152,063	0.3%
2	United States Treasury Note/Bond	0.500%	4/30/27	130,000	131,036	0.2%
3	United States Treasury Note/Bond	1.750%	12/31/26	120,000	130,613	0.2%
	United States Treasury Note/Bond	0.125%–1.125%	2/28/22–6/30/22	83,000	83,794	0.1%
					2,855,026	4.5%
Conventional Mortgage-Backed Securities
¤,‡,4	UMBS Pool	2.000%	9/1/50	330,000	341,190	0.5%

Nonconventional Mortgage-Backed Securities †					458,867	0.7%
Total U.S. Government and Agency Obligations (Cost $3,612,429)					3,655,083	5.7%
Asset-Backed/Commercial Mortgage-Backed Securities
4	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	10,170	10,279	0.0%
4	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	19,450	20,215	0.0%
4	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	21,620	22,694	0.0%
4	AmeriCredit Automobile Receivables Trust 2020-2	0.970%–2.130%	2/18/26–3/18/26	21,390	21,413	0.0%
4,5	ARL Second LLC 2014-1A	2.920%	6/15/44	8,939	8,751	0.0%

4

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%–4.360%	9/15/48	17,016	18,149	0.0%
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	4,760	5,329	0.0%
4	Banc of America Funding 2006-H Trust	3.750%	9/20/46	6,626	5,174	0.0%
4	Bank of America Mortgage Trust 2002-J	4.552%	9/25/32	15	15	0.0%
4	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	141,500	144,293	0.2%
4	COMM 2012-CCRE2 Mortgage Trust	3.147%–3.791%	8/15/45	7,025	7,263	0.0%
4,5	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	12,316	12,561	0.0%
4	COMM 2012-CCRE4 Mortgage Trust	2.853%–3.251%	10/15/45	12,894	13,199	0.0%
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,728	0.0%
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	5,985	6,246	0.0%
4	COMM 2013-CCRE11 Mortgage Trust	3.983%–4.258%	8/10/50	57,291	62,429	0.1%
4	COMM 2013-CCRE12 Mortgage Trust	3.623%–4.046%	10/10/46	59,175	63,588	0.1%
4	COMM 2013-CCRE13 Mortgage Trust	4.194%–4.887%	11/10/46	30,874	32,855	0.1%
4,5	COMM 2013-CCRE6 Mortgage Trust	3.147%–3.397%	3/10/46	19,740	20,358	0.0%
4	COMM 2013-CCRE8 Mortgage Trust	3.334%–3.612%	6/10/46	41,979	44,673	0.1%
4,5	COMM 2013-CCRE9 Mortgage Trust	4.220%–4.244%	7/10/45	36,856	37,524	0.1%
4,5	COMM 2013-LC13 Mortgage Trust	3.774%–4.557%	8/10/46	39,084	41,936	0.1%
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,290	3,410	0.0%
4,5	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	11,600	11,391	0.0%
4,5	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	33,245	35,680	0.1%
4	COMM 2014-CCRE14 Mortgage Trust	3.955%–4.236%	2/10/47	20,910	22,859	0.0%
4	COMM 2014-CCRE15 Mortgage Trust	2.928%–4.426%	2/10/47	38,656	41,859	0.1%
4	COMM 2014-CCRE17 Mortgage Trust	3.700%–4.784%	5/10/47	87,171	93,764	0.2%
4	COMM 2014-CCRE18 Mortgage Trust	3.550%–3.828%	7/15/47	40,234	43,672	0.1%
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	21,620	23,082	0.0%
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,922	13,142	0.0%

5

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	38,870	0.1%
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	11,921	13,245	0.0%
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	39,667	43,724	0.1%
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	24,391	0.0%
4	COMM 2015-CCRE27 Mortgage Trust	3.612%–4.456%	10/10/48	20,092	21,651	0.0%
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	9,930	10,741	0.0%
4,5	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	14,864	15,066	0.0%
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,461	1,483	0.0%
4	Drive Auto Receivables Trust 2018-2	3.630%–4.140%	8/15/24	33,864	34,941	0.1%
4	Drive Auto Receivables Trust 2018-3	3.720%–4.300%	9/16/24	34,264	34,888	0.1%
4	Drive Auto Receivables Trust 2018-5	3.680%–4.300%	7/15/23–4/15/26	62,711	64,811	0.1%
4	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	15,870	16,537	0.0%
4	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	13,810	14,002	0.0%
4	Drive Auto Receivables Trust 2020-2	1.420%–3.050%	3/17/25–5/15/28	18,900	19,295	0.0%
4,5	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	13,920	14,262	0.0%
4,5	GS Mortgage Securities Trust 2010-C2	5.179%	12/10/43	3,530	3,526	0.0%
4,5	GS Mortgage Securities Trust 2011-GC3	5.566%	3/10/44	2,280	2,279	0.0%
4,5	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	32,716	33,028	0.1%
4,5	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	35,952	0.1%
4,5	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,034	0.0%
4	GS Mortgage Securities Trust 2012-GCJ7	5.704%	5/10/45	7,150	6,837	0.0%
4,5	GS Mortgage Securities Trust 2013-GC13	4.051%–4.084%	7/10/46	28,584	30,279	0.1%
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%–3.777%	6/10/46	21,310	21,857	0.0%
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%–4.243%	8/10/46	76,379	81,606	0.1%
4	GS Mortgage Securities Trust 2014-GC20	3.998%–4.258%	4/10/47	45,283	49,157	0.1%
4	GS Mortgage Securities Trust 2014-GC24	3.931%–4.532%	9/10/47	75,392	75,828	0.1%
4	GS Mortgage Securities Trust 2014-GC26	3.364%–3.629%	11/10/47	36,070	38,890	0.1%

6

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	GS Mortgage Securities Trust 2015-GC28	3.136%–3.396%	2/10/48	75,389	81,307	0.1%
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	12,225	13,305	0.0%
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,636	5,151	0.0%
4	GS Mortgage Securities Trust 2015-GC34	3.244%–4.650%	10/10/48	40,142	42,579	0.1%
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,930	12,769	0.0%
4	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	13,006	14,538	0.0%
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	8,565	10,188	0.0%
4	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	4,990	5,781	0.0%
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	3,920	4,404	0.0%
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	14,800	16,497	0.0%
4	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	4,625	5,130	0.0%
4	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2	1.867%	2/25/33	515	486	0.0%
4	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4	3.734%	7/25/33	279	265	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%–3.792%	8/15/45	23,548	24,285	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	4,726	4,854	0.0%
4,5	Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV	3.277%	10/15/30	34,485	28,330	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	31,865	33,781	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%–4.153%	8/15/46	32,309	34,705	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%–4.259%	10/15/46	8,603	9,058	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	8,300	8,997	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%–3.214%	2/15/46	9,340	9,627	0.0%

7

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	27,425	28,769	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%–4.384%	2/15/47	34,100	36,664	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%–4.907%	4/15/47	50,105	54,219	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%–4.769%	6/15/47	66,158	66,888	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%–4.011%	8/15/47	24,254	26,116	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	13,400	14,658	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%–3.526%	12/15/47	38,598	41,158	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%–3.249%	2/15/48	57,753	61,006	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%–3.719%	7/15/50	27,998	30,776	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.479%	5/15/48	20,280	22,257	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	8,498	9,423	0.0%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%–4.746%	5/15/49	30,299	32,786	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	62,449	70,383	0.1%
4	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	19,660	22,058	0.0%
4	Morgan Stanley Capital I Trust 2012-C4	3.244%–3.773%	3/15/45	18,552	18,880	0.0%
4,5	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,287	17,294	0.0%
4,5	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	30,189	0.1%
4,5	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	25,027	0.0%
4,5	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	28,264	30,340	0.1%
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%–4.584%	12/15/48	53,382	55,655	0.1%

8

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	11,960	13,044	0.0%
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	22,321	23,937	0.0%
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	20,170	22,319	0.0%
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%–3.587%	12/15/50	12,185	13,574	0.0%
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	4,440	5,123	0.0%
4	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	2,563	2,573	0.0%
4	Santander Drive Auto Receivables Trust 2018-1	2.960%–3.320%	3/15/24	40,400	41,040	0.1%
4	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	40,900	42,651	0.1%
4	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	21,750	22,985	0.0%
4	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	35,530	36,719	0.1%
4	Santander Drive Auto Receivables Trust 2020-2	0.960%–2.220%	11/15/24–9/15/26	54,140	54,283	0.1%
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%–3.539%	10/15/45	28,088	28,936	0.1%
4	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%–4.276%	7/15/46	46,003	49,325	0.1%
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%–4.458%	8/15/50	59,210	62,873	0.1%
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	31,300	34,043	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	31,074	33,247	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%–4.216%	6/15/48	67,632	73,027	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-C30	3.411%–4.498%	9/15/58	70,016	75,734	0.1%
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%–4.536%	9/15/58	46,062	49,292	0.1%

9

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	8,255	8,796	0.0%
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	35,600	39,368	0.1%
4	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	9,590	10,605	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	15,680	17,657	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	5,750	6,305	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	45,250	51,209	0.1%
4	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	39,807	44,813	0.1%
4	Wells Fargo Commercial Mortgage Trust 2017- C42	3.589%	12/15/50	12,935	14,708	0.0%
4	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	7,660	8,633	0.0%
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.514%	3/15/51	5,973	5,534	0.0%
4	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	14,035	16,538	0.0%
4	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%–4.442%	9/15/61	39,850	46,852	0.1%
4	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	6,553	7,542	0.0%
4	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	7,894	9,064	0.0%
4	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	10,300	11,684	0.0%
4	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	18,770	21,143	0.0%
5	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				7,227,049	11.3%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,516,902)					10,931,519	17.1%
Corporate Bonds
Finance
	Banking
	American Express Co.	3.700%	8/3/23	168,248	183,183	0.3%
5	Banco Santander Chile	2.500%	12/15/20	82,290	82,544	0.1%
	Banco Santander SA	2.706%–3.125%	2/23/23–5/28/25	136,840	145,185	0.2%
6,7	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.750%	1/19/23	14,400	10,203	0.0%
4	Bank of America Corp.	3.550%	3/5/24	156,731	167,644	0.3%
4	Bank of America Corp.	0.736%–4.200%	10/1/21–6/19/26	577,753	606,954	1.0%
	Bank of Montreal	3.300%	2/5/24	134,729	146,945	0.2%
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	121,780	133,085	0.2%
	Goldman Sachs Group Inc.	2.875%	2/25/21	129,009	130,570	0.2%

10

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	Goldman Sachs Group Inc.	1.375%–5.750%	9/15/20–9/29/25	533,764	567,179	0.9%
6,7	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.298%	5/16/23	19,370	13,879	0.0%
6,7	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	1.471%	9/8/21	19,280	13,880	0.0%
4	JPMorgan Chase & Co.	1.514%–4.500%	8/15/21–4/22/26	938,902	997,348	1.6%
	Mitsubishi UFJ Financial Group Inc.	1.412%–3.761%	3/7/22–7/17/25	445,123	470,747	0.7%
	Morgan Stanley	2.625%	11/17/21	217,779	223,907	0.4%
	Morgan Stanley	3.125%	1/23/23	151,394	160,988	0.3%
4	Morgan Stanley	2.188%–5.500%	4/21/21–4/28/26	433,727	462,421	0.7%
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,000	22,152	0.0%
	MUFG Union Bank NA	2.100%–3.150%	4/1/22–12/9/22	152,775	159,099	0.3%
	Royal Bank of Canada	2.550%	7/16/24	145,403	155,994	0.2%
	Santander Holdings USA Inc.	3.400%–3.700%	3/28/22–6/2/25	161,571	168,779	0.3%
4	Santander UK Group Holdings plc	3.373%–4.796%	1/5/24–11/15/24	93,994	100,257	0.2%
5	Santander UK plc	2.100%–5.000%	11/15/21–6/18/24	169,343	180,533	0.3%
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	181,830	193,685	0.3%
	Sumitomo Mitsui Financial Group Inc.	1.474%–3.936%	10/19/21–7/8/25	434,462	455,922	0.7%
6,7	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.301%	3/7/23	7,737	5,531	0.0%
6,7	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.350%	10/16/24	22,565	16,006	0.0%
6,7	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.370%	3/29/22	41,051	29,464	0.0%
	Toronto-Dominion Bank	3.500%	7/19/23	160,340	175,043	0.3%
	Truist Bank	2.800%	5/17/22	145,705	151,645	0.2%
4	Truist Bank	1.250%–3.689%	10/26/21–3/10/25	499,243	525,385	0.8%
	Truist Financial Corp.	1.200%–3.950%	1/27/22–8/5/25	184,360	194,566	0.3%
4	Wells Fargo & Co.	1.654%–4.600%	4/1/21–4/30/26	581,382	615,246	1.0%
6,7	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.202%	4/27/22	21,453	15,400	0.0%
6,7	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.422%	7/27/21	66,905	48,136	0.1%
	Wells Fargo Bank NA	3.550%	8/14/23	139,186	151,258	0.2%
	Wells Fargo Bank NA	3.625%	10/22/21	138,400	143,539	0.2%
4	Wells Fargo Bank NA	2.082%–5.250%	9/9/22–8/1/23	121,110	128,954	0.2%
	Westpac Banking Corp.	2.750%	1/11/23	157,175	165,623	0.3%

11

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
§,5	Banking—Other †				7,127,437	11.1%
§,5	Brokerage †				352,283	0.5%
5	Finance Companies †				299,170	0.5%
5	Insurance †				1,064,289	1.7%
5	Real Estate Investment Trusts †				937,551	1.5%
					18,099,609	28.3%
Industrial
5	Basic Industry †				795,069	1.2%
	Capital Goods
	Boeing Co.	4.508%	5/1/23	174,223	182,283	0.3%
5	Capital Goods—Other †				2,103,150	3.3%
	Communication
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	175,442	186,953	0.3%
5	T-Mobile USA Inc.	3.500%	4/15/25	162,040	178,944	0.3%
	ViacomCBS Inc.	4.250%	9/1/23	136,705	149,587	0.2%
5	Communication—Other †				2,542,154	4.0%
	Consumer Cyclical
	General Motors Co.	4.875%–6.125%	10/2/23–10/1/25	116,054	130,508	0.2%
	General Motors Financial Co. Inc.	3.150%–5.200%	3/1/21–7/13/25	417,845	441,853	0.7%
5	Consumer Cyclical—Other †				1,936,713	3.0%
	Consumer Noncyclical
5	AbbVie Inc.	2.300%	11/21/22	247,500	256,511	0.4%
5	AbbVie Inc.	2.600%	11/21/24	195,950	209,114	0.3%
5	AbbVie Inc.	2.150%	11/19/21	161,500	164,738	0.3%
5	AbbVie Inc.	1.250%–5.000%	11/14/21–5/14/25	399,222	424,822	0.7%
	Altria Group Inc.	3.490%	2/14/22	177,660	185,589	0.3%
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	131,206	149,689	0.2%
	BAT Capital Corp.	2.764%	8/15/22	136,300	141,598	0.2%
	CVS Health Corp.	3.700%	3/9/23	371,205	398,682	0.6%
	GlaxoSmithKline Capital plc	2.875%	6/1/22	236,530	247,030	0.4%
5	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	178,598	184,547	0.3%
5	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	165,355	177,816	0.3%
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	174,970	182,422	0.3%
5	Consumer Noncyclical—Other †				4,998,432	7.8%
	Energy
	Energy Transfer Operating LP	3.600%–5.875%	6/1/21–4/15/24	258,771	272,767	0.4%
5	Midwest Connector Capital Co. LLC	3.625%–3.900%	4/1/22–4/1/24	107,611	107,672	0.2%
	Regency Energy P artners LP / Regency Energy Finance Corp.	4.500%–5.875%	3/1/22–11/1/23	232,458	245,344	0.4%
	Shell International Finance BV	2.000%	11/7/24	126,105	133,019	0.2%
	Sunoco Logistics Partners Operations LP	3.450%–4.400%	4/1/21–4/1/24	114,020	117,707	0.2%

12

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
5	Energy—Other †				3,547,447	5.5%
5	Other Industrial †				116,205	0.2%
	Technology
	Fiserv Inc.	2.750%	7/1/24	162,005	174,878	0.3%
	International Business Machines Corp.	2.850%	5/13/22	135,282	141,409	0.2%
	Oracle Corp.	2.400%	9/15/23	140,318	148,355	0.2%
5	Technology—Other †				1,784,722	2.8%
5	Transportation †				961,446	1.5%
					24,119,175	37.7%
Utilities
	Electric
	Duke Energy Corp.	3.227%	3/11/22	290,625	301,398	0.5%
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	202,344	213,906	0.3%
	Pacific Gas and Electric Co.	1.750%	6/16/22	167,935	168,333	0.2%
5	Electric—Other †				1,697,825	2.6%
5	Natural Gas †				38,305	0.1%
					2,419,767	3.7%
Total Corporate Bonds (Cost $42,884,537)					44,638,551	69.7%
Sovereign Bonds
5	Emirate of Abu Dhabi	2.125%	9/30/24	189,450	198,273	0.3%
5	Province of Alberta	1.750%	8/26/20	149,451	149,639	0.3%
5	Sovereign Bonds—Other †				3,282,941	5.1%
Total Sovereign Bonds (Cost $3,509,735)					3,630,853	5.7%
Taxable Municipal Bonds (Cost $36,364) †					36,316	0.1%

				Shares
Common Stocks
Exchange-Traded Funds
8	Vanguard Short-Term Corporate Bond ETF (Cost $78,302)			967,764	80,421	0.1%

13

Short-Term Investment-Grade Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
9	Vanguard Market Liquidity Fund (Cost $1,270,829)	0.194%	12,711,736	1,271,174	2.0%
Total Investments (Cost $61,909,098)				64,243,917	100.4%
Other Assets and Liabilities—Net				(264,456)	(0.4%)
Net Assets				63,979,461	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.

§	Security value determined using significant unobservable inputs.

¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

‡	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

1	Securities with a value of $73,937,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

2	Securities with a value of $78,622,000 have been segregated as initial margin for open centrally cleared swap contracts.

3	Securities with a value of $16,054,000 have been segregated as initial margin for open futures contracts.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $10,711,265,000, representing 16.7% of net assets.

6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7	Face amount denominated in Australian dollars.

8	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

UMBS—Uniform Mortgage-Backed Securities.

14

Short-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 0.565% Semiannually	BNPSW	9/4/20	0.565%	242,333	(1,885)
2-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 0.505% Semiannually	DBAG	9/10/20	0.505%	242,333	(1,596)
					(3,481)

Put Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.765% Semiannually	BNPSW	9/4/20	0.765%	242,333	—
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.505% Semiannually	DBAG	9/10/20	0.505%	242,333	—
					—

Total Options Written (Premiums Received $2,732)					(3,481)

BNPSW—BNP Paribas.

DBAG—Deutsche Bank AG.

LIBOR—London Interbank Offered Rate.

15

Short-Term Investment-Grade Fund

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2020	9,945	1,254,313	372
30-Year U.S. Treasury Bond	September 2020	121	22,056	530
				902

Short Futures Contracts
Euro-Schatz	September 2020	(4,790)	(632,908)	(855)
2-Year U.S. Treasury Note	September 2020	(1,960)	(433,129)	(398)
Euro-Bobl	September 2020	(1,854)	(295,354)	(2,251)
10-Year U.S. Treasury Note	September 2020	(1,346)	(188,545)	28
Ultra Long U.S. Treasury Bond	September 2020	(627)	(142,760)	(4,729)
Ultra 10-Year U.S. Treasury Note	September 2020	(734)	(116,890)	(206)
Euro-Bund	September 2020	(401)	(83,853)	(1,602)
AUD 3-Year Treasury Bond	September 2020	(836)	(69,898)	37
Long Gilt	September 2020	(295)	(53,502)	(436)
5-Year Canadian Government Bond	September 2020	(297)	(28,346)	(144)
AUD 10-Year Treasury Bond	September 2020	(174)	(18,579)	(131)
Euro-Buxl	September 2020	(12)	(3,178)	(159)
				(10,846)
				(9,944)

16

Short-Term Investment-Grade Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Citigroup Global Markets Inc.	8/17/20	USD	675,604	EUR	594,190	—	(24,586)
Royal Bank of Canada	8/17/20	USD	562,023	AUD	804,839	—	(13,037)
Citigroup Global Markets Inc.	8/19/20	USD	387,075	EUR	340,929	—	(14,691)
Morgan Stanley Capital Services LLC	8/17/20	USD	224,647	GBP	178,185	—	(8,620)
Bank of America, N.A.	8/19/20	USD	153,127	EUR	134,163	—	(4,977)
Citigroup Global Markets Inc.	8/31/20	USD	38,219	CAD	51,080	81	—
UBS AG	8/17/20	USD	16,343	AUD	22,894	—	(14)
Bank of Montreal	8/17/20	USD	13,303	AUD	18,763	—	(103)
J.P. Morgan Securities LLC	8/19/20	USD	10,469	EUR	8,870	16	—
Morgan Stanley Capital Services LLC	8/17/20	USD	9,355	AUD	13,370	—	(198)
J.P. Morgan Securities LLC	8/17/20	USD	6,635	AUD	9,479	—	(138)
Morgan Stanley Capital Services LLC	8/31/20	USD	161	CAD	216	—	(1)
State Street Bank & Trust Co.	8/17/20	USD	157	JPY	16,803	—	(2)
UBS AG	8/31/20	USD	20	CAD	27	—	—
J.P. Morgan Securities LLC	8/31/20	USD	11	CAD	15	—	—
						97	(66,367)

AUD—Australian dollar.

CAD—Canadian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S34-V1	6/20/25	USD	55,125	5.000	1,416	365
CDX-NA-IG-S34-V1	6/20/25	USD	1,699,686	1.000	23,907	29,704
						30,069

1 Periodic premium received/paid quarterly.

USD—U.S. dollar.

17

Short-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	32,955	1.000	524	212	312	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	16,580	1.000	327	135	192	—
Boeing Co./A2	6/20/24	GSI	24,365	1.000	(1,692)	460	—	(2,152)
Metlife Inc./A3	12/20/20	GSCM	14,025	1.000	51	—	51	—
Metlife Inc./A3	12/20/21	BARC	6,575	1.000	72	3	69	—
People’s Republic of China/A3	6/20/22	BNPSW	26,335	1.000	417	86	331	—
People’s Republic of China/A3	6/20/24	GSI	20,715	1.000	549	371	178	—
Verizon Communications Inc./Baa1	12/20/22	GSI	33,580	1.000	434	277	157	—
					682	1,544	1,290	(2,152)

Credit Protection Purchased
American International Group Inc.	12/20/20	GSCM	14,025	(1.000)	(52)	(25)	—	(27)
American International Group Inc.	12/20/20	GSCM	6,990	(1.000)	(26)	8	—	(34)
Autozone Inc.	12/20/20	GSCM	9,760	(1.000)	(37)	(27)	—	(10)
Bank of China Ltd.	12/20/21	BNPSW	13,100	(1.000)	(162)	13	—	(175)
Bank of China Ltd.	6/20/22	BNPSW	26,335	(1.000)	(423)	(2)	—	(421)
Bank of China Ltd.	6/20/23	BNPSW	19,485	(1.000)	(430)	(181)	—	(249)
Boeing Co.	12/20/24	JPMC	9,690	(1.000)	646	719	—	(73)
Commerzbank AG	6/20/21	BOANA	24,410	(1.000)	(112)	51	—	(163)
CVS Health Corp.	12/20/20	BOANA	9,760	(1.000)	(36)	(26)	—	(10)
CVS Health Corp.	12/20/20	BOANA	9,760	(1.000)	(36)	(27)	—	(9)

18

Short-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000
CVS Health Corp.	12/20/20	BOANA	4,880	(1.000)	(18)	(13)	—	(5)
CVS Health Corp.	12/20/20	BOANA	4,880	(1.000)	(18)	(10)	—	(8)
CVS Health Corp.	12/20/21	BARC	19,535	(1.000)	(248)	(181)	—	(67)
CVS Health Corp.	12/20/21	BARC	6,620	(1.000)	(84)	(59)	—	(25)
CVS Health Corp.	12/20/21	JPMC	29,300	(1.000)	(371)	(236)	—	(135)
Deutsche Bank AG	12/20/22	JPMC	20,120	(1.000)	124	(46)	170	—
Dominion Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(369)	(257)	—	(112)
Dominion Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(369)	(268)	—	(101)
Federative Republic of Brazil	6/20/25	MSCS	2,385	(1.000)	125	292	—	(167)
Federative Republic of Brazil	12/20/25	BOANA	3,800	(1.000)	234	588	—	(354)
Federative Republic of Brazil	12/20/25	GSCM	10,925	(1.000)	674	1,578	—	(904)
Lincoln National Corp.	6/20/21	BARC	3,340	(1.000)	(28)	16	—	(44)
Lincoln National Corp.	6/20/21	BARC	3,335	(1.000)	(28)	(16)	—	(12)
Lincoln National Corp.	12/20/21	BARC	6,575	(1.000)	(82)	4	—	(86)
McDonald’s Corp.	6/20/22	GSI	26,675	(1.000)	(476)	(323)	—	(153)
Raytheon Co.	12/20/21	GSI	24,420	(1.000)	(336)	(249)	—	(87)
Raytheon Co.	12/20/21	GSI	24,415	(1.000)	(336)	(247)	—	(89)
Republic of Colombia	6/20/25	JPMC	26,200	(1.000)	313	2,995	—	(2,682)
Republic of South Africa	6/20/25	BARC	11,380	(1.000)	1,067	988	79	—
Republic of South Africa	6/20/25	BOANA	12,650	(1.000)	1,185	1,114	71	—
Republic of South Africa	6/20/25	GSI	17,550	(1.000)	1,645	2,199	—	(554)

19

Short-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000
Republic of South Africa	6/20/25	GSI	4,400	(1.000)	412	387	25	—
Republic of South Africa	6/20/25	MSCS	6,300	(1.000)	591	555	36	—
Republic of South Africa	6/20/25	MSCS	4,300	(1.000)	403	581	—	(178)
Republic of Turkey	6/20/25	JPMC	8,635	(1.000)	1,627	1,374	253	—
Societe Generale SA	12/20/21	JPMC	9,765	(1.000)	(122)	(17)	—	(105)
Standard Chartered Bank	12/20/21	JPMC	16,475	(1.000)	(207)	11	—	(218)
State of Qatar	6/20/22	BOANA	1,500	(1.000)	(24)	7	—	(31)
State of Qatar	6/20/22	CITNA	3,450	(1.000)	(56)	15	—	(71)
United Mexican States	6/20/25	BARC	11,600	(1.000)	220	207	13	—
Wells Fargo & Co.	9/20/20	BOANA	25,940	(1.000)	(23)	(15)	—	(8)
					4,757	11,477	647	(7,367)
					5,439	13,021	1,937	(9,519)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank, N.A.

GSCM—Goldman Sachs Bank USA.

GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.

MSCS—Morgan Stanley Capital Services LLC.

At July 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $2,890,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

20

Short-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date[1]	($000)	(%)	(%)	($000)	($000)
9/16/21	9/16/20	181,451	0.250	(0.000)	91	162
9/16/22	9/16/20	141,842	(0.500)	0.000	(921)	(241)
9/18/23	9/16/20	316,792	(0.500)	0.000	(3,022)	(863)
9/16/24	9/16/20	163,575	(0.500)	0.000	(1,867)	(649)
9/16/25	9/16/20	116,225	(0.500)	0.000	(1,362)	(642)
9/16/27	9/16/20	139,181	(0.750)	0.000	(3,539)	(1,247)
					(10,620)	(3,480)

1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semiannually.
3	Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Short-Term Investment-Grade Fund

Statement of Assets and Liabilities
As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $60,559,967)	62,892,322
Affiliated Issuers (Cost $1,349,131)	1,351,595
Total Investments in Securities	64,243,917
Investment in Vanguard	2,780
Cash	4,054
Foreign Currency, at Value (Cost $9,248)	9,421
Receivables for Investment Securities Sold	473,492
Receivables for Accrued Income	410,770
Receivables for Capital Shares Issued	106,090
Swap Premiums Paid	15,246
Variation Margin Receivable—Futures Contracts	731
Variation Margin Receivable—Centrally Cleared Swap Contracts	6
Unrealized Appreciation—Forward Currency Contracts	97
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,937
Other Assets	1,298
Total Assets	65,269,839
Liabilities
Payables for Investment Securities Purchased	1,111,185
Payables for Capital Shares Redeemed	71,284
Payables for Distributions	20,136
Payables to Vanguard	3,360
Options Written, at Value (Premiums Received $2,732)	3,481
Swap Premiums Received	2,225
Variation Margin Payable—Futures Contracts	1,767
Variation Margin Payable—Centrally Cleared Swap Contracts	1,054
Unrealized Depreciation—Forward Currency Contracts	66,367
Unrealized Depreciation—Over-the-Counter Swap Contracts	9,519
Total Liabilities	1,290,378
Net Assets	63,979,461

22

Short-Term Investment-Grade Fund

Statement of Assets and Liabilities (continued)

At July 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	62,301,990
Total Distributable Earnings (Loss)	1,677,471
Net Assets	63,979,461

Investor Shares—Net Assets
Applicable to 745,032,184 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,191,924
Net Asset Value Per Share—Investor Shares	$11.00

Admiral Shares—Net Assets
Applicable to 4,105,768,070 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,144,570
Net Asset Value Per Share—Admiral Shares	$11.00

Institutional Shares—Net Assets
Applicable to 967,947,496 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,642,967
Net Asset Value Per Share—Institutional Shares	$11.00

See accompanying Notes, which are an integral part of the Financial Statements.

23

Short-Term Investment-Grade Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Dividends—Affiliated Issuers	566
Interest—Unaffiliated Issuers	787,046
Interest—Affiliated Issuers	3,072
Total Income	790,684
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,098
Management and Administrative—Investor Shares	6,834
Management and Administrative—Admiral Shares	17,569
Management and Administrative—Institutional Shares	2,849
Marketing and Distribution—Investor Shares	370
Marketing and Distribution—Admiral Shares	1,232
Marketing and Distribution—Institutional Shares	169
Custodian Fees	183
Shareholders’ Reports—Investor Shares	141
Shareholders’ Reports—Admiral Shares	341
Shareholders’ Reports—Institutional Shares	17
Trustees’ Fees and Expenses	24
Total Expenses	32,827
Net Investment Income	757,857
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	130,244
Investment Securities Sold—Affiliated Issuers	(753)
Futures Contracts	(47,093)
Options Purchased	(825)
Options Written	8,930
Swap Contracts	(32,764)
Forward Currency Contracts	66,492
Foreign Currencies	(53,330)
Realized Net Gain (Loss)	70,901
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	980,499
Investment Securities—Affiliated Issuers	2,451

24

Short-Term Investment-Grade Fund

Statement of Operations (continued)
Six Months Ended
July 31, 2020
($000)
Futures Contracts	1,249
Options Purchased	814
Options Written	(353)
Swap Contracts	40,560
Forward Currency Contracts	(98,184)
Foreign Currencies	626
Change in Unrealized Appreciation (Depreciation)	927,662
Net Increase (Decrease) in Net Assets Resulting from Operations	1,756,420

See accompanying Notes, which are an integral part of the Financial Statements.

25

Short-Term Investment-Grade Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	757,857	1,735,187
Realized Net Gain (Loss)	70,901	77,439
Change in Unrealized Appreciation (Depreciation)	927,662	1,640,417
Net Increase (Decrease) in Net Assets Resulting from Operations	1,756,420	3,453,043
Distributions[1]
Investor Shares	(94,201)	(225,153)
Admiral Shares	(542,021)	(1,227,964)
Institutional Shares	(130,982)	(305,277)
Total Distributions	(767,204)	(1,758,394)
Capital Share Transactions
Investor Shares	(121,771)	108,286
Admiral Shares	236,834	2,814,824
Institutional Shares	(345,498)	438,767
Net Increase (Decrease) from Capital Share Transactions	(230,435)	3,361,877
Total Increase (Decrease)	758,781	5,056,526
Net Assets
Beginning of Period	63,220,680	58,164,154
End of Period	63,979,461	63,220,680

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Short-Term Investment-Grade Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.80	$10.50	$10.57	$10.65	$10.60	$10.73
Investment Operations
Net Investment Income	.128[1]	.297[1]	.283[1]	.224[1]	.213	.204
Net Realized and Unrealized Gain (Loss) on Investments	.202	.304	(.069)	(.087)	.053	(.123)
Total from Investment Operations	.330	.601	.214	.137	.266	.081
Distributions
Dividends from Net Investment Income	(.130)	(.301)	(.284)	(.215)	(.205)	(.209)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.011)	(.002)
Total Distributions	(.130)	(.301)	(.284)	(.217)	(.216)	(.211)
Net Asset Value, End of Period	$11.00	$10.80	$10.50	$10.57	$10.65	$10.60

Total Return[2]	3.08%	5.79%	2.07%	1.29%	2.52%	0.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,192	$8,179	$7,846	$9,333	$9,558	$9,840
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.78%	2.71%	2.11%	2.00%	1.91%
Portfolio Turnover Rate	39%[3]	76%[3]	71%[3]	86%	68%	75%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 0%, 1%, and 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Short-Term Investment-Grade Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.80	$10.50	$10.57	$10.65	$10.60	$10.73
Investment Operations
Net Investment Income	.134[1]	.308[1]	.294[1]	.236[1]	.224	.215
Net Realized and Unrealized Gain (Loss) on Investments	.201	.304	(.070)	(.088)	.053	(.123)
Total from Investment Operations	.335	.612	.224	.148	.277	.092
Distributions
Dividends from Net Investment Income	(.135)	(.312)	(.294)	(.226)	(.216)	(.220)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.011)	(.002)
Total Distributions	(.135)	(.312)	(.294)	(.228)	(.227)	(.222)
Net Asset Value, End of Period	$11.00	$10.80	$10.50	$10.57	$10.65	$10.60

Total Return[2]	3.13%	5.90%	2.17%	1.39%	2.62%	0.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,145	$44,211	$40,218	$42,156	$38,564	$33,857
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.88%	2.81%	2.21%	2.10%	2.01%
Portfolio Turnover Rate	39%[3]	76%[3]	71%[3]	86%	68%	75%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 0%, 1%, and 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Short-Term Investment-Grade Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.80	$10.50	$10.57	$10.65	$10.60	$10.73
Investment Operations
Net Investment Income	.135[1]	.311[1]	.297[1]	.240[1]	.227	.218
Net Realized and Unrealized Gain (Loss) on Investments	.202	.304	(.070)	(.089)	.053	(.123)
Total from Investment Operations	.337	.615	.227	.151	.280	.095
Distributions
Dividends from Net Investment Income	(.137)	(.315)	(.297)	(.229)	(.219)	(.223)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.011)	(.002)
Total Distributions	(.137)	(.315)	(.297)	(.231)	(.230)	(.225)
Net Asset Value, End of Period	$11.00	$10.80	$10.50	$10.57	$10.65	$10.60

Total Return	3.15%	5.93%	2.20%	1.42%	2.65%	0.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,643	$10,830	$10,100	$11,566	$9,949	$9,205
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.91%	2.84%	2.24%	2.13%	2.04%
Portfolio Turnover Rate	39%[2]	76%[2]	71%[2]	86%	68%	75%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Includes 0%, 1%, and 1% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Short-Term Investment-Grade Fund

Notes to Financial Statements

Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

30

Short-Term Investment-Grade Fund

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value

31

Short-Term Investment-Grade Fund

of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended July 31, 2020, the fund’s average investment in forward currency contracts represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2020.

6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk

32

Short-Term Investment-Grade Fund

involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2020, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

33

Short-Term Investment-Grade Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

34

Short-Term Investment-Grade Fund

8. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At July 31, 2020, counterparties had deposited in segregated accounts securities with a value of $758,000 and cash of $358,000 in connection with TBA transactions.

9. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With

35

Short-Term Investment-Grade Fund

respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

13. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,780,000, representing less than 0.01% of the fund’s net assets and 1.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

36

Short-Term Investment-Grade Fund

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,655,083	—	3,655,083
Asset-Backed/Commercial Mortgage-Backed Securities	—	10,931,519	—	10,931,519
Corporate Bonds	—	44,638,548	3	44,638,551
Sovereign Bonds	—	3,630,853	—	3,630,853
Taxable Municipal Bonds	—	36,316	—	36,316
Common Stocks	80,421	—	—	80,421
Temporary Cash Investments	1,271,174	—	—	1,271,174
Total	1,351,595	62,892,319	3	64,243,917
Derivative Financial Instruments
Assets
Futures Contracts[1]	731	—	—	731
Forward Currency Contracts	—	97	—	97
Swap Contracts	6[1]	1,937	—	1,943
Total	737	2,034	—	2,771
Liabilities
Options Written	—	3,481	—	3,481
Futures Contracts[1]	1,767	—	—	1,767
Forward Currency Contracts	—	66,367	—	66,367
Swap Contracts	1,054[1]	9,519	—	10,573
Total	2,821	79,367	—	82,188

1 Represents variation margin on the last day of the reporting period.

37

Short-Term Investment-Grade Fund

D.   At July 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest	Foreign
	Rate	Exchange	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Swap Premiums Paid	—	—	15,246	15,246
Variation Margin Receivable—Futures Contracts	731	—	—	731
Variation Margin Receivable—Centrally Cleared Swap Contracts	6	—	—	6
Unrealized Appreciation—Forward Currency Contracts	—	97	—	97
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	1,937	1,937
Total Assets	737	97	17,183	18,017

Options Written	3,481	—	—	3,481
Swap Premiums Received	—	—	2,225	2,225
Variation Margin Payable—Futures Contracts	1,767	—	—	1,767
Variation Margin Payable—Centrally Cleared Swap Contracts	364	—	690	1,054
Unrealized Depreciation—Forward Currency Contracts	—	66,367	—	66,367
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	9,519	9,519
Total Liabilities	5,612	66,367	12,434	84,413

38

Short-Term Investment-Grade Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2020, were:

	Interest	Foreign
	Rate	Exchange	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(47,093)	—	—	(47,093)
Options Purchased	(63)	—	(762)	(825)
Options Written	7,212	—	1,718	8,930
Swap Contracts	(57,349)	—	24,585	(32,764)
Forward Currency Contracts	—	66,492	—	66,492
Realized Net Gain (Loss) on Derivatives	(97,293)	66,492	25,541	(5,260)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,249	—	—	1,249
Options Purchased	847	—	(33)	814
Options Written	13	—	(366)	(353)
Swap Contracts	9,518	—	31,042	40,560
Forward Currency Contracts	—	(98,184)	—	(98,184)
Change in Unrealized Appreciation (Depreciation) on Derivatives	11,627	(98,184)	30,643	(55,914)

E.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	61,914,406
Gross Unrealized Appreciation	2,486,258
Gross Unrealized Depreciation	(204,415)
Net Unrealized Appreciation (Depreciation)	2,281,843

39

Short-Term Investment-Grade Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $647,892,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended July 31, 2020, the fund purchased $16,518,093,000 of investment securities and sold $16,323,435,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $6,641,581,000 and $7,714,281,000, respectively.

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,614,613	150,448	1,636,784	153,429
Issued in Lieu of Cash Distributions	87,693	8,113	209,166	19,568
Redeemed	(1,824,077)	(170,606)	(1,737,664)	(162,876)
Net Increase (Decrease)—Investor Shares	(121,771)	(12,045)	108,286	10,121
Admiral Shares
Issued	8,580,112	794,409	11,770,080	1,102,886
Issued in Lieu of Cash Distributions	432,094	39,978	981,607	91,821
Redeemed	(8,775,372)	(820,855)	(9,936,863)	(931,111)
Net Increase (Decrease)—Admiral Shares	236,834	13,532	2,814,824	263,596
Institutional Shares
Issued	2,124,904	196,371	2,677,282	250,889
Issued in Lieu of Cash Distributions	120,509	11,150	282,087	26,388
Redeemed	(2,590,911)	(242,029)	(2,520,602)	(236,348)
Net Increase (Decrease)—Institutional Shares	(345,498)	(34,508)	438,767	40,929

40

Short-Term Investment-Grade Fund

H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds	Realized			July 31,
	2020		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Intermediate-Term Corporate Bond ETF	—	35,413	36,050	637	—	87	—	—
Vanguard Market Liquidity Fund	158,257	NA1	NA1	(1,390)	332	3,072	—	1,271,174
Vanguard Short-Term Corporate Bond ETF	—	78,302	—	—	2,119	479	—	80,421
Total	158,257			(753)	2,451	3,638	—	1,351,595

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

41

Intermediate-Term Investment-Grade Fund

Fund Allocation

As of July 31, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	10.1%
Corporate Bonds—Finance	29.7
Corporate Bonds—Industrial	39.7
Corporate Bonds—Utilities	4.8
Sovereign Bonds	7.8
Taxable Municipal Bonds	0.2
U.S. Government and Agency Obligations	7.7

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

42

Intermediate-Term Investment-Grade Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of July 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
1	United States Treasury Note/Bond	1.500%	2/15/30	580,158	633,098	1.8%
	United States Treasury Note/Bond	0.625%	5/15/30	400,000	403,248	1.2%
2	United States Treasury Note/Bond	1.500%	1/31/27	247,931	266,060	0.8%
	United States Treasury Note/Bond	0.500%	5/31/27	250,000	251,915	0.7%
	United States Treasury Note/Bond	1.250%	8/31/24	233,055	243,251	0.7%
3	United States Treasury Note/Bond	1.125%	2/28/27	148,759	156,081	0.4%
1	United States Treasury Note/Bond	0.625%	3/31/27	123,965	125,999	0.4%
	United States Treasury Note/Bond	0.500%	4/30/27	49,586	49,981	0.1%
					2,129,633	6.1%

Agency Bonds and Notes †					6,313	0.0%

Conventional Mortgage-Backed Securities
4,5	Fannie Mae Pool	3.000%	12/1/49	121,247	125,854	0.3%
4,5	Fannie Mae Pool	3.000%–3.500%	10/1/49–12/1/49	22,257	23,192	0.1%
4	UMBS Pool	2.000%	9/1/50	178,000	184,036	0.5%
	Conventional Mortgage-Backed Securities—Other †				63,438	0.2%
					396,520	1.1%
Nonconventional Mortgage-Backed Securities
4,5	Fannie Mae REMICS	3.500%–5.250%	9/25/41–10/25/48	44,283	50,921	0.2%
	Nonconventional Mortgage-Backed Securities—Other †				105,595	0.3%
					156,516	0.5%
Total U.S. Government and Agency Obligations (Cost $2,652,465)					2,688,982	7.7%

43

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Asset-Backed/Commercial Mortgage-Backed Securities
4	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%–4.360%	9/15/48	8,157	8,792	0.0%
4	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	1,540	1,724	0.0%
4,6	GS Mortgage Securities Trust 2010-C2	5.179%	12/10/43	1,370	1,369	0.0%
4,6	GS Mortgage Securities Trust 2011-GC3	5.566%	3/10/44	2,650	2,648	0.0%
4,6	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	5,430	5,482	0.0%
4,6	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	7,625	7,605	0.0%
4,6	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,060	0.0%
4	GS Mortgage Securities Trust 2012-GCJ7	5.704%	5/10/45	2,140	2,046	0.0%
4,6	GS Mortgage Securities Trust 2013-GC13	4.051%–4.084%	7/10/46	1,395	1,368	0.0%
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%–3.777%	6/10/46	5,678	5,863	0.0%
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%–4.243%	8/10/46	6,594	6,923	0.0%
4	GS Mortgage Securities Trust 2014-GC20	3.998%–4.258%	4/10/47	11,859	12,870	0.1%
4	GS Mortgage Securities Trust 2014-GC24	4.162%–4.532%	9/10/47	13,745	13,232	0.1%
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	7,680	8,200	0.0%
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,286	9,964	0.0%
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	2,398	2,609	0.0%
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,615	5,127	0.0%
4	GS Mortgage Securities Trust 2015-GC34	3.244%–4.650%	10/10/48	10,290	10,854	0.0%
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	2,220	2,376	0.0%
4	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	10,220	11,424	0.1%
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	5,335	6,346	0.0%
4	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	3,080	3,612	0.0%
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	6,528	7,333	0.0%
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	13,130	14,635	0.1%

44

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
4	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	18,170	20,152	0.1%
4	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	7,336	7,993	0.0%
4	Morgan Stanley Capital I Trust 2012-C4	3.244%–3.773%	3/15/45	4,700	4,771	0.0%
4,6	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,407	6,410	0.0%
4,6	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,879	0.0%
4,6	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,862	0.0%
4,6	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	4,337	4,655	0.0%
4	Morgan Stanley Capital I Trust 2015-UBS8	4.584%	12/15/48	3,210	2,589	0.0%
4	Morgan Stanley Capital I Trust 2016-BNK2	2.791%–3.049%	11/15/49	13,560	14,507	0.0%
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	20,478	21,961	0.1%
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	10,920	12,084	0.1%
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%–3.587%	12/15/50	6,306	7,025	0.0%
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	6,730	7,765	0.0%
4,6	Asset-Backed/Commercial Mortgage-Backed Securities—Other †				3,247,894	9.3%
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,376,054)					3,521,009	10.0%
Corporate Bonds
Finance
	Banking
4	Bank of America Corp.	1.319%–4.271%	1/22/25–7/23/31	563,999	622,001	1.8%
4	Bank of New York Mellon Corp.	3.442%	2/7/28	65,305	75,636	0.2%
4	Citigroup Inc.	1.750%–4.600%	6/10/25–6/3/31	347,388	392,980	1.1%
	Credit Suisse AG	3.625%	9/9/24	66,594	74,022	0.2%
	Goldman Sachs Group Inc.	3.750%	5/22/25	85,781	95,786	0.3%
4	Goldman Sachs Group Inc.	2.600%–4.223%	1/23/25–2/7/30	231,353	258,573	0.7%
7,8	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.645%	5/2/24	30,700	22,147	0.1%
4	HSBC Holdings plc	4.041%	3/13/28	78,139	87,209	0.3%
4	HSBC Holdings plc	2.099%–4.950%	11/7/25–6/4/31	258,121	287,357	0.8%
7,8	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.198%	2/16/24	28,200	19,866	0.1%
4	JPMorgan Chase & Co.	2.005%–4.493%	1/23/25–7/24/38	433,002	488,293	1.4%

45

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Lloyds Banking Group plc	3.750%	1/11/27	68,999	78,055	0.2%
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	90,274	100,454	0.3%
	Morgan Stanley	3.875%	1/27/26	84,720	97,168	0.3%
4	Morgan Stanley	2.699%	1/22/31	74,081	80,408	0.2%
	Morgan Stanley	3.625%	1/20/27	68,607	78,796	0.2%
4	Morgan Stanley	2.188%–4.431%	10/23/24–4/1/31	180,226	203,217	0.6%
	PNC Bank NA	3.100%	10/25/27	74,625	85,112	0.3%
	PNC Bank NA	2.700%–3.250%	2/23/25–10/22/29	149,077	166,053	0.5%
	PNC Financial Services Group Inc.	2.550%–3.450%	7/23/26–1/22/30	103,044	117,267	0.3%
	Royal Bank of Canada	2.250%	11/1/24	80,011	85,119	0.2%
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	82,627	91,230	0.3%
	Wells Fargo & Co.	3.000%	10/23/26	65,315	71,654	0.2%
4	Wells Fargo & Co.	1.741%–4.150%	9/9/24–2/11/31	426,277	463,812	1.3%
9	Wells Fargo Bank NA	5.250%	8/1/23	6,500	9,547	0.0%
	Westpac Banking Corp.	3.350%	3/8/27	63,262	72,932	0.2%
§,6	Banking—Other †				3,109,270	8.9%
6	Brokerage †				706,399	2.0%
6	Finance Companies †				83,456	0.2%
6	Insurance †				1,021,876	2.9%
	Other Finance †				16,472	0.1%
6	Real Estate Investment Trusts †				1,160,385	3.3%
					10,322,552	29.5%
Industrial
	Basic Industry
	Dow Chemical Co.	3.625%	5/15/26	76,513	85,288	0.2%
6	Basic Industry—Other †				520,231	1.5%
	Capital Goods
	Boeing Co.	4.875%	5/1/25	69,362	75,190	0.2%
	Raytheon Technologies Corp.	3.125%	5/4/27	75,336	84,293	0.2%
6	Capital Goods—Other †				1,139,144	3.3%
	Communication
	Comcast Corp.	4.150%	10/15/28	60,520	74,313	0.2%
	Comcast Corp.	1.950%–4.250%	8/15/25–1/15/31	276,389	310,540	0.9%
6	Sky Ltd.	3.750%	9/16/24	19,800	22,318	0.1%
6	T-Mobile USA Inc.	3.750%	4/15/27	90,487	102,612	0.3%
6	Communication—Other †				1,398,394	4.0%
	Consumer Cyclical
	Visa Inc.	3.150%	12/14/25	106,820	120,198	0.3%
6	Consumer Cyclical—Other †				1,428,204	4.1%
	Consumer Noncyclical
6	AbbVie Inc.	2.950%	11/21/26	79,437	87,548	0.3%
	Bristol-Myers Squibb Co.	3.200%	6/15/26	82,238	92,061	0.3%
	Bristol-Myers Squibb Co.	3.450%	11/15/27	63,799	74,297	0.2%
	CVS Health Corp.	4.300%	3/25/28	86,736	102,368	0.3%
	Gilead Sciences Inc.	3.500%	2/1/25	80,832	90,577	0.3%
	Reynolds American Inc.	4.450%	6/12/25	71,809	81,671	0.2%
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	76,935	86,453	0.2%

46

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
6	Consumer Noncyclical—Other †				3,463,117	9.9%
	Energy
	BP Capital Markets America Inc.	3.119%	5/4/26	65,745	72,675	0.2%
	ConocoPhillips Co.	4.950%	3/15/26	67,315	81,657	0.2%
	Shell International Finance BV	2.375%	11/7/29	70,145	75,624	0.2%
6	Energy—Other †				1,674,782	4.8%
6	Other Industrial †				18,200	0.1%
	Technology
	Apple Inc.	3.250%	2/23/26	87,421	99,173	0.3%
	Apple Inc.	2.450%	8/4/26	69,162	75,764	0.2%
	Apple Inc.	2.050%	9/11/26	69,421	74,844	0.2%
	Apple Inc.	2.750%–3.350%	1/13/25–11/13/27	227,372	256,468	0.8%
	International Business
	Machines Corp.	3.300%	5/15/26	115,734	131,624	0.4%
	Microsoft Corp.	2.700%	2/12/25	72,990	80,069	0.2%
	QUALCOMM Inc.	3.250%	5/20/27	68,234	78,306	0.2%
6	Technology—Other †				1,159,293	3.3%
6	Transportation †				466,942	1.3%
					13,784,238	39.4%
Utilities
6	Electric †				1,559,286	4.4%
6	Natural Gas †				74,234	0.2%
	Other Utility †				24,213	0.1%
					1,657,733	4.7%
Total Corporate Bonds (Cost $23,730,354)					25,764,523	73.6%
Sovereign Bonds
	Kingdom of Saudi Arabia	2.375%	10/26/21	129,992	132,336	0.4%
4	Republic of Colombia	4.500%	1/28/26	110,019	122,632	0.3%
	Republic of Indonesia	3.750%	4/25/22	87,775	91,463	0.3%
	Russian Federation	4.750%	5/27/26	63,600	73,379	0.2%
	United Mexican States	4.500%	4/22/29	97,632	109,308	0.3%
6	Sovereign Bonds—Other †				2,171,763	6.2%
Total Sovereign Bonds (Cost $2,566,993)					2,700,881	7.7%
Taxable Municipal Bonds (Cost $59,472) †					62,343	0.2%

47

Intermediate-Term Investment-Grade Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
10	Vanguard Market Liquidity Fund (Cost $820,422)	0.194%	8,204,364	820,436	2.4%
Total Investments (Cost $33,205,760)				35,558,174	101.6%
Other Assets and Liabilities—Net				(553,917)	(1.6%)
Net Assets				35,004,257	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.
§	Security value determined using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Securities with a value of $55,683,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $17,037,000 and cash of $81,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $17,076,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $3,492,614,000, representing 10.0% of net assets.
7	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in Australian dollars.
9	Face amount denominated in British pounds.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

48

Intermediate-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
10-Year U.S. Treasury Note	September 2020	8,568	1,200,189	9,920
Ultra 10-Year U.S. Treasury Note	September 2020	1,148	182,819	(41)
5-Year U.S. Treasury Note	September 2020	837	105,567	(15)
				9864

Short Futures Contracts
3-Year U.S. Treasury Note	September 2020	(50)	(11,670)	(15)
AUD 10-Year Treasury Bond	September 2020	(169)	(18,045)	(127)
Euro-Buxl	September 2020	(105)	(27,809)	(1,282)
Long Gilt	September 2020	(195)	(35,366)	(274)
2-Year U.S. Treasury Note	September 2020	(182)	(40,219)	(24)
AUD 3-Year Treasury Bond	September 2020	(652)	(54,514)	28
Euro-Schatz	September 2020	(413)	(54,570)	(56)
Euro-Bobl	September 2020	(360)	(57,350)	(331)
30-Year U.S. Treasury Bond	September 2020	(732)	(133,430)	(1,831)
Euro-Bund	September 2020	(822)	(171,889)	(2,437)
Ultra Long U.S. Treasury Bond	September 2020	(908)	(206,740)	(9,512)
				(15,861)
				(5,997)

49

Intermediate-Term Investment-Grade Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
UBS AG	8/17/20	EUR	15,776	USD	18,024	565	—
Citigroup Global Markets Inc.	8/17/20	EUR	5,926	USD	6,896	87	—
Bank of America, N.A.	8/17/20	EUR	2,628	USD	3,096	1	—
Citigroup Global Markets Inc.	8/17/20	USD	311,116	EUR	273,625	—	(11,321)
Royal Bank of Canada	8/17/20	USD	158,971	AUD	227,652	—	(3,688)
Royal Bank of Canada	8/17/20	USD	56,238	MXN	1,262,213	—	(349)
Morgan Stanley Capital Services LLC	8/17/20	USD	50,809	GBP	40,301	—	(1,950)
State Street Bank & Trust Co.	8/17/20	USD	20,186	EUR	17,276	—	(171)
J.P. Morgan Securities LLC	8/17/20	USD	17,994	AUD	25,095	64	—
Goldman Sachs Bank USA	8/17/20	USD	17,308	MXN	384,425	74	—
J.P. Morgan Securities LLC	8/17/20	USD	14,910	EUR	12,633	24	—
Morgan Stanley Capital Services LLC	8/17/20	USD	9,683	EUR	8,448	—	(272)
BNP Paribas	8/17/20	USD	5,089	AUD	7,171	—	(35)
Bank of America, N.A.	8/17/20	USD	2,911	EUR	2,520	—	(58)
Morgan Stanley Capital Services LLC	8/17/20	USD	2,273	GBP	1,736	1	—
J.P. Morgan Securities LLC	8/17/20	USD	1,449	GBP	1,151	—	(57)
State Street Bank & Trust Co.	8/17/20	USD	78	JPY	8,326	—	(1)
Bank of America, N.A.	8/17/20	USD	1	MXN	25	—	—
						816	(17,902)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

USD—U.S. dollar.

50

Intermediate-Term Investment-Grade Fund

Centrally Cleared Credit Default Swaps
				Periodic
				Premium			Unrealized
				Received			Appreciation
	Termination	Notional Amount		(Paid	)[1]	Value	(Depreciation	)
Reference Entity	Date	(000)		(%	)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S34-V1	6/20/25	USD	30,108	5.000		773	200
CDX-NA-IG-S34-V1	6/20/25	USD	1,475,450	1.000		20,753	24,377
						21,526	24,577

1 Periodic premium received/paid quarterly.

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)	Value	(Paid )	Appreciation	(Depreciation	)
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
America Movil /A3	12/20/22	BARC	15,000	1.000		33	(69)	102	—
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	15,760	1.000		250	101	149	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	7,605	1.000		150	62	88	—
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	19,400	1.000		642	504	138	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	9,400	1.000		311	236	75	—
Metlife Inc./A3	12/20/20	GSCM	5,625	1.000		20	—	20	—
Metlife Inc./A3	12/20/21	BARC	3,165	1.000		35	2	33	—
Metlife Inc./A3	6/20/24	BARC	24,300	1.000		527	17	510	—
People’s Republic of China/A3	6/20/22	BNPSW	22,800	1.000		362	75	287	—
Verizon Communications Inc./Baa1	12/20/22	GSI	15,585	1.000		202	129	73	—
							1,057	1,475	—

51

Intermediate-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Paid )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Credit Protection Purchased
American International Group Inc.	12/20/20	GSCM	5,625	(1.000)		(21)	(10)	—	(11)
American International Group Inc.	12/20/20	GSCM	2,835	(1.000)		(11)	3	—	(14)
Bank of China Ltd.	12/20/21	BNPSW	6,200	(1.000)		(77)	6	—	(83)
Bank of China Ltd.	6/20/22	BNPSW	22,800	(1.000)		(366)	(2)	—	(364)
Commerzbank AG	6/20/21	BOANA	24,495	(1.000)		(112)	82	—	(194)
CVS Health Corp.	12/20/21	BARC	3,220	(1.000)		(41)	(29)	—	(12)
CVS Health Corp.	12/20/21	BOANA	15,000	(1.000)		(190)	(136)	—	(54)
Deutsche Bank AG	12/20/22	JPMC	9,115	(1.000)		56	(21)	77	—
Federative Republic of Brazil	6/20/25	BOANA	4,530	(1.000)		237	233	4	—
Federative Republic of Brazil	6/20/25	MSCS	14,215	(1.000)		744	1,739	—	(995)
Federative Republic of Brazil	12/20/25	BOANA	3,885	(1.000)		240	602	—	(362)
Federative Republic of Brazil	12/20/25	GSCM	2,485	(1.000)		153	359	—	(206)
JPMorgan Chase Bank N.A.	12/20/20	MSCS	25,000	(1.000)		(74)	(13)	—	(61)
Lincoln National Corp.	6/20/21	BARC	10,000	(1.000)		(85)	39	—	(124)
Lincoln National Corp.	6/20/21	BARC	1,555	(1.000)		(13)	8	—	(21)

52

Intermediate-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Paid )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Lincoln National Corp.	6/20/21	BARC	1,550	(1.000)		(13)	(7)	—	(6)
Lincoln National Corp.	12/20/21	BARC	3,165	(1.000)		(39)	2	—	(41)
McDonald’s Corp.	6/20/22	GSI	12,325	(1.000)		(220)	(149)	—	(71)
Republic of Colombia	6/20/25	GSI	15,000	(1.000)		179	517	—	(338)
Republic of Colombia	6/20/25	JPMC	2,485	(1.000)		30	284	—	(254)
Republic of Colombia	6/20/25	MSCS	36,900	(1.000)		440	2,347	—	(1,907)
Republic of South Africa	6/20/25	BARC	6,230	(1.000)		584	541	43	—
Republic of South Africa	6/20/25	BOANA	6,920	(1.000)		648	609	39	—
Republic of South Africa	6/20/25	GSI	10,710	(1.000)		1,004	1,342	—	(338)
Republic of South Africa	6/20/25	GSI	2,400	(1.000)		225	211	14	—
Republic of South Africa	6/20/25	MSCS	26,585	(1.000)		2,492	3,593	—	(1,101)
Republic of South Africa	6/20/25	MSCS	3,400	(1.000)		319	300	19	—
Republic of Turkey	6/20/25	JPMC	10,000	(1.000)		1,884	1,591	293	—
Societe Generale SA	12/20/21	JPMC	14,675	(1.000)		(184)	(25)	—	(159)

53

Intermediate-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Paid )	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Standard Chartered Bank	12/20/21	JPMC	7,945	(1.000)		(100)	5	—	(105)
State of Qatar	6/20/22	BOANA	1,360	(1.000)		(22)	6	—	(28)
State of Qatar	6/20/22	CITNA	2,640	(1.000)		(42)	12	—	(54)
Wells Fargo & Co.	9/20/20	BOANA	9,700	(1.000)		(8)	(3)	—	(5)
						7,617	14,036	489	(6,908)
						10,149	15,093	1,964	(6,908)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank N.A.

GSCM—Goldman Sachs Bank USA.

GSI—Goldman Sachs International.

JPMC—JP Morgan Chase Bank.

MSCS—Morgan Stanley Capital Services LLC.

At July 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $7,255,000 and cash of $2,030,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

54

Intermediate-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps
			Fixed		Floating
			Interest		Interest
			Rate		Rate			Unrealized
	Future	Notional	Received		Received			Appreciation
	Effective	Amount	(Paid	)[2]	(Paid	)[3]	Value	(Depreciation )
Termination Date	Date	($000)	(%	)	(%	)	($000)	($000)
7/31/21	N/A	100.047			(0.100)		—	—
9/16/21	9/16/20[1]	66,607.250			0.000		33	57
9/16/22	9/16/20[1]	83,112	(.500)		0.000		(540)	(141)
9/18/23	9/16/20[1]	85,875	(.500)		0.000		(819)	(237)
9/16/24	9/16/20[1]	42,709	(.500)		0.000		(487)	(158)
9/16/25	9/16/20[1]	24,637	(.500)		0.000		(289)	(140)
9/16/27	9/16/20[1]	37,976	(.750)		0.000		(966)	(340)
							(3,068)	(959)

1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semiannually.
3	Based on 3-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Intermediate-Term Investment-Grade Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,385,338)	34,737,738
Affiliated Issuers (Cost $820,422)	820,436
Total Investment Securities	35,558,174
Investment in Vanguard	1,526
Cash	5,500
Cash Collateral Pledged—Forward Currency Contracts	81
Receivables for Investment Securities Sold	312,777
Receivables for Accrued Income	241,435
Receivables for Capital Shares Issued	30,343
Swap Premiums Paid	15,557
Variation Margin Receivable—Futures Contracts	1,492
Variation Margin Receivable—Centrally Cleared Swap Contracts	2
Unrealized Appreciation—Forward Currency Contracts	816
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,964
Other Assets	172
Total Assets	36,169,839
Liabilities
Foreign Currency at Value	5,860
Payables for Investment Securities Purchased	1,096,905
Payables for Capital Shares Redeemed	22,583
Payables for Distributions	10,706
Payables to Vanguard	1,824
Swap Premiums Received	464
Variation Margin Payable—Futures Contracts	1,767
Variation Margin Payable—Centrally Cleared Swap Contracts	663
Unrealized Depreciation—Forward Currency Contracts	17,902
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,908
Total Liabilities	1,165,582
Net Assets	35,004,257

Intermediate-Term Investment-Grade Fund

Statement of Assets and Liabilities (continued)

At July 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	31,988,399
Total Distributable Earnings (Loss)	3,015,858
Net Assets	35,004,257

Investor Shares—Net Assets
Applicable to 233,051,623 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,490,178
Net Asset Value Per Share—Investor Shares	$10.69

Admiral Shares—Net Assets
Applicable to 3,042,936,602 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,514,079
Net Asset Value Per Share—Admiral Shares	$10.69

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Interest[1]	461,014
Total Income	461,014
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,686
Management and Administrative—Investor Shares	2,039
Management and Administrative—Admiral Shares	12,445
Marketing and Distribution—Investor Shares	122
Marketing and Distribution—Admiral Shares	814
Custodian Fees	184
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	349
Trustees’ Fees and Expenses	13
Total Expenses	17,704
Net Investment Income	443,310
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	540,505
Futures Contracts	124,289
Options Purchased	(224)
Options Written	3,337
Swap Contracts	25,613
Forward Currency Contracts	21,141
Foreign Currencies	(11,905)
Realized Net Gain (Loss)	702,756
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	959,892
Futures Contracts	(39,785)
Options Purchased	(774)
Options Written	446
Swap Contracts	26,418
Forward Currency Contracts	(26,431)
Foreign Currencies	442
Change in Unrealized Appreciation (Depreciation)	920,208
Net Increase (Decrease) in Net Assets Resulting from Operations	2,066,274

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,065,000, ($243,000), and ($22,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $15,292,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	443,310	960,099
Realized Net Gain (Loss)	702,756	751,038
Change in Unrealized Appreciation (Depreciation)	920,208	1,473,746
Net Increase (Decrease) in Net Assets Resulting from Operations	2,066,274	3,184,883
Distributions[1]
Investor Shares	(45,417)	(68,732)
Admiral Shares	(602,317)	(894,326)
Total Distributions	(647,734)	(963,058)
Capital Share Transactions
Investor Shares	(68,364)	179,825
Admiral Shares	49,267	2,077,386
Net Increase (Decrease) from Capital Share Transactions	(19,097)	2,257,211
Total Increase (Decrease)	1,399,443	4,479,036
Net Assets
Beginning of Period	33,604,814	29,125,778
End of Period	35,004,257	33,604,814

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.23	$9.52	$9.61	$9.66	$9.72	$10.06
Investment Operations
Net Investment Income	.132 [1]	.300 [1]	.300 [1]	.277 [1]	.278	.288
Net Realized and Unrealized Gain (Loss) on Investments	.525	.711	(.087)	(.034)	.030	(.288)
Total from Investment Operations	.657	1.011	.213	.243	.308	.000
Distributions
Dividends from Net Investment Income	(.134)	(.301)	(.303)	(.274)	(.276)	(.296)
Distributions from Realized Capital Gains	(.063)	—	—	(.016)	(.092)	(.044)
Total Distributions	(.197)	(.301)	(.303)	(.290)	(.368)	(.340)
Net Asset Value, End of Period	$10.69	$10.23	$9.52	$9.61	$9.66	$9.72

Total Return[2]	6.53%	10.76%	2.31%	2.47%	3.16%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,490	$2,459	$2,115	$2,472	$2,671	$2,701
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.59%	3.03%	3.20%	2.84%	2.80%	2.94%
Portfolio Turnover Rate	56%[3,4]	114%[3]	73%[3]	63%	68%	70%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 3%, 1%, and 1% attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.23	$9.52	$9.61	$9.66	$9.72	$10.06
Investment Operations
Net Investment Income	.137[1]	.309[1]	.310[1]	.288[1]	.288	.298
Net Realized and Unrealized Gain (Loss) on Investments	.525	.712	(.087)	(.039)	.030	(.288)
Total from Investment Operations	.662	1.021	.223	.249	.318	.010
Distributions
Dividends from Net Investment Income	(.139)	(.311)	(.313)	(.283)	(.286)	(.306)
Distributions from Realized Capital Gains	(.063)	—	—	(.016)	(.092)	(.044)
Total Distributions	(.202)	(.311)	(.313)	(.299)	(.378)	(.350)
Net Asset Value, End of Period	$10.69	$10.23	$9.52	$9.61	$9.66	$9.72

Total Return[2]	6.59%	10.87%	2.41%	2.58%	3.27%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,514	$31,146	$27,011	$27,000	$25,145	$18,764
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.69%	3.13%	3.30%	2.94%	2.90%	3.04%
Portfolio Turnover Rate	56%[3,4]	114%[3]	73%[3]	63%	68%	70%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes 3%, 1%, and 1% attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund

Notes to Financial Statements

Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.    The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between

Intermediate-Term Investment-Grade Fund

changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented 7% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

Intermediate-Term Investment-Grade Fund

During the six months ended July 31, 2020, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including

64

Intermediate-Term Investment-Grade Fund

bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or

65

Intermediate-Term Investment-Grade Fund

writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2020.

7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At July 31, 2020, counterparties had deposited in segregated accounts securities with a value of $414,000 and cash of $320,000 in connection with TBA transactions.

8. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased.

66

Intermediate-Term Investment-Grade Fund

The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

67

Intermediate-Term Investment-Grade Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.    In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,526,000, representing less than 1% of the fund’s net assets and 0.61% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.    Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

68

Intermediate-Term Investment-Grade Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,688,982	—	2,688,982
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,521,009	—	3,521,009
Corporate Bonds	—	25,764,520	3	25,764,523
Sovereign Bonds	—	2,700,881	—	2,700,881
Taxable Municipal Bonds	—	62,343	—	62,343
Temporary Cash Investments	820,436	—	—	820,436
Total	820,436	34,737,735	3	35,558,174
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,492	—	—	1,492
Forward Currency Contracts	—	816	—	816
Swap Contracts	2[1]	1,964	—	1,966
Total	1,494	2,780	—	4,274
Liabilities
Futures Contracts[1]	1,767	—	—	1,767
Forward Currency Contracts	—	17,902	—	17,902
Swap Contracts	663[1]	6,908	—	7,571
Total	2,430	24,810	—	27,240

1 Represents variation margin on the last day of the reporting period.

69

Intermediate-Term Investment-Grade Fund

D.    At July 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Swap Premiums Paid	—	—	15,557	15,557
Variation Margin Receivable—Futures Contracts	1,492	—	—	1,492
Variation Margin Receivable—Centrally Cleared Swap Contracts	2	—	—	2
Unrealized Appreciation—Forward Currency Contracts	—	816	—	816
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	1,964	1,964
Total Assets	1,494	816	17,521	19,831

Swap Premiums Received	—	—	464	464
Variation Margin Payable—Futures Contracts	1,767	—	—	1,767
Variation Margin Payable—Centrally Cleared Swap Contracts	104	—	559	663
Unrealized Depreciation—Forward Currency Contracts	—	17,902	—	17,902
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	6,908	6,908
Total Liabilities	1,871	17,902	7,931	27,704

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2020, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	124,289	—	—	124,289
Options Purchased	1,169	—	(1,393)	(224)
Options Written	2,443	—	894	3,337
Swap Contracts	(23,130)	—	48,743	25,613
Forward Currency Contracts	—	21,141	—	21,141
Realized Net Gain (Loss) on Derivatives	104,771	21,141	48,244	174,156

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(39,785)	—	—	(39,785)
Options Purchased	30	—	(804)	(774)
Options Written	499		(53)	446
Swap Contracts	1,654	—	24,764	26,418
Forward Currency Contracts	—	(26,431)	—	(26,431)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(37,602)	(26,431)	23,907	(40,126)

70

Intermediate-Term Investment-Grade Fund

E.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	33,209,009
Gross Unrealized Appreciation	2,480,382
Gross Unrealized Depreciation	(120,199)
Net Unrealized Appreciation (Depreciation)	2,360,183

F.  During the six months ended July 31, 2020, the fund purchased $12,181,655,000 of investment securities and sold $10,737,771,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,879,743,000 and $7,852,908,000, respectively. Total purchases and sales include $0 and $181,402,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2020, such purchases and sales were $239,314,000 and $3,037,263,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

G.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	359,213	34,835	694,995	70,141
Issued in Lieu of Cash Distributions	40,473	3,978	61,073	6,151
Redeemed	(468,050)	(46,057)	(576,243)	(58,273)
Net Increase (Decrease)—Investor Shares	(68,364)	(7,244)	179,825	18,019
Admiral Shares
Issued	4,367,273	424,879	7,117,223	718,767
Issued in Lieu of Cash Distributions	515,958	50,693	755,605	76,093
Redeemed	(4,833,964)	(476,730)	(5,795,442)	(589,254)
Net Increase (Decrease)—Admiral Shares	49,267	(1,158)	2,077,386	205,606

H.    Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

71

Long-Term Investment-Grade Fund

Fund Allocation

As of July 31, 2020

Corporate Bonds—Finance	18.5%
Corporate Bonds—Industrial	49.7
Corporate Bonds—Utilities	15.6
Sovereign Bonds	1.6
Taxable Municipal Bonds	9.7
U.S. Government and Agency Obligations	4.9

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

72

Long-Term Investment-Grade Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of July 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
[1,2]	United States Treasury Note/Bond	4.500%	2/15/36	114,585	178,574	0.8%
	United States Treasury Note/Bond	2.375%	11/15/49	100,000	129,344	0.6%
[1]	United States Treasury Note/Bond	4.750%	2/15/41	70,000	119,492	0.6%
	United States Treasury Note/Bond	4.750%	2/15/37	50,000	81,226	0.4%
	United States Treasury Note/Bond	1.500%	2/15/30	72,000	78,570	0.4%
	United States Treasury Note/Bond	3.000%	11/15/44	55,000	76,673	0.4%
[1,2,3]	United States Treasury Note/Bond	0.000%–5.250%	4/15/23–2/15/50	230,137	275,887	1.2%
					939,766	4.4%

Agency Notes †					69,106	0.3%

Nonconventional Mortgage-Backed Securities †					4	0.0%
Total U.S. Government and Agency Obligations (Cost $846,638)					1,008,876	4.7%
Corporate Bonds
Finance
	Banking
[4]	Bank of America Corp.	4.244%	4/24/38	80,255	101,058	0.5%
[4]	Bank of America Corp.	3.946%	1/23/49	62,960	81,514	0.4%
[4]	Bank of America Corp.	4.083%	3/20/51	55,890	72,570	0.3%
[4]	Bank of America Corp.	2.496%–5.875%	2/13/31–3/15/50	199,254	244,064	1.1%
	Bank of America NA	6.000%	10/15/36	20,450	30,350	0.1%
	Bank One Corp.	8.000%	4/29/27	7,080	9,810	0.0%
[4]	Citigroup Inc.	3.878%	1/24/39	69,980	84,693	0.4%
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	169,266	0.8%
[4]	Goldman Sachs Group Inc.	4.411%–6.250%	4/23/39–10/21/45	70,406	95,411	0.4%
	HSBC Holdings plc	6.800%	6/1/38	48,749	71,757	0.3%

73

Long-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	96,335	124,519	0.6%
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	67,332	82,752	0.4%
[4]	JPMorgan Chase & Co.	2.956%–6.400%	5/13/31–4/22/51	213,832	296,302	1.4%
[4]	Morgan Stanley	3.971%	7/22/38	103,500	128,949	0.6%
[4]	Morgan Stanley	4.300%–7.250%	4/1/32–3/24/51	134,451	198,757	0.9%
	Wachovia Corp.	5.500%	8/1/35	2,322	3,139	0.0%
	Wells Fargo & Co.	5.606%	1/15/44	130,765	183,881	0.9%
	Wells Fargo & Co.	5.375%	11/2/43	55,167	78,083	0.4%
[4]	Wells Fargo & Co.	1.741%–5.013%	5/4/30–4/4/51	158,540	204,138	1.0%
	Wells Fargo Bank NA	6.600%	1/15/38	500	757	0.0%
	Banking—Other †				205,916	1.0%
[5]	Brokerage †				44,734	0.2%
	Insurance
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	67,922	93,337	0.4%
	Berkshire Hathaway Finance Corp.	4.200%–4.400%	5/15/42–8/15/48	33,695	46,186	0.2%
	Berkshire Hathaway Inc.	4.500%	2/11/43	47,747	67,184	0.3%
	MetLife Inc.	4.125%	8/13/42	56,081	72,924	0.3%
	UnitedHealth Group Inc.	4.750%	7/15/45	53,920	77,068	0.4%
	UnitedHealth Group Inc.	2.750%–6.875%	3/15/36–5/15/60	250,807	332,352	1.6%
[5]	Insurance—Other †				545,584	2.6%
	Other Finance †				1,672	0.0%
[5]	Real Estate Investment Trusts †				73,046	0.3%
					3,821,773	17.8%
Industrial
[5]	Basic Industry †				120,402	0.5%
[5]	Capital Goods †				509,131	2.4%
	Communication
	Comcast Corp.	4.950%	10/15/58	95,851	147,817	0.7%
	Comcast Corp.	3.969%	11/1/47	85,688	109,553	0.5%
	Comcast Corp.	4.750%	3/1/44	59,170	83,247	0.4%
	Comcast Corp.	4.700%	10/15/48	54,270	77,663	0.4%
	Comcast Corp.	4.600%	10/15/38	54,153	73,247	0.3%
	Comcast Corp.	2.800%–6.500%	6/15/35–11/1/52	274,739	356,867	1.7%
	NBCUniversal Media LLC	4.450%–5.950%	4/1/41–1/15/43	39,597	57,293	0.3%
	Walt Disney Co.	3.600%	1/13/51	83,651	98,468	0.4%
	Walt Disney Co.	2.750%	9/1/49	78,835	81,036	0.4%
	Walt Disney Co.	3.000%–7.550%	12/15/34–7/15/93	127,776	159,887	0.7%
[5]	Communication—Other †				402,560	1.9%
	Consumer Cyclical
	Amazon.com Inc.	4.050%	8/22/47	93,075	127,345	0.6%
	Amazon.com Inc.	4.250%	8/22/57	49,348	72,200	0.3%
[2]	Amazon.com Inc.	2.500%–4.950%	12/5/34–6/3/60	101,504	126,188	0.6%
	Home Depot Inc.	4.875%	2/15/44	60,115	86,594	0.4%
	Home Depot Inc.	3.125%–5.950%	12/16/36–9/15/56	169,679	237,897	1.1%
	Walmart Inc.	3.950%	6/28/38	96,757	126,999	0.6%
	Walmart Inc.	3.625%	12/15/47	64,145	84,823	0.4%
	Walmart Inc.	2.950%–5.625%	4/1/40–9/24/49	55,678	77,488	0.4%
[5]	Consumer Cyclical—Other †				472,386	2.2%
	Consumer Noncyclical
	Bristol-Myers Squibb Co.	4.250%	10/26/49	88,695	127,839	0.6%
	Gilead Sciences Inc.	4.150%–5.650%	9/1/35–3/1/47	165,467	232,218	1.1%
	Johnson & Johnson	3.400%–3.750%	3/1/36–3/3/47	188,772	238,589	1.1%

74

Long-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Merck & Co. Inc.	3.700%	2/10/45	75,455	98,080	0.5%
	Pfizer Inc.	2.550%–7.200%	9/15/38–5/28/50	185,453	261,324	1.2%
[5]	Upjohn Inc.	3.850%	6/22/40	2,000	2,280	0.0%
	Wyeth LLC	5.950%	4/1/37	53,438	82,032	0.4%
	Wyeth LLC	6.500%	2/1/34	1,240	1,953	0.0%
[5]	Consumer Noncyclical—Other †				1,682,345	7.8%
	Energy
	Shell International Finance BV	3.125%–6.375%	5/11/35–11/7/49	191,149	245,174	1.1%
[5]	Energy—Other †				420,766	2.0%
[5]	Other Industrial †				191,538	0.9%
	Technology
	Apple Inc.	2.650%–4.650%	2/23/36–5/11/50	326,791	429,266	2.0%
	Intel Corp.	3.100%–4.950%	3/25/40–3/25/60	192,733	240,880	1.1%
	International Business Machines Corp.	4.150%	5/15/39	104,215	131,703	0.6%
	International Business Machines Corp.	4.250%	5/15/49	89,470	116,735	0.5%
	International Business Machines Corp.	2.950%–4.000%	6/20/42–5/15/50	17,348	20,901	0.1%
	Microsoft Corp.	2.525%	6/1/50	248,789	273,989	1.3%
	Microsoft Corp.	3.700%	8/8/46	85,523	111,676	0.5%
	Microsoft Corp.	2.675%	6/1/60	66,699	73,900	0.3%
	Microsoft Corp.	3.450%–4.100%	2/12/35–8/8/56	117,507	155,493	0.7%
	Oracle Corp.	4.000%	7/15/46	81,361	101,363	0.5%
	Oracle Corp.	6.500%	4/15/38	47,155	76,223	0.4%
	Oracle Corp.	3.600%–6.125%	7/8/34–4/1/60	299,892	387,156	1.8%
	QUALCOMM Inc.	4.300%	5/20/47	60,300	80,776	0.4%
[5]	Technology—Other †				251,342	1.2%
	Transportation
	Burlington Northern Santa Fe LLC	3.050%–7.950%	8/15/30–2/15/51	242,179	328,930	1.5%
[5]	Transportation—Other †				183,589	0.9%
					10,237,151	47.7%
Utilities
	Electric
	Baltimore Gas & Electric Co.	3.200%–6.350%	10/1/36–9/15/49	29,584	39,810	0.2%
	Baltimore Gas and Electric Co.	2.900%	6/15/50	795	886	0.0%
[5]	Berkshire Hathaway Energy Co.	4.250%–6.125%	4/1/36–10/15/50	86,613	122,502	0.6%
	Commonwealth Edison Co.	3.650%–5.900%	3/15/36–3/1/49	116,827	153,631	0.7%
	Consolidated Edison Co. of New York Inc.	3.850%–6.750%	6/15/33–5/15/58	176,764	238,963	1.1%
	Duke Energy Carolinas LLC	3.200%–6.450%	10/15/32–8/15/49	123,498	168,448	0.8%
	Duke Energy Florida LLC	4.200%–6.350%	9/15/37–7/15/48	2,958	4,397	0.0%
	Duke Energy Indiana LLC	4.200%–6.450%	10/15/35–7/15/43	58,014	82,233	0.4%
	Duke Energy Ohio Inc.	3.700%–4.300%	6/15/46–2/1/49	12,609	16,217	0.1%

75

Long-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Duke Energy Progress LLC	3.700%–4.200%	5/15/42–10/15/46	104,486	135,899	0.6%
	MidAmerican Energy Co.	3.150%–5.800%	10/15/36–4/15/50	69,229	96,374	0.4%
	Nevada Power Co.	3.125%–6.650%	4/1/36–8/1/50	45,750	64,246	0.3%
	Northern States Power Co.	3.600%–6.250%	6/1/36–9/15/47	39,862	59,298	0.3%
	Northern States Power Co.	2.600%	6/1/51	14,765	16,182	0.1%
	Northern States Power Co.	4.200%	9/1/48	12,250	15,748	0.1%
	PacifiCorp	3.300%–6.350%	6/15/35–3/15/51	164,993	237,716	1.1%
	PECO Energy Co.	3.700%–4.800%	10/15/43–3/1/48	53,502	70,900	0.3%
	Potomac Electric Power Co.	4.150%–7.900%	11/15/37–3/15/43	14,877	19,424	0.1%
	Public Service Co. of Colorado	3.200%–6.250%	9/1/37–3/1/50	59,647	78,161	0.4%
	Southwestern Public Service Co.	3.150%–4.500%	8/15/41–5/1/50	60,185	74,597	0.3%
	Virginia Electric & Power Co.	6.000%	5/15/37	57,203	85,902	0.4%
[5]	Electric—Other †				1,305,062	6.1%
[5]	Natural Gas †				122,903	0.6%
	Other Utility †				13,147	0.1%
					3,222,646	15.1%
Total Corporate Bonds (Cost $13,480,031)					17,281,570	80.6%
Sovereign Bonds
[4]	Republic of Chile	3.500%	1/25/50	59,702	72,647	0.3%
[5]	Sovereign Bonds—Other †				257,927	1.2%
Total Sovereign Bonds (Cost $278,699)					330,574	1.5%
Taxable Municipal Bonds
	California GO	7.600%	11/1/40	62,535	117,391	0.5%
	California GO	7.300%	10/1/39	58,756	100,021	0.5%
	California GO	2.500%–7.550%	10/1/29–11/1/39	71,366	101,161	0.5%
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	42,407	72,841	0.3%
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	52,254	85,666	0.4%
	Taxable Municipal Bonds—Other †				1,515,187	7.1%
Total Taxable Municipal Bonds (Cost $1,472,854)					1,992,267	9.3%

				Shares
Temporary Cash Investments
Money Market Fund
[6]	Vanguard Market Liquidity Fund	0.194%		4,281,175	428,118	2.0%

76

Long-Term Investment-Grade Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
Repurchase Agreements
Bank of America Securities, LLC (Dated 7/31/20, Repurchased Value $78,601,000, collateralized by Federal National Mortgage Assn. 2.000%–6.000%, 10/1/28–8/1/50, and Federal Home Loan Mortgage Corp. 2.350%–5.500%, 4/1/23–3/1/50, with a value of $80,172,000)	0.100%	8/3/20	78,600	78,600	0.4%
Barclays Capital Inc. (Dated 7/31/20, Repurchased Value $90,201,000, collateralized by U.S. Treasury Note/Bond 2.625%, 6/15/21, with a value of $90,004,000)	0.070%	8/3/20	90,200	90,200	0.4%
Citigroup Global Markets Inc. (Dated 7/31/20, Repurchased Value $55,100,000, collateralized by U.S. Treasury Bill/ Note/ Bond 0.000%–1.125%, 9/29/20–6/30/21, with a value of $56,202,000)	0.070%	8/3/20	55,100	55,100	0.2%
RBC Capital Markets LLC (Dated 7/31/20, Repurchased Value $53,300,000, collateralized by Federal National Mortgage Assn. 2.500%-5.500%, 7/1/28–5/1/58, with a value of $54,366,000)	0.080%	8/3/20	53,300	53,300	0.2%
Wells Fargo & Co. (Dated 7/31/20, Repurchased Value $57,701,000, collateralized by U.S. Treasury Note/Bond 2.375%–2.500%, 5/15/46–11/15/49, with a value of $58,854,000)	0.100%	8/3/20	57,700	57,700	0.3%
				334,900	1.5%
Total Temporary Cash Investments (Cost $762,946)				763,018	3.5%
Total Investments (Cost $16,841,168)				21,376,305	99.6%

77

Long-Term Investment-Grade Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
Other Assets and Liabilities—Net	76,739	0.4%
Net Assets	21,453,044	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Securities with a value of $157,050,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $45,528,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $755,000 have been segregated as collateral for open over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $786,606,000, representing 3.7% of net assets.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
30-Year U.S. Treasury Bond	September 2020	4,174	760,842	20,320
10-Year U.S. Treasury Note	September 2020	2,335	327,082	2,676
Ultra Long U.S. Treasury Bond	September 2020	1,147	261,158	9,246
Ultra 10-Year U.S. Treasury Note	September 2020	123	19,588	238
5-Year U.S. Treasury Note	September 2020	120	15,135	60
				32,540

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2020	(3,028)	(689,438)	(30,175)
10-Year U.S. Treasury Note	September 2020	(370)	(51,829)	(449)
2-Year U.S. Treasury Note	September 2020	(174)	(38,451)	(41)
Long Gilt	September 2020	(68)	(12,333)	(164)
Euro-Bund	September 2020	(50)	(10,456)	(95)
Euro-Buxl	September 2020	(25)	(6,621)	(290)
Euro-Schatz	September 2020	(20)	(2,643)	(4)
Euro-Bobl	September 2020	(5)	(797)	(5)
				(31,223)
				1,317

78

Long-Term Investment-Grade Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank plc	8/17/20	EUR	1,733	USD	2,038	4	—
Morgan Stanley Capital Services LLC	8/17/20	EUR	650	USD	744	22	—
Bank of America, N.A.	8/17/20	EUR	505	USD	577	19	—
J.P. Morgan Securities LLC	8/17/20	GBP	106	USD	139	—	—
Citigroup Global Markets Inc.	8/17/20	USD	21,517	EUR	18,924	—	(784)
Royal Bank of Canada	8/17/20	USD	10,915	MXN	243,857	—	(18)
Morgan Stanley Capital Services LLC	8/17/20	USD	9,318	GBP	7,391	—	(358)
Morgan Stanley Capital Services LLC	8/17/20	USD	825	EUR	713	—	(15)
J.P. Morgan Securities LLC	8/17/20	USD	731	GBP	579	—	(28)
J.P. Morgan Securities LLC	8/17/20	USD	648	EUR	562	—	(14)
BNP Paribas	8/17/20	USD	639	EUR	545	—	(3)
State Street Bank & Trust Co.	8/17/20	USD	635	GBP	504	—	(25)
J.P. Morgan Securities LLC	8/17/20	USD	470	EUR	398	1	—
Bank of America, N.A.	8/17/20	USD	176	EUR	149	—	—
Royal Bank of Canada	8/17/20	USD	139	AUD	198	—	(3)
State Street Bank & Trust Co.	8/17/20	USD	4	JPY	447	—	—
						46	(1,248)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

USD—U.S. dollar.

79

Long-Term Investment-Grade Fund

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S34-V1	6/20/25	USD	3,530,390	1.000	49,657	56,191
CDX-NA-IG-S34-V1	6/20/25	USD	211,901	1.000	2,981	3,138
CDX-NA-HY-S34-V1	6/20/25	USD	2,613	5.000	67	17
					52,705	59,346

1	Periodic premium received/paid quarterly.

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received		Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Paid	)	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)		($000)	($000)
Credit Protection Sold/Moody’s Rating
Metlife Inc./A3	12/20/21	GSI	10,000	1.000		110	9		101	—
						110	9		101	—

Credit Protection Purchased
Bank of China Ltd.	12/20/21	BNPSW	300	(1.000)		(4)	—		—	(4)
Federative Republic of Brazil	12/20/25	BOANA	315	(1.000)		19	48		—	(29)
Federative Republic of Brazil	12/20/25	GSCM	315	(1.000)		19	45		—	(26)

80

Long-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps (continued)
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received		Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Paid	)	Appreciation	(Depreciation )
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)		($000)	($000)
Republic of Colombia	6/20/25	GSI	555	(1.000)		7	56		—	(49)
Republic of Colombia	6/20/25	JPMC	5,600	(1.000)		67	576		—	(509)
						108	725		—	(617)
						218	734		101	(617)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

GSCM—Goldman Sachs Bank USA.

GSI—Goldman Sachs International.

JPMC—JP Morgan Chase Bank.

At July 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $90,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

81

Long-Term Investment-Grade Fund

Statement of Assets and Liabilities
As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,413,122)	20,948,187
Affiliated Issuers (Cost $428,046)	428,118
Total Investments in Securities	21,376,305
Investment in Vanguard	897
Foreign Currency, at Value (Cost $332)	359
Receivables for Investment Securities Sold	28,645
Receivables for Accrued Income	183,143
Receivables for Capital Shares Issued	13,368
Swap Premiums Paid	735
Variation Margin Receivable—Futures Contracts	1,481
Variation Margin Receivable—Centrally Cleared Swap Contracts	87
Unrealized Appreciation—Forward Currency Contracts	46
Unrealized Appreciation—Over-the-Counter Swap Contracts	101
Other Assets	108
Total Assets	21,605,275
Liabilities
Due to Custodian	3,403
Payables for Investment Securities Purchased	78,367
Payables to Investment Advisor	756
Payables for Capital Shares Redeemed	54,603
Payables for Distributions	9,077
Payables to Vanguard	1,296
Variation Margin Payable—Futures Contracts	1,542
Variation Margin Payable—Centrally Cleared Swap Contracts	1,322
Unrealized Depreciation—Forward Currency Contracts	1,248
Unrealized Depreciation—Over-the-Counter Swap Contracts	617
Total Liabilities	152,231
Net Assets	21,453,044

82

Long-Term Investment-Grade Fund

Statement of Assets and Liabilities (continued)

At July 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	16,351,128
Total Distributable Earnings (Loss)	5,101,916
Net Assets	21,453,044

Investor Shares—Net Assets
Applicable to 411,682,797 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,150,273
Net Asset Value Per Share—Investor Shares	$12.51

Admiral Shares—Net Assets
Applicable to 1,303,149,547 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,302,771
Net Asset Value Per Share—Admiral Shares	$12.51

See accompanying Notes, which are an integral part of the Financial Statements.

83

Long-Term Investment-Grade Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Interest[1]	325,817
Total Income	325,817
Expenses
Investment Advisory Fees—Note B	1,588
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,292
Management and Administrative—Admiral Shares	6,958
Marketing and Distribution—Investor Shares	196
Marketing and Distribution—Admiral Shares	372
Custodian Fees	110
Shareholders’ Reports—Investor Shares	95
Shareholders’ Reports—Admiral Shares	32
Trustees’ Fees and Expenses	15
Total Expenses	13,658
Net Investment Income	312,159
Realized Net Gain (Loss)
Investment Securities Sold[1]	523,741
Futures Contracts	93,246
Options Purchased	33
Options Written	214
Swap Contracts	(70,280)
Forward Currency Contracts	1,136
Foreign Currencies	(578)
Realized Net Gain (Loss)	547,512
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,321,460
Futures Contracts	(13,100)
Options Purchased	1
Options Written	19
Swap Contracts	51,671
Forward Currency Contracts	(1,566)
Foreign Currencies	42
Change in Unrealized Appreciation (Depreciation)	1,358,527
Net Increase (Decrease) in Net Assets Resulting from Operations	2,218,198

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $715,000, ($302,000), and $58,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

84

Long-Term Investment-Grade Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	312,159	678,614
Realized Net Gain (Loss)	547,512	638,954
Change in Unrealized Appreciation (Depreciation)	1,358,527	2,619,923
Net Increase (Decrease) in Net Assets Resulting from Operations	2,218,198	3,937,491
Distributions[1]
Investor Shares	(103,749)	(231,181)
Admiral Shares	(345,320)	(731,409)
Total Distributions	(449,069)	(962,590)
Capital Share Transactions
Investor Shares	(233,422)	116,420
Admiral Shares	(359,298)	266,731
Net Increase (Decrease) from Capital Share Transactions	(592,720)	383,151
Total Increase (Decrease)	1,176,409	3,358,052
Net Assets
Beginning of Period	20,276,635	16,918,583
End of Period	21,453,044	20,276,635

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

85

Long-Term Investment-Grade Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.48	$9.79	$10.40	$10.06	$10.00	$11.34
Investment Operations
Net Investment Income	.188[1]	.381[1]	.397[1]	.405[1]	.416	.430
Net Realized and Unrealized Gain (Loss) on Investments	1.100	1.854	(.560)	.520	.260	(1.148)
Total from Investment Operations	1.288	2.235	(.163)	.925	.676	(.718)
Distributions
Dividends from Net Investment Income	(.188)	(.399)	(.413)	(.421)	(.435)	(.446)
Distributions from Realized Capital Gains	(.070)	(.146)	(.034)	(.164)	(.181)	(.176)
Total Distributions	(.258)	(.545)	(.447)	(.585)	(.616)	(.622)
Net Asset Value, End of Period	$12.51	$11.48	$9.79	$10.40	$10.06	$10.00

Total Return[2]	11.44%	23.31%	-1.45%	9.28%	6.71%	-6.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,150	$4,942	$4,098	$4,570	$4,069	$3,860
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%	0.21%
Ratio of Net Investment Income to Average Net Assets	3.09%	3.57%	4.08%	3.87%	3.92%	4.18%
Portfolio Turnover Rate	21%	34%[3]	32%[3]	27%	24%	35%[4]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes less than 1% attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

86

Long-Term Investment-Grade Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.48	$9.79	$10.40	$10.06	$10.00	$11.34
Investment Operations
Net Investment Income	.194[1]	.392[1]	.407[1]	.415[1]	.426	.440
Net Realized and Unrealized Gain (Loss) on Investments	1.100	1.853	(.560)	.520	.260	(1.148)
Total from Investment Operations	1.294	2.245	(.153)	.935	.686	(.708)
Distributions
Dividends from Net Investment Income	(.194)	(.409)	(.423)	(.431)	(.445)	(.456)
Distributions from Realized Capital Gains	(.070)	(.146)	(.034)	(.164)	(.181)	(.176)
Total Distributions	(.264)	(.555)	(.457)	(.595)	(.626)	(.632)
Net Asset Value, End of Period	$12.51	$11.48	$9.79	$10.40	$10.06	$10.00

Total Return[2]	11.50%	23.43%	-1.35%	9.39%	6.82%	-6.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,303	$15,335	$12,820	$11,925	$10,336	$9,946
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.19%	3.67%	4.18%	3.97%	4.03%	4.27%
Portfolio Turnover Rate	21%	34%[3]	32%[3]	27%	24%	35%[4]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes less than 1% attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

87

Long-Term Investment-Grade Fund

Notes to Financial Statements

Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between

88

Long-Term Investment-Grade Fund

changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented 5% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

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Long-Term Investment-Grade Fund

During the six months ended July 31, 2020, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the

90

Long-Term Investment-Grade Fund

fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 18% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option

91

Long-Term Investment-Grade Fund

written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended July 31, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2020.

7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount.

Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. During the six months ended July 31, 2020, the fund’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

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Long-Term Investment-Grade Fund

8. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

9. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

10. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements

93

Long-Term Investment-Grade Fund

with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

12. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

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Long-Term Investment-Grade Fund

14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.

Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $94,000 for the six months ended July 31, 2020.

For the six months ended July 31, 2020, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $897,000, representing less than 0.01% of the fund’s net assets and 0.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

95

Long-Term Investment-Grade Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,008,876	—	1,008,876
Corporate Bonds	—	17,281,570	—	17,281,570
Sovereign Bonds	—	330,574	—	330,574
Taxable Municipal Bonds	—	1,992,267	—	1,992,267
Temporary Cash Investments	428,118	334,900	—	763,018
Total	428,118	20,948,187	—	21,376,305
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,481	—	—	1,481
Forward Currency Contracts	—	46	—	46
Swap Contracts	87[1]	101	—	188
Total	1,568	147	—	1,715
Liabilities
Futures Contracts[1]	1,542	—	—	1,542
Forward Currency Contracts	—	1,248	—	1,248
Swap Contracts	1,322[1]	617	—	1,939
Total	2,864	1,865	—	4,729

1 Represents variation margin on the last day of the reporting period.

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Long-Term Investment-Grade Fund

E.  At July 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Swap Premiums Received	—	—	735	735
Variation Margin Receivable—Futures Contracts	1,481	—	—	1,481
Variation Margin Receivable—CC Swap Contracts	—	—	87	87
Unrealized Appreciation—Forward Currency Contracts	—	46	—	46
Unrealized Appreciation—OTC Swap Contracts	—	—	101	101
Total Assets	1,481	46	923	2,450

Variation Margin Payable—Futures Contracts	1,542	—	—	1,542
Variation Margin Payable—CC Swap Contracts	—	—	1,322	1,322
Unrealized Depreciation—Forward Currency Contracts	—	1,248	—	1,248
Unrealized Depreciation—OTC Swap Contracts	—	—	617	617
Total Liabilities	1,542	1,248	1,939	4,729

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2020, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	93,246	—	—	93,246
Options Purchased	29	—	4	33
Options Written	8	—	206	214
Swap Contracts	1,238	—	(71,518)	(70,280)
Forward Currency Contracts	—	1,136	—	1,136
Realized Net Gain (Loss) on Derivatives	94,521	1,136	(71,308)	24,349

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(13,100)	—	—	(13,100)
Options Purchased	1	—	—	1
Options Written	35	—	(16)	19
Swap Contracts	2	—	51,669	51,671
Forward Currency Contracts	—	(1,566)	—	(1,566)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(13,062)	(1,566)	51,653	37,025

97

Long-Term Investment-Grade Fund

F.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,847,035
Gross Unrealized Appreciation	4,623,181
Gross Unrealized Depreciation	(34,966)
Net Unrealized Appreciation (Depreciation)	4,588,215

G.  During the six months ended July 31, 2020, the fund purchased $3,540,275,000 of investment securities and sold $2,885,185,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $608,939,000 and $1,977,478,000, respectively.

H.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	886,399	79,701	735,547	69,079
Issued in Lieu of Cash Distributions	99,888	8,683	222,754	20,587
Redeemed	(1,219,709)	(107,273)	(841,881)	(77,813)
Net Increase (Decrease)—Investor Shares	(233,422)	(18,889)	116,420	11,853
Admiral Shares
Issued	1,475,967	128,340	2,992,646	277,964
Issued in Lieu of Cash Distributions	276,982	24,085	605,130	55,918
Redeemed	(2,112,247)	(185,315)	(3,331,045)	(307,633)
Net Increase (Decrease)—Admiral Shares	(359,298)	(32,890)	266,731	26,249

I.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

98

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board also has renewed the investment advisory arrangement between Vanguard Long-Term Investment-Grade Fund and Wellington Management Company LLP (Wellington Management). The board determined that renewing each fund’s advisory arrangement(s) was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Vanguard. Vanguard has been managing investments for more than four decades and has advised the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since their inceptions, and a portion of the Long-Term Investment-Grade Fund since 2013. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of a deep and experienced team of investment-grade credit research analysts. The team conducts independent credit analysis on individual issuers in the universe of bonds considered for the fund. The portfolio manager draws upon the sector experience of these analysts and the broader fixed income team at Wellington Management to manage the fund’s duration, sector, quality, and curve positioning. The firm has managed the Long-Term Investment-Grade Fund since its inception.

99

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate or expenses were also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee for the Long-Term Investment-Grade Fund because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the Long-Term Investment-Grade Fund shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board also concluded that the Short-Term Investment-Grade, Intermediate-Term Investment-Grade, and Long-Term Investment-Grade Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

100

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Investment-Grade Fund, Vanguard Intermediate-Term Investment-Grade Fund, and Vanguard Long-Term Investment-Grade Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

101

Change to Vanguard Short-Term Investment-Grade Fund and Vanguard Intermediate-Term Investment-Grade Fund

Earlier this year, the board of trustees of Vanguard Short-Term Investment-Grade Fund and Vanguard Intermediate-Term Investment-Grade Fund approved the removal of each fund’s limit on investing no more than 30% of its assets in medium-quality fixed income securities. Medium-quality fixed income securities, also known as “BBB-rated securities,” are considered investment-grade securities. They are rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s Investors Service, Inc., or another independent rating agency or, if unrated, are determined to be of comparable quality by the fund’s advisor.

The credit quality composition of the U.S. investment-grade credit universe has shifted meaningfully over time, with BBB-rated securities now representing 45% of the investment-grade credit market, the largest segment by market value. The 30% limit on the funds’ investments in BBB-rated securities was put in place prior to this credit quality migration in the market. Removing the 30% limit provides these actively managed funds with flexibility to increase their exposure to BBB-rated securities to levels more consistent with the market-proportional share of BBB-rated securities, when market conditions warrant. BBB-rated securities have a history of strong risk-adjusted returns, and Vanguard believes investors can benefit from a broader investment opportunity set in BBB-rated securities.

Since their inception, the funds have been actively managed by Vanguard’s Fixed Income Group, which employs highly skilled and experienced credit analysts to closely examine the securities considered for inclusion in the funds’ portfolios. While the funds’ exposure to BBB-rated securities may increase—and therefore credit risk may increase—a thoughtful, long-term, and analytical approach supported by strong risk management practices will continue to govern any shifts in portfolio holdings allocation.

There were no changes to each fund’s expense ratio, investment objective, or advisor as a result of the removal of the 30% limit. The removal of the 30% limit took effect in May 2020, and each fund’s prospectus has been updated to reflect the change. Each fund’s holdings across bond credit-rating categories are available on the fund’s profile at vanguard.com.

102

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q392 092020

Semiannual Report | July 31, 2020 Vanguard Ultra-Short-Term Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	37
Liquidity Risk Management	39

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ultra-Short-Term Bond Fund	1/31/2020	7/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,012.47	$1.00
Admiral™ Shares	1,000.00	1,012.98	0.50
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Ultra-Short-Term Bond Fund

Fund Allocation

As of July 31, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	28.8%
Corporate Bonds	52.9
Foreign	8.7
Short-Term Reserves	9.6

The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Ultra-Short-Term Bond Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities (28.8%)
[1]	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	1,600	1,622
[1]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	3,487	3,557
[1]	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	2,000	2,052
[1]	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	3,390	3,426
[1]	AmeriCredit Automobile Receivables Trust 2016-4	2.410%	7/8/22	26,644	26,796
[1]	AmeriCredit Automobile Receivables Trust 2017-4	2.040%	7/18/22	2,047	2,051
[1]	AmeriCredit Automobile Receivables Trust 2019-3	2.170%	1/18/23	7,311	7,363
[1]	AmeriCredit Automobile Receivables Trust 2019-3	2.130%	7/18/25	23,085	23,707
[1]	AmeriCredit Automobile Receivables Trust 2020-2	0.660%	12/18/24	5,270	5,279
[1]	AmeriCredit Automobile Receivables Trust 2020-2	0.970%	2/18/26	1,840	1,842
[1]	AmeriCredit Automobile Receivables Trust 2020-2	1.480%	2/18/26	2,520	2,523
[1,2]	ARI Fleet Lease Trust 2018-B	3.220%	8/16/27	3,681	3,716
[1,2]	ARI Fleet Lease Trust 2020-A	1.770%	8/15/28	12,750	12,819
[1,2]	ARL Second LLC 2014-1A	2.920%	6/15/44	150	146
[1,2]	Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.630%	12/20/21	30,546	30,495
[1,2]	Avis Budget Rental Car Funding AESOP LLC 2016-1A	2.990%	6/20/22	13,370	13,295
[1,2]	Avis Budget Rental Car Funding AESOP LLC 2016-2A	2.720%	11/20/22	11,095	11,037
[1]	BMW Vehicle Lease Trust 2019-1	2.920%	8/22/22	6,500	6,629
[1]	BMW Vehicle Owner Trust 2020-A	0.480%	10/25/24	27,070	27,089
[1]	BMW Vehicle Owner Trust 2020-A	0.620%	4/26/27	4,230	4,236
[1,3]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	1.159%	2/25/30	82	81
[1]	California Republic Auto Receivables Trust 2016-2	2.520%	5/16/22	1,330	1,335
[1]	California Republic Auto Receivables Trust 2016-2	3.510%	3/15/23	540	542
[1]	California Republic Auto Receivables Trust 2018-1	3.140%	8/15/22	7,027	7,065
[1]	California Republic Auto Receivables Trust 2018-1	3.560%	3/15/23	5,000	5,113
[1,2]	Canadian Pacer Auto Receiveable Trust A Series 2019	2.780%	3/21/22	10,925	10,991
[1,2]	Canadian Pacer Auto Receiveable Trust A Series 2020	1.770%	11/21/22	30,504	30,702
[1,2]	Capital Auto Receivables Asset Trust 2018-1	2.930%	6/20/22	4,025	4,066
[1,2]	Capital Auto Receivables Asset Trust 2018-2	3.270%	6/20/23	9,930	10,000
[1]	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,364
[1]	CarMax Auto Owner Trust 2016-4	2.910%	4/17/23	6,520	6,566
[1]	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	12,560	12,817
[1]	CarMax Auto Owner Trust 2019-1	3.050%	3/15/24	1,850	1,907
[1]	CarMax Auto Owner Trust 2019-4	2.010%	3/15/23	20,112	20,286
[1]	CarMax Auto Owner Trust 2020-3	0.620%	3/17/25	41,050	41,179
[1]	CarMax Auto Owner Trust 2020-3	0.770%	3/16/26	4,660	4,686
[1,2]	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	1,214	1,216
[1,2]	Chesapeake Funding II LLC 2017-3A	1.910%	8/15/29	3,946	3,954
[1,2]	Chesapeake Funding II LLC 2017-4A	2.120%	11/15/29	11,254	11,297

4

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1,2]	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	12,961	13,142
[1,2]	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	42,477	43,050
[1,2]	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	28,866	29,482
§,1,2	Chesapeake Funding II LLC 2020-1	0.870%	8/16/32	17,160	17,159
[1,2]	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	354	355
[1]	CNH Equipment Trust 2019-A	2.960%	5/16/22	1,925	1,934
[1]	CNH Equipment Trust 2020-A	1.160%	6/16/25	8,030	8,140
[1]	CNH Equipment Trust 2020-A	1.510%	4/15/27	2,250	2,298
[1]	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	31	31
[1]	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	5,589	5,846
[1,2]	Dell Equipment Finance Trust 2018-1	3.180%	6/22/23	2,665	2,683
[1,2]	Dell Equipment Finance Trust 2019-1	2.780%	8/23/21	8,267	8,313
[1,2]	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	15,220	15,542
[1,2]	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	11,462	11,576
[1,2]	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	180	185
[1,2]	DLL Securitization Trust Series 2019-DA1	2.790%	11/22/21	7,040	7,064
[1,2]	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	14,950	15,260
[1,2]	DLL Securitization Trust Series 2019-MA2	2.270%	5/20/22	26,158	26,332
[1,2]	DLL Securitization Trust Series 2019-MT3	2.130%	1/20/22	48,652	48,979
[1,2]	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	798	809
[1]	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	3,443	3,493
[1]	Drive Auto Receivables Trust 2018-1	3.810%	5/15/24	15,825	16,181
[1]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	5,790	5,823
[1]	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	9,059	9,142
[1]	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	11,076	11,132
[1]	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	4,488	4,599
[1]	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	300	315
[1]	Drive Auto Receivables Trust 2019-2	3.170%	11/15/23	18,000	18,270
[1]	Drive Auto Receivables Trust 2019-3	2.630%	9/15/22	1,147	1,147
[1]	Drive Auto Receivables Trust 2019-4	2.230%	1/16/24	13,400	13,598
[1]	Drive Auto Receivables Trust 2020-1	1.990%	12/15/22	9,890	9,938
[1]	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	3,310	3,356
[1,2]	Drive Auto Receivables Trust 2020-2	1.140%	1/16/24	6,083	6,104
[1]	Drive Auto Receivables Trust 2020-2	0.830%	5/15/24	7,270	7,291
[1]	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	1,820	1,841
[1]	Drive Auto Receivables Trust 2020-2	2.280%	8/17/26	1,520	1,552
[1,2]	DT Auto Owner Trust 2019-2A	2.850%	9/15/22	3,807	3,822
[1,2]	DT Auto Owner Trust 2019-3	2.550%	8/15/22	4,454	4,466
[1,2]	DT Auto Owner Trust 2020-1	1.940%	9/15/23	10,700	10,727
[1,2]	Enterprise Fleet Financing LLC Series 2017-3	2.130%	5/22/23	931	933
[1,2]	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	4,262	4,284
[1,2]	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	7,383	7,514
[1,2]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	10,291	10,461
[1,2]	Evergreen Credit Card Trust 2018-1	2.950%	3/15/23	3,750	3,799
[1,2]	Fair Square Issuance Trust FSIT 2020-A	2.900%	9/20/24	3,060	3,056
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities 2019-R07, 1M USD LIBOR + 0.770%	0.942%	10/25/39	1,744	1,743
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities 2020-R02, 1M USD LIBOR + 0.750%	0.922%	1/25/40	19,642	19,576
[1]	Fifth Third Auto Trust 2019-1	2.660%	5/16/22	7,271	7,304
[1,2]	Flagship Credit Auto Trust 2018-1	2.590%	6/15/22	1,026	1,026
[1,2]	Flagship Credit Auto Trust 2018-3	3.070%	2/15/23	3,855	3,886
[1,2]	Flagship Credit Auto Trust 2020-1	1.490%	7/15/24	6,599	6,646

5

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1,2]	Flagship Credit Auto Trust 2020-3	0.700%	4/15/25	29,100	29,097
[1]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	16,490	16,694
[1]	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	8,470	8,667
[1]	Ford Credit Auto Lease Trust 2020-A	1.800%	7/15/22	19,000	19,164
[1]	Ford Credit Auto Lease Trust 2020-B	0.620%	8/15/23	43,870	43,938
[1]	Ford Credit Auto Lease Trust 2020-B	0.690%	10/15/23	7,150	7,159
[1]	Ford Credit Auto Lease Trust 2020-B	1.000%	11/15/23	4,790	4,792
[1]	Ford Credit Auto Lease Trust 2020-B	1.700%	2/15/25	3,260	3,261
[1,2]	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	1,009	1,044
[1,2]	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	515	549
[1]	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	8,160	8,269
[1]	Ford Credit Auto Owner Trust 2020-A	1.350%	7/15/25	2,340	2,400
[1]	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	58,200	58,337
[1]	Ford Credit Floorplan Master Owner Trust A 2019-3	2.230%	9/15/24	5,020	5,156
[1]	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.340%	9/15/22	3,000	3,005
[1]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	1,000	1,034
[1]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	51,536	53,033
[1]	Ford Credit Floorplan Master Owner Trust A Series 2019-3	2.420%	9/15/24	2,050	2,073
[1,2,4]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.723%	2/25/48	395	393
[1,2,3,4]	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA1, 1M USD LIBOR + 0.700%	0.872%	1/25/50	1,745	1,743
[1,2,3,4]	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA2, 1M USD LIBOR + 0.750%	0.922%	2/25/50	18,961	18,866
[1,2,3,4]	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA1, 1M USD LIBOR + 0.750%	0.922%	1/25/50	1,059	1,057
[1]	GM Financial Automobile Leasing Trust 2019-3	2.030%	6/20/22	20,000	20,226
[1]	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	15,170	15,249
[1]	GM Financial Automobile Leasing Trust 2020-2	1.010%	7/22/24	2,010	2,033
[1]	GM Financial Automobile Leasing Trust 2020-2	1.560%	7/22/24	1,400	1,420
[1]	GM Financial Automobile Leasing Trust 2020-2	2.560%	7/22/24	1,180	1,221
[1]	GM Financial Automobile Leasing Trust 2020-2	3.210%	12/20/24	1,680	1,726
[1,2]	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	1,500	1,523
[1,2]	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	40	41
[1]	GM Financial Consumer Automobile 2020-1	1.830%	1/17/23	8,624	8,688
[1]	GM Financial Consumer Automobile 2020-2	1.490%	12/16/24	15,000	15,304
[1]	GM Financial Consumer Automobile 2020-2	1.740%	8/18/25	9,000	9,377
[1,2]	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	35,000	35,419
[1,2]	GMF Floorplan Owner Revolving Trust 2018-3	3.680%	9/15/22	1,430	1,433
[1,2]	GMF Floorplan Owner Revolving Trust 2018-4	3.440%	3/15/23	1,144	1,147
[1,2]	GMF Floorplan Owner Revolving Trust 2018-4	3.500%	9/15/23	71,625	73,671
[1,2]	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	370	373
[1,2,3]	Gosforth Funding 2017-1A plc, 3M USD LIBOR + 0.470%	0.786%	12/19/59	4,071	4,068
[1,2,3]	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	0.809%	8/25/60	10,557	10,541
[1,2]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	1,310	1,336
[1,2]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	2.970%	6/15/21	7,632	7,667

6

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1,2]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	6/15/22	51,800	52,210
[1]	Harley-Davidson Motorcycle Trust 2019-A	2.370%	5/15/22	5,980	6,004
[1]	Harley-Davidson Motorcycles 2020-A	1.830%	1/17/23	16,384	16,490
[1,2]	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	27,426	27,714
[1,2]	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	33,482	33,794
[1,2]	Hertz Vehicle Financing II LP 2015-2A	2.960%	10/25/21	27,312	27,308
[1,2]	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	17,490	17,470
[1,2]	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	21,264	21,240
[1,2]	Hertz Vehicle Financing II LP 2017-1	3.560%	10/25/21	20,990	20,800
[1,2]	Hertz Vehicle Financing II LP 2018-2A	3.650%	6/27/22	2,776	2,770
[1]	Honda Auto Receivables 2019-1 Owner Trust	2.830%	3/20/23	4,115	4,227
[1]	Honda Auto Receivables 2019-4 Owner Trust	1.870%	1/20/26	1,900	1,962
[1]	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	2,580	2,635
[1]	Honda Auto Receivables 2020-2 Owner Trust	0.820%	7/15/24	18,250	18,410
[1]	Honda Auto Receivables 2020-2 Owner Trust	1.090%	10/15/26	4,730	4,820
[1,2]	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	8,394	8,450
[1,2]	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	2,100	2,136
[1,2]	HPEFS Equipment Trust 2020-1	1.730%	2/20/30	17,250	17,415
[1,2]	Hyundai Auto Lease Securitization Trust 2019-A	2.980%	7/15/22	15,000	15,187
[1,2]	Hyundai Auto Lease Securitization Trust 2020-A	1.950%	7/17/23	725	740
[1]	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	4,727	4,912
[1]	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	14,760	15,024
[1]	Hyundai Auto Receivables Trust 2020-A	1.720%	6/15/26	9,260	9,612
[1]	Hyundai Auto Receivables Trust 2020-B	0.480%	12/16/24	36,200	36,219
[1]	Hyundai Auto Receivables Trust 2020-B	0.620%	12/15/25	8,020	8,029
[1]	John Deere Owner Trust 2020-B	0.510%	11/15/24	14,550	14,558
[1]	John Deere Owner Trust 2020-B	0.720%	6/15/27	3,820	3,824
[1,2]	Kubota Credit Owner Trust 2020-1	1.960%	3/15/24	7,540	7,693
[1,2]	Kubota Credit Owner Trust 2020-2A	0.590%	10/15/24	17,700	17,713
[1,2]	Kubota Credit Owner Trust 2020-2A	0.730%	6/15/26	4,810	4,816
[1,2,3]	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	0.778%	12/22/69	3,456	3,456
[1,3]	Lanark Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	0.778%	12/22/69	12,617	12,528
[1,2]	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	720	731
[1,2]	Master Credit Card Trust II 20-1A A	1.990%	9/21/24	5,320	5,469
[1]	Mercedes-Benz Auto Lease Trust 2019-A	2.000%	10/17/22	40,359	40,956
[1]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	20,000	20,359
[1]	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	25,830	25,889
[1,2]	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	8,343	8,513
[1,2]	MMAF Equipment Finance LLC 2018-A	2.920%	7/12/21	471	471
[1,2]	MMAF Equipment Finance LLC 2019-B	2.070%	10/12/22	15,217	15,383
[1,2]	MMAF Equipment Finance LLC 2020-A	0.740%	4/9/24	9,940	9,974
[1,2,3]	Motor plc 2017-1A, 1M USD LIBOR + 0.530%	0.702%	9/25/24	517	517
[1,2]	Navient Student Loan Trust 2019-A	3.030%	1/15/43	551	551
[1,2,3]	Navient Student Loan Trust 2019-A, 1M USD LIBOR + 0.400%	0.575%	12/15/59	6,876	6,862
[1,2]	Navient Student Loan Trust 2019-CA	2.820%	2/15/68	12,272	12,343
[1,2]	Navient Student Loan Trust 2019-E	2.390%	5/15/68	25,205	25,474
[1,2]	Navient Student Loan Trust 2019-F	2.180%	8/15/68	10,510	10,571
[1,2]	Navient Student Loan Trust 2020-B	1.800%	1/15/69	35,105	35,273
[3]	New Mexico Educational Assistance Foundation, 1M USD LIBOR + 0.700%	0.871%	1/2/25	37	36

7

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Nissan Auto Lease Trust 2019-B	2.270%	7/15/22	27,000	27,369
[1]	Nissan Auto Lease Trust 2020-A	1.800%	5/16/22	36,000	36,301
[1]	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	320	327
[1]	Nissan Auto Receivables 2018-C Owner Trust	3.270%	6/16/25	1,870	1,987
[1]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	10,000	10,293
[1]	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	20,640	20,987
[1]	Nissan Auto Receivables 2020-A Owner Trust	1.700%	5/17/27	6,830	7,074
[1]	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	50,050	50,088
[1]	Nissan Auto Receivables 2020-B Owner Trust	0.710%	1/15/27	7,030	7,037
[1,2,3]	Pepper Residential Securities Trust 2019-1, 1M USD LIBOR + 0.480%	0.658%	10/13/20	30,000	29,938
[1,2,3]	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	1.057%	1/16/60	5,354	5,333
[1,2,3]	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	1.187%	6/20/60	11,548	11,458
[1,2,3]	Pepper Residential Securities Trust 2024-A1U, 1M USD LIBOR + 0.900%	1.087%	11/18/60	9,497	9,368
[1,2,3]	Permanent Master Issuer Plc 2018-1A, 3M USD LIBOR + 0.380%	0.655%	7/15/58	4,988	4,981
[1,2]	PFS Financing Corp 2018-B	2.890%	2/15/23	1,100	1,113
[1,2]	PFS Financing Corp. 2017-D	2.400%	10/17/22	430	431
[1,2]	PFS Financing Corp. 2020-A	1.270%	6/15/25	8,300	8,366
[1,2]	PFS Financing Corp. 2020-B	1.210%	6/15/24	5,000	5,028
[1,2,3]	Resimac Premier Series 2017-1A, 1M USD LIBOR + 0.950%	1.128%	9/11/48	4,083	4,076
[1,2,3]	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.014%	12/5/59	6,439	6,416
[1]	Santander Drive Auto Receivables Trust 2016-3	2.800%	8/15/22	5,500	5,537
[1]	Santander Drive Auto Receivables Trust 2017-2	3.490%	7/17/23	10,000	10,159
[1]	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	49	49
[1]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	135	135
[1]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	16,000	16,186
[1]	Santander Drive Auto Receivables Trust 2019-1	3.210%	9/15/23	6,529	6,591
[1]	Santander Drive Auto Receivables Trust 2020-2	0.670%	4/15/24	6,120	6,129
[1]	Santander Drive Auto Receivables Trust 2020-2	0.960%	11/15/24	3,120	3,122
[1]	Santander Drive Auto Receivables Trust 2020-2	1.460%	9/15/25	6,120	6,132
[1,2]	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	65,360	66,918
[1,2]	Santander Retail Auto Lease Trust 2019-B	2.290%	4/20/22	32,073	32,345
[1,2]	Santander Retail Auto Lease Trust 2019-C	1.890%	9/20/22	35,130	35,500
[1,2]	SCART 2020-AA A	1.370%	10/15/24	14,631	14,752
[1,2]	Securitized Term Auto Receivables Trust 2018-1A	3.068%	1/25/22	12,099	12,178
[1,2]	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	2,147	2,198
[1,2,3]	SMB Private Education Loan Trust 2019-B, 1M USD LIBOR + 0.350%	0.525%	7/15/26	5,849	5,835
[1,2]	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	5,301	5,302
[1,2]	SoFi Professional Loan Program 2018-B LLC	2.640%	8/25/47	2,675	2,682
[1,2]	SoFi Professional Loan Program 2018-C LLC	3.080%	1/25/48	8,626	8,672
[1,2]	SoFi Professional Loan Program 2018-D LLC	3.120%	2/25/48	5,166	5,179
[1,2]	Sofi Professional Loan Program 2019-A LLC	3.180%	6/15/48	6,192	6,235
[1,2]	SoFi Professional Loan Program 2019-B LLC	2.780%	8/17/48	13,692	13,806
[1,2]	SoFi Professional Loan Program 2019-C LLC	2.130%	11/16/48	12,446	12,512
[1,2]	SoFi Professional Loan Program 2020-A	2.060%	5/15/46	9,574	9,650
[1]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	57,155	58,789
[1,2]	TCF Auto Receivables Owner Trust 2016-PT1	1.930%	6/15/22	1,919	1,923

8

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1,2]	Tesla Auto Lease Trust 2018-A	2.130%	4/20/22	27,203	27,532
[1,2]	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	12,590	12,754
[1,2]	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	2,800	2,879
[1,2]	Tesla Auto Lease Trust 2020-A	0.680%	12/20/23	7,040	7,039
[1,2]	Tesla Auto Lease Trust 2020-A	0.780%	12/20/23	1,270	1,270
[1,2]	Tesla Auto Lease Trust 2020-A	1.180%	1/22/24	2,080	2,080
[1,2]	Tesla Auto Lease Trust 2020-A	1.680%	2/20/24	1,050	1,050
[1,2]	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	1,444	1,451
[1,2]	Tidewater Auto Receivables Trust 2020-AA	1.390%	8/15/24	20,000	20,092
[1,2]	Toyota Auto Loan Extended Note Trust 2019-1	2.560%	11/25/31	860	918
[1]	Toyota Auto Receivables 2020-A Owner Trust	1.660%	5/15/24	5,355	5,482
[1]	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	11,700	11,890
[1]	Toyota Auto Receivables 2020-B Owner Trust	1.660%	9/15/25	4,460	4,620
[1]	Toyota Auto Receivables 2020-C Owner Trust	0.570%	10/15/25	7,530	7,548
[1,2]	Transportation Finance Equipment Trust 2019-1	1.900%	1/24/22	17,330	17,411
[1,2]	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	48,980	49,498
[1,2]	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	331	330
[1]	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	6,890	6,983
[1,2]	Verizon Owner Trust 2017-2	2.380%	12/20/21	3,260	3,269
[1,2]	Verizon Owner Trust 2017-3	2.380%	4/20/22	9,290	9,361
[1,2]	Verizon Owner Trust 2017-3	2.530%	4/20/22	37,780	38,074
[1,2]	Verizon Owner Trust 2018-1	3.050%	9/20/22	37,984	38,852
[1,2]	Verizon Owner Trust 2018-1	3.200%	9/20/22	1,850	1,892
[1]	Verizon Owner Trust 2019-A	2.930%	9/20/23	44,015	45,224
[1]	Verizon Owner Trust 2019-A	1.940%	4/22/24	6,230	6,387
[1]	Verizon Owner Trust 2019-B	2.330%	12/20/23	4,230	4,338
[1]	Verizon Owner Trust 2020-A	1.850%	7/22/24	46,445	47,683
[1]	Verizon Owner Trust 2020-A	1.980%	7/22/24	1,280	1,290
[1,2]	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	8,910	8,911
[1]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	1,079	1,098
[1]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	2,850	2,994
[1]	Volkswagen Auto Loan Enhanced Trust 2020-1	0.980%	11/20/24	24,510	24,783
[1]	Volkswagen Auto Loan Enhanced Trust 2020-1	1.260%	8/20/26	3,590	3,673
[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12	1.676%	7/15/46	16	16
[1]	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	1	1
[1]	World Omni Auto Receivables Trust 2016-B	1.730%	7/15/23	2,510	2,517
[1]	World Omni Auto Receivables Trust 2018-A	2.500%	4/17/23	4,544	4,605
[1]	World Omni Auto Receivables Trust 2019-B	2.630%	6/15/22	10,242	10,293
[1]	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	1,375	1,390
[1]	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	34,560	34,641
[1]	World Omni Automobile Lease Securitization Trust 2019-A	2.890%	11/15/21	8,639	8,689
[1]	World Omni Automobile Lease Securitization Trust 2019-A	2.940%	5/16/22	17,500	17,834
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,065,637)					3,082,913
Corporate Bonds (53.1%)
Finance (31.0%)
	Banking (23.6%)
[2]	ABN AMRO Bank NV	2.650%	1/19/21	1,784	1,802
	American Express Co.	3.000%	2/22/21	10,320	10,448
	American Express Co.	3.700%	11/5/21	30,429	31,607
	American Express Co.	2.750%	5/20/22	11,884	12,346
	American Express Co.	2.650%	12/2/22	4,014	4,215

9

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	American Express Co.	3.400%	2/27/23	10,000	10,702
[2]	ANZ New Zealand Int’l Ltd.	2.125%	7/28/21	30,000	30,449
[2]	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	2,418	2,466
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	8,000	8,312
[3,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	2.798%	5/17/26	2,000	1,444
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	10,000	10,365
	Banco Santander SA	3.500%	4/11/22	20,400	21,291
[1]	Bank of America Corp.	2.738%	1/23/22	25,202	25,467
	Bank of America Corp.	5.700%	1/24/22	15,000	16,168
[1]	Bank of America Corp.	3.499%	5/17/22	20,660	21,124
[1]	Bank of America Corp.	2.816%	7/21/23	4,674	4,871
[1]	Bank of America Corp.	3.004%	12/20/23	41,655	43,821
[3,5]	Bank of America Corp., 3M Australian Bank Bill Rate + 1.550%	1.649%	8/5/21	5,000	3,604
	Bank of Montreal	2.900%	3/26/22	22,237	23,158
	Bank of Montreal	2.050%	11/1/22	4,515	4,667
	Bank of New York Mellon Corp.	4.150%	2/1/21	17,664	18,007
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,906
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,590
[1]	Bank of New York Mellon Corp.	2.661%	5/16/23	6,444	6,692
	Bank of Nova Scotia	2.000%	11/15/22	29,537	30,552
	Bank of Nova Scotia	2.375%	1/18/23	15,000	15,656
[2]	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,000	3,037
[2]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	11,244	11,623
	Barclays Bank plc	1.700%	5/12/22	15,000	15,216
	Barclays plc	3.684%	1/10/23	19,280	19,985
[1]	Barclays plc	4.610%	2/15/23	3,520	3,703
[2]	BNP Paribas SA	2.950%	5/23/22	3,487	3,618
	BNP Paribas SA	3.250%	3/3/23	3,860	4,136
[3,5]	BNP Paribas SA, 3M Australian Bank Bill Rate + 1.750%	1.853%	12/16/22	5,650	4,077
	BPCE SA	2.650%	2/3/21	3,907	3,946
	BPCE SA	2.750%	12/2/21	2,450	2,524
[2]	BPCE SA	3.000%	5/22/22	21,658	22,448
[1]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	63,386	65,733
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	10,000	10,928
[1]	Capital One Bank USA NA	2.014%	1/27/23	15,600	15,886
	Capital One Financial Corp.	4.750%	7/15/21	1,983	2,062
	Capital One Financial Corp.	2.600%	5/11/23	26,051	27,318
	Capital One NA	2.250%	9/13/21	1,505	1,531
	Capital One NA	2.150%	9/6/22	13,304	13,700
[1]	Citibank NA	2.844%	5/20/22	8,320	8,470
	Citigroup Inc.	2.700%	3/30/21	25,000	25,383
	Citigroup Inc.	2.900%	12/8/21	10,000	10,302
	Citigroup Inc.	2.750%	4/25/22	22,800	23,627
	Citigroup Inc.	2.700%	10/27/22	3,815	3,989
[1]	Citigroup Inc.	2.312%	11/4/22	33,464	34,126
[1]	Citigroup Inc.	3.142%	1/24/23	12,000	12,405
	Citigroup Inc.	3.875%	10/25/23	3,500	3,855
	Citizens Bank NA	2.250%	10/30/20	3,500	3,511
	Citizens Bank NA	2.550%	5/13/21	13,725	13,935
[3,5]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	2.750%	6/3/26	14,400	10,400

10

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Credit Suisse AG	2.100%	11/12/21	9,600	9,809
	Credit Suisse AG	2.800%	4/8/22	11,014	11,436
[2]	Credit Suisse Group AG	3.574%	1/9/23	16,232	16,826
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	22,000	22,202
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	4,665	4,764
[2]	Danske Bank A/S	2.750%	9/17/20	54,905	55,005
[2]	Danske Bank A/S	5.000%	1/12/22	23,604	24,910
[2]	Danske Bank A/S	2.700%	3/2/22	9,469	9,765
	Discover Bank	3.200%	8/9/21	4,017	4,111
	Discover Bank	3.350%	2/6/23	2,750	2,913
	Discover Bank	4.200%	8/8/23	2,000	2,201
	Discover Financial Services	3.850%	11/21/22	4,990	5,311
	Fifth Third Bancorp	3.500%	3/15/22	5,000	5,233
	Fifth Third Bank	2.250%	6/14/21	28,867	29,301
	Fifth Third Bank	2.875%	10/1/21	5,000	5,133
	Goldman Sachs Group Inc.	2.750%	9/15/20	63,100	63,139
	Goldman Sachs Group Inc.	2.600%	12/27/20	5,250	5,296
	Goldman Sachs Group Inc.	2.875%	2/25/21	30,180	30,545
	Goldman Sachs Group Inc.	5.250%	7/27/21	2,500	2,619
[1]	Goldman Sachs Group Inc.	2.876%	10/31/22	16,159	16,570
[1]	Goldman Sachs Group Inc.	2.908%	6/5/23	9,345	9,705
	HSBC Bank USA NA	4.875%	8/24/20	10,000	10,019
	HSBC Holdings plc	2.950%	5/25/21	67,920	69,297
	HSBC Holdings plc	2.650%	1/5/22	7,383	7,603
	HSBC Holdings plc	4.875%	1/14/22	17,935	19,014
	HSBC USA Inc.	5.000%	9/27/20	15,000	15,107
	Huntington Bancshares Inc.	3.150%	3/14/21	10,000	10,141
	Huntington Bancshares Inc.	2.300%	1/14/22	5,000	5,125
	ICICI Bank Ltd./Hong Kong	5.750%	11/16/20	8,200	8,287
[2]	ING Bank NV	2.050%	8/15/21	7,000	7,114
	ING Groep NV	3.150%	3/29/22	25,530	26,555
	JPMorgan Chase & Co.	2.295%	8/15/21	6,500	6,507
	JPMorgan Chase & Co.	4.350%	8/15/21	5,650	5,883
	JPMorgan Chase & Co.	4.500%	1/24/22	5,000	5,299
[1]	JPMorgan Chase & Co.	3.514%	6/18/22	22,262	22,847
	JPMorgan Chase & Co.	3.250%	9/23/22	32,732	34,722
	JPMorgan Chase & Co.	2.972%	1/15/23	22,510	23,330
[1]	JPMorgan Chase & Co.	3.207%	4/1/23	13,226	13,815
[1]	JPMorgan Chase & Co.	2.776%	4/25/23	16,005	16,621
	KeyBank NA/Cleveland OH	1.250%	3/10/23	5,005	5,105
	Lloyds Banking Group plc	3.100%	7/6/21	2,550	2,614
	Lloyds Banking Group plc	3.000%	1/11/22	6,000	6,188
[1]	Lloyds Banking Group plc	1.326%	6/15/23	13,000	13,026
[1]	Lloyds Banking Group plc	2.907%	11/7/23	24,800	25,916
	Macquarie Bank Ltd.	6.625%	4/7/21	6,700	6,951
[2]	Macquarie Group Ltd.	6.250%	1/14/21	14,130	14,484
[5]	Macquarie Group Ltd.	3.250%	12/15/22	15,600	11,420
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	28,000	29,011
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,124	17,446
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	32,165	33,496
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	9,600	9,977
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	3,100	3,311
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,727
[2]	Mizuho Financial Group Inc.	2.632%	4/12/21	9,850	9,998

11

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mizuho Financial Group Inc.	2.273%	9/13/21	16,545	16,869
	Mizuho Financial Group Inc.	2.953%	2/28/22	22,100	22,930
	Mizuho Financial Group Inc.	2.601%	9/11/22	5,000	5,195
[1]	Mizuho Financial Group Inc.	2.721%	7/16/23	1,000	1,035
	Morgan Stanley	5.750%	1/25/21	11,317	11,608
	Morgan Stanley	2.500%	4/21/21	18,000	18,286
	Morgan Stanley	2.625%	11/17/21	16,120	16,574
	Morgan Stanley	2.750%	5/19/22	15,000	15,597
	Morgan Stanley	4.875%	11/1/22	11,329	12,318
	Morgan Stanley	3.125%	1/23/23	10,000	10,634
	Morgan Stanley	3.750%	2/25/23	5,158	5,574
[3]	Morgan Stanley, SOFR + 0.700%	0.767%	1/20/23	20,000	20,070
[2]	MUFG Bank Ltd.	2.850%	9/8/21	22,000	22,560
	MUFG Union Bank NA	3.150%	4/1/22	15,585	16,263
	National Australia Bank Ltd.	2.500%	1/12/21	10,000	10,100
	National Bank of Canada	2.100%	2/1/23	6,650	6,856
[2]	Nationwide Building Society	2.000%	1/27/23	6,800	7,024
[2]	Nordea Bank Abp	1.000%	6/9/23	3,000	3,031
[1]	PNC Bank NA	2.232%	7/22/22	18,410	18,737
[1]	PNC Bank NA	1.743%	2/24/23	11,000	11,215
	PNC Bank NA	3.500%	6/8/23	6,455	6,987
	PNC Bank NA	3.800%	7/25/23	13,920	15,158
	Royal Bank of Canada	1.950%	1/17/23	19,283	19,942
	Santander Holdings USA Inc.	3.700%	3/28/22	6,600	6,839
	Santander UK Group Holdings plc	2.875%	10/16/20	6,078	6,107
	Santander UK Group Holdings plc	3.125%	1/8/21	5,000	5,056
	Santander UK plc	2.125%	11/3/20	1,500	1,507
	Santander UK plc	2.500%	1/5/21	5,194	5,241
[2]	Skandinaviska Enskilda Banken AB	3.050%	3/25/22	13,750	14,336
[2]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	5,215	5,418
[1,2]	State Street Corp.	2.825%	3/30/23	9,610	9,958
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	29,199	29,600
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	39,080	40,022
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	13,817	14,407
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,245	1,351
	Svenska Handelsbanken AB	3.350%	5/24/21	2,098	2,149
	Svenska Handelsbanken AB	1.875%	9/7/21	12,230	12,433
[2]	Swedbank AB	2.650%	3/10/21	10,410	10,540
[2]	Swedbank AB	2.800%	3/14/22	8,174	8,471
	Toronto-Dominion Bank	1.800%	7/13/21	9,850	9,998
	Toronto-Dominion Bank	1.900%	12/1/22	50,357	52,139
[1]	Truist Bank	3.525%	10/26/21	10,800	10,867
	Truist Bank	2.625%	1/15/22	4,750	4,899
	Truist Bank	2.800%	5/17/22	22,750	23,678
	Truist Bank	2.450%	8/1/22	10,000	10,381
[1]	Truist Bank	3.502%	8/2/22	12,201	12,544
	Truist Financial Corp.	2.750%	4/1/22	11,682	12,103
	Truist Financial Corp.	3.050%	6/20/22	10,345	10,840
[2]	UBS AG	2.450%	12/1/20	15,635	15,716
[2]	UBS AG/London	1.750%	4/21/22	26,178	26,732
[2]	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	30,142	30,239
[2]	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	13,330	13,574
[2]	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	15,000	15,477
[2]	UBS Group Funding Switzerland AG	3.491%	5/23/23	1,250	1,306

12

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1,2]	UBS Group Funding Switzerland AG	2.859%	8/15/23	4,000	4,167
	Wells Fargo & Co.	4.600%	4/1/21	35,000	35,990
	Wells Fargo & Co.	3.500%	3/8/22	14,982	15,683
[6]	Wells Fargo & Co.	2.125%	4/22/22	2,930	3,913
	Wells Fargo & Co.	2.625%	7/22/22	24,800	25,779
	Wells Fargo & Co.	3.069%	1/24/23	5,366	5,549
[3,5]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.422%	7/27/21	15,000	10,792
	Wells Fargo Bank NA	2.600%	1/15/21	5,000	5,053
[1]	Wells Fargo Bank NA	2.897%	5/27/22	4,790	4,873
[1]	Wells Fargo Bank NA	2.082%	9/9/22	16,500	16,760
	Westpac Banking Corp.	2.500%	6/28/22	22,175	23,064
	Westpac Banking Corp.	2.750%	1/11/23	5,155	5,432
[3,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	3.200%	3/10/26	18,500	13,357
	Zions Bancorp NA	3.500%	8/27/21	15,360	15,701

	Brokerage (0.3%)
	Ameriprise Financial Inc.	3.000%	3/22/22	19,011	19,777
	Ameriprise Financial Inc.	4.000%	10/15/23	1,775	1,977
	Charles Schwab Corp.	2.650%	1/25/23	1,790	1,885
	Intercontinental Exchange Inc.	2.350%	9/15/22	4,820	5,009
	Intercontinental Exchange Inc.	3.450%	9/21/23	1,000	1,097
	Intercontinental Exchange Inc.	4.000%	10/15/23	2,497	2,770

	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	21,492	21,678
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	2,831	2,869
	Air Lease Corp.	2.250%	1/15/23	865	858
[2]	USAA Capital Corp.	1.500%	5/1/23	2,548	2,621

	Insurance (6.1%)
	Aetna Inc.	2.750%	11/15/22	12,818	13,363
	Aetna Inc.	2.800%	6/15/23	4,028	4,256
[2]	AIG Global Funding	2.700%	12/15/21	6,520	6,708
[2]	AIG Global Funding	2.300%	7/1/22	2,560	2,640
[2]	AIG Global Funding	0.800%	7/7/23	15,895	15,959
	American International Group Inc.	6.400%	12/15/20	13,359	13,648
	American International Group Inc.	3.300%	3/1/21	6,325	6,412
	American International Group Inc.	4.875%	6/1/22	29,115	31,379
	Anthem Inc.	2.500%	11/21/20	25,000	25,156
	Anthem Inc.	3.125%	5/15/22	10,000	10,463
	Anthem Inc.	2.950%	12/1/22	12,900	13,580
	Anthem Inc.	3.300%	1/15/23	7,000	7,471
	Aon Corp.	2.200%	11/15/22	11,347	11,762
	Aon plc	2.800%	3/15/21	17,806	18,029
	Aon plc	4.000%	11/27/23	4,350	4,776
	Chubb INA Holdings Inc.	2.300%	11/3/20	25,958	26,044
	Chubb INA Holdings Inc.	2.875%	11/3/22	22,990	24,144
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,687	1,782
[2]	Guardian Life Global Funding	3.400%	4/25/23	18,931	20,400
	Humana Inc.	2.900%	12/15/22	5,407	5,672

13

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Jackson National Life Global Funding	3.300%	6/11/21	565	578
[2]	Jackson National Life Global Funding	2.100%	10/25/21	2,590	2,638
[2]	Jackson National Life Global Funding	3.300%	2/1/22	7,000	7,271
	Manulife Financial Corp.	4.900%	9/17/20	24,150	24,271
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,816	3,930
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	11,405	11,776
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	305	325
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,853	5,340
[2]	MassMutual Global Funding II	2.500%	10/17/22	18,192	19,036
[2]	MassMutual Global Funding II	0.850%	6/9/23	42,506	42,722
	MetLife Inc.	4.368%	9/15/23	2,150	2,406
[2]	Metropolitan Life Global Funding I	1.950%	9/15/21	29,826	30,347
[2]	Metropolitan Life Global Funding I	3.450%	10/9/21	30,000	31,085
[2]	Metropolitan Life Global Funding I	3.375%	1/11/22	4,905	5,114
[2]	Metropolitan Life Global Funding I	2.650%	4/8/22	5,000	5,194
[2]	Metropolitan Life Global Funding I	2.400%	6/17/22	2,240	2,328
[2]	Metropolitan Life Global Funding I	3.000%	1/10/23	2,000	2,125
[2]	Metropolitan Life Global Funding I	1.950%	1/13/23	22,000	22,767
[2]	Metropolitan Life Global Funding I	0.900%	6/8/23	15,000	15,118
[2]	New York Life Global Funding	2.300%	6/10/22	850	881
[2]	New York Life Insurance Co.	1.100%	5/5/23	11,895	12,097
[2]	Pricoa Global Funding I	2.200%	6/3/21	12,000	12,180
[2]	Pricoa Global Funding I	3.450%	9/1/23	21,249	23,115
[2]	Principal Life Global Funding II	2.625%	11/19/20	2,277	2,293
[2]	Principal Life Global Funding II	2.375%	11/21/21	750	767
[2]	Protective Life Global Funding	2.700%	11/25/20	40,840	40,977
[2]	Protective Life Global Funding	1.082%	6/9/23	8,135	8,246
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,440
[2]	Reliance Standard Life Global Funding II	3.050%	1/20/21	15,000	15,149
[2]	Reliance Standard Life Global Funding II	2.625%	7/22/22	600	618
[2]	Reliance Standard Life Global Funding II	2.150%	1/21/23	5,515	5,647
	UnitedHealth Group Inc.	2.875%	3/15/22	9,315	9,630
	UnitedHealth Group Inc.	2.375%	10/15/22	14,049	14,649
	UnitedHealth Group Inc.	3.500%	6/15/23	1,624	1,769
	WR Berkley Corp.	5.375%	9/15/20	6,618	6,645

	Real Estate Investment Trusts (0.7%)
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	1,750	1,895
	AvalonBay Communities Inc.	2.850%	3/15/23	500	523
	AvalonBay Communities Inc.	4.200%	12/15/23	2,840	3,139
	Boston Properties LP	3.850%	2/1/23	8,725	9,303
	Boston Properties LP	3.125%	9/1/23	225	239
	Camden Property Trust	2.950%	12/15/22	1,000	1,044
	Corporate Office Properties LP	3.700%	6/15/21	15,000	15,230
	Digital Realty Trust LP	2.750%	2/1/23	5,020	5,247
	Federal Realty Investment Trust	2.550%	1/15/21	2,700	2,704
	Federal Realty Investment Trust	3.000%	8/1/22	475	485
	Highwoods Realty LP	3.200%	6/15/21	10,000	10,165
	Highwoods Realty LP	3.625%	1/15/23	750	780
	Kimco Realty Corp.	3.200%	5/1/21	5,295	5,365
	National Retail Properties Inc.	3.300%	4/15/23	2,950	3,083
	Realty Income Corp.	3.250%	10/15/22	5,669	5,953
	Realty Income Corp.	4.650%	8/1/23	4,900	5,415
	Regency Centers Corp.	3.750%	11/15/22	175	182

14

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Welltower Inc.	3.750%	3/15/23	2,300	2,432
	Welltower Inc.	3.950%	9/1/23	1,590	1,726
					3,317,127
Industrial (17.9%)
	Basic Industry (1.3%)
[2]	Air Liquide Finance SA	1.750%	9/27/21	31,660	32,124
	DuPont de Nemours Inc.	2.169%	5/1/23	29,000	29,587
	Eastman Chemical Co.	3.500%	12/1/21	18,332	18,943
	International Flavors & Fragrances Inc.	3.400%	9/25/20	24,000	24,069
	LyondellBasell Industries NV	6.000%	11/15/21	6,103	6,442
	Newmont Corp.	3.625%	6/9/21	20,748	21,179
	Newmont Corp.	3.500%	3/15/22	2,000	2,068
	Praxair Inc.	4.050%	3/15/21	5,276	5,397
	Sherwin-Williams Co.	4.200%	1/15/22	602	627

	Capital Goods (2.0%)
[2]	Carrier Global Corp.	1.923%	2/15/23	2,400	2,463
	Caterpillar Financial Services Corp.	1.850%	9/4/20	5,091	5,098
	Caterpillar Financial Services Corp.	2.650%	5/17/21	12,865	13,105
	Caterpillar Financial Services Corp.	1.931%	10/1/21	9,140	9,312
	Caterpillar Financial Services Corp.	0.950%	5/13/22	24,700	24,949
	Caterpillar Financial Services Corp.	1.900%	9/6/22	1,180	1,217
	Caterpillar Financial Services Corp.	0.650%	7/7/23	40,000	40,163
	CNH Industrial Capital LLC	4.375%	11/6/20	6,060	6,088
	General Dynamics Corp.	3.000%	5/11/21	10,483	10,707
	General Dynamics Corp.	3.875%	7/15/21	26,350	27,002
	Honeywell International Inc.	2.150%	8/8/22	445	461
	Northrop Grumman Corp.	2.550%	10/15/22	19,436	20,300
[2]	Raytheon Technologies Corp.	2.800%	3/15/22	37,892	39,185
[2]	Raytheon Technologies Corp.	2.500%	12/15/22	3,865	4,017
	Waste Management Inc.	2.900%	9/15/22	4,000	4,182

	Communication (1.6%)
	American Tower Corp.	2.250%	1/15/22	8,005	8,211
	Fox Corp.	3.666%	1/25/22	43,254	45,262
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	35,670	35,840
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	34,200	36,071
[2]	Sky plc	3.125%	11/26/22	10,960	11,623
	Verizon Communications Inc.	2.946%	3/15/22	8,298	8,642
	ViacomCBS Inc.	3.375%	3/1/22	23,376	24,185
	Walt Disney Co.	1.650%	9/1/22	754	772

	Consumer Cyclical (2.9%)
[7]	American Honda Finance Corp.	3.150%	1/8/21	15,000	15,170
	American Honda Finance Corp.	2.200%	6/27/22	2,680	2,773
	American Honda Finance Corp.	0.875%	7/7/23	50,000	50,422
	American Honda Finance Corp.	3.450%	7/14/23	1,355	1,465
[2]	BMW US Capital LLC	3.250%	8/14/20	18,000	18,011
	General Motors Co.	5.400%	10/2/23	5,000	5,506
	General Motors Financial Co. Inc.	2.450%	11/6/20	10,000	9,978
	General Motors Financial Co. Inc.	3.700%	11/24/20	9,000	9,049
	General Motors Financial Co. Inc.	3.200%	7/6/21	14,614	14,852
	General Motors Financial Co. Inc.	3.450%	1/14/22	5,000	5,122

15

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,5]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 0.780%	0.877%	11/22/21	11,400	8,125
	Toyota Motor Credit Corp.	3.050%	1/8/21	10,000	10,109
	Toyota Motor Credit Corp.	2.750%	5/17/21	1,000	1,018
	Toyota Motor Credit Corp.	1.150%	5/26/22	55,000	55,800
	Toyota Motor Credit Corp.	0.450%	7/22/22	25,000	25,017
	Toyota Motor Credit Corp.	2.900%	3/30/23	17,000	18,026
[2]	Volkswagen Group of America Finance LLC	3.875%	11/13/20	3,515	3,547
[2]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	49,450	51,290
[2]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	7,183	7,466

	Consumer Noncyclical (5.0%)
[2]	AbbVie Inc.	2.150%	11/19/21	5,000	5,100
[2]	AbbVie Inc.	3.450%	3/15/22	35,000	36,410
[2]	AbbVie Inc.	3.250%	10/1/22	16,630	17,431
[2]	AbbVie Inc.	2.300%	11/21/22	12,236	12,682
	Amgen Inc.	3.875%	11/15/21	25,856	26,760
[3,5]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	1.071%	9/6/22	6,000	4,280
	AstraZeneca plc	2.375%	11/16/20	3,289	3,310
	BAT Capital Corp.	2.764%	8/15/22	5,000	5,194
[2]	BAT International Finance plc	3.500%	6/15/22	15,540	16,300
	Baxter International Inc.	1.700%	8/15/21	2,500	2,528
[2]	Bayer US Finance LLC	3.000%	10/8/21	6,220	6,375
	Biogen Inc.	3.625%	9/15/22	5,786	6,169
	Bristol-Myers Squibb Co.	2.600%	5/16/22	5,000	5,193
	Bristol-Myers Squibb Co.	3.250%	8/15/22	3,074	3,189
	Bristol-Myers Squibb Co.	3.550%	8/15/22	3,975	4,230
	Cigna Corp.	3.400%	9/17/21	6,413	6,613
	Cigna Corp.	3.050%	11/30/22	10,892	11,464
	Cigna Corp.	3.750%	7/15/23	3,200	3,480
	Constellation Brands Inc.	2.700%	5/9/22	2,000	2,074
	Constellation Brands Inc.	2.650%	11/7/22	24,062	25,124
	CVS Health Corp.	3.350%	3/9/21	22,000	22,383
	CVS Health Corp.	2.125%	6/1/21	12,000	12,149
	CVS Health Corp.	2.750%	12/1/22	8,750	9,133
	Express Scripts Holding Co.	2.600%	11/30/20	26,793	26,992
	Gilead Sciences Inc.	4.400%	12/1/21	9,397	9,814
	GlaxoSmithKline Capital plc	2.850%	5/8/22	4,984	5,203
	GlaxoSmithKline Capital plc	2.875%	6/1/22	4,660	4,867
	Keurig Dr Pepper Inc.	3.200%	11/15/21	5,048	5,185
	Keurig Dr Pepper Inc.	4.057%	5/25/23	23,400	25,611
	Kimberly-Clark Corp.	2.400%	3/1/22	4,000	4,120
	Kroger Co.	2.950%	11/1/21	1,145	1,178
	McCormick & Co. Inc.	2.700%	8/15/22	15,750	16,394
	Mead Johnson Nutrition Co.	3.000%	11/15/20	11,770	11,846
[2]	Mondelez International Holdings Netherlands BV	2.000%	10/28/21	13,000	13,227
[2]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	24,350	25,207
	Mondelez International Inc.	0.625%	7/1/22	30,000	30,191
[2]	Pernod Ricard SA	4.450%	1/15/22	25,000	26,344
	Philip Morris International Inc.	2.500%	11/2/22	2,000	2,088
	Philip Morris International Inc.	1.125%	5/1/23	25,000	25,438
[2]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	6,700	6,923
	Reynolds American Inc.	4.000%	6/12/22	11,574	12,262

16

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	8,182	8,346
	Tyson Foods Inc.	4.500%	6/15/22	2,000	2,129
[2]	Upjohn Inc.	1.125%	6/22/22	22,800	22,991

	Energy (4.0%)
	Apache Corp.	3.625%	2/1/21	16,096	16,096
	BP Capital Markets America Inc.	4.500%	10/1/20	30,000	30,199
	BP Capital Markets America Inc.	4.742%	3/11/21	5,000	5,131
	BP Capital Markets America Inc.	3.245%	5/6/22	21,317	22,330
	BP Capital Markets America Inc.	2.520%	9/19/22	6,650	6,916
	BP Capital Markets plc	3.561%	11/1/21	10,018	10,393
	Chevron Corp.	2.419%	11/17/20	3,250	3,265
	Chevron Corp.	1.141%	5/11/23	4,665	4,760
	Enbridge Inc.	2.900%	7/15/22	4,668	4,847
	Enterprise Products Operating LLC	3.500%	2/1/22	26,500	27,634
	EOG Resources Inc.	4.100%	2/1/21	20,986	21,327
	Exxon Mobil Corp.	1.902%	8/16/22	10,545	10,884
	Exxon Mobil Corp.	1.571%	4/15/23	35,260	36,328
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	12,050	12,093
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	5,000	5,038
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	700	727
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	16,361	17,310
[2]	Kinder Morgan Inc.	5.000%	2/15/21	7,205	7,332
	Kinder Morgan Inc.	6.500%	9/15/20	5,551	5,586
	Marathon Petroleum Corp.	3.400%	12/15/20	11,733	11,783
	Marathon Petroleum Corp.	5.125%	3/1/21	17,535	17,908
[2]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	5,835	5,835
	Phillips 66	4.300%	4/1/22	5,850	6,209
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	2,035	2,050
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	3,515	3,691
	Shell International Finance BV	1.875%	5/10/21	31,700	32,097
	Shell International Finance BV	2.375%	8/21/22	6,000	6,241
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,000	2,035
	Thai Oil PCL	3.625%	1/23/23	1,100	1,149
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	3,500	3,658
	Total Capital International SA	2.218%	7/12/21	21,277	21,635
[5]	Total Capital International SA	4.250%	11/26/21	15,000	11,131
	Total Capital International SA	2.875%	2/17/22	7,072	7,338
	Total Capital SA	4.250%	12/15/21	43,425	45,709
	TransCanada PipeLines Ltd.	3.800%	10/1/20	5,710	5,717

	Other Industrial (0.2%)
[2]	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	12,480	12,495
[5]	QPH Finance Co. Pty Ltd.	5.000%	7/7/21	4,800	3,546

	Technology (0.3%)
	Apple Inc.	2.300%	5/11/22	7,000	7,231
	Apple Inc.	0.750%	5/11/23	5,000	5,052
	IBM Credit LLC	2.200%	9/8/22	625	649
	International Business Machines Corp.	2.850%	5/13/22	2,680	2,801
	Microsoft Corp.	2.400%	2/6/22	600	619
	Oracle Corp.	1.900%	9/15/21	9,095	9,248
	Oracle Corp.	2.500%	5/15/22	7,004	7,245
	Tyco Electronics Group SA	3.500%	2/3/22	1,520	1,581

17

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Transportation (0.6%)
[1]	Burlington Northern and Santa Fe Railway Co. 1999-2 Pass Through Trust	7.570%	1/2/21	89	91
[1]	Continental Airlines 2001-1 Class A-1 Pass Through Trust	6.703%	6/15/21	1,841	1,770
[1]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,795	2,697
[1]	Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	8/10/22	5,016	4,716
	FedEx Corp.	3.400%	1/14/22	15,000	15,630
[2]	Penske Truck Leasing Co. Lp / PTL Finance Corp.	3.650%	7/29/21	25,000	25,672
[5]	Qantas Airways Ltd.	7.500%	6/11/21	5,000	3,723
[1]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.650%	8/1/22	3,175	3,127
[1]	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	2,330	1,946
					1,908,185
Utilities (4.2%)
	Electric (4.2%)
	Alabama Power Co.	3.375%	10/1/20	21,785	21,887
	Ameren Corp.	2.700%	11/15/20	5,000	5,024
	CenterPoint Energy Inc.	3.600%	11/1/21	27,000	28,081
	CenterPoint Energy Inc.	2.500%	9/1/22	1,137	1,178
	Consumers Energy Co.	2.850%	5/15/22	2,065	2,143
	Dominion Energy Inc.	2.000%	8/15/21	8,793	8,900
[2]	Dominion Energy Inc.	2.450%	1/15/23	30,000	31,235
[2,3]	Dominion Energy Inc., 3M USD LIBOR + 0.400%	0.750%	12/1/20	26,000	26,006
	DTE Energy Co.	3.300%	6/15/22	6,500	6,777
	DTE Energy Co.	2.250%	11/1/22	23,895	24,760
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,800	1,840
	Duke Energy Corp.	2.400%	8/15/22	11,453	11,857
	Duke Energy Corp.	3.050%	8/15/22	5,432	5,671
	Duke Energy Progress Llc	3.000%	9/15/21	1,175	1,203
[2]	EDP Finance BV	5.250%	1/14/21	1,600	1,630
	Entergy Corp.	4.000%	7/15/22	7,719	8,198
	Eversource Energy	2.750%	3/15/22	62,800	65,038
	Exelon Corp.	5.150%	12/1/20	7,358	7,393
[3]	Florida Power & Light Co., 3M USD LIBOR +0.380%	0.641%	7/28/23	37,000	37,010
	Great Plains Energy Inc.	4.850%	6/1/21	13,415	13,754
	LG&E & KU Energy LLC	3.750%	11/15/20	13,807	13,836
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	22,975	23,905
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	15,190	16,058
	Northern States Power Co.	2.600%	5/15/23	1,760	1,844
	NSTAR Electric Co.	2.375%	10/15/22	1,200	1,245
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	4,200	4,432
	Pacific Gas and Electric Co.	1.750%	6/16/22	20,000	20,047
	PacifiCorp	3.850%	6/15/21	6,773	6,917
	PECO Energy Co.	1.700%	9/15/21	2,295	2,324
	PECO Energy Co.	2.375%	9/15/22	3,595	3,721
	Progress Energy Inc.	4.400%	1/15/21	27,865	28,075
	Public Service Electric & Gas Co.	1.900%	3/15/21	10,000	10,086
	Public Service Electric & Gas Co.	2.375%	5/15/23	1,770	1,854
	Puget Energy Inc.	6.000%	9/1/21	7,829	8,220
					452,149
Total Corporate Bonds (Cost $5,632,902)					5,677,461

18

Ultra-Short-Term Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Sovereign Bonds (8.7%)
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	40,738	44,919
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	10,000	10,703
	CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	15,000	15,374
	Corp Andina de Fomento	2.375%	5/12/23	10,000	10,228
	Corp Nacional del Cobre de Chile	3.750%	11/4/20	1,000	1,005
	Corp. Andina de Fomento	3.250%	2/11/22	26,585	27,282
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,000	4,158
[2]	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	53,022	53,287
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	11,146	11,720
	Emirate of Abu Dhabi	2.125%	9/30/24	33,185	34,712
	Empresa Nacional del Petroleo	4.750%	12/6/21	16,238	16,818
	Export-Import Bank of India	3.125%	7/20/21	3,235	3,267
	Kingdom of Saudi Arabia	2.375%	10/26/21	34,000	34,613
[3]	Korea Development Bank, 3M USD LIBOR + 0.550%	0.868%	3/12/21	10,000	10,000
[3]	Korea Development Bank, 3M USD LIBOR + 0.675%	0.991%	9/19/20	10,325	10,325
[8]	Korea Monetary Stabilization Bond	0.000%	10/27/20	50,000,000	41,922
[8]	Korea Monetary Stabilization Bond	0.000%	1/19/21	100,000,000	83,732
	KSA Sukuk Ltd.	2.894%	4/20/22	3,000	3,097
	Pertamina Persero PT	5.250%	5/23/21	1,930	1,990
	Pertamina Persero PT	4.875%	5/3/22	26,552	28,245
	Perusahaan Listrik Negara PT	5.500%	11/22/21	18,293	19,185
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	3,400	3,447
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	3,700	3,829
	Petrobras Global Finance BV	5.375%	1/27/21	9,834	9,969
	Petrobras Global Finance BV	8.375%	5/23/21	23,914	25,110
	Petronas Capital Ltd.	7.875%	5/22/22	23,118	25,848
	Republic of Chile	3.875%	8/5/20	15,000	15,001
	Republic of Colombia	4.375%	7/12/21	40,843	42,016
[1]	Republic of Colombia	2.625%	3/15/23	30,405	31,238
	Republic of Croatia	6.375%	3/24/21	7,000	7,243
	Republic of Hungary	6.375%	3/29/21	26,000	27,005
	Republic of Hungary	5.375%	2/21/23	22,492	24,879
	Republic of Hungary	5.750%	11/22/23	8,000	9,189
	Republic of Indonesia	3.750%	4/25/22	45,074	46,968
	Republic of Indonesia	2.950%	1/11/23	2,500	2,600
	Republic of Indonesia	5.875%	1/15/24	6,420	7,378
	Republic of Latvia	5.250%	6/16/21	1,500	1,557
[1]	Republic of Panama	4.000%	9/22/24	25,275	27,897
	Republic of Romania	6.750%	2/7/22	21,371	23,082
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	5,700	5,988
	Sinopec Group Overseas Development 2016 Ltd.	2.000%	9/29/21	14,550	14,701
	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	4,801	4,951
	SoQ Sukuk A QSC	3.241%	1/18/23	11,847	12,496
[2]	State Grid Overseas Investment 2016 Ltd.	2.125%	5/18/21	3,880	3,914
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	19,705	20,284
	State of Israel	4.000%	6/30/22	300	319
	State of Kuwait	2.750%	3/20/22	14,866	15,350
	State of Qatar	3.875%	4/23/23	10,000	10,787
	State of Qatar	3.375%	3/14/24	1,000	1,084
	United Mexican States	4.000%	10/2/23	28,500	30,637
	Wakala Global Sukuk Bhd.	4.646%	7/6/21	9,400	9,698
Total Sovereign Bonds (Cost $920,224)					931,047

19

Ultra-Short-Term Bond Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Temporary Cash Investments (9.6%)
Money Market Fund (7.5%)
[9] Vanguard Market Liquidity Fund	0.194%		8,005,953	800,595

U.S. Government and Agency Obligations (2.1%)
[7,10,11] United States Treasury Bill	0.010%	3/25/21	225,000	224,831
Total Temporary Cash Investments (Cost $1,025,294)				1,025,426
Total Investments (100.2%) (Cost $10,644,057)				10,716,847
Other Assets and Liabilities—Net (-0.2%)				(24,567)
Net Assets (100%)				10,692,280

Cost is in $000.

•	See Note A in Notes to Financial Statements. § Security value determined using significant unobservable inputs.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $2,926,415,000, representing 27.4% of net assets.
3	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in Australian dollars.
6	Face amount denominated in British pounds.
7	Securities with a value of $5,406,000 have been segregated as initial margin for open futures contracts.
8	Face amount denominated in Korean won.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10	Securities with a value of $3,827,000 have been segregated as initial margin for open centrally cleared swap contracts.
11	Securities with a value of $2,807,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

LIBOR—London Interbank Offered Rate.

SOFR—Secured Overnight Financing Rate.

20

Ultra-Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	September 2020	2,751		607,928	148

Short Futures Contracts
5-Year U.S. Treasury Note	September 2020	(7,855)		(990,712)	(4,774)
					(4,626)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Citigroup Global Markets Inc.	9/1/2020	JPY	13,000,000	USD	124,469	—	(1,614)
Royal Bank of Canada	8/17/2020	AUD	53	USD	38	—	—
State Street Bank & Trust Co.	9/1/2020	USD	125,661	JPY	13,000,000	2,807	—
Royal Bank of Canada	8/17/2020	USD	75,232	AUD	107,736	—	(1,746)
Barclays Bank plc	1/19/2021	USD	45,777	KRW	55,000,000	—	(437)
Barclays Bank plc	10/27/2020	USD	25,096	KRW	30,000,000	—	(96)
J.P. Morgan Securities LLC	1/19/2021	USD	24,954	KRW	30,000,000	—	(256)
J.P. Morgan Securities LLC	10/27/2020	USD	16,726	KRW	20,000,000	—	(67)
Standard Chartered Bank	1/19/2021	USD	12,482	KRW	15,000,000	—	(122)
Citigroup Global Markets Inc.	8/17/2020	USD	3,774	GBP	2,990	—	(140)
J.P. Morgan Securities LLC	8/17/2020	USD	3,195	AUD	4,565	—	(67)
Bank of Montreal	8/17/2020	USD	2,474	AUD	3,550	—	(63)
State Street Bank & Trust Co.	8/17/2020	USD	2,274	AUD	3,249	—	(48)
						2,807	(4,656)

AUD—Australian dollar.

GBP—British pound.

JPY—Japanese yen.

KRW—Korean won.

USD—U.S. dollar.

At July 31, 2020, a counterparty had deposited in a segregated account securities with a value of $1,589,000 in connection with open forward currency contracts.

21

Ultra-Short-Term Bond Fund

Centrally Cleared Credit Default Swaps
			Periodic
			Premium			Unrealized
			Received			Appreciation
	Termination	Notional Amount	(Paid	)[1]	Value	(Depreciation	)
Reference Entity	Date	(000)	(%	)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S34-V1	6/20/25	USD 114,330	1.000		1,608	2,597

1 Periodic premium received/paid quarterly.

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Paid		Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Received	)	Appreciation	(Depreciation	)
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)		($000)	($000)
Credit Protection Sold/Moody’s Rating
Oriental Republic of Uruguay/Baa2	9/20/20	BOANA	21,650	1.000		23	13		9	—

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Ultra-Short-Term Bond Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,843,565)	9,916,252
Affiliated Issuers (Cost $800,492)	800,595
Total Investments in Securities	10,716,847
Investment in Vanguard	412
Cash	151
Foreign Currency, at Value (Cost $3)	3
Receivables for Investment Securities Sold	22,331
Receivables for Accrued Income	50,146
Receivables for Capital Shares Issued	97,822
Swap Premiums Paid	13
Variation Margin Receivable—Futures Contracts	53
Unrealized Appreciation—Forward Currency Contracts	2,807
Unrealized Appreciation—Over-the-Counter Swap Contracts	9
Total Assets	10,890,594
Liabilities
Payables for Investment Securities Purchased	166,805
Payables for Capital Shares Redeemed	23,432
Payables for Distributions	2,255
Payables to Vanguard	517
Variation Margin Payable—Futures Contracts	614
Variation Margin Payable—Centrally Cleared Swap Contracts	35
Unrealized Depreciation—Forward Currency Contracts	4,656
Total Liabilities	198,314
Net Assets	10,692,280

23

Ultra-Short-Term Bond Fund

Statement of Assets and Liabilities (continued)

At July 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	10,633,802
Total Distributable Earnings (Loss)	58,478
Net Assets	10,692,280

Investor Shares—Net Assets
Applicable to 50,982,607 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	513,306
Net Asset Value Per Share—Investor Shares	$10.07

Admiral Shares—Net Assets
Applicable to 505,446,244 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,178,974
Net Asset Value Per Share—Admiral Shares	$20.14

See accompanying Notes, which are an integral part of the Financial Statements.

24

Ultra-Short-Term Bond Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Interest[1]	75,430
Total Income	75,430
Expenses
The Vanguard Group—Note B
Investment Advisory Services	400
Management and Administrative—Investor Shares	340
Management and Administrative—Admiral Shares	2,832
Marketing and Distribution—Investor Shares	28
Marketing and Distribution—Admiral Shares	236
Custodian Fees	26
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	18
Trustees’ Fees and Expenses	2
Total Expenses	3,888
Net Investment Income	71,542
Realized Net Gain (Loss)
Investment Securities Sold[1]	(16,734)
Futures Contracts	4,080
Swap Contracts	4,653
Forward Currency Contracts	(461)
Foreign Currencies	599
Realized Net Gain (Loss)	(7,863)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	43,319
Futures Contracts	(4,290)
Swap Contracts	2,562
Forward Currency Contracts	(2,475)
Foreign Currencies	4
Change in Unrealized Appreciation (Depreciation)	39,120
Net Increase (Decrease) in Net Assets Resulting from Operations	102,799

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,317,000, ($664,000), and $55,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Ultra-Short-Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	71,542	162,413
Realized Net Gain (Loss)	(7,863)	5,100
Change in Unrealized Appreciation (Depreciation)	39,120	32,610
Net Increase (Decrease) in Net Assets Resulting from Operations	102,799	200,123
Distributions[1]
Investor Shares	(3,747)	(10,116)
Admiral Shares	(69,458)	(154,654)
Total Distributions	(73,205)	(164,770)
Capital Share Transactions
Investor Shares	40,708	160,119
Admiral Shares	3,707,858	1,165,013
Net Increase (Decrease) from Capital Share Transactions	3,748,566	1,325,132
Total Increase (Decrease)	3,778,160	1,360,485
Net Assets
Beginning of Period	6,914,120	5,553,635
End of Period	10,692,280	6,914,120

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Ultra-Short-Term Bond Fund

Financial Highlights

Investor Shares
Six Months						Feb. 10,
	Ended					2015[1] to
For a Share Outstanding	July 31,		Year Ended January 31,			Jan. 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.04	$9.98	$9.97	$10.00	$9.99	$10.00
Investment Operations
Net Investment Income	.094[2]	.252[2]	.227[2]	.154[2]	.106	.054
Net Realized and Unrealized Gain (Loss) on Investments	.030	.065	.003	(.037)	.006	(.010)
Total from Investment Operations	.124	.317	.230	.117	.112	.044
Distributions
Dividends from Net Investment Income	(.094)	(.257)	(.220)	(.145)	(.102)	(.054)
Distributions from Realized Capital Gains	—	—	—	(.002)	—	—
Total Distributions	(.094)	(.257)	(.220)	(.147)	(.102)	(.054)
Net Asset Value, End of Period	$10.07	$10.04	$9.98	$9.97	$10.00	$9.99

Total Return[3]	1.25%	3.21%	2.34%	1.17%	1.13%	0.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$513	$471	$309	$179	$131	$47
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	1.84%	2.53%	2.28%	1.54%	1.11%	0.66%[4]
Portfolio Turnover Rate	48%	70%	61%	70%	81%	24%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Subscription period for the fund was February 10, 2015, to February 23, 2015, during which time all assets were held in money market instruments. Performance measurement began February 24, 2015, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Ultra-Short-Term Bond Fund

Financial Highlights

Admiral Shares
Six Months						Feb. 10,
	Ended					2015[1] to
For a Share Outstanding	July 31,		Year Ended January 31,			Jan. 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.08	$19.96	$19.94	$20.00	$19.98	$20.00
Investment Operations
Net Investment Income	.194[2]	.527[2]	.473[2]	.328[2]	.228	.122
Net Realized and Unrealized Gain (Loss) on Investments	.065	.126	.008	(.077)	.015	(.021)
Total from Investment Operations	.259	.653	.481	.251	.243	.101
Distributions
Dividends from Net Investment Income	(.199)	(.533)	(.461)	(.307)	(.223)	(.121)
Distributions from Realized Capital Gains	—	—	—	(.004)	—	—
Total Distributions	(.199)	(.533)	(.461)	(.311)	(.223)	(.121)
Net Asset Value, End of Period	$20.14	$20.08	$19.96	$19.94	$20.00	$19.98

Total Return[3]	1.30%	3.31%	2.44%	1.26%	1.22%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,179	$6,443	$5,244	$3,474	$2,024	$465
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	1.94%	2.63%	2.38%	1.64%	1.19%	0.74%[4]
Portfolio Turnover Rate	48%	70%	61%	70%	81%	24%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Subscription period for the fund was February 10, 2015, to February 23, 2015, during which time all assets were held in money market instruments. Performance measurement began February 24, 2015, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

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Ultra-Short-Term Bond Fund

Notes to Financial Statements

Vanguard Ultra-Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty

29

Ultra-Short-Term Bond Fund

risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented 16% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended July 31, 2020, the fund’s average investment in forward currency contracts represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.

30

Ultra-Short-Term Bond Fund

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral

31

Ultra-Short-Term Bond Fund

received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

32

Ultra-Short-Term Bond Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $412,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

33

Ultra-Short-Term Bond Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,065,754	17,159	3,082,913
Corporate Bonds	—	5,677,461	—	5,677,461
Sovereign Bonds	—	931,047	—	931,047
Temporary Cash Investments	800,595	224,831	—	1,025,426
Total	800,595	9,899,093	17,159	10,716,847
Derivative Financial Instruments
Assets
Futures Contracts[1]	53	—	—	53
Forward Currency Contracts	—	2,807	—	2,807
Swap Contracts	—	9	—	9
Total	53	2,816	—	2,869
Liabilities
Futures Contracts[1]	614	—	—	614
Forward Currency Contracts	—	4,656	—	4,656
Swap Contracts[1]	35	—	—	35
Total	649	4,656	—	5,305

1 Represents variation margin on the last day of the reporting period.

D.  At July 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
Interest Rate		Exchange	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Swap Premiums Paid	—	—	13	13
Variation Margin Receivable—Futures Contracts	53	—	—	53
Unrealized Appreciation— Forward Currency Contracts	—	2,807	—	2,807
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	9	9
Total Assets	53	2,807	22	2,882

Variation Margin Payable—Futures Contracts	614	—	—	614
Variation Margin Payable— Centrally Cleared Swap Contracts	—	—	35	35
Unrealized Depreciation— Forward Currency Contracts	—	4,656	—	4,656
Total Liabilities	614	4,656	35	5,305

34

Ultra-Short-Term Bond Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2020, were:

		Foreign
Interest Rate		Exchange	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	4,080	—	—	4,080
Swap Contracts	—	—	4,653	4,653
Forward Currency Contracts	—	(461)	—	(461)
Realized Net Gain (Loss) on Derivatives	4,080	(461)	4,653	8,272

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,290)	—	—	(4,290)
Swap Contracts	—	—	2,562	2,562
Forward Currency Contracts	—	(2,475)	—	(2,475)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(4,290)	(2,475)	2,562	(4,203)

E.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	10,642,058
Gross Unrealized Appreciation	84,812
Gross Unrealized Depreciation	(13,879)
Net Unrealized Appreciation (Depreciation)	70,933

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $4,142,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended July 31, 2020, the fund purchased $6,202,413,000 of investment securities and sold $2,768,540,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $54,994,000 and $55,898,000, respectively.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2020, such purchases and sales were $1,211,351,000 and $188,562,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

35

Ultra-Short-Term Bond Fund

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	398,387	39,689	356,647	35,565
Issued in Lieu of Cash Distributions	3,389	338	9,370	935
Redeemed	(361,068)	(35,994)	(205,898)	(20,539)
Net Increase (Decrease)—Investor Shares	40,708	4,033	160,119	15,961
Admiral Shares
Issued	6,777,859	337,717	3,625,221	180,754
Issued in Lieu of Cash Distributions	56,180	2,804	129,020	6,437
Redeemed	(3,126,181)	(155,937)	(2,589,228)	(129,098)
Net Increase (Decrease)—Admiral Shares	3,707,858	184,584	1,165,013	58,093

H.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

36

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ultra-Short-Term Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2015 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

37

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

38

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ultra-Short-Term Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

39

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14922 092020

Semiannual Report | July 31, 2020 Vanguard High-Yield Corporate Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	34

Liquidity Risk Management	36

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
High-Yield Corporate Fund	1/31/2020	7/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,008.25	$1.15
Admiral™ Shares	1,000.00	1,008.75	0.65
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.72	$1.16
Admiral Shares	1,000.00	1,024.22	0.65

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.13% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

High-Yield Corporate Fund

Fund Allocation

As of July 31, 2020

Common Stocks	0.0%
Corporate Bonds - Finance	8.1
Corporate Bonds - Industrial - Basic Industry	4.4
Corporate Bonds - Industrial - Capital Goods	13.2
Corporate Bonds - Industrial -Communication	18.9
Corporate Bonds - Industrial - Consumer Cyclical	12.8
Corporate Bonds - Industrial - Consumer Noncyclical	15.6
Corporate Bonds - Industrial - Energy	9.2
Corporate Bonds - Industrial - Other Industrial	0.4
Corporate Bonds - Industrial - Technology	10.3
Corporate Bonds - Utilities	1.0
Preferred Stocks	0.4
Sovereign Bonds	0.7
U.S. Government and Agency Obligations	5.0

The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

High-Yield Corporate Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.7%)
U.S. Government Securities (4.7%)
†	United States Treasury Note/Bond	1.625%	10/15/20	250,000	250,743
	United States Treasury Note/Bond	2.000%	1/15/21	250,000	252,110
	United States Treasury Note/Bond	2.375%	4/15/21	250,000	253,945
I	United States Treasury Note/Bond	2.625%	7/15/21	250,000	255,860
	United States Treasury Note/Bond	2.875%	10/15/21	250,000	258,202
Total U.S. Government and Agency Obligations (Cost $1,268,484)					1,270,860
Corporate Bonds (88.6%)
Finance (7.6%)
	Banking (2.1%)
1	BNP Paribas SA	6.750%	3/14/66	57,750	59,089
	CIT Group Inc.	4.750%	2/16/24	12,630	13,088
1	Credit Suisse AG	6.250%	12/31/50	163,170	173,695
1	ING Groep NV	6.875%	4/16/66	71,510	74,746
2	Intesa Sanpaolo SPA	5.017%	6/26/24	21,570	22,729
2	Intesa Sanpaolo SPA	5.710%	1/15/26	110,000	119,625
1	UBS Group AG	6.875%	3/22/66	114,390	116,072

	Finance Companies (3.3%)
1,2	AerCap Global Aviation Trust	6.500%	6/15/45	125,050	99,205
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	37,320	37,884
	Aircastle Ltd.	5.000%	4/1/23	33,700	33,321
	Aircastle Ltd.	4.125%	5/1/24	53,980	52,428
2	Avolon Holdings Funding Ltd.	5.250%	5/15/24	50,695	47,273
	CIT Group Inc.	5.000%	8/15/22	68,866	71,190
	CIT Group Inc.	5.000%	8/1/23	45,508	47,385
2	FirstCash Inc.	5.375%	6/1/24	31,845	32,641
2	Freedom Mortgage Corp.	8.250%	4/15/25	40,495	40,343
	Navient Corp.	7.250%	1/25/22	24,240	25,452
	Navient Corp.	6.500%	6/15/22	135,749	141,688
	Navient Corp.	5.500%	1/25/23	31,790	32,585
	Navient Corp.	7.250%	9/25/23	15,065	15,875
	Navient Corp.	6.750%	6/25/25	2,730	2,856
2	Park Aerospace Holdings Ltd.	5.500%	2/15/24	20,000	18,950
	Springleaf Finance Corp.	7.750%	10/1/21	30,107	31,838
	Springleaf Finance Corp.	8.250%	10/1/23	12,466	14,024
	Springleaf Finance Corp.	6.125%	3/15/24	24,420	26,313
	Springleaf Finance Corp.	7.125%	3/15/26	98,626	115,639

4

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Insurance (2.0%)
3,4	Asurion LLC. Bank Loan, 1M USD LIBOR + 3.000%	3.161%	11/3/24	99,313	97,550
	Centene Corp.	4.750%	1/15/25	20,000	20,700
2	Centene Corp.	5.375%	6/1/26	10,000	10,675
	Centene Corp.	4.250%	12/15/27	54,660	58,213
	Centene Corp.	4.625%	12/15/29	27,005	30,111
	Centene Corp.	3.375%	2/15/30	5,490	5,812
	Genworth Holdings Inc.	7.200%	2/15/21	28,015	27,910
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	25,569
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	44,436
	Genworth Holdings Inc.	4.800%	2/15/24	15,900	13,873
	MGIC Investment Corp.	5.750%	8/15/23	23,315	24,306
	Radian Group Inc.	4.500%	10/1/24	73,175	72,809
	Radian Group Inc.	4.875%	3/15/27	36,000	34,920
2	WellCare Health Plans Inc.	5.250%	4/1/25	56,990	59,341
2	WellCare Health Plans Inc.	5.375%	8/15/26	10,000	10,700

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	46,060	45,542
					2,048,401
Industrial (80.1%)
	Basic Industry (4.2%)
	CF Industries Inc.	4.950%	6/1/43	11,026	12,790
	CF Industries Inc.	5.375%	3/15/44	18,771	22,901
	Chemours Co.	6.625%	5/15/23	44,094	44,535
	Chemours Co.	7.000%	5/15/25	88,595	89,924
	Chemours Co.	5.375%	5/15/27	31,740	30,946
	Commercial Metals Co.	4.875%	5/15/23	6,540	6,752
	Commercial Metals Co.	5.750%	4/15/26	45,720	47,549
	Commercial Metals Co.	5.375%	7/15/27	20,685	21,564
2	Constellium NV	5.750%	5/15/24	34,862	35,559
2	Constellium NV	6.625%	3/1/25	68,600	71,001
2	Constellium NV	5.875%	2/15/26	31,780	33,210
2	Constellium SE	5.625%	6/15/28	11,954	12,313
2,5	CTC BondCo GmbH	5.250%	12/15/25	13,800	15,865
	Graphic Packaging International Inc.	4.125%	8/15/24	23,440	24,583
2	Graphic Packaging International LLC	4.750%	7/15/27	7,870	8,490
2	Graphic Packaging International LLC	3.500%	3/15/28	69,910	70,959
2	Novelis Corp.	5.875%	9/30/26	68,673	72,622
2	Novelis Corp.	4.750%	1/30/30	51,958	54,166
2	OCI NV	6.625%	4/15/23	18,672	19,232
2,5	OCI NV	3.125%	11/1/24	31,590	36,613
2	OCI NV	5.250%	11/1/24	67,173	69,272
	Olin Corp.	5.125%	9/15/27	61,215	59,225
	Olin Corp.	5.625%	8/1/29	56,960	54,539
	Olin Corp.	5.000%	2/1/30	35,955	33,079
2,5	SIG Combibloc PurchaseCo Sarl	1.875%	6/18/23	21,400	25,646
2,5	SIG Combibloc PurchaseCo Sarl	2.125%	6/18/25	19,325	23,249
3,4	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 3.000%	3.178%	10/1/25	16,940	16,389
3,4	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 3.000%	3.178%	10/1/25	3,294	3,187

5

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Tronox Finance plc	5.750%	10/1/25	9,105	9,082
2	Tronox Inc.	6.500%	4/15/26	101,408	101,535

	Capital Goods (12.5%)
2	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	57,970	61,303
2	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	28,107	28,915
2	ARD Finance SA	6.500%	6/30/27	18,990	19,370
2	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	6.000%	2/15/25	135,016	141,092
2	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	4.125%	8/15/26	51,375	53,302
2,6	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	4.750%	7/15/27	5,520	7,106
2	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	5.250%	8/15/27	34,795	36,274
2	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	5.250%	8/15/27	80,280	83,290
2	Ashtead Capital Inc.	4.125%	8/15/25	46,175	47,387
2	Ashtead Capital Inc.	5.250%	8/1/26	17,715	18,778
2	Ashtead Capital Inc.	4.375%	8/15/27	46,175	48,080
5	Ball Corp.	4.375%	12/15/23	17,385	22,417
5	Ball Corp.	1.500%	3/15/27	73,205	84,203
2	BBA US Holdings Inc.	4.000%	3/1/28	66,970	63,287
2	Berry Global Escrow Corp.	5.625%	7/15/27	7,055	7,549
2	Berry Global Inc.	4.500%	2/15/26	60,898	62,573
2	Berry Global Inc.	4.875%	7/15/26	53,380	56,533
2	Bombardier Inc.	8.750%	12/1/21	19,410	19,410
2	Bombardier Inc.	5.750%	3/15/22	27,290	25,789
2	Bombardier Inc.	6.125%	1/15/23	96,319	84,279
2	Bombardier Inc.	7.500%	12/1/24	14,540	11,777
2	Bombardier Inc.	7.500%	3/15/25	47,116	37,693
2	Bombardier Inc.	7.875%	4/15/27	92,285	73,367
2	BWX Technologies Inc.	4.125%	6/30/28	28,086	29,350
2	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	5,535	5,694
2	Cemex SAB de CV	6.125%	5/5/25	101,200	103,090
2	Cemex SAB de CV	7.750%	4/16/26	24,265	25,569
2	Clean Harbors Inc.	4.875%	7/15/27	32,416	34,280
2	Clean Harbors Inc.	5.125%	7/15/29	25,851	27,725
	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	1/15/23	61,200	64,566
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	5,254	5,595
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	20,130	21,061
2,5	Crown European Holdings SA	2.875%	2/1/26	51,200	62,419
2	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	129,228
2	Flex Acquisition Co. Inc.	7.875%	7/15/26	6,785	7,056
2	HD Supply Inc.	5.375%	10/15/26	32,511	34,136
2	Herc Holdings Inc.	5.500%	7/15/27	179,337	189,873
2	Jeld-Wen Inc.	4.625%	12/15/25	8,571	8,657
2	Jeld-Wen Inc.	4.875%	12/15/27	2,790	2,849
2	LANXESS AG	6.000%	4/1/24	13,801	14,094

6

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,5	Loxam SAS	4.250%	4/15/24	5,520	6,435
5	Loxam SAS	2.875%	4/15/26	17,480	18,679
5	Loxam SAS	3.750%	7/15/26	9,780	11,099
2	OI European Group BV	4.000%	3/15/23	22,215	22,382
2	Owens-Brockway Glass Container Inc.	5.000%	1/15/22	992	993
2	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	70,800	74,428
2	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	29,319	30,162
2	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	42,000	45,045
2	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	42,690	46,799
2	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	53,805	54,478
2	Sealed Air Corp.	4.000%	12/1/27	16,853	17,359
	Silgan Holdings Inc.	4.750%	3/15/25	4,222	4,291
	Silgan Holdings Inc.	4.125%	2/1/28	6,905	7,078
2,5	Silgan Holdings Inc.	2.250%	6/1/28	43,070	49,893
2	Standard Industries Inc.	4.375%	7/15/30	101,980	110,138
2	Standard Industries Inc.	6.000%	10/15/25	143,050	148,951
2	Standard Industries Inc.	5.000%	2/15/27	23,785	25,272
2	Standard Industries Inc.	4.750%	1/15/28	26,914	28,663
	TransDigm Inc.	6.500%	7/15/24	144,895	144,895
	TransDigm Inc.	6.500%	5/15/25	44,030	43,480
2	TransDigm Inc.	6.250%	3/15/26	20,000	21,100
2,5	Trivium Packaging Finance BV	3.750%	8/15/26	6,095	7,160
2	Trivium Packaging Finance BV	5.500%	8/15/26	42,172	44,597
	United Rentals North America Inc.	4.625%	10/15/25	52,360	53,865
	United Rentals North America Inc.	5.875%	9/15/26	62,210	66,409
	United Rentals North America Inc.	6.500%	12/15/26	55,080	61,139
	United Rentals North America Inc.	5.500%	5/15/27	76,330	82,150
	United Rentals North America Inc.	3.875%	11/15/27	21,920	23,016
	United Rentals North America Inc.	4.875%	1/15/28	60,445	64,903
	United Rentals North America Inc.	5.250%	1/15/30	24,410	26,729
	United Rentals North America Inc.	4.000%	7/15/30	59,240	61,165
	United Rentals North America Inc.	3.875%	2/15/31	46,130	46,130
2,5	Vertical Holdco GmbH	6.625%	7/15/28	6,200	7,337
2	Vertical Holdco GmbH	7.625%	7/15/28	2,330	2,446
2	Vertical US Newco Inc.	5.250%	7/15/27	23,765	24,983

	Communication (17.8%)
2,5	Altice Financing SA	2.250%	1/15/25	17,140	19,315
2	Altice Financing SA	7.500%	5/15/26	25,000	26,813
2,5	Altice Financing SA	3.000%	1/15/28	42,930	47,278
2	Altice Financing SA	5.000%	1/15/28	60,560	62,074
2,5	Altice France SA	2.125%	2/15/25	11,415	12,842
2	Altice France SA	7.375%	5/1/26	176,140	187,369
2	Altice France SA	8.125%	2/1/27	600	669
2	Altice France SA	5.500%	1/15/28	6,310	6,641
	Belo Corp.	7.750%	6/1/27	29,475	32,975
	Belo Corp.	7.250%	9/15/27	24,707	27,054
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	5/1/25	77,205	79,521
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	2/15/26	47,140	49,261

7

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	54,990	57,877
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	8,737	9,261
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.875%	5/1/27	24,255	25,650
2	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	34,125	36,087
2	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	49,535	52,259
2	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	68,465	71,375
2	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	97,158	102,259
	CenturyLink Inc.	5.800%	3/15/22	5,107	5,362
	CenturyLink Inc.	6.750%	12/1/23	23,920	26,521
	CenturyLink Inc.	7.500%	4/1/24	17,708	20,010
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	4,215	5,895
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	31,500	39,851
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	20,000	24,465
2	Clear Channel Worldwide Holdings Inc.	5.125%	8/15/27	5,208	5,104
	CSC Holdings LLC	6.750%	11/15/21	44,262	46,918
	CSC Holdings LLC	5.875%	9/15/22	6,058	6,512
2	CSC Holdings LLC	5.500%	5/15/26	142,685	149,463
2	CSC Holdings LLC	5.500%	4/15/27	82,015	87,961
2	CSC Holdings LLC	6.500%	2/1/29	35,323	40,445
2	CSC Holdings LLC	4.125%	12/1/30	123,794	130,293
	DISH DBS Corp.	6.750%	6/1/21	149,820	154,876
	DISH DBS Corp.	5.875%	7/15/22	105,934	111,496
	DISH DBS Corp.	5.000%	3/15/23	48,242	50,172
	DISH DBS Corp.	5.875%	11/15/24	87,950	91,908
	DISH DBS Corp.	7.750%	7/1/26	121,605	136,502
2	DISH Network Corp.	7.375%	7/1/28	88,115	93,182
2	Dolya Holdco 18 DAC	5.000%	7/15/28	38,325	39,903
	Embarq Corp.	7.995%	6/1/36	23,035	27,181
2	Frontier Communications Corp.	8.000%	4/1/27	21,508	22,207
2	Gray Escrow Inc.	7.000%	5/15/27	37,515	40,985
2	Gray Television Inc.	5.125%	10/15/24	77,032	79,150
2	Gray Television Inc.	5.875%	7/15/26	60,725	62,850
2	iHeartCommunications Inc.	4.750%	1/15/28	48,770	48,039
2	Lamar Media Corp.	3.750%	2/15/28	31,890	32,089
2	Lamar Media Corp.	4.000%	2/15/30	44,055	44,496
	Level 3 Financing Inc.	5.625%	2/1/23	4,653	4,671
	Level 3 Financing Inc.	5.125%	5/1/23	26,380	26,479
2	Netflix Inc.	3.625%	6/15/25	22,115	23,442
	Netflix Inc.	4.375%	11/15/26	1,455	1,615
	Netflix Inc.	5.875%	11/15/28	4,860	6,039
	Nokia Oyj	4.375%	6/12/27	49,355	52,748
2	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	18,291	17,880

8

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	67,178	62,812
	Quebecor Media Inc.	5.750%	1/15/23	103,907	112,479
2	Sinclair Television Group Inc.	5.625%	8/1/24	15,715	15,912
2	Sinclair Television Group Inc.	5.875%	3/15/26	28,795	28,939
2	Sirius XM Radio Inc.	4.625%	7/15/24	55,185	58,082
2	Sirius XM Radio Inc.	5.375%	7/15/26	13,845	14,624
2	Sirius XM Radio Inc.	4.125%	7/1/30	77,495	81,564
	Sprint Capital Corp.	6.875%	11/15/28	24,215	31,358
	Sprint Capital Corp.	8.750%	3/15/32	13,969	21,442
	Sprint Communications Inc.	6.000%	11/15/22	3,000	3,236
	Sprint Corp.	7.250%	9/15/21	5,000	5,281
	Sprint Corp.	7.875%	9/15/23	271,614	315,072
	Sprint Corp.	7.125%	6/15/24	70,886	82,582
	Sprint Corp.	7.625%	2/15/25	53,661	65,198
	T-Mobile USA Inc.	6.000%	4/15/24	7,553	7,723
	T-Mobile USA Inc.	5.125%	4/15/25	22,338	22,924
	T-Mobile USA Inc.	6.500%	1/15/26	6,000	6,315
	T-Mobile USA Inc.	4.500%	2/1/26	14,640	15,061
	T-Mobile USA Inc.	5.375%	4/15/27	98,340	106,453
	Telecom Italia Capital SA	6.375%	11/15/33	12,326	15,022
	Telecom Italia Capital SA	6.000%	9/30/34	33,530	40,278
	Telecom Italia Capital SA	7.721%	6/4/38	37,725	50,976
2	Telecom Italia SPA	5.303%	5/30/24	6,555	7,170
2	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	129,600	137,506
	Time Warner Cable LLC	5.500%	9/1/41	20,846	26,169
2	UPC Holding BV	5.500%	1/15/28	60,000	60,825
1	Viacom Inc.	5.875%	2/28/57	82,651	85,957
1	Viacom Inc.	6.250%	2/28/57	33,146	36,792
	Videotron Ltd.	5.000%	7/15/22	90,178	94,462
2	Videotron Ltd.	5.375%	6/15/24	12,673	13,750
2	Videotron Ltd.	5.125%	4/15/27	1,500	1,588
2	Virgin Media Secured Finance plc	5.500%	8/15/26	32,022	33,863
2	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	47,013
2	Virgin Media Secured Finance plc	4.500%	8/15/30	42,595	45,257
2,6	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	38,910	51,662
2	VTR Finance NV	6.375%	7/15/28	9,055	9,587
2	WMG Acquisition Corp.	5.500%	4/15/26	90,226	93,948
2,5	WMG Acquisition Corp.	3.625%	10/15/26	7,030	8,567
2,5	WMG Acquisition Corp.	2.750%	7/15/28	18,490	22,257
2	WMG Acquisition Corp.	3.875%	7/15/30	68,205	72,809
2	Ziggo BV	5.500%	1/15/27	45,254	47,573
2	Ziggo BV	4.875%	1/15/30	63,005	66,313

	Consumer Cyclical (12.1%)
2	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	134,134	136,817
2	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	125,640	128,781
	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	48,119	49,803
2	Adient Global Holdings Ltd.	4.875%	8/15/26	29,277	27,301
2	Adient US LLC	7.000%	5/15/26	17,845	19,228
2	Asbury Automotive Group Inc.	4.500%	3/1/28	1,224	1,252
2	Asbury Automotive Group Inc.	4.750%	3/1/30	4,147	4,261
3,4	Bass Pro Group, LLC. Bank Loan, 3M USD LIBOR + 5.000%	6.072%	12/15/23	62,576	62,233

9

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Boyd Gaming Corp.	6.000%	8/15/26	5,345	5,412
2	Boyd Gaming Corp.	4.750%	12/1/27	128,570	123,427
	Cedar Fair LP	5.250%	7/15/29	55,656	52,734
	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	27,005	26,195
	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	15,675	15,283
2	Colt Merger Sub Inc.	5.750%	7/1/25	21,605	22,496
2	Colt Merger Sub Inc.	6.250%	7/1/25	64,450	67,511
2	Colt Merger Sub Inc.	8.125%	7/1/27	64,390	65,195
2	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	167,363	150,627
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	5,000	5,401
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	55,075	61,629
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	41,865	46,619
	Goodyear Tire & Rubber Co.	5.125%	11/15/23	8,000	8,010
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	11,102	11,074
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	13,803	13,630
2	Hanesbrands Inc.	4.625%	5/15/24	16,770	17,734
2	Hanesbrands Inc.	5.375%	5/15/25	23,690	25,467
2	Hanesbrands Inc.	4.875%	5/15/26	83,594	91,326
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	67,921	68,600
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	76,650	78,950
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.625%	4/1/25	88,770	90,213
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.875%	4/1/27	29,444	30,585
2	Jacobs Entertainment Inc.	7.875%	2/1/24	26,555	24,099
2	KAR Auction Services Inc.	5.125%	6/1/25	79,923	80,323
	KB Home	7.000%	12/15/21	7,325	7,673
	KB Home	7.500%	9/15/22	6,935	7,602
	KB Home	7.625%	5/15/23	41,775	45,953
	KB Home	4.800%	11/15/29	14,585	15,168
2	KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC	5.000%	6/1/24	64,095	65,697
2	KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC	5.250%	6/1/26	29,156	30,468
2	KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC	4.750%	6/1/27	32,810	34,861
2	L Brands Inc.	6.875%	7/1/25	8,005	8,625
	Lennar Corp.	4.125%	1/15/22	27,575	28,264
	Lennar Corp.	4.875%	12/15/23	21,825	23,626
	Lennar Corp.	4.500%	4/30/24	112,404	120,834
	Lennar Corp.	5.875%	11/15/24	4,860	5,498
	Lennar Corp.	5.250%	6/1/26	9,460	10,595
	Lennar Corp.	5.000%	6/15/27	42,955	48,324
	Lennar Corp.	4.750%	11/29/27	34,610	39,758
2,5	LHMC Finco Sarl	6.250%	12/20/23	46,210	50,191
2	LHMC Finco Sarl	7.875%	12/20/23	66,800	62,291
2	Lithia Motors Inc.	5.250%	8/1/25	5,708	5,936
2	Lithia Motors Inc.	4.625%	12/15/27	66,275	70,086
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	5,000	5,400
	MGM Resorts International	6.000%	3/15/23	12,554	13,088

10

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	MGM Resorts International	5.750%	6/15/25	32,801	33,785
2	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	6.250%	5/15/26	31,932	34,167
2	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	26,491	27,782
3,4	Panther BF Aggregator Bank Loan, 3M USD LIBOR + 3.500%	3.667%	4/30/26	25,681	25,033
2	Party City Holdings Inc.	6.125%	8/15/23	6,000	960
2	PetSmart Inc.	5.875%	6/1/25	66,510	68,339
	PulteGroup Inc.	5.500%	3/1/26	64,565	73,927
	PulteGroup Inc.	5.000%	1/15/27	4,315	4,898
2	PVH Corp.	4.625%	7/10/25	30,385	31,119
	Service Corp. International	4.625%	12/15/27	27,935	29,751
	Service Corp. International	5.125%	6/1/29	44,190	48,719
2	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	20,000	18,150
2	Taylor Morrison Communities Inc.	5.125%	8/1/30	13,315	14,547
	Toll Brothers Finance Corp.	5.875%	2/15/22	2,325	2,430
	Toll Brothers Finance Corp.	4.375%	4/15/23	10,000	10,463
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	10,507
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	76,384
	Toll Brothers Finance Corp.	3.800%	11/1/29	61,775	64,108
	Under Armour Inc.	3.250%	6/15/26	66,860	62,347
2	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	54,048	55,669
2	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	15,724	15,763
2	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	28,225	29,495
2	William Carter Co.	5.500%	5/15/25	8,030	8,472
2	William Carter Co.	5.625%	3/15/27	7,095	7,556
2	William Lyon Homes Inc.	5.875%	1/31/25	9,367	9,648
2	WW International Inc.	8.625%	12/1/25	25,760	27,112
2	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	112,871	106,099
2	Yum! Brands Inc.	4.750%	1/15/30	33,270	36,015
2	Yum! Brands Inc.	7.750%	4/1/25	5,165	5,720

	Consumer Noncyclical (14.7%)
2	Acadia Healthcare Co. Inc.	5.500%	7/1/28	17,005	18,068
2	Aramark Services Inc.	5.000%	4/1/25	54,020	55,708
	Aramark Services Inc.	4.750%	6/1/26	48,420	48,299
2	Aramark Services Inc.	5.000%	2/1/28	104,545	105,198
2	Avantor Funding Inc.	4.625%	7/15/28	49,390	52,230
2	Avantor Inc.	6.000%	10/1/24	29,860	31,428
	B&G Foods Inc.	5.250%	4/1/25	60,337	63,052
	B&G Foods Inc.	5.250%	9/15/27	44,965	47,663
2	Bausch Health Americas Inc.	9.250%	4/1/26	17,325	19,491
2	Bausch Health Cos. Inc.	7.000%	3/15/24	3,000	3,113
2	Bausch Health Cos. Inc.	5.500%	11/1/25	51,675	53,484
2	Bausch Health Cos. Inc.	7.000%	1/15/28	18,060	19,685
2	Bausch Health Cos. Inc.	5.000%	1/30/28	43,125	43,341
2	Bausch Health Cos. Inc.	7.250%	5/30/29	1,940	2,144
2	Bausch Health Cos. Inc.	5.250%	1/30/30	65,205	66,591
2	Catalent Pharma Solutions Inc.	5.000%	7/15/27	21,270	22,599
2,5	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	51,485

11

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.	5.750%	3/1/25	111,020	113,518
2	Charles River Laboratories International Inc.	5.500%	4/1/26	19,978	21,102
2	Charles River Laboratories International Inc.	4.250%	5/1/28	17,614	18,649
	CHS/Community Health Systems Inc.	6.250%	3/31/23	122,145	123,366
2,5	Darling Global Finance BV	3.625%	5/15/26	12,945	15,573
2	Darling Ingredients Inc.	5.250%	4/15/27	10,305	10,962
2,5	Diamond BC BV	5.625%	8/15/25	102,750	116,624
2	Endo Dac / Endo Finance LLC / Endo Finco Inc.	9.500%	7/31/27	55,412	59,776
2	Endo Dac / Endo Finance LLC / Endo Finco Inc.	6.000%	6/30/28	75,870	57,851
2	Energizer Holdings Inc.	6.375%	7/15/26	22,455	23,971
2	Energizer Holdings Inc.	4.750%	6/15/28	42,462	45,540
3,4	Froneri Intenational Limited Bank Loan, 1M USD LIBOR + 2.250%	2.411%	1/29/27	9,668	9,269
3,4	Froneri Intenational Limited Bank Loan, 1M USD LIBOR + 2.250%	2.411%	1/29/27	21,247	20,370
3,4	Froneri International Limited Bank Loan, 1M USD LIBOR + 5.750%	5.911%	1/31/28	9,391	9,062
2,5	Grifols SA	1.625%	2/15/25	27,965	32,255
2,5	Grifols SA	2.250%	11/15/27	42,955	50,046
	HCA Inc.	5.875%	5/1/23	35,722	39,294
	HCA Inc.	5.375%	2/1/25	11,655	13,083
	HCA Inc.	7.690%	6/15/25	4,510	5,288
	HCA Inc.	5.875%	2/15/26	110,595	128,567
	HCA Inc.	5.625%	9/1/28	12,585	15,039
	HCA Inc.	5.875%	2/1/29	39,095	47,598
	HCA Inc.	3.500%	9/1/30	198,570	208,498
2	Hill-Rom Holdings Inc.	4.375%	9/15/27	6,785	7,158
2	IQVIA Inc.	5.000%	5/15/27	83,792	89,238
2,5	IQVIA Inc.	2.250%	1/15/28	41,670	48,468
2,5	IQVIA Inc.	2.875%	6/15/28	61,595	74,041
2	Jaguar Holding Co. II / Pharmaceutical Product Development LLC	5.000%	6/15/28	15,565	16,577
	Kraft Heinz Foods Co.	4.625%	1/30/29	4,180	4,761
2	Kraft Heinz Foods Co.	3.750%	4/1/30	35,725	38,780
2	Kraft Heinz Foods Co.	4.250%	3/1/31	40,000	44,115
	Kraft Heinz Foods Co.	5.200%	7/15/45	105,325	120,128
2	Kraft Heinz Foods Co.	4.875%	10/1/49	35,730	39,029
2	Lamb Weston Holdings Inc.	4.875%	5/15/28	6,090	6,745
3,4	Lands’ End, Inc. Bank Loan, 3M USD LIBOR + 3.250%	4.250%	3/12/21	61,444	56,579
2	Mattel Inc.	6.750%	12/ 31/25	12,530	13,313
2	Mattel Inc.	5.875%	12/15/27	54,943	59,201
2	MPH Acquisition Holdings LLC	7.125%	6/1/24	53,485	54,822
2	Par Pharmaceutical Inc.	7.500%	4/1/27	24,913	26,470
2	Performance Food Group Inc.	6.875%	5/1/25	6,645	7,110
2	Performance Food Group Inc.	5.500%	10/15/27	83,056	85,755
2	Polaris Intermediate Corp.	8.500%	12/1/22	82,880	84,330
2	Post Holdings Inc.	5.000%	8/15/26	117,433	122,864
2	Post Holdings Inc.	5.750%	3/1/27	27,091	28,852
2	Post Holdings Inc.	5.625%	1/15/28	90,650	98,469
2	Post Holdings Inc.	5.500%	12/15/29	16,000	17,560

12

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Post Holdings Inc.	4.625%	4/15/30	69,934	73,606
2,5	Q-Park Holding I BV	1.500%	3/1/25	27,380	29,942
2,5	Q-Park Holding I BV	2.000%	3/1/27	35,245	38,370
2	Quintiles IMS Inc.	5.000%	10/15/26	46,310	48,625
3,4	Revlon Consumer Products Corp. Bank Loan, 1M USD LIBOR + 3.500%	4.250%	9/7/23	25,646	6,326
2	Teleflex Inc.	4.250%	6/1/28	14,540	15,576
	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,877
2	Tenet Healthcare Corp.	4.625%	9/1/24	11,060	11,475
2	Tenet Healthcare Corp.	7.500%	4/1/25	13,440	14,834
2	Tenet Healthcare Corp.	4.875%	1/1/26	8,930	9,332
2	Tenet Healthcare Corp.	4.625%	6/15/28	8,020	8,421
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	13,080	12,949
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	12,645	13,119
	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	10,000	9,937
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	94,130	86,247
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	109,990	121,264
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	19,190	16,311
2	TreeHouse Foods Inc.	6.000%	2/15/24	60,000	61,800
2	Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	26,760	29,637
2	Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	48,400	53,966
2	VRX Escrow Corp.	6.125%	4/15/25	154,710	159,545
2	West Street Merger Sub Inc.	6.375%	9/1/25	78,045	79,216

	Energy (8.7%)
	AmeriGas Finance LLC / AmeriGas Finance Corp.	5.625%	5/20/24	46,910	50,194
	AmeriGas Finance LLC / AmeriGas Finance Corp.	5.875%	8/20/26	46,910	51,777
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	21,659	23,392
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	54,170	59,316
	Apache Corp.	5.100%	9/1/40	37,550	36,517
	Apache Corp.	5.250%	2/1/42	16,724	15,992
	Apache Corp.	4.750%	4/15/43	48,945	46,498
	Apache Corp.	4.250%	1/15/44	23,927	21,415
	Apache Corp.	5.350%	7/1/49	47,762	45,971
2	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.125%	11/15/22	39,736	39,438
2	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	24,310	21,332
2	Buckeye Partners LP	4.125%	3/1/25	30,350	30,578
2	Buckeye Partners LP	4.500%	3/1/28	61,806	61,420
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	26,612	30,704
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	39,084	44,556
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	36,885	41,606
	Cheniere Energy Partners LP	4.500%	10/1/29	38,654	40,780
¤,2	Chesapeake Energy Corp.	11.500%	1/1/25	34,500	3,105
	Continental Resources Inc.	5.000%	9/15/22	71,180	71,180

13

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Continental Resources Inc.	4.375%	1/15/28	54,925	51,218
	Continental Resources Inc.	4.900%	6/1/44	82,859	70,430
2	DCP Midstream Operating LP	4.750%	9/30/21	26,924	27,328
	DCP Midstream Operating LP	4.950%	4/1/22	38,299	38,873
	DCP Midstream Operating LP	3.875%	3/15/23	31,988	32,068
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	23,231
	EnLink Midstream Partners LP	5.050%	4/1/45	30,827	16,878
	EQM Midstream Partners LP	4.750%	7/15/23	32,575	32,982
	EQM Midstream Partners LP	4.000%	8/1/24	13,880	13,741
2	EQM Midstream Partners LP	6.000%	7/1/25	52,292	55,168
2	EQM Midstream Partners LP	6.500%	7/1/27	47,615	52,496
	EQM Midstream Partners LP	5.500%	7/15/28	15,541	16,007
	EQT Corp.	3.000%	10/1/22	13,375	13,225
	EQT Corp.	7.875%	2/1/25	4,855	5,340
	EQT Corp.	3.900%	10/1/27	4,925	4,623
	EQT Corp.	7.000%	2/1/30	23,887	27,351
	Matador Resources Co.	5.875%	9/15/26	60,090	45,668
2	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	42,585	43,703
2	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	6,810	6,963
2	Parsley Energy LLC / Parsley Finance Corp.	4.125%	2/15/28	14,630	14,557
	QEP Resources Inc.	5.375%	10/1/22	42,485	33,988
	QEP Resources Inc.	5.250%	5/1/23	37,925	26,168
2	Rockies Express Pipeline LLC	7.500%	7/15/38	38,048	38,809
2	Rockies Express Pipeline LLC	6.875%	4/15/40	13,880	14,019
	SM Energy Co.	6.125%	11/15/22	26,015	19,381
	SM Energy Co.	5.000%	1/15/24	69,110	39,047
	SM Energy Co.	5.625%	6/1/25	54,040	28,506
	SM Energy Co.	6.750%	9/15/26	17,855	8,927
	SM Energy Co.	6.625%	1/15/27	9,500	4,702
	Sunoco LP / Sunoco Finance Corp.	4.875%	1/15/23	57,680	58,617
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	72,984	74,991
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	70,255	74,119
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	18,335	19,160
2	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	65,577	63,118
2	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	9/15/24	24,498	23,579
2	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	84,770	75,233
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.250%	11/15/23	14,295	14,331
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.125%	2/1/25	10,000	10,250
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375%	2/1/27	5,340	5,514
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	32,470	36,366
1,2	Transocean Guardian Ltd.	5.875%	1/15/24	45,609	40,022
2	Transocean Inc.	7.250%	11/1/25	10,000	4,900
2	Transocean Inc.	8.000%	2/1/27	6,795	3,262
1,2	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	19,520	18,544
1,2	Transocean Pontus Ltd.	6.125%	8/1/25	34,396	32,160
1,2	Transocean Proteus Ltd.	6.250%	12/1/24	22,485	21,023

14

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.	8.750%	4/15/23	62,530	36,267
	Western Midstream Operating LP	5.450%	4/1/44	21,255	19,448
	Western Midstream Operating LP	5.300%	3/1/48	53,203	47,617
	Western Midstream Operating LP	6.250%	2/1/50	44,713	43,931
¤	Whiting Petroleum Corp.	6.625%	1/15/26	106,234	18,591
	WPX Energy Inc.	5.250%	9/15/24	34,122	35,018
	WPX Energy Inc.	5.750%	6/1/26	11,975	12,214

	Other Industrial (0.4%)
2	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	105,790	97,856
3,4	Core & Main LP Bank Loan, 3M USD LIBOR + 3.000%	3.750%	8/1/24	1,641	1,590
3,4	Core & Main LP Bank Loan, 3M USD LIBOR + 3.000%	3.750%	8/1/24	3,646	3,532
3,4	Core & Main LP Bank Loan, 3M USD LIBOR + 3.000%	3.750%	8/1/24	3,957	3,833

	Technology (9.7%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	58,990
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	88,747	92,741
2	BY Crown Parent LLC / BY Bond Finance Inc.	4.250%	1/31/26	15,660	16,032
2	Cardtronics Inc / Cardtronics USA Inc.	5.500%	5/1/25	15,000	15,019
	CDK Global Inc.	5.000%	10/15/24	6,015	6,737
	CDK Global Inc.	5.875%	6/15/26	29,700	31,668
	CDK Global Inc.	4.875%	6/1/27	32,732	34,982
2	CDK Global Inc.	5.250%	5/15/29	26,475	28,990
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	12,007	13,448
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	53,645	56,461
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	31,255	32,427
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	77,724	82,485
2	Dun & Bradstreet Corp.	6.875%	8/15/26	27,734	30,299
3,4	Dun & Bradstreet Corp. Bank Loan, 1M USD LIBOR + 3.750%	3.922%	2/8/26	103,087	102,442
2	Entegris Inc.	4.625%	2/10/26	5,000	5,200
2	Entegris Inc.	4.375%	4/15/28	67,165	69,516
5	Equinix Inc.	2.875%	2/1/26	102,180	122,876
2	Fair Isaac Corp.	4.000%	6/15/28	2,480	2,579
3,4	Grizzly Acquisitions Inc. Bank Loan, 3M USD LIBOR + 3.250%	3.552%	10/1/25	23,285	22,252
2	Iron Mountain Inc.	4.875%	9/15/27	26,970	28,083
2	Iron Mountain Inc.	4.875%	9/15/29	67,770	70,565
2	Microchip Technology Inc.	4.250%	9/1/25	45,630	47,797
2	MSCI Inc.	4.750%	8/1/26	10,330	10,821
2	MSCI Inc.	5.375%	5/15/27	28,181	30,435
2	MSCI Inc.	4.000%	11/15/29	88,330	95,396
2	MSCI Inc.	3.625%	9/1/30	15,765	16,790
2	MSCI Inc.	3.875%	2/15/31	18,910	20,517
	Nokia Oyj	6.625%	5/15/39	125,939	160,572
2	Open Text Corp.	5.875%	6/1/26	87,385	92,628
2	Open Text Corp.	3.875%	2/15/28	91,090	94,734
2	Open Text Corp.	4.125%	2/15/30	97,210	102,314
2	Presidio Holdings Inc.	4.875%	2/1/27	2,000	2,035
2	Presidio Holdings Inc.	8.250%	2/1/28	44,820	46,613

15

High-Yield Corporate Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	PTC Inc.	3.625%	2/15/25	11,460	11,833
2	PTC Inc.	4.000%	2/15/28	15,620	16,401
	Qorvo Inc.	5.500%	7/15/26	92,105	98,322
2	Qorvo Inc.	4.375%	10/15/29	81,508	87,214
2	Sensata Technologies BV	4.875%	10/15/23	10,000	10,550
2	Sensata Technologies BV	5.625%	11/1/24	19,290	20,930
2	Sensata Technologies BV	5.000%	10/1/25	52,750	57,036
2	Sensata Technologies Inc.	4.375%	2/15/30	17,765	19,031
2	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	52,315
3,4	SS&C Technologies Holdings Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.911%	4/16/25	18,608	17,994
3,4	SS&C Technologies Holdings Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.911%	4/16/25	26,485	25,611
3,4	SS&C Technologies Holdings Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.911%	4/16/25	18,689	18,112
2	SS&C Technologies Inc.	5.500%	9/30/27	124,721	134,075
	Symantec Corp.	3.950%	6/15/22	11,455	11,856
2	Symantec Corp.	5.000%	4/15/25	132,140	135,774
2	VTR Comunicaciones SPA	5.125%	1/15/28	15,370	16,138
	Western Digital Corp.	4.750%	2/15/26	99,381	108,077
2	WEX Inc.	4.750%	2/1/23	1,000	1,002
	Xerox Corp.	4.125%	3/15/23	70,356	72,379
	Xerox Corp.	4.800%	3/1/35	29,269	27,549
	Xerox Corp.	6.750%	12/15/39	25,566	27,228
					21,503,997
Utilities (0.9%)
	Electric (0.9%)
	AES Corp.	5.500%	4/15/25	5,475	5,646
	AES Corp.	6.000%	5/15/26	6,940	7,356
	AES Corp.	5.125%	9/1/27	33,610	36,257
2	NextEra Energy Operating Partners LP	4.250%	7/15/24	23,229	24,681
2	NextEra Energy Operating Partners LP	4.250%	9/15/24	38,850	41,375
2	NextEra Energy Operating Partners LP	3.875%	10/15/26	104,720	109,150
2	NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	26,361
					250,826
Total Corporate Bonds (Cost $23,221,264)					23,803,224
Sovereign Bonds (0.7%)
2	DAE Funding LLC	4.000%	8/1/20	5,945	5,901
2	DAE Funding LLC	5.250%	11/15/21	26,185	25,825
2	DAE Funding LLC	4.500%	8/1/22	52,168	51,255
2	DAE Funding LLC	5.750%	11/15/23	2,500	2,450
2	DAE Funding LLC	5.000%	8/1/24	80,610	75,370
2,5	Vertical Midco GmbH	4.375%	7/15/27	8,900	10,523
Total Sovereign Bonds (Cost $180,002)					171,324

16

High-Yield Corporate Fund

					Market
			Maturity		Value•
		Coupon	Date	Shares	($000)
Preferred Stocks (0.4%)
4	GMAC Capital Trust I Pfd., 3M USD LIBOR + 5.785% (Cost $123,777)	6.065%	2/15/40	4,743,200	113,884
Common Stocks (0.0%)
Utilities (0.0%)
§,*	Homer City Generation LP (Cost $41,520)			2,020,431	—

			Face
			Amount
			($000)
Temporary Cash Investments (4.5%)
Repurchase Agreements (3.6%)
Bank of America Securities, LLC (Dated 7/31/2020, Repurchase Value $204,202,000, Federal Home Loan Mortgage Assn. 3.000%–4.500%, 1/1/30–7/1/48, and Federal National Mortgage Assn. 2.500%–5.000%, 4/1/30–7/1/50, with a value of $208,284,000)	0.100%	8/3/20	204,200	204,200
Credit Agricole Securities (USA) Inc. (Dated 7/31/2020, Repurchase Value $259,202,000, collateralized by U.S. Treasury Note/Bond 2.25%, 8/15/46– 8/15/49, with a value of $264,384,000)	0.070%	8/3/20	259,200	259,200
JP Morgan Securities LLC (Dated 7/31/2020, Repurchase Value $365,902,000, collateralized by U.S. Treasury Note/Bond 2.875%, 4/30/25, with a value of $373,218,000)	0.070%	8/3/20	365,900	365,900
RBC Capital Markets LLC (Dated 7/31/2020, Repurchase Value $40,600,000, collateralized by Federal National Mortgage Assn. 2.500%– 4.000%, 4/1/48–6/1/50, with a value of $41,412,000)	0.080%	8/3/20	40,600	40,600
TD Securities (USA) LLC (Dated 7/31/2020, Repurchase Value $97,501,000, collateralized by Federal Home Loan Bank 0.164%–5.500%, 9/11/20–7/15/36, Federal Farm Credit Systemwide Bond 0.170%–3.430%, 10/13/20–10/26/37, Federal Home Loan Mortgage Corp. 0.250%–6.750%, 9/29/20–9/15/29, Federal National Mortgage Assn. 0.250%–7.250%, 11/30/20–3/1/49, and U.S. Treasury Note/Bond 0.150%–0.405%, 10/31/20–1/31/22, with a value of $99,450,000)	0.100%	8/3/20	97,500	97,500
				967,400

17

High-Yield Corporate Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.9%)
United States Treasury Bill	0.053%–0.060%	2/25/21	250,000	249,843
Total Temporary Cash Investments (Cost $1,217,317)				1,217,243
Total Investments (98.9%) (Cost $26,052,364)				26,576,535
Other Assets and Liabilities—Net (1.1%)				288,331
Net Assets (100%)				26,864,866

Cost is in $000

•	See Note A in Notes to Financial Statements.
†	Securities with a value of $42,603,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
‡	Securities with a value of $53,065,000 have been segregated as initial margin for open centrally cleared swap contracts.
¤	Non-income-producing security-security in default.
§	Security value determined using significant unobservable inputs.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $13,450,275,000, representing 50.1% of net assets.
3	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At July 31, 2020, the aggregate value of these securities was $501,364,000, representing 1.9% of net assets.
4	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in euro.
6	Face amount denominated in British pounds.
LIBOR—London Interbank Offered Rate.

18

High-Yield Corporate Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	8/31/20	USD	1,068,075	EUR	913,447	—	(8,658)
Toronto-Dominion Bank	8/28/20	USD	54,049	GBP	42,170	—	(1,160)
BNP Paribas	8/31/20	USD	18,737	EUR	15,970	—	(87)
Goldman Sachs International	8/31/20	USD	3,347	EUR	2,842	—	(3)
						—	(9,908)

EUR—euro.

GBP—British pound.

USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)		(%)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S34-V4	6/20/25	USD	437,998	5.000	11,247	5,634

1 Periodic premium received/paid quarterly.

USD—U.S. dollar.

19

High-Yield Corporate Fund

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
CDX-NA-HY-BB-S33-V1/N/A	6/20/25	GSI	202,430	5.000	18,570	10,990	7,580	—
CDX-NA-HY-BB-S33-V1/N/A	6/20/25	GSI	100,000	5.000	9,174	2,529	6,645	—
CDX-NA-HY-BB-S33-V1/N/A	6/20/25	GSI	55,000	5.000	5,046	2,908	2,138	—
CDX-NA-HY-BB-S33-V1/N/A	6/20/25	GSI	55,000	5.000	5,045	2,844	2,201	—
CDX-NA-HY-BB-S33-V1/N/A	6/20/25	GSI	50,000	5.000	4,587	3,532	1,055	—
CDX-NA-HY-BB-S33-V1/N/A	6/20/25	JPMC	50,000	5.000	4,587	3,833	754	—
					47,009	26,636	20,373	—

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.

At July 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $47,085,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

20

High-Yield Corporate Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $26,052,364)	26,576,535
Investment in Vanguard	1,136
Cash	9,855
Foreign Currency, at Value (Cost $135)	137
Receivables for Investment Securities Sold	12,859
Receivables for Accrued Income	314,314
Receivables for Capital Shares Issued	44,554
Swap Premiums Paid	26,636
Unrealized Appreciation—Over-the-Counter Swap Contracts	20,373
Total Assets	27,006,399
Liabilities
Payables for Investment Securities Purchased	78,648
Payables to Investment Advisor	1,842
Payables for Capital Shares Redeemed	21,959
Payables for Distributions	26,772
Payables to Vanguard	1,481
Variation Margin Payable—Centrally Cleared Swap Contracts	923
Unrealized Depreciation— Forward Currency Contracts	9,908
Total Liabilities	141,533
Net Assets	26,864,866

At July 31, 2020, net assets consisted of:

Paid-in Capital	27,138,418
Total Distributable Earnings (Loss)	(273,552)
Net Assets	26,864,866

Investor Shares—Net Assets
Applicable to 657,612,013 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,838,030
Net Asset Value Per Share—Investor Shares	$5.84

Admiral Shares—Net Assets
Applicable to 3,945,439,004 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,026,836
Net Asset Value Per Share—Admiral Shares	$5.84

See accompanying Notes, which are an integral part of the Financial Statements.

21

High-Yield Corporate Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Dividend	4,550
Interest	601,602
Total Income	606,152
Expenses
Investment Advisory Fees—Note B	3,641
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,320
Management and Administrative—Admiral Shares	9,587
Marketing and Distribution—Investor Shares	218
Marketing and Distribution—Admiral Shares	675
Custodian Fees	69
Shareholders’ Reports—Investor Shares	76
Shareholders’ Reports—Admiral Shares	147
Trustees’ Fees and Expenses	20
Total Expenses	17,753
Net Investment Income	588,399
Realized Net Gain (Loss)
Investment Securities Sold	(339,894)
Swap Contracts	(105,418)
Forward Currency Contracts	(53,356)
Foreign Currencies	1,211
Realized Net Gain (Loss)	(497,457)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(35,650)
Swap Contracts	21,277
Forward Currency Contracts	(5,459)
Foreign Currencies	525
Change in Unrealized Appreciation (Depreciation)	(19,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	71,635

See accompanying Notes, which are an integral part of the Financial Statements.

22

High-Yield Corporate Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	588,399	1,318,973
Realized Net Gain (Loss)	(497,457)	21,996
Change in Unrealized Appreciation (Depreciation)	(19,307)	1,156,288
Net Increase (Decrease) in Net Assets Resulting from Operations	71,635	2,497,257
Distributions[1]
Investor Shares	(91,764)	(204,765)
Admiral Shares	(540,970)	(1,145,812)
Total Distributions	(632,734)	(1,350,577)
Capital Share Transactions
Investor Shares	(162,511)	367,892
Admiral Shares	785,191	2,446,481
Net Increase (Decrease) from Capital Share Transactions	622,680	2,814,373
Total Increase (Decrease)	61,581	3,961,053
Net Assets
Beginning of Period	26,803,285	22,842,232
End of Period	26,864,866	26,803,285

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

23

High-Yield Corporate Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$5.94	$5.67	$5.91	$5.86	$5.46	$5.98
Investment Operations
Net Investment Income	.131[1]	.302[1]	.317[1]	.309[1]	.315	.327
Net Realized and Unrealized Gain (Loss) on Investments	(.090)	.278	(.230)	.048	.404	(.495)
Total from Investment Operations	.041	.580	.087	.357	.719	(.168)
Distributions
Dividends from Net Investment Income	(.141)	(.310)	(.327)	(.307)	(.317)	(.323)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	(.029)
Total Distributions	(.141)	(.310)	(.327)	(.307)	(.319)	(.352)
Net Asset Value, End of Period	$5.84	$5.94	$5.67	$5.91	$5.86	$5.46

Total Return[2]	0.82%	10.45%	1.61%	6.19%	13.43%	-2.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,838	$4,102	$3,557	$4,146	$4,064	$3,604
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.69%	5.16%	5.55%	5.20%	5.48%	5.61%
Portfolio Turnover Rate	26%	28%	21%	27%	26%	34%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

24

High-Yield Corporate Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$5.94	$5.67	$5.91	$5.86	$5.46	$5.98
Investment Operations
Net Investment Income	.134[1]	.308[1]	.323[1]	.314[1]	.320	.333
Net Realized and Unrealized Gain (Loss) on Investments	(.090)	.278	(.230)	.049	.404	(.495)
Total from Investment Operations	.044	.586	.093	.363	.724	(.162)
Distributions
Dividends from Net Investment Income	(.144)	(.316)	(.333)	(.313)	(.322)	(.329)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	(.029)
Total Distributions	(.144)	(.316)	(.333)	(.313)	(.324)	(.358)
Net Asset Value, End of Period	$5.84	$5.94	$5.67	$5.91	$5.86	$5.46

Total Return[2]	0.87%	10.55%	1.71%	6.29%	13.54%	-2.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,027	$22,701	$19,285	$20,721	$17,718	$13,183
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	4.80%	5.26%	5.65%	5.30%	5.58%	5.71%
Portfolio Turnover Rate	26%	28%	21%	27%	26%	34%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

25

High-Yield Corporate Fund

Notes to Financial Statements

Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency

26

High-Yield Corporate Fund

contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

During the six months ended July 31, 2020, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset

27

High-Yield Corporate Fund

(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2020, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.

5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its

28

High-Yield Corporate Fund

counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

29

High-Yield Corporate Fund

9. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2020, the investment advisory fee represented an effective annual rate of 0.03% of the fund’s average net assets.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,136,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

30

High-Yield Corporate Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1		Level 2	Level 3	Total
	($000)		($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—		1,270,860	—	1,270,860
Corporate Bonds	—		23,803,224	—	23,803,224
Sovereign Bonds	—		171,324	—	171,324
Preferred Stocks	—		113,884	—	113,884
Common Stocks	—		—	—	—
Temporary Cash Investments	—		1,217,243	—	1,217,243
Total	—		26,576,535	—	26,576,535
Derivative Financial Instruments
Assets
Swap Contracts	—		20,373	—	20,373
Liabilities
Forward Currency Contracts	—		9,908	—	9,908
Swap Contracts	923	[1]	—	—	923
Total	923		9,908	—	10,831

1 Represents variation margin on the last day of the reporting period.

E.  At July 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Foreign
	Exchange	Credit
	Contracts	Contracts	Total
Statement of Asset and Liabilities Caption	($000)	($000)	($000)
Swap Premiums Paid	—	26,636	26,636
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	20,373	20,373
Total Assets	—	47,009	47,009

Variation Margin Payable—Centrally Cleared Swap Contracts	—	923	923
Unrealized Depreciation—Forward Currency Contracts	9,908	—	9,908
Total Liabilities	9,908	923	10,831

31

High-Yield Corporate Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2020, were:

	Foreign
	Exchange	Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Swap Contracts	—	(105,418)	(105,418)
Forward Currency Contracts	(53,356)	—	(53,356)
Realized Net Gain (Loss) on Derivatives	(53,356)	(105,418)	(158,774)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Swap Contracts	—	21,277	21,277
Forward Currency Contracts	(5,459)	—	(5,459)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(5,459)	21,277	15,818

F.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,053,660
Gross Unrealized Appreciation	1,185,661
Gross Unrealized Depreciation	(620,050)
Net Unrealized Appreciation (Depreciation)	565,611

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $318,989,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G.  During the six months ended July 31, 2020, the fund purchased $5,744,260,000 of investment securities and sold $5,488,867,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $515,521,000 and $250,254,000, respectively.

32

High-Yield Corporate Fund

H.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	720,212	128,331	1,219,185	208,300
Issued in Lieu of Cash Distributions	77,363	13,820	172,894	29,534
Redeemed	(960,086)	(174,879)	(1,024,187)	(174,962)
Net Increase (Decrease)—Investor Shares	(162,511)	(32,728)	367,892	62,872
Admiral Shares
Issued	5,025,808	905,129	5,813,176	993,716
Issued in Lieu of Cash Distributions	390,504	69,739	830,168	141,810
Redeemed	(4,631,121)	(849,875)	(4,196,863)	(717,300)
Net Increase (Decrease)—Admiral Shares	785,191	124,993	2,446,481	418,226

I.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

33

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard High-Yield Corporate Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of an experienced team of fixed income research analysts who conduct detailed credit analysis. The advisor focuses on higher-quality high-yield bonds, as it expects these higher-quality issues to offer a more favorable risk/reward tradeoff over the long-term. The team’s credit analysis seeks to identify companies whose fundamentals are stable or improving and whose securities offer an attractive yield. The firm has managed the High-Yield Corporate Fund since its inception.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

34

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

35

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High-Yield Corporate Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

36

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q292 092020

Semiannual Report | July 31, 2020 Vanguard GNMA Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	23
Liquidity Risk Management	25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended July 31, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
GNMA Fund	1/31/2020	7/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,028.17	$1.06
Admiral™ Shares	1,000.00	1,028.68	0.55
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.82	$1.06
Admiral Shares	1,000.00	1,024.32	0.55

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares and 0.11% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

GNMA Fund

Distribution by Stated Maturity

As of July 31, 2020

0 - 5 Years	0.2%
5 - 10 Years	1.1
10 - 15 Years	3.1
15 - 20 Years	3.5
20 - 25 Years	18.4
Over 25 Years	73.7

The table reflects the fund’s investments, except for short-term investments and derivatives.

3

GNMA Fund

Financial Statements (unaudited)

Schedule of Investments

As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.3%)
U.S. Government Securities (0.1%)
[1,2]	United States Treasury Floating Rate Note,
	US Treasury 3M Bill Money Market Yield +0.045%	0.150%	10/31/20	16,875	16,876

Conventional Mortgage-Backed Securities (90.0%)
[3,4]	Fannie Mae Pool	2.500%	7/1/27–8/1/46	15,345	16,235
[3,4]	Fannie Mae Pool	2.950%	6/1/31	1,925	2,215
[3,4]	Fannie Mae Pool	2.960%	6/1/31	2,454	2,831
[3,4]	Fannie Mae Pool	3.000%	11/1/22–6/1/49	24,637	25,853
[3,4]	Fannie Mae Pool	3.010%	8/1/34	2,045	2,371
[3,4]	Fannie Mae Pool	3.050%	7/1/31	2,000	2,315
[3,4]	Fannie Mae Pool	3.110%	11/1/27–2/1/28	22,873	25,933
[3,4]	Fannie Mae Pool	3.240%	3/1/28	6,151	7,036
[3,4]	Fannie Mae Pool	3.330%	4/1/32	10,818	13,014
[3,4]	Fannie Mae Pool	3.350%	1/1/30	5,002	5,865
[3,4]	Fannie Mae Pool	3.410%	5/1/32	4,100	4,983
[3,4]	Fannie Mae Pool	3.420%	4/1/31	1,430	1,693
[3,4]	Fannie Mae Pool	3.460%	9/1/29	6,579	7,752
[3,4]	Fannie Mae Pool	3.550%	2/1/30	8,875	10,455
[3,4]	Fannie Mae Pool	4.000%	5/1/46–6/1/46	5,433	5,861
[3,4]	Fannie Mae Pool	4.180%	11/1/30	28,634	34,565
[3,4]	Fannie Mae Pool	4.500%	12/1/40–3/1/44	2,175	2,403
[3,4]	Fannie Mae Pool	5.000%	6/1/23–8/1/49	82,281	90,540
[3,4]	Fannie Mae Pool	6.000%	7/1/22	1	1
[3,4]	Fannie Mae Pool	6.500%	2/1/29–5/1/40	1,748	2,036
[3,4]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	27,988	29,725
[3,4]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	50,512	53,351
[3,4]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	4,968	5,414
[3,4]	Freddie Mac Gold Pool	4.500%	4/1/34–2/1/46	48,519	53,562
[3,4]	Freddie Mac Gold Pool	5.000%	12/1/27–8/1/44	31,960	35,664
[3]	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	70,296	74,514
[3]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	819,737	866,015
[3]	Ginnie Mae I Pool	3.250%	8/15/42	20,392	21,836
[3,5]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	655,061	698,109
[3]	Ginnie Mae I Pool	3.750%	10/15/40–8/15/42	173,754	189,696
[3]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	37,141	40,563
[3]	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	846,630	913,125
[3]	Ginnie Mae I Pool	4.500%	4/15/33–1/15/45	449,170	500,074
[3]	Ginnie Mae I Pool	5.000%	1/15/30–8/1/50	392,749	444,289
[3]	Ginnie Mae I Pool	5.500%	9/15/23–9/15/45	307,844	348,743

4

GNMA Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Ginnie Mae I Pool	6.000%	2/15/24–8/1/50	152,853	170,445
[3]	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	112,658	125,695
[3]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	30,521	35,328
[3]	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	15	17
[3]	Ginnie Mae I Pool	7.500%	10/15/31	11,797	13,578
[3]	Ginnie Mae I Pool	8.000%	8/15/31	4,073	4,772
[3]	Ginnie Mae I Pool	8.500%	4/15/21–6/15/28	278	312
[3]	Ginnie Mae I Pool	9.500%	9/15/20–8/15/21	7	7
[3]	Ginnie Mae II Pool	1.500%	4/20/44–6/20/47	973	965
[3,6]	Ginnie Mae II Pool	2.000%	10/20/43–9/1/50	423,330	441,655
[3]	Ginnie Mae II Pool	2.500%	11/20/42–8/20/50	832,136	881,764
[3,6]	Ginnie Mae II Pool	3.000%	4/20/31–8/20/50	7,166,339	7,596,369
[3,5,6,7]	Ginnie Mae II Pool	3.500%	10/20/40–9/1/50	5,813,073	6,164,640
[3]	Ginnie Mae II Pool	4.000%	4/20/39–8/1/50	2,538,730	2,719,987
[3]	Ginnie Mae II Pool	4.500%	12/20/32–8/1/50	1,060,114	1,146,157
[3]	Ginnie Mae II Pool	5.000%	10/20/32–3/20/45	199,725	222,215
[3]	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	22,907	26,289
[3]	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	29,767	34,324
[3]	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	841	1,001
[3]	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	69	77
[3,6]	UMBS Pool	2.500%	8/1/35–8/1/50	9,889	10,396
[3,6]	UMBS Pool	3.500%	8/1/50–9/1/50	71,475	75,371
[3]	UMBS Pool	5.000%	3/1/24–8/1/50	4,556	7,117
					24,217,118

Nonconventional Mortgage-Backed Securities (7.2%)
[1,3,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.373%	8/1/43	5,880	5,921
[3,4]	Fannie Mae Pool	2.786%	9/1/44	8,211	8,504
[3,4]	Fannie Mae REMICS	2.000%	9/25/42	7,378	7,553
[3,4]	Fannie Mae REMICS	2.500%	10/25/42	9,007	9,344
[3,4]	Fannie Mae REMICS	3.000%	6/25/43–10/25/48	96,687	105,056
[3,4]	Fannie Mae REMICS	3.500%	7/25/44–12/25/58	116,687	130,198
[3,4]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	2,995	3,455
[1,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	2.264%	9/1/43	6,136	6,201
[3,4]	Freddie Mac Non Gold Pool	2.675%	10/1/44	16,767	17,379
[1,3,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.675%	2.681%	8/1/43	7,100	7,152
[3,4]	Freddie Mac Non Gold Pool	2.728%	7/1/44	3,620	3,655
[3,4]	Freddie Mac Non Gold Pool	2.832%	10/1/44	7,478	7,752
[3,4]	Freddie Mac Non Gold Pool	2.872%	4/1/44	7,023	7,530
[3,4]	Freddie Mac Non Gold Pool	2.965%	9/1/44	4,615	4,835
[3,4]	Freddie Mac Non Gold Pool	3.063%	10/1/44	10,642	11,173
[3,4]	Freddie Mac REMICS	2.000%	4/15/42	8,194	8,411
[3,4]	Freddie Mac REMICS	3.000%	8/15/42–3/15/48	100,342	113,225
[3,4]	Freddie Mac REMICS	4.000%	11/15/40	10,382	11,851
[3,4]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	8,328	9,704
[3]	Ginnie Mae REMICS	1.650%	11/20/45	101,810	103,437
[3]	Ginnie Mae REMICS	1.750%	10/20/42–7/20/44	22,462	22,992
[3]	Ginnie Mae REMICS	2.000%	1/20/42–10/20/44	50,227	52,314
[3]	Ginnie Mae REMICS	2.250%	3/16/45	13,999	14,845
[3]	Ginnie Mae REMICS	2.350%	5/17/46	27,222	28,127
[3]	Ginnie Mae REMICS	2.375%	4/20/44	5,261	5,438
[3]	Ginnie Mae REMICS	2.500%	12/16/39–1/20/48	204,337	216,069
[3]	Ginnie Mae REMICS	2.650%	11/17/48	13,252	13,935

5

GNMA Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Ginnie Mae REMICS	2.750%	6/16/43	15,874	16,559
[3]	Ginnie Mae REMICS	3.000%	6/20/39–6/20/49	750,174	814,165
[3]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	11,587	14,883
[3]	Ginnie Mae REMICS	3.500%	7/20/43–2/20/49	81,309	95,395
[3]	Ginnie Mae REMICS	3.675%	10/20/48	17,023	20,397
[3]	Ginnie Mae REMICS	3.750%	12/16/39	2,030	2,576
[3]	Ginnie Mae REMICS	4.500%	6/20/39	2,914	3,390
[3]	Ginnie Mae REMICS	5.000%	6/16/37	9,761	11,479
[3]	Ginnie Mae REMICS	5.500%	8/16/36	8,804	10,326
[1,3]	Ginnie Mae REMICS, 1M USD LIBOR + 0.200%	0.387%	2/20/37	2,221	2,191
[3]	Government National Mortgage Assn.	3.000%	4/20/47	9,896	11,088
					1,938,505
Total U.S. Government and Agency Obligations (Cost $25,496,861)					26,172,499

Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
[3,4]	Fannie Mae-Aces	2.885%	6/25/29	70,000	80,034
[3]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	48,625	51,866
[3]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	75,890	80,779
	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	180,990	196,089
[3]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	12,297	13,925
[3]	Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	68,710	71,593

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $475,645)	494,286
Temporary Cash Investments (12.1%)

Shares
Money Market Fund (6.7%)
[8]	Vanguard Market Liquidity Fund	0.194%	18,205,397	1,820,540

			Face
			Amount
			($000)
Repurchase Agreements (5.4%)
Bank of America Securities, LLC (Dated 7/31/20, Repurchase Value $21,000,000, collateralized by Government National Mortgage Assn. 3.00%, 6/20/50, with a value of $21,420,000)	0.100%	8/3/20	21,000	21,000
Barclays Capital Inc. (Dated 7/31/20, Repurchase Value $146,901,000, collateralized by U.S. Treasury Note/Bond 1.125%–1.875%, 9/30/21–2/28/22, with a value of $149,838,000)	0.070%	8/3/20	146,900	146,900

6

GNMA Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citigroup Global Markets Inc. (Dated 7/31/20, Repurchase Value $137,201,000, collateralized by U.S. Treasury Bill 0.000%, 11/5/20–12/3/20, and U.S. Treasury Note/Bond 1.125%, 6/30/21, with a value of $139,944,000)	0.070%	8/3/20	137,200	137,200
Credit Agricole Securities (USA) Inc. (Dated 7/31/20, Repurchase Value $167,001,000, collateralized by U.S. Treasury Note/Bond 0.375%, 7/15/27, with a value of $170,340,000)	0.070%	8/3/20	167,000	167,000
HSBC Bank USA (Dated 7/31/20, Repurchase Value $61,100,000, collateralized by Federal National Mortgage Assn. 3.000%–5.000%, 7/1/35–5/1/50, and Federal Home Loan Mortgage Corp. 3.180%, 9/1/33, with a value of $62,322,000)	0.090%	8/3/20	61,100	61,100
HSBC Bank USA (Dated 7/31/20, Repurchase Value $80,100,000, collateralized by U.S. Treasury Note/Bond 0.125%–0.375%, 7/15/23–7/15/27, with a value of $81,702,000)	0.070%	8/3/20	80,100	80,100
Natixis SA (Dated 7/31/20, Repurchase Value $248,501,000, collateralized by U.S. Treasury Note/Bond 0.125%–5.375%, 10/31/20–5/15/50, with a value of $253,470,000)	0.070%	8/3/20	248,500	248,500
Societe Generale (Dated 7/31/20, Repurchase Value $241,701,000, collateralized by Federal Home Loan Mortgage Corp. 4.000%, 11/1/40, Federal National Mortgage Assn. 2.500%–4.500%, 8/1/48–2/1/57, Government National Mortgage Assn. 3.875%, 4/20/26, U.S. Treasury Bill 0.000%, 9/3/20–12/22/20, and U.S. Treasury Note/Bond 0.125%–8.125%, 8/31/20–11/15/49, with a value of $246,534,000)	0.070%	8/3/20	241,700	241,700
TD Securities (USA) LLC (Dated 7/31/20, Repurchase Value $125,601,000, collateralized by Federal National Mortgage Assn. 2.500%–4.000%, 3/1/49–6/1/50, with a value of $128,112,000)	0.100%	8/3/20	125,600	125,600

7

GNMA Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wells Fargo & Co. (Dated 7/31/20, Repurchase Value $216,202,000, collateralized by U.S. Treasury Note/Bond 1.125%–8.125%, 2/15/21–2/15/50, with a value of $220,524,000)	0.100%	8/3/20	216,200	216,200
Total Repurchase Agreements (Cost $1,445,300)				1,445,300
Total Temporary Cash Investments (Cost $3,265,892)				3,265,840
Total Investments (111.2%) (Cost $29,238,398)				29,932,625
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.0%)
[3,6] UMBS Pool	3.000%	12/1/25–9/1/50	(1,016)	(685)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $2,046)				(685)

				Amount
				($000)
Other Assets and Liabilities—Net (-11.2%)				(3,020,100)
Net Assets (100%)				26,911,840

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
2	Securities with a value of $10,001,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $3,439,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
7	Securities with a value of $34,023,000 have been segregated as initial margin for open futures contracts.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

8

GNMA Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
10-Year U.S. Treasury Note	September 2020	7,072	990,633	6,624
5-Year U.S. Treasury Note	September 2020	678	85,513	286
2-Year U.S. Treasury Note	September 2020	197	43,534	41
				6,951

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2020	(4,344)	(691,782)	(9,579)
30-Year U.S. Treasury Bond	September 2020	(1,403)	(255,741)	(6,182)
				(15,761)
				(8,810)

Centrally Cleared Interest Rate Swaps
			Fixed		Floating
			Interest		Interest
			Rate		Rate			Unrealized
	Future		Received		Received			Appreciation
	Effective	Notional Amount	(Paid	)[1]	(Paid	)[2]	Value	(Depreciation )
Termination Date	Date	($000)	(%	)	(%	)	($000)	($000)
4/30/25	N/A	288,840	(3.000)		0.268		(37,708)	(37,705)

1 Fixed interest payment received/paid semiannually.

2 Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

9

GNMA Fund

Statement of Assets and Liabilities

As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,417,806)	28,112,085
Affiliated Issuers (Cost $1,820,592)	1,820,540
Total Investments in Securities	29,932,625
Investment in Vanguard	1,178
Receivables for Investment Securities Sold	4,615,615
Receivables for Accrued Income	83,246
Receivables for Capital Shares Issued	35,343
Variation Margin Receivable—Futures Contracts	479
Other Assets	1,191
Total Assets	34,669,677
Liabilities
Due to Custodian	2,094
Liability for Sale Commitments, at Value (Proceeds $2,046)	685
Payables for Investment Securities Purchased	7,733,751
Payables to Investment Advisor	629
Payables for Capital Shares Redeemed	13,015
Payables for Distributions	5,624
Payables to Vanguard	1,689
Variation Margin Payable—Futures Contracts	339
Variation Margin Payable—Centrally Cleared Swap Contracts	11
Total Liabilities	7,757,837
Net Assets	26,911,840

10

GNMA Fund

Statement of Assets and Liabilities (continued)

At July 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	26,482,999
Total Distributable Earnings (Loss)	428,841
Net Assets	26,911,840

Investor Shares—Net Assets
Applicable to 705,741,566 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,603,368
Net Asset Value Per Share—Investor Shares	$10.77

Admiral Shares—Net Assets
Applicable to 1,792,204,428 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,308,472
Net Asset Value Per Share—Admiral Shares	$10.77

See accompanying Notes, which are an integral part of the Financial Statements.

11

GNMA Fund

Statement of Operations

Six Months Ended
July 31, 2020
($000)
Investment Income
Income
Interest[1]	280,932
Total Income	280,932
Expenses
Investment Advisory Fees—Note B	1,231
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,690
Management and Administrative—Admiral Shares	8,215
Marketing and Distribution—Investor Shares	337
Marketing and Distribution—Admiral Shares	534
Custodian Fees	255
Shareholders’ Reports—Investor Shares	141
Shareholders’ Reports—Admiral Shares	126
Trustees’ Fees and Expenses	23
Total Expenses	17,552
Net Investment Income	263,380
Realized Net Gain (Loss)
Investment Securities Sold[1]	193,616
Futures Contracts	(47,764)
Swap Contracts	(2,454)
Realized Net Gain (Loss)	143,398
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	301,772
Futures Contracts	4,187
Swap Contracts	(13,264)
Change in Unrealized Appreciation (Depreciation)	292,695
Net Increase (Decrease) in Net Assets Resulting from Operations	699,473

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $2,064,000, $161,000, and ($117,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

12

GNMA Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2020	2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	263,380	642,220
Realized Net Gain (Loss)	143,398	101,445
Change in Unrealized Appreciation (Depreciation)	292,695	492,881
Net Increase (Decrease) in Net Assets Resulting from Operations	699,473	1,236,546
Distributions[1]
Investor Shares	(72,847)	(191,365)
Admiral Shares	(190,851)	(453,286)
Total Distributions	(263,698)	(644,651)
Capital Share Transactions
Investor Shares	115,904	468,661
Admiral Shares	1,638,403	2,240,579
Net Increase (Decrease) from Capital Share Transactions	1,754,307	2,709,240
Total Increase (Decrease)	2,190,082	3,301,135
Net Assets
Beginning of Period	24,721,758	21,420,623
End of Period	26,911,840	24,721,758

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

13

GNMA Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.58	$10.31	$10.32	$10.51	$10.77	$10.88
Investment Operations
Net Investment Income	.107 [1]	.285 [1]	.298[1]	.284 [1]	.236	.249
Net Realized and Unrealized Gain (Loss) on Investments	.191	.272	(.011)	(.193)	(.183)	(.055)
Total from Investment Operations	.298	.557	.287	.091	.053	.194
Distributions
Dividends from Net Investment Income	(.108)	(.287)	(.297)	(.281)	(.237)	(.250)
Distributions from Realized Capital Gains	—	—	—	—	(.076)	(.054)
Total Distributions	(.108)	(.287)	(.297)	(.281)	(.313)	(.304)
Net Asset Value, End of Period	$10.77	$10.58	$10.31	$10.32	$10.51	$10.77

Total Return[2]	2.82%	5.46%	2.85%	0.85%	0.49%	1.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,603	$7,365	$6,715	$7,598	$7,993	$8,483
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.71%	2.93%	2.70%	2.19%	2.33%
Portfolio Turnover Rate[3]	358%	616%	415%	620%	926%	706%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes 90%, 198%, 200%, 156%, 300%, and 219% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

14

GNMA Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	July 31,			Year Ended January 31,
Throughout Each Period	2020	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.58	$10.31	$10.32	$10.51	$10.77	$10.88
Investment Operations
Net Investment Income	.112 [1]	.295 [1]	.309[1]	.294 [1]	.247	.260
Net Realized and Unrealized Gain (Loss) on Investments	.191	.272	(.012)	(.192)	(.183)	(.055)
Total from Investment Operations	.303	.567	.297	.102	.064	.205
Distributions
Dividends from Net Investment Income	(.113)	(.297)	(.307)	(.292)	(.248)	(.261)
Distributions from Realized Capital Gains	—	—	—	—	(.076)	(.054)
Total Distributions	(.113)	(.297)	(.307)	(.292)	(.324)	(.315)
Net Asset Value, End of Period	$10.77	$10.58	$10.31	$10.32	$10.51	$10.77

Total Return[2]	2.87%	5.57%	2.95%	0.95%	0.59%	1.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,308	$17,356	$14,706	$16,491	$17,613	$17,419
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.81%	3.03%	2.80%	2.29%	2.43%
Portfolio Turnover Rate[3]	358%	616%	415%	620%	926%	706%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Includes 90%, 198%, 200%, 156%, 300%, and 219% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

15

GNMA Fund

Notes to Financial Statements

Vanguard GNMA Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts each represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.

16

GNMA Fund

3. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2020, the average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

17

GNMA Fund

4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At July 31, 2020, counterparties had deposited in segregated accounts securities with a value of $2,000 and cash of $3,259,000 in connection with TBA transactions.

5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

6. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

18

GNMA Fund

7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

8. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

19

GNMA Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2020, the investment advisory fee represented an effective annual rate of 0.01% of the fund’s average net assets.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,178,000, representing less than 0.01% of the fund’s net assets and 0.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

20

GNMA Fund

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	26,172,499	—	26,172,499
Asset-Backed/Commercial Mortgage-Backed Securities	—	494,286	—	494,286
Temporary Cash Investments	1,820,540	1,445,300	—	3,265,840
Total	1,820,540	28,112,805	—	29,932,625
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	685	—	685
Derivative Financial Instruments
Assets
Futures Contracts[1]	479	—	—	479
Liabilities
Futures Contracts[1]	339	—	—	339
Swap Contracts[1]	11	—	—	11
Total	350	—	—	350

1 Represents variation margin on the last day of the reporting period.

E.  As of July 31, 2020, gross unrealized appreciation and depreciation for investments, derivatives, and sales commitments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	29,237,599
Gross Unrealized Appreciation	759,998
Gross Unrealized Depreciation	(112,172)
Net Unrealized Appreciation (Depreciation)	647,826

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $371,581,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

21

GNMA Fund

F.  During the six months ended July 31, 2020, the fund purchased $92,243,270,000 of investment securities and sold $90,558,329,000 of investment securities, other than temporary cash investments.

G.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2020		January 31, 2020
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,395,124	129,384	1,385,931	132,246
Issued in Lieu of Cash Distributions	68,153	6,322	179,799	17,154
Redeemed	(1,347,373)	(126,141)	(1,097,069)	(104,806)
Net Increase (Decrease)—Investor Shares	115,904	9,565	468,661	44,594
Admiral Shares
Issued	3,651,123	339,507	4,178,456	398,611
Issued in Lieu of Cash Distributions	149,382	13,855	357,545	34,102
Redeemed	(2,162,102)	(201,656)	(2,295,422)	(219,202)
Net Increase (Decrease)—Admiral Shares	1,638,403	151,706	2,240,579	213,511

H.  Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.

22

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard GNMA Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is backed by a team of experienced analysts who help inform his strategic perspective and conduct statistical and cash-flow analysis. The team leverages its deep knowledge of the mortgage industry to analyze the relative value of various GNMA bonds and construct a portfolio with lower prepayment and extension risk than the benchmark, but with similar interest rate risk. Wellington Management has advised the GNMA Fund since its inception in 1980.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

23

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

24

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard GNMA Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

25

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q362 092020

Semiannual Report  |  July 31, 2020
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2020
	Beginning Account Value 1/31/2020	Ending Account Value 7/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$881.10	$1.22
ETF Shares	1,000.00	881.30	0.56
AdmiralTM Shares	1,000.00	881.70	0.56
Institutional Shares	1,000.00	882.00	0.47
Real Estate II Index Fund	$1,000.00	$881.90	$0.37
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.57	$1.31
ETF Shares	1,000.00	1,024.27	0.60
Admiral Shares	1,000.00	1,024.27	0.60
Institutional Shares	1,000.00	1,024.37	0.50
Real Estate II Index Fund	$1,000.00	$1,024.47	$0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Real Estate Index Fund, 0.26% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.10% for Institutional Shares; and for the Real Estate II Index Fund, 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Real Estate Index Fund
Fund Allocation
As of July 31, 2020
Diversified Real Estate Activities	0.1%
Diversified REITs	3.5
Health Care REITs	8.3
Hotel & Resort REITs	2.2
Industrial REITs	11.9
Office REITs	7.9
Real Estate Development	0.2
Real Estate Operating Companies	0.2
Real Estate Services	2.4
Residential REITs	13.6
Retail REITs	8.0
Specialized REITs	41.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (96.9%)
Diversified REITs (3.0%)
	WP Carey Inc.	7,692,257	548,996
	VEREIT Inc.	48,029,316	312,671
	STORE Capital Corp. Class A	10,340,574	244,968
	PS Business Parks Inc.	917,760	126,605
	Washington REIT	3,661,188	81,864
	Global Net Lease Inc.	3,987,966	66,400
	Essential Properties Realty Trust Inc.	4,097,660	65,972
	American Assets Trust Inc.	2,276,364	61,462
	Empire State Realty Trust Inc. Class A	6,824,509	45,042
	Colony Capital Inc.	21,680,727	41,627
	iStar Inc.	3,450,440	40,060
	Alexander & Baldwin Inc.	3,057,804	36,143
	Gladstone Commercial Corp.	1,514,348	27,561
	Armada Hoffler Properties Inc.	2,515,674	24,251
	One Liberty Properties Inc.	716,913	12,166
			1,735,788
Health Care REITs (7.3%)
	Welltower Inc.	18,305,435	980,439
	Ventas Inc.	16,622,129	637,625
	Healthpeak Properties Inc.	22,567,491	615,867
	Medical Properties Trust Inc.	23,225,064	467,521
[1]	Omega Healthcare Investors Inc.	10,119,707	327,676
	Healthcare Trust of America Inc. Class A	9,662,092	266,770
	Healthcare Realty Trust Inc.	6,006,244	175,983
	Physicians Realty Trust	8,785,492	158,490
	Sabra Health Care REIT Inc.	9,150,824	134,883
	Shares	Market Value• ($000)
National Health Investors Inc.	1,987,960	123,254
CareTrust REIT Inc.	4,255,423	76,683
LTC Properties Inc.	1,772,077	65,833
Community Healthcare Trust Inc.	917,292	41,948
Diversified Healthcare Trust	10,584,158	41,225
Universal Health Realty Income Trust	581,855	40,485
Global Medical REIT Inc.	1,837,049	21,842
New Senior Investment Group Inc.	3,699,740	12,579
		4,189,103
Hotel & Resort REITs (2.0%)
Host Hotels & Resorts Inc.	31,468,953	339,235
MGM Growth Properties LLC Class A	5,855,024	160,076
Park Hotels & Resorts Inc.	10,697,126	88,465
Apple Hospitality REIT Inc.	9,480,499	83,618
Sunstone Hotel Investors Inc.	10,034,761	75,060
Ryman Hospitality Properties Inc.	2,324,643	74,435
Pebblebrook Hotel Trust	5,837,313	61,876
RLJ Lodging Trust	7,514,099	60,188
Service Properties Trust	7,330,141	49,112
DiamondRock Hospitality Co.	8,935,251	41,281
Xenia Hotels & Resorts Inc.	5,018,963	39,951
Summit Hotel Properties Inc.	4,694,123	24,316
Chatham Lodging Trust	2,093,970	10,910
CorePoint Lodging Inc.	1,817,300	10,159
Hersha Hospitality Trust Class A	1,560,148	7,426
4

Real Estate Index Fund
		Shares	Market Value• ($000)
	Braemar Hotels & Resorts Inc.	1,337,057	3,262
[1]	Ashford Hospitality Trust Inc.	440,887	1,728
			1,131,098
Industrial REITs (10.4%)
	Prologis Inc.	32,947,206	3,473,295
	Duke Realty Corp.	16,423,740	660,070
	Americold Realty Trust	8,929,433	360,303
	First Industrial Realty Trust Inc.	5,664,243	248,774
	Rexford Industrial Realty Inc.	5,080,629	238,434
	EastGroup Properties Inc.	1,734,678	230,122
	STAG Industrial Inc.	6,630,097	216,141
	Terreno Realty Corp.	3,004,727	182,567
	Lexington Realty Trust	11,367,523	131,863
	Innovative Industrial Properties Inc.	949,459	98,962
	Industrial Logistics Properties Trust	2,904,592	61,316
	Monmouth Real Estate Investment Corp.	4,143,951	59,797
			5,961,644
Office REITs (6.9%)
	Alexandria Real Estate Equities Inc.	5,472,539	971,649
	Boston Properties Inc.	6,556,268	584,098
	Vornado Realty Trust	7,249,508	250,253
	Kilroy Realty Corp.	4,267,531	248,669
	Douglas Emmett Inc.	7,428,990	216,481
	Cousins Properties Inc.	6,543,683	201,022
	Highwoods Properties Inc.	4,627,576	177,421
	Equity Commonwealth	5,440,653	171,761
	Hudson Pacific Properties Inc.	6,897,446	162,573
	SL Green Realty Corp.	3,474,311	161,556
	JBG SMITH Properties	5,413,217	157,037
	Corporate Office Properties Trust	4,997,371	132,330
	Piedmont Office Realty Trust Inc. Class A	5,613,175	90,990
	Brandywine Realty Trust	7,866,929	85,199
	Easterly Government Properties Inc.	3,346,813	81,830
	Columbia Property Trust Inc.	5,134,696	61,411
	Mack-Cali Realty Corp.	4,036,370	58,205
	Paramount Group Inc.	8,109,413	57,820
	Office Properties Income Trust	2,151,473	54,110
	Franklin Street Properties Corp.	4,787,320	25,133
		Shares	Market Value• ($000)
[2]	City Office REIT Inc.	2,436,092	21,072
*,3	New York REIT Liquidating LLC	1,208	15
			3,970,635
Other (12.0%)[4]
[5,6]	Vanguard Real Estate II Index Fund	351,958,381	6,920,283
Residential REITs (11.9%)
	AvalonBay Communities Inc.	6,274,667	960,777
	Equity Residential	16,596,143	890,051
	Invitation Homes Inc.	24,176,726	720,950
	Essex Property Trust Inc.	2,950,339	651,258
	Sun Communities Inc.	4,160,693	623,813
	Mid-America Apartment Communities Inc.	5,095,557	607,339
	Equity LifeStyle Properties Inc.	7,718,055	527,298
	UDR Inc.	13,137,265	475,569
	Camden Property Trust	4,340,631	394,173
	American Homes 4 Rent Class A	12,042,566	349,234
	Apartment Investment & Management Co. Class A	6,649,425	258,131
	American Campus Communities Inc.	6,125,961	218,329
[1]	Independence Realty Trust Inc.	4,575,645	52,620
	Investors Real Estate Trust	540,018	39,043
	NexPoint Residential Trust Inc.	898,698	34,357
	UMH Properties Inc.	1,640,812	20,182
	Front Yard Residential Corp.	2,284,762	19,809
	Preferred Apartment Communities Inc. Class A	2,072,063	14,981
			6,857,914
Retail REITs (7.0%)
	Realty Income Corp.	14,877,579	893,399
	Simon Property Group Inc.	13,691,469	853,663
	Regency Centers Corp.	7,483,564	307,051
[1]	National Retail Properties Inc.	7,654,694	271,359
	Federal Realty Investment Trust	3,208,781	244,830
	Kimco Realty Corp.	19,281,422	214,988
	Spirit Realty Capital Inc.	4,570,521	157,500
	Brixmor Property Group Inc.	13,285,373	152,915
	Agree Realty Corp.	2,032,000	136,083
	Taubman Centers Inc.	2,729,904	105,702

5

Real Estate Index Fund
		Shares	Market Value• ($000)
	Weingarten Realty Investors	5,449,313	92,965
	Retail Properties of America Inc. Class A	9,537,029	60,656
	Urban Edge Properties	5,407,862	56,674
	Retail Opportunity Investments Corp.	5,188,161	56,395
	SITE Centers Corp.	6,911,627	50,662
	Getty Realty Corp.	1,569,413	46,502
	Acadia Realty Trust	3,656,758	44,027
[1]	Macerich Co.	5,031,302	38,389
	Kite Realty Group Trust	3,748,161	36,994
	American Finance Trust Inc. Class A	4,750,808	34,705
[1]	Tanger Factory Outlet Centers Inc.	4,145,795	26,657
	Alexander's Inc.	102,590	25,831
	RPT Realty	3,587,078	22,312
	Saul Centers Inc.	618,596	18,997
	Urstadt Biddle Properties Inc. Class A	1,337,328	13,119
	Whitestone REIT	1,676,330	11,064
*,1	Seritage Growth Properties Class A	1,165,056	10,847
	Retail Value Inc.	750,048	9,496
[1]	Washington Prime Group Inc.	8,382,785	6,152
[1]	Pennsylvania REIT	2,957,175	3,489
	Cedar Realty Trust Inc.	3,939,568	3,205
*,3	Spirit MTA REIT	2,071,263	1,590
	Urstadt Biddle Properties Inc.	16,033	136
			4,008,354
Specialized REITs (36.4%)
	American Tower Corp.	19,752,430	5,163,088
	Crown Castle International Corp.	18,542,034	3,090,957
	Equinix Inc.	3,810,203	2,992,838
[1]	Digital Realty Trust Inc.	11,080,576	1,778,876
	SBA Communications Corp. Class A	4,991,850	1,555,161
	Public Storage	6,814,617	1,362,106
	Weyerhaeuser Co.	33,236,059	924,295
	Extra Space Storage Inc.	5,531,814	571,658
	CyrusOne Inc.	5,127,620	427,746
	VICI Properties Inc.	17,886,485	388,316
[1]	Iron Mountain Inc.	12,829,154	361,654
	Gaming & Leisure Properties Inc.	9,285,270	336,220
	CubeSmart	8,644,199	256,473
	Lamar Advertising Co. Class A	3,838,165	252,282
	CoreSite Realty Corp.	1,680,607	216,882
	Life Storage Inc.	2,082,240	204,330
	QTS Realty Trust Inc. Class A	2,594,466	186,672
		Shares	Market Value• ($000)
	Rayonier Inc.	5,766,196	160,185
	PotlatchDeltic Corp.	3,002,788	128,549
	EPR Properties	3,502,805	100,285
	Outfront Media Inc.	6,426,330	92,603
	National Storage Affiliates Trust	2,660,550	81,998
	Uniti Group Inc.	8,185,457	81,036
	Four Corners Property Trust Inc.	3,121,177	78,654
	GEO Group Inc.	5,403,577	57,440
	CoreCivic Inc.	5,303,916	47,258
	Safehold Inc.	533,175	26,888
	CatchMark Timber Trust Inc. Class A	2,187,175	21,347
	Jernigan Capital Inc.	1,036,961	14,528
	CorEnergy Infrastructure Trust Inc.	612,228	5,363
			20,965,688
Total Equity Real Estate Investment Trusts (REITs) (Cost $53,549,775)			55,740,507
Real Estate Management & Development (2.6%)
Diversified Real Estate Activities (0.1%)
*	St. Joe Co.	1,458,382	30,057
	RMR Group Inc. Class A	679,675	19,548
*	Tejon Ranch Co.	988,012	14,178
*	Five Point Holdings LLC Class A	2,304,242	11,060
			74,843
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,840,817	97,913
*	Forestar Group Inc.	750,247	12,987
			110,900
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	5,708,119	84,708
Real Estate Services (2.1%)
*	CBRE Group Inc. Class A	14,923,990	653,820
	Jones Lang LaSalle Inc.	2,301,458	227,637
*	Redfin Corp.	3,243,793	134,877
*	Cushman & Wakefield plc	4,881,688	52,234
	Realogy Holdings Corp.	5,104,992	46,251
*	Marcus & Millichap Inc.	1,048,441	28,560
	Newmark Group Inc. Class A	6,726,252	27,376
	RE/MAX Holdings Inc. Class A	799,352	25,875
*,1	eXp World Holdings Inc.	1,154,814	22,946
*,1	Altisource Portfolio Solutions SA	241,388	3,242
			1,222,818
Total Real Estate Management & Development (Cost $2,034,350)			1,493,269

6

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[7,8] Vanguard Market Liquidity Fund, 0.194% (Cost $435,765)	4,358,859	435,886
Total Investments (100.3%) (Cost $56,019,890)		57,669,662
Other Assets and Liabilities—Net (-0.3%)		(169,296)
Net Assets (100%)		57,500,366
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $198,169,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $216,429,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	2/2/21	GSI	91,404	(0.181)	10,373	—
Extra Space Storage Inc.	2/2/21	GSI	24,520	(0.181)	1,313	—
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2/2/21	GSI	6,682	(0.181)	324	—
7

Real Estate Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Public Storage	2/2/21	GSI	38,560	(0.181)	1,413	—
Redfin Corp.	2/2/21	GSI	26,096	(0.181)	3,008	—
Seritage Growth Properties	2/2/21	GSI	4,261	(0.181)	—	(574)
VICI Properties Inc.	2/2/21	GSI	63,570	(0.181)	1,555	—
					17,986	(574)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At July 31, 2020, counterparties had deposited in a segregated account securities with a value of $17,070,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $48,710,630)	50,292,421
Affiliated Issuers (Cost $464,603)	456,958
Vanguard Real Estate II Index Fund (Cost $6,844,657)	6,920,283
Total Investments in Securities	57,669,662
Investment in Vanguard	2,185
Cash	28,790
Receivables for Investment Securities Sold	23,987
Receivables for Accrued Income	21,316
Receivables for Capital Shares Issued	17,924
Unrealized Appreciation—Over-the-Counter Swap Contracts	17,986
Total Assets	57,781,850
Liabilities
Payables for Investment Securities Purchased	29,848
Collateral for Securities on Loan	216,429
Payables for Capital Shares Redeemed	31,555
Payables to Vanguard	3,078
Unrealized Depreciation—Over-the-Counter Swap Contracts	574
Total Liabilities	281,484
Net Assets	57,500,366
9

Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At July 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	56,918,260
Total Distributable Earnings (Loss)	582,106
Net Assets	57,500,366

Investor Shares—Net Assets
Applicable to 7,026,537 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	189,974
Net Asset Value Per Share—Investor Shares	$27.04

ETF Shares—Net Assets
Applicable to 358,425,632 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,166,021
Net Asset Value Per Share—ETF Shares	$81.37

Admiral Shares—Net Assets
Applicable to 166,680,355 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,222,325
Net Asset Value Per Share—Admiral Shares	$115.32

Institutional Shares—Net Assets
Applicable to 499,855,848 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,922,046
Net Asset Value Per Share—Institutional Shares	$17.85
See accompanying Notes, which are an integral part of the Financial Statements.
10

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	720,724
Dividends—Affiliated Issuers	5,368
Dividends—Vanguard Real Estate II Index Fund	104,882
Interest—Affiliated Issuers	549
Securities Lending—Net	4,353
Total Income	835,876
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,373
Management and Administrative—Investor Shares	224
Management and Administrative—ETF Shares	14,707
Management and Administrative—Admiral Shares	9,773
Management and Administrative—Institutional Shares	3,636
Marketing and Distribution—Investor Shares	13
Marketing and Distribution—ETF Shares	697
Marketing and Distribution—Admiral Shares	523
Marketing and Distribution—Institutional Shares	132
Custodian Fees	209
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—ETF Shares	931
Shareholders’ Reports—Admiral Shares	233
Shareholders’ Reports—Institutional Shares	64
Trustees’ Fees and Expenses	20
Total Expenses	32,542
Expenses Paid Indirectly	(124)
Net Expenses	32,418
Net Investment Income	803,458
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	93,272
Capital Gain Distributions Received—Affiliated Issuers	795
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	513,276
Investment Securities Sold—Affiliated Issuers[1]	(36,067)
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Futures Contracts	(3,901)
Swap Contracts	(6,284)
Realized Net Gain (Loss)	561,091
11

Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended July 31, 2020
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(9,438,525)
Investment Securities—Affiliated Issuers	(172,756)
Investment Securities—Vanguard Real Estate II Index Fund	(1,032,220)
Swap Contracts	18,863
Change in Unrealized Appreciation (Depreciation)	(10,624,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,260,089)
1	Includes $1,333,090,000 of the net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	803,458	1,726,391
Realized Net Gain (Loss)	561,091	2,458,391
Change in Unrealized Appreciation (Depreciation)	(10,624,638)	5,911,672
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,260,089)	10,096,454
Distributions[1]
Investor Shares	(3,308)	(22,650)
ETF Shares	(530,941)	(921,879)
Admiral Shares	(339,878)	(554,006)
Institutional Shares	(151,945)	(244,373)
Return of Capital
Investor Shares	—	(7,475)
ETF Shares	—	(304,249)
Admiral Shares	—	(182,839)
Institutional Shares	—	(80,651)
Total Distributions	(1,026,072)	(2,318,122)
Capital Share Transactions
Investor Shares	(19,424)	(1,748,144)
ETF Shares	(2,811,487)	2,721,882
Admiral Shares	(820,154)	2,583,346
Institutional Shares	211,313	734,197
Net Increase (Decrease) from Capital Share Transactions	(3,439,752)	4,291,281
Total Increase (Decrease)	(13,725,913)	12,069,613
Net Assets
Beginning of Period	71,226,279	59,156,666
End of Period	57,500,366	71,226,279
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$31.21	$27.69	$26.40	$27.38	$25.59	$28.73
Investment Operations
Net Investment Income	.346[1]	.719[1]	.787[1]	.761[1]	.746	.711
Net Realized and Unrealized Gain (Loss) on Investments	(4.070)	3.801	1.639	(.614)	2.324	(2.851)
Total from Investment Operations	(3.724)	4.520	2.426	.147	3.070	(2.140)
Distributions
Dividends from Net Investment Income	(.446)	(.752)	(.851)	(.788)	(.752)	(.695)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.187)	—
Return of Capital	—	(.248)	(.285)	(.328)	(.341)	(.305)
Total Distributions	(.446)	(1.000)	(1.136)	(1.127)	(1.280)	(1.000)
Net Asset Value, End of Period	$27.04	$31.21	$27.69	$26.40	$27.38	$25.59
Total Return[2]	-11.89%	16.59%	9.53%	0.45%	12.07%	-7.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$190	$243	$1,871	$2,143	$2,603	$2,621
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.25%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.48%	3.02%	2.87%	2.60%	2.66%
Portfolio Turnover Rate[3]	3%	6%	24%	6%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$93.93	$83.36	$79.47	$82.43	$77.05	$86.49
Investment Operations
Net Investment Income	1.112[1]	2.335[1]	2.487[1]	2.499[1]	2.334	2.217
Net Realized and Unrealized Gain (Loss) on Investments	(12.265)	11.379	4.934	(1.945)	7.022	(8.533)
Total from Investment Operations	(11.153)	13.714	7.421	.554	9.356	(6.316)
Distributions
Dividends from Net Investment Income	(1.407)	(2.364)	(2.646)	(2.458)	(2.353)	(2.170)
Distributions from Realized Capital Gains	—	—	—	(.034)	(.563)	—
Return of Capital	—	(.780)	(.885)	(1.022)	(1.060)	(.954)
Total Distributions	(1.407)	(3.144)	(3.531)	(3.514)	(3.976)	(3.124)
Net Asset Value, End of Period	$81.37	$93.93	$83.36	$79.47	$82.43	$77.05
Total Return	-11.87%	16.70%	9.70%	0.59%	12.25%	-7.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,166	$37,682	$30,857	$32,377	$33,527	$27,007
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.60%	3.15%	3.01%	2.74%	2.80%
Portfolio Turnover Rate[2]	3%	6%	24%	6%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$133.12	$118.14	$112.63	$116.83	$109.19	$122.58
Investment Operations
Net Investment Income	1.555[1]	3.315[1]	3.507[1]	3.538[1]	3.306	3.142
Net Realized and Unrealized Gain (Loss) on Investments	(17.362)	16.121	7.008	(2.761)	9.966	(12.105)
Total from Investment Operations	(15.807)	19.436	10.515	.777	13.272	(8.963)
Distributions
Dividends from Net Investment Income	(1.993)	(3.350)	(3.751)	(3.483)	(3.333)	(3.076)
Distributions from Realized Capital Gains	—	—	—	(.048)	(.798)	—
Return of Capital	—	(1.106)	(1.254)	(1.447)	(1.501)	(1.351)
Total Distributions	(1.993)	(4.456)	(5.005)	(4.978)	(5.632)	(4.427)
Net Asset Value, End of Period	$115.32	$133.12	$118.14	$112.63	$116.83	$109.19
Total Return[2]	-11.83%	16.73%	9.69%	0.58%	12.23%	-7.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,222	$23,274	$18,223	$17,757	$18,337	$15,029
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.60%	3.16%	3.01%	2.74%	2.80%
Portfolio Turnover Rate[3]	3%	6%	24%	6%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.60	$18.28	$17.43	$18.08	$16.90	$18.97
Investment Operations
Net Investment Income	.242[1]	.518[1]	.543[1]	.568[1]	.515	.489
Net Realized and Unrealized Gain (Loss) on Investments	(2.682)	2.496	1.085	(.444)	1.540	(1.870)
Total from Investment Operations	(2.440)	3.014	1.628	.124	2.055	(1.381)
Distributions
Dividends from Net Investment Income	(.310)	(.522)	(.583)	(.542)	(.519)	(.479)
Distributions from Realized Capital Gains	—	—	—	(.007)	(.123)	—
Return of Capital	—	(.172)	(.195)	(.225)	(.233)	(.210)
Total Distributions	(.310)	(.694)	(.778)	(.774)	(.875)	(.689)
Net Asset Value, End of Period	$17.85	$20.60	$18.28	$17.43	$18.08	$16.90
Total Return	-11.80%	16.77%	9.70%	0.60%	12.23%	-7.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,922	$10,027	$8,206	$8,176	$7,799	$6,785
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.63%	3.18%	3.03%	2.76%	2.82%
Portfolio Turnover Rate[2]	3%	6%	24%	6%	7%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets --either directly or indirectly through a wholly owned subsidiary --in the stocks that make up the index. Vanguard Real Estate II Index Fund is the wholly owned subsidiary in which the fund has invested a portion of its assets. For additional financial information about the Real Estate II Index Fund, refer to the accompanying financial statements.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the
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Real Estate Index Fund
Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2020.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended July 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
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Real Estate Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2017–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
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Real Estate Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,185,000, representing less than 0.01% of the fund’s net assets and 0.87% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $124,000 (an annual rate of less than 0.01% of average net assets).
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Real Estate Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	57,232,171	—	1,605	57,233,776
Temporary Cash Investments	435,886	—	—	435,886
Total	57,668,057	—	1,605	57,669,662

Derivative Financial Instruments
Assets
Swap Contracts	—	17,986	—	17,986
Liabilities
Swap Contracts	—	574	—	574
E.	As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	56,110,995
Gross Unrealized Appreciation	11,388,681
Gross Unrealized Depreciation	(9,812,602)
Net Unrealized Appreciation (Depreciation)	1,576,079
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $1,509,620,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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Real Estate Index Fund
F.	During the six months ended July 31, 2020, the fund purchased $5,773,862,000 of investment securities and sold $9,314,536,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,767,593,000 and $6,607,729,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,259	341	395,906	13,631
Issued in Lieu of Cash Distributions	3,308	125	28,280	981
Redeemed[1]	(31,991)	(1,233)	(2,172,330)	(74,391)
Net Increase (Decrease)—Investor Shares	(19,424)	(767)	(1,748,144)	(59,779)
ETF Shares
Issued	4,140,510	47,351	10,501,566	118,494
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,951,997)	(90,100)	(7,779,684)	(87,500)
Net Increase (Decrease)—ETF Shares	(2,811,487)	(42,749)	2,721,882	30,994
Admiral Shares
Issued[1]	1,753,770	15,842	5,327,904	42,120
Issued in Lieu of Cash Distributions	298,052	2,644	647,759	5,156
Redeemed	(2,871,976)	(26,638)	(3,392,317)	(26,697)
Net Increase (Decrease)—Admiral Shares	(820,154)	(8,152)	2,583,346	20,579
Institutional Shares
Issued	940,012	55,794	2,004,257	102,367
Issued in Lieu of Cash Distributions	143,493	8,234	306,680	15,790
Redeemed	(872,192)	(50,829)	(1,576,740)	(80,293)
Net Increase (Decrease)—Institutional Shares	211,313	13,199	734,197	37,864
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 57,968,000 and 13,589,000 shares, respectively, in the amount of $1,688,895,000 from the conversion during the year ended January 31, 2020.
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Real Estate Index Fund
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2020 Market Value ($000)
City Office REIT Inc.	NA2	2,129	5,161	(719)	(11,142)	—	—	21,072
Host Hotels & Resorts Inc.	586,395	38,120	88,109	(34,634)	(162,537)	5,368	795	NA3
Vanguard Market Liquidity Fund	561,293	NA4	NA4	156	53	549	—	435,886
Vanguard Real Estate II Index Fund	7,847,621	104,882	—	—	(1,032,220)	104,882	—	6,920,283
Winthrop Realty Trust	—	—	—	(870)	870	—	—	—
Total	8,995,309	145,131	93,270	(36,067)	(1,204,976)	110,799	795	7,377,241
1	Does not include adjustments related to return of capital.
2	Not applicable—at January 31, 2020, the issuer was not an affiliated company of the fund.
3	Not applicable—at July 31, 2020, the security was still held, but the issuer was no longer an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.
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Real Estate II Index Fund
Fund Allocation
As of July 31, 2020
Diversified Real Estate Activities	0.2%
Diversified REITs	3.4
Health Care REITs	8.3
Hotel & Resort REITs	2.2
Industrial REITs	11.8
Office REITs	7.9
Real Estate Development	0.2
Real Estate Operating Companies	0.2
Real Estate Services	2.5
Residential REITs	13.6
Retail REITs	7.9
Specialized REITs	41.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking their target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
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Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (96.8%)
Diversified REITs (3.4%)
WP Carey Inc.	1,050,978	75,008
VEREIT Inc.	6,572,017	42,784
STORE Capital Corp. Class A	1,414,562	33,511
PS Business Parks Inc.	125,540	17,318
Washington REIT	500,690	11,195
Global Net Lease Inc.	549,252	9,145
Essential Properties Realty Trust Inc.	560,930	9,031
American Assets Trust Inc.	311,237	8,403
Empire State Realty Trust Inc. Class A	930,204	6,139
Colony Capital Inc.	2,972,224	5,707
iStar Inc.	471,495	5,474
Alexander & Baldwin Inc.	418,217	4,943
Gladstone Commercial Corp.	206,791	3,764
Armada Hoffler Properties Inc.	343,968	3,316
One Liberty Properties Inc.	97,551	1,656
		237,394
Health Care REITs (8.3%)
Welltower Inc.	2,503,475	134,086
Ventas Inc.	2,274,778	87,261
Healthpeak Properties Inc.	3,083,369	84,145
Medical Properties Trust Inc.	3,178,081	63,975
Omega Healthcare Investors Inc.	1,382,611	44,769
Healthcare Trust of America Inc. Class A	1,321,945	36,499
Healthcare Realty Trust Inc.	821,789	24,078
Physicians Realty Trust	1,202,118	21,686
Sabra Health Care REIT Inc.	1,253,719	18,480
National Health Investors Inc.	272,186	16,876
CareTrust REIT Inc.	582,363	10,494
LTC Properties Inc.	243,422	9,043
Community Healthcare Trust Inc.	125,545	5,741
Diversified Healthcare Trust	1,451,109	5,652
Universal Health Realty Income Trust	79,765	5,550
	Shares	Market Value• ($000)
Global Medical REIT Inc.	251,236	2,987
New Senior Investment Group Inc.	506,273	1,721
		573,043
Hotel & Resort REITs (2.2%)
Host Hotels & Resorts Inc.	4,306,137	46,420
MGM Growth Properties LLC Class A	801,118	21,903
Park Hotels & Resorts Inc.	1,463,235	12,101
Apple Hospitality REIT Inc.	1,296,569	11,436
Sunstone Hotel Investors Inc.	1,372,342	10,265
Ryman Hospitality Properties Inc.	318,106	10,186
Pebblebrook Hotel Trust	798,684	8,466
RLJ Lodging Trust	1,026,525	8,222
Service Properties Trust	1,003,099	6,721
DiamondRock Hospitality Co.	1,221,796	5,645
Xenia Hotels & Resorts Inc.	687,912	5,476
Summit Hotel Properties Inc.	639,777	3,314
Chatham Lodging Trust	284,854	1,484
CorePoint Lodging Inc.	247,002	1,381
Hersha Hospitality Trust Class A	213,976	1,018
Braemar Hotels & Resorts Inc.	181,226	442
Ashford Hospitality Trust Inc.	58,737	230
		154,710
Industrial REITs (11.8%)
Prologis Inc.	4,507,306	475,160
Duke Realty Corp.	2,247,418	90,324
Americold Realty Trust	1,221,975	49,307
First Industrial Realty Trust Inc.	775,039	34,040
Rexford Industrial Realty Inc.	695,200	32,626
EastGroup Properties Inc.	237,362	31,488
STAG Industrial Inc.	907,001	29,568
Terreno Realty Corp.	411,064	24,976
Lexington Realty Trust	1,556,269	18,053
Innovative Industrial Properties Inc.	129,984	13,548
26

Real Estate II Index Fund
	Shares	Market Value• ($000)
Industrial Logistics Properties Trust	397,347	8,388
Monmouth Real Estate Investment Corp.	566,831	8,179
		815,657
Office REITs (7.9%)
Alexandria Real Estate Equities Inc.	748,639	132,921
Boston Properties Inc.	897,073	79,920
Vornado Realty Trust	990,181	34,181
Kilroy Realty Corp.	582,931	33,967
Douglas Emmett Inc.	1,016,011	29,607
Cousins Properties Inc.	895,004	27,495
Highwoods Properties Inc.	633,244	24,279
Equity Commonwealth	744,458	23,503
Hudson Pacific Properties Inc.	943,573	22,240
SL Green Realty Corp.	476,966	22,179
JBG SMITH Properties	740,499	21,482
Corporate Office Properties Trust	683,798	18,107
Piedmont Office Realty Trust Inc. Class A	767,384	12,439
Brandywine Realty Trust	1,076,008	11,653
Easterly Government Properties Inc.	457,948	11,197
Columbia Property Trust Inc.	705,599	8,439
Paramount Group Inc.	1,131,765	8,069
Mack-Cali Realty Corp.	552,463	7,966
Office Properties Income Trust	293,881	7,391
Franklin Street Properties Corp.	654,490	3,436
City Office REIT Inc.	331,875	2,871
		543,342
Residential REITs (13.6%)
AvalonBay Communities Inc.	858,043	131,384
Equity Residential	2,269,506	121,714
Invitation Homes Inc.	3,306,112	98,588
Essex Property Trust Inc.	403,707	89,114
Sun Communities Inc.	569,361	85,364
Mid-America Apartment Communities Inc.	697,283	83,109
Equity LifeStyle Properties Inc.	1,055,650	72,122
UDR Inc.	1,797,384	65,065
Camden Property Trust	593,892	53,931
American Homes 4 Rent Class A	1,647,766	47,785
Apartment Investment & Management Co. Class A	908,487	35,268
American Campus Communities Inc.	837,875	29,862
Independence Realty Trust Inc.	625,259	7,191
Investors Real Estate Trust	73,918	5,344
		Shares	Market Value• ($000)
	NexPoint Residential Trust Inc.	123,298	4,714
	UMH Properties Inc.	223,488	2,749
	Front Yard Residential Corp.	312,960	2,713
	Preferred Apartment Communities Inc. Class A	281,779	2,037
			938,054
Retail REITs (7.9%)
	Realty Income Corp.	2,035,939	122,258
	Simon Property Group Inc.	1,872,114	116,726
	Regency Centers Corp.	1,022,223	41,942
	National Retail Properties Inc.	1,047,063	37,118
	Federal Realty Investment Trust	438,495	33,457
	Kimco Realty Corp.	2,638,517	29,419
	Spirit Realty Capital Inc.	627,897	21,637
	Brixmor Property Group Inc.	1,818,702	20,933
	Agree Realty Corp.	278,027	18,620
	Taubman Centers Inc.	374,322	14,494
	Weingarten Realty Investors	751,181	12,815
	Retail Properties of America Inc. Class A	1,304,492	8,297
	Urban Edge Properties	739,955	7,755
	Retail Opportunity Investments Corp.	710,066	7,718
	SITE Centers Corp.	945,177	6,928
	Getty Realty Corp.	214,562	6,358
	Acadia Realty Trust	499,477	6,014
[1]	Macerich Co.	688,625	5,254
	Kite Realty Group Trust	510,994	5,044
	American Finance Trust Inc. Class A	649,790	4,747
[1]	Tanger Factory Outlet Centers Inc.	565,993	3,639
	Alexander's Inc.	14,026	3,532
	RPT Realty	488,285	3,037
	Saul Centers Inc.	84,268	2,588
*,1	Seritage Growth Properties Class A	212,887	1,982
	Urstadt Biddle Properties Inc. Class A	181,825	1,784
	Whitestone REIT	229,556	1,515
	Retail Value Inc.	102,173	1,294
[1]	Washington Prime Group Inc.	1,141,086	837
[1]	Pennsylvania REIT	400,198	472
	Cedar Realty Trust Inc.	539,698	439
*,2	Spirit MTA REIT	257,871	198
			548,851
Specialized REITs (41.7%)
	American Tower Corp.	2,702,364	706,371
	Crown Castle International Corp.	2,536,758	422,878
	Equinix Inc.	521,330	409,494
	Digital Realty Trust Inc.	1,527,697	245,256
	SBA Communications Corp. Class A	682,916	212,756

27

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Public Storage	959,612	191,807
	Weyerhaeuser Co.	4,548,446	126,492
	Extra Space Storage Inc.	790,786	81,720
	VICI Properties Inc.	2,858,167	62,051
	CyrusOne Inc.	701,732	58,538
	Iron Mountain Inc.	1,752,780	49,411
	Gaming & Leisure Properties Inc.	1,270,672	46,011
	CubeSmart	1,180,994	35,040
	Lamar Advertising Co. Class A	525,221	34,523
	CoreSite Realty Corp.	230,017	29,684
	Life Storage Inc.	284,804	27,948
	QTS Realty Trust Inc. Class A	354,339	25,495
	Rayonier Inc.	789,570	21,934
	PotlatchDeltic Corp.	411,368	17,611
	EPR Properties	481,676	13,790
	Outfront Media Inc.	879,311	12,671
	National Storage Affiliates Trust	364,101	11,222
	Uniti Group Inc.	1,123,083	11,118
	Four Corners Property Trust Inc.	428,377	10,795
	GEO Group Inc.	739,263	7,858
	CoreCivic Inc.	726,217	6,471
	Safehold Inc.	72,768	3,670
	CatchMark Timber Trust Inc. Class A	297,846	2,907
	Jernigan Capital Inc.	140,895	1,974
	CorEnergy Infrastructure Trust Inc.	82,547	723
			2,888,219
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,488,927)			6,699,270
Real Estate Management & Development (3.0%)
Diversified Real Estate Activities (0.1%)
*	St. Joe Co.	199,174	4,105
	RMR Group Inc. Class A	93,043	2,676
*	Tejon Ranch Co.	134,655	1,932
*	Five Point Holdings LLC Class A	312,198	1,499
			10,212
Real Estate Development (0.2%)
*	Howard Hughes Corp.	252,445	13,428
*	Forestar Group Inc.	101,966	1,765
			15,193
		Shares	Market Value• ($000)
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	780,953	11,589
Real Estate Services (2.5%)
*	CBRE Group Inc. Class A	2,042,486	89,481
	Jones Lang LaSalle Inc.	314,369	31,094
*	Redfin Corp.	539,872	22,448
*	Cushman & Wakefield plc	668,415	7,152
	Realogy Holdings Corp.	698,519	6,328
*	Marcus & Millichap Inc.	143,086	3,898
	Newmark Group Inc. Class A	918,430	3,738
	RE/MAX Holdings Inc. Class A	109,183	3,534
*	eXp World Holdings Inc.	157,960	3,139
*	Altisource Portfolio Solutions SA	32,956	443
			171,255
Total Real Estate Management & Development (Cost $273,401)			208,249
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 0.194% (Cost $24,920)	249,251	24,925
Total Investments (100.2%) (Cost $6,787,248)			6,932,444
Other Assets and Liabilities—Net (-0.2%)			(12,161)
Net Assets (100%)			6,920,283
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,488,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,400,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

28

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Digital Realty Trust Inc.	2/2/21	GSI	10,813	(0.181)	1,227	—
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At July 31, 2020, counterparties had deposited in a segregated account securities with a value of $1,030,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,762,328)	6,907,519
Affiliated Issuers (Cost $24,920)	24,925
Total Investments in Securities	6,932,444
Investment in Vanguard	297
Receivables for Investment Securities Sold	1,051
Receivables for Accrued Income	2,905
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,227
Total Assets	6,937,924
Liabilities
Due to Custodian	1,007
Payables for Investment Securities Purchased	3,970
Collateral for Securities on Loan	12,400
Payables to Vanguard	264
Total Liabilities	17,641
Net Assets	6,920,283
At July 31, 2020, net assets consisted of:

Paid-in Capital	6,843,863
Total Distributable Earnings (Loss)	76,420
Net Assets	6,920,283

Net Assets
Applicable to 351,958,381 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,920,283
Net Asset Value Per Share	$19.66
See accompanying Notes, which are an integral part of the Financial Statements.
30

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2020
($000)
Investment Income
Income
Dividends	94,610
Interest[1]	51
Securities Lending—Net	530
Total Income	95,191
Expenses
The Vanguard Group—Note B
Investment Advisory Services	503
Management and Administrative	2,117
Marketing and Distribution	20
Custodian Fees	24
Shareholders’ Reports	—
Trustees’ Fees and Expenses	2
Total Expenses	2,666
Net Investment Income	92,525
Realized Net Gain (Loss)
Capital Gain Distributions Received	12,094
Investment Securities Sold[1]	(27,251)
Futures Contracts	(521)
Swap Contracts	(1,341)
Realized Net Gain (Loss)	(17,019)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,004,132)
Swap Contracts	1,288
Change in Unrealized Appreciation (Depreciation)	(1,002,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	(927,338)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $51,000, $38,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
31

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,525	193,741
Realized Net Gain (Loss)	(17,019)	31,455
Change in Unrealized Appreciation (Depreciation)	(1,002,844)	902,961
Net Increase (Decrease) in Net Assets Resulting from Operations	(927,338)	1,128,157
Distributions[1]
Net Investment Income	(104,882)	(199,690)
Return of Capital	—	(65,435)
Total Distributions	(104,882)	(265,125)
Capital Share Transactions
Issued	—	—
Issued in Lieu of Cash Distributions	104,882	265,125
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	104,882	265,125
Total Increase (Decrease)	(927,338)	1,128,157
Net Assets
Beginning of Period	7,847,621	6,719,464
End of Period	6,920,283	7,847,621
1	Certain prior period numbers have been reclassed to conform with current period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
32

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2020	Year Ended January 31,		September 26, 2017[1] to January 31, 2018
		2020	2019
Net Asset Value, Beginning of Period	$22.64	$20.10	$19.17	$20.00
Investment Operations
Net Investment Income[2]	.265	.571	.611	.268
Net Realized and Unrealized Gain (Loss) on Investments	(2.943)	2.752	1.176	(.834)
Total from Investment Operations	(2.678)	3.323	1.787	(.566)
Distributions
Dividends from Net Investment Income	(.302)	(.590)	(.626)	(.225)
Distributions from Realized Capital Gains	—	—	—	(.030)
Return of Capital	—	(.193)	(.231)	(.009)
Total Distributions	(.302)	(.783)	(.857)	(.264)
Net Asset Value, End of Period	$19.66	$22.64	$20.10	$19.17
Total Return	-11.81%	16.78%	9.68%	-2.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,920	$7,848	$6,719	$6,126
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.78%	2.63%	3.22%	3.84%[3]
Portfolio Turnover Rate	4%	3%	23%	1%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2020, the Real Estate Index Fund was the record and beneficial owner of 100% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the
34

Real Estate II Index Fund
average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2020.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the six months ended July 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (January 31, 2018–2020), and for the period ended July 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.
35

Real Estate II Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the
36

Real Estate II Index Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2020, the fund had contributed to Vanguard capital in the amount of $297,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,907,321	—	198	6,907,519
Temporary Cash Investments	24,925	—	—	24,925
Total	6,932,246	—	198	6,932,444
37

Real Estate II Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Swap Contracts	—	1,227	—	1,227
D.	As of July 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,816,419
Gross Unrealized Appreciation	1,467,225
Gross Unrealized Depreciation	(1,349,973)
Net Unrealized Appreciation (Depreciation)	117,252
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2020, the fund had available capital losses totaling $52,716,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2020, the fund purchased $265,734,000 of investment securities and sold $129,048,000 of investment securities, other than temporary cash investments.
F.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
	Shares (000)	Shares (000)
Issued	—	—
Issued in Lieu of Cash Distributions	5,384	12,285
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	5,384	12,285
G.	Management has determined that no events or transactions occurred subsequent to July 31, 2020, that would require recognition or disclosure in these financial statements.
38

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed their respective fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017, and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.
Investment performance
The board of the Real Estate Index Fund considered the short- and long-term performance of that fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the performance of that fund compared with its target index and peer group since its inception in 2017. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.
39

Cost
Each board concluded that the respective fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also well below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew its respective advisory arrangement again after a one-year period.
40

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Real Estate Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.
41

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q1232 092020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.7%)
U.S. Government Securities (4.5%)
	United States Treasury Note/Bond	1.375%	1/31/22	250,000	254,648
	United States Treasury Note/Bond	1.125%	2/28/22	50,000	50,789
	United States Treasury Note/Bond	0.125%	6/30/22	33,000	33,005
	United States Treasury Note/Bond	0.500%	3/15/23	250,000	252,500
	United States Treasury Note/Bond	0.250%	6/15/23	500,000	501,795
	United States Treasury Note/Bond	0.125%	7/15/23	400,000	400,064
	United States Treasury Note/Bond	1.500%	11/30/24	250,000	264,140
[1]	United States Treasury Note/Bond	0.500%	3/31/25	150,000	152,063
	United States Treasury Note/Bond	0.375%	4/30/25	300,000	302,436
[2]	United States Treasury Note/Bond	1.750%	12/31/26	120,000	130,613
[3]	United States Treasury Note/Bond	0.500%	4/30/27	130,000	131,036
[1]	United States Treasury Note/Bond	1.500%	2/15/30	350,000	381,937
					2,855,026
Conventional Mortgage-Backed Securities (0.5%)
¤,4,5	UMBS Pool	2.000%	9/1/50	330,000	341,190

Nonconventional Mortgage-Backed Securities (0.7%)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.692%	2/1/37	390	409
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.000%	9/1/32	179	189
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.760%	3.858%	8/1/37	321	336
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.035%	8/1/33	973	1,025
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.410%	8/1/33	485	499
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	4.040%	7/1/33	1,390	1,440
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	4.585%	5/1/33	79	84
[4,5,6]	Fannie Mae Pool, 1Y CMT + 2.000%	3.699%	12/1/32	176	182
[4,5,6]	Fannie Mae Pool, 1Y CMT + 2.125%	2.711%	6/1/33	824	860
[4,5,6]	Fannie Mae Pool, 1Y CMT + 2.185%	4.560%	7/1/32	127	134
[4,5,6]	Fannie Mae Pool, 1Y CMT + 2.210%	3.406%	5/1/33	986	1,054
[4,5]	Fannie Mae REMICS	1.750%	11/25/32	22,043	22,520
[4,5]	Fannie Mae REMICS	2.100%	4/25/43	13,844	14,103
[4,5]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	17,099	17,618
[4,5]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	34,671	36,176
[4,5]	Fannie Mae REMICS	3.000%	9/25/49	19,815	20,847
[4,5]	Fannie Mae REMICS	3.500%	12/25/45	8,022	8,632
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.049%	8/1/37	1,088	1,149
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	4.143%	9/1/32	636	658
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	3.918%	10/1/32	172	184
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	3.961%	2/1/33	108	114
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	4.211%	8/1/33	391	417
[4,5,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	3.865%	8/1/32	341	366
[4,5,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.291%	8/1/32	443	459
[4,5,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.254%	4.254%	9/1/32	42	46
[4,5]	Freddie Mac REMICS	2.000%	7/15/42	18,857	19,500
[4,5]	Freddie Mac REMICS	2.250%	4/15/43–6/15/44	31,537	32,555
[4,5]	Freddie Mac REMICS	2.500%	10/25/48–12/25/49	51,712	54,479
[4,5]	Freddie Mac REMICS	2.750%	10/25/49	7,742	8,301
[4,5]	Freddie Mac REMICS	3.000%	10/15/45–7/25/49	60,857	64,199
[4,5]	Freddie Mac REMICS	3.500%	5/15/40–12/25/49	24,076	25,358
[4,5]	Freddie Mac REMICS	6.500%	5/15/24	9,650	10,274
[4]	Ginnie Mae REMICS	2.500%	11/20/47–9/20/49	9,978	10,409
[4]	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	86,467	88,582
[4]	Ginnie Mae REMICS	3.000%	3/20/41–12/20/47	15,238	15,709
					458,867
Total U.S. Government and Agency Obligations (Cost $3,612,429)					3,655,083

1

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (17.1%)
[4]	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	6,300	6,624
[4]	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	18,360	18,761
[4]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	8,150	8,465
[4,7]	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	12,150	13,040
[4,7]	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,633
[4,7]	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	16,362	17,528
[4,7]	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	14,586	15,559
[4,7]	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	6,329	6,868
[4,7]	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	2,830	3,107
[4]	AmeriCredit Automobile Receivables Trust 2016-3	2.710%	9/8/22	10,170	10,279
[4]	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	19,450	20,215
[4]	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	21,620	22,694
[4]	AmeriCredit Automobile Receivables Trust 2020-2	0.970%	2/18/26	5,670	5,675
[4]	AmeriCredit Automobile Receivables Trust 2020-2	1.480%	2/18/26	7,730	7,739
[4]	AmeriCredit Automobile Receivables Trust 2020-2	2.130%	3/18/26	7,990	7,999
[4,7]	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	13,390	13,535
[4,7]	Applebee's Funding LLC / IHOP Funding LLC 2019-1	4.194%	6/7/49	5,040	4,319
[4,7]	ARI Fleet Lease Trust 2020-A	1.800%	8/15/28	8,950	9,048
[4,7]	ARL Second LLC 2014-1A	2.920%	6/15/44	8,939	8,751
[4,7]	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	1,680	1,779
[4,7]	Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.630%	12/20/21	35,936	35,876
[4,7]	Avis Budget Rental Car Funding AESOP LLC 2016-1A	2.990%	6/20/22	3,341	3,322
[4,7]	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	7,640	7,676
[4,7]	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	19,930	19,858
[4,7]	BAMLL Commercial Mortgage Securities Trust 2012-PARK	2.959%	12/10/30	4,900	4,911
[4,7]	BAMLL Commercial Mortgage Securities Trust 2019-BPR	3.287%	11/5/32	13,820	13,176
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	8,360	8,883
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.441%	9/15/48	7,056	7,767
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	4.360%	9/15/48	1,600	1,499
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	4,760	5,329
[4]	Banc of America Funding 2006-H Trust	3.750%	9/20/46	6,626	5,174
[4]	BANK 2017 - BNK4	3.625%	5/15/50	3,890	4,378
[4]	BANK 2017 - BNK6	3.254%	7/15/60	34,260	37,768
[4]	BANK 2017 - BNK6	3.518%	7/15/60	13,190	14,791
[4]	BANK 2017 - BNK6	3.741%	7/15/60	3,080	3,470
[4]	BANK 2017 - BNK7	3.175%	9/15/60	830	914
[4]	BANK 2017 - BNK7	3.435%	9/15/60	16,120	18,059
[4]	BANK 2017 - BNK8	3.488%	11/15/50	33,600	38,092
[4]	BANK 2018 - BN10	3.641%	2/15/61	11,860	13,172
[4]	BANK 2018 - BN12	4.255%	5/15/61	9,940	11,779
[4]	BANK 2018 - BN14	4.185%	9/15/60	6,680	7,628
[4]	BANK 2019 - BN17	3.623%	4/15/52	7,533	8,543
[4]	Bank of America Mortgage Trust 2002-J	4.552%	9/25/32	15	15
[4]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	12,685	13,854
[4]	Bear Stearns ARM Trust 2006-4	3.469%	10/25/36	10,028	9,016
[4]	Bear Stearns ARM Trust 2007-3	3.836%	5/25/47	7,833	6,734
[4]	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	3,740	4,157
[4]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	5,990	6,793
[4]	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	2,700	2,969
[4]	Benchmark 2018-B1 Mortgage Trust	4.116%	1/15/51	4,200	4,103
[4]	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	9,886	11,294
[4]	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	11,410	13,637
[4]	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	8,042	9,062
[4]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	17,390	19,131
[4]	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	36,310	37,178

2

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD LIBOR + 0.200%	0.497%	6/25/26	6,450	6,414
[4,6]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	1.159%	2/25/30	12,725	12,593
[4,7]	BX Trust 2019-OC11	3.202%	12/9/41	16,600	17,499
[4,7]	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	9,914	9,954
[4]	California Republic Auto Receivables Trust 2016-2	2.520%	5/16/22	6,520	6,546
[4]	California Republic Auto Receivables Trust 2016-2	3.510%	3/15/23	3,180	3,192
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	7,330	7,444
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2018	3.270%	12/19/22	4,646	4,682
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2018	3.440%	8/21/23	2,080	2,152
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2019	2.960%	6/19/24	4,170	4,343
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2020	1.830%	7/19/24	31,730	32,347
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2020	1.890%	3/19/25	6,810	6,924
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	38,950	39,924
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	13,130	13,791
[4]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	141,500	144,293
[4]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	25,320	26,171
[4]	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	4,062
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	6,860	7,017
[4]	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	4,830	4,936
[4]	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	4,830	4,913
[4]	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	19,890	20,525
[4]	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	6,170	6,319
[4]	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	4,755	4,958
[4]	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	6,860	7,164
[4]	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	5,300	5,426
[4]	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	13,310	13,980
[4]	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	6,780	7,221
[4]	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	5,940	6,320
[4]	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	4,030	4,256
[4]	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	2,730	2,867
[4]	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	7,570	7,922
[4]	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	9,610	10,059
[4]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	49,210	50,610
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	13,790	14,441
[4]	CarMax Auto Owner Trust 2019-4	2.600%	9/15/25	4,240	4,384
[4]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	12,860	13,407
[4]	CarMax Auto Owner Trust 2020-3	1.090%	3/16/26	7,740	7,749
[4]	CarMax Auto Owner Trust 2020-3	1.690%	4/15/26	4,840	4,850
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	3,650	3,900
[4]	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	6,299	5,825
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	22,955	25,843
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	6,310	7,086
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,715	7,542
[4]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	119	119
[4,7]	CFCRE Commercial Mortgage Trust 2011-C2	5.739%	12/15/47	14,930	15,537
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	25,764	27,880
[4,7]	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	13,455	13,642
[4,7]	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	26,204	26,764
[4]	CHL Mortgage Pass-Through Trust 2006-HYB1	3.308%	3/20/36	5,196	4,335
[4]	CHL Mortgage Pass-Through Trust 2007-HYB2	3.433%	2/25/47	5,613	4,371
[4,7]	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	2,100	2,122
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	6,350	6,624
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	4,687	4,880
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	3,786	4,150
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	19,843	21,536
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	3,321	3,503
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	41,720	45,422
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.356%	7/10/47	10,304	10,996
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	25,685	27,795
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	12,426	13,418
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	5,394	5,778
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	4.432%	7/10/47	6,380	6,631

3

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	18,100	19,316
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	41,551	45,218
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.345%	10/10/47	6,146	6,511
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.525%	10/10/47	1,035	1,018
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	38,271	41,023
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	52,677	58,329
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	4.572%	9/10/58	4,000	3,922
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	19,500	21,991
[4]	Citigroup Commercial Mortgage Trust 2017-P8	3.203%	9/15/50	2,641	2,889
[4]	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	41,283	46,637
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	9,500	10,160
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.268%	9/15/50	9,500	8,905
[4]	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	8,750	10,332
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	10,960	12,665
[4]	Citigroup Mortgage Loan Trust 2007-AR8	3.596%	7/25/37	426	381
[4,7]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	6,967	6,923
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	3,025
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,238
[4,7]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	12,316	12,561
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,904	11,176
[4]	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	2,023
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,728
[4]	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	5,985	6,246
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	13,316	14,365
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	43,975	48,064
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	9,857	10,026
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,416	7,987
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,902	45,575
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	18,117	19,751
[4]	COMM 2013-CCRE13 Mortgage Trust	4.887%	11/10/46	4,517	4,834
[4]	COMM 2013-CCRE13 Mortgage Trust	4.887%	11/10/46	8,240	8,270
[4,7]	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	17,360	17,943
[4,7]	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	2,380	2,415
[4]	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	1,580	1,651
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	40,399	43,022
[4]	COMM 2013-CCRE9 Mortgage Trust	4.220%	7/10/45	12,916	13,839
[4,7]	COMM 2013-CCRE9 Mortgage Trust	4.244%	7/10/45	11,250	11,797
[4,7]	COMM 2013-CCRE9 Mortgage Trust	4.244%	7/10/45	12,690	11,888
[4,7]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	6,914	7,186
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	14,546
[4,7]	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	20,204
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,290	3,410
[4,7]	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	11,600	11,391
[4,7]	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	33,245	35,680
[4]	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	1,915	2,079
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	18,995	20,780
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	4,956	4,968
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	20,250	22,175
[4]	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,716
[4]	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,876	2,018
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,740	52,291
[4]	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	29,476
[4]	COMM 2014-CCRE17 Mortgage Trust	4.784%	5/10/47	10,175	9,979
[4]	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	9,663	10,316
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	30,571	33,356
[4]	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	21,620	23,082
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,922	13,142
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	38,870
[4]	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	11,921	13,245
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	39,667	43,724
[4]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	24,391
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	11,974	13,267
[4]	COMM 2015-CCRE27 Mortgage Trust	4.456%	10/10/48	8,118	8,384
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	9,930	10,741

4

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	42,350	45,925
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.349%	8/15/48	10,600	9,751
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	41,832	46,343
[4]	CSAIL 2016-C5 Commercial Mortgage Trust	4.572%	11/15/48	7,660	7,273
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	57,943	63,922
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	15,680	17,335
[4,7]	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	12,480	12,766
[4]	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	31,390	37,749
[4]	DBJPM 16-C1 Mortgage Trust	3.347%	5/10/49	2,050	1,840
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	21,940	24,473
[4,6,7]	DELAM 2018-1, 1M USD LIBOR + 0.700%	0.887%	11/19/25	18,960	18,945
[4,7]	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	8,550	8,798
[4,7]	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	24,900	25,416
[4,7]	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	24,750	25,914
[4,7]	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	27,810	28,426
[4,7]	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	25,700	26,213
[4,7]	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	14,700	15,102
[4,7]	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	15,719	16,021
[4,7]	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	14,864	15,066
[4]	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,461	1,483
[4]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	5,124	5,153
[4]	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	28,740	29,788
[4]	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	18,124	18,289
[4]	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	16,140	16,599
[4]	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	7,501	7,539
[4]	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	28,750	29,460
[4]	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	26,460	27,812
[4]	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	15,870	16,537
[4]	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	13,810	14,002
[4]	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	6,950	7,029
[4]	Drive Auto Receivables Trust 2020-2	2.280%	8/17/26	5,790	5,913
[4]	Drive Auto Receivables Trust 2020-2	3.050%	5/15/28	6,160	6,353
[4,6,7]	Edsouth Indenture No. 9 LLC 2015-1, 1M USD LIBOR + 0.800%	0.972%	10/25/56	12,656	12,317
[4,7]	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	7,662	8,001
[4,7]	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	15,491	16,110
[4,7]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	6,849	6,962
[4,7]	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/20/24	13,690	14,316
[4,7]	Enterprise Fleet Financing LLC Series 2020-1	1.780%	12/22/25	75,900	76,935
[4,7]	Enterprise Fleet Financing LLC Series 2020-1	1.860%	12/22/25	15,000	15,382
[4,7]	Fair Square Issuance Trust FSIT 2020-A	2.900%	9/20/24	14,400	14,383
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities 2019-R07, 1M USD LIBOR + 0.770%	0.942%	10/25/39	3,679	3,678
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities 2020-R02, 1M USD LIBOR + 0.750%	0.922%	1/25/40	63,170	62,957
[4,5]	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	19,200	21,210
[4]	First Horizon Mortgage Pass-Through Trust 2006-AR3	3.433%	11/25/36	3,092	2,466
[4]	First Horizon Mortgage Pass-Through Trust 2006-AR4	3.981%	1/25/37	5,651	4,206
[4]	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	25,150	25,736
[4]	Ford Credit Auto Lease Trust 2020-B	1.000%	11/15/23	14,470	14,475
[4]	Ford Credit Auto Lease Trust 2020-B	1.700%	2/15/25	9,840	9,844
[4,7]	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	31,835	32,947
[4,7]	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	6,826	6,956
[4,7]	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	13,976	14,113
[4,7]	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	7,305	7,571
[4,7]	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	87,670	93,564
[4,7]	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	32,080	33,867
[4,7]	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	19,600	20,897
[4,7]	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	16,295	17,150
[4,7]	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	11,266	12,157
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	26,820	28,217
[4]	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	10,330	10,868
[4]	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	10,980	11,406

5

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	21,100	21,817
[4,7]	Ford Credit Auto Owner Trust 2020-1	2.290%	8/15/31	20,070	20,354
[4,7]	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	24,724	24,528
[4]	Ford Credit Auto Owner Trust 2020-B	1.190%	1/15/26	15,500	15,574
[4]	Ford Credit Auto Owner Trust 2020-B	2.040%	12/15/26	8,650	8,692
[4]	Ford Credit Floorplan Master Owner Trust 2019-A	2.440%	9/15/26	742	777
[4]	Ford Credit Floorplan Master Owner Trust A 2019-3	2.230%	9/15/24	15,159	15,570
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	24,890	25,323
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-3	3.520%	10/15/23	28,175	28,993
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	45,500	47,033
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.250%	4/15/26	7,753	8,070
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-3	2.420%	9/15/24	3,470	3,509
[4,5,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.723%	2/25/48	3,532	3,511
[4,5,6,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA1, 1M USD LIBOR + 0.700%	0.872%	1/25/50	8,262	8,252
[4,5,6,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA2, 1M USD LIBOR + 0.750%	0.922%	2/25/50	55,101	54,825
[4,5,6,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA1, 1M USD LIBOR + 0.750%	0.922%	1/25/50	4,934	4,926
[4]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	10,220	10,415
[4]	GM Financial Automobile Leasing Trust 2020-1	1.840%	12/20/23	14,540	14,802
[4]	GM Financial Automobile Leasing Trust 2020-1	2.040%	12/20/23	9,700	9,643
[4]	GM Financial Automobile Leasing Trust 2020-1	2.280%	6/20/24	6,680	6,688
[4]	GM Financial Automobile Leasing Trust 2020-2	1.560%	7/22/24	5,420	5,497
[4]	GM Financial Automobile Leasing Trust 2020-2	2.560%	7/22/24	4,545	4,701
[4]	GM Financial Automobile Leasing Trust 2020-2	3.210%	12/20/24	6,470	6,649
[4,7]	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	2,650	2,692
[4]	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	7,250	7,587
[4]	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	6,690	7,080
[4]	GM Financial Consumer Automobile 2019-4	1.750%	7/16/24	10,780	10,980
[4]	GM Financial Consumer Automobile 2019-4	1.760%	1/16/25	5,070	5,219
[4]	GMACM Mortgage Loan Trust 2005-AR6	3.812%	11/19/35	1,113	1,002
[4,7]	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	13,920	14,262
[4,7]	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	77,760	83,279
[4,6,7]	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	0.809%	8/25/60	6,833	6,822
[4,7]	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	20,500	20,715
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	5,260	5,534
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.850%	2/16/26	13,200	13,334
[4,7]	GS Mortgage Securities Trust 2010-C2	5.179%	12/10/43	3,530	3,526
[4,7]	GS Mortgage Securities Trust 2011-GC3	5.566%	3/10/44	2,280	2,279
[4,7]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	32,716	33,028
[4,7]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	35,952
[4,7]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,034
[4]	GS Mortgage Securities Trust 2012-GCJ7	5.704%	5/10/45	7,150	6,837
[4]	GS Mortgage Securities Trust 2013-GC13	4.051%	7/10/46	22,934	24,826
[4,7]	GS Mortgage Securities Trust 2013-GC13	4.084%	7/10/46	5,650	5,453
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	13,060	13,698
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,159
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	4,954	5,136
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	22,020	23,131
[4]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	53,339
[4]	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	43,873	47,648
[4]	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	1,410	1,509
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	33,925	37,254
[4]	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	14,227

6

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	10,665	9,434
[4]	GS Mortgage Securities Trust 2014-GC24	4.532%	9/10/47	17,556	14,913
[4]	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	19,370	20,682
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	16,700	18,208
[4]	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	39,656	42,555
[4]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	35,733	38,752
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	12,225	13,305
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,636	5,151
[4]	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	10,140	10,941
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	17,922	19,755
[4]	GS Mortgage Securities Trust 2015-GC34	4.650%	10/10/48	12,080	11,883
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,930	12,769
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	13,006	14,538
[4]	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	8,565	10,188
[4]	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	4,990	5,781
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	3,920	4,404
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	14,800	16,497
[4]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	4,625	5,130
[4,7]	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	24,857	25,440
[4,7]	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	17,511	15,869
[4]	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	40,800	41,635
[4]	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	9,060	9,405
[4]	Harley-Davidson Motorcycle Trust 2020-A	1.870%	10/15/24	25,690	26,226
[4]	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	8,270	8,545
[4,7]	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	20,446	20,660
[4,7]	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	4,599	4,594
[4,7]	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	10,021	10,010
[4,7]	Hilton USA Trust 2016-HHV	3.719%	11/5/38	3,950	4,150
[4]	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	5,460	5,667
[4]	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	7,720	8,091
[4]	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	7,470	7,824
[4]	Honda Auto Receivables 2019-3 Owner Trust	1.850%	8/15/25	12,600	12,997
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	23,040	23,772
[4,7]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	40,670	41,378
[4,7]	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	2,300	2,339
[4,7]	HPEFS Equipment Trust 2019-1	2.320%	9/20/29	6,820	6,937
[4,7]	HPEFS Equipment Trust 2019-1	2.490%	9/20/29	3,800	3,843
[4,7]	HPEFS Equipment Trust 2019-1	2.720%	9/20/29	1,700	1,709
[4,7]	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	20,400	20,783
[4,7]	HPEFS Equipment Trust 2020-1A	1.890%	2/20/30	8,400	8,534
[4,7]	Hudson Yards 2019-30HY	3.228%	7/10/39	11,750	13,248
[4,7]	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	12,115
[4]	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	5,655	5,964
[4]	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	44,700	45,797
[4]	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	12,600	13,094
[4]	Hyundai Auto Receivables Trust 2019-B	2.210%	4/15/25	3,600	3,763
[4]	Hyundai Auto Receivables Trust 2020-B	0.940%	12/15/25	3,870	3,875
[4]	Hyundai Auto Receivables Trust 2020-B	1.600%	12/15/26	4,840	4,860
[4,7]	Hyundai Floorplan Master Owner Trust Series 2019-1A	2.680%	4/15/24	17,400	17,793
[4,6,7]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 0.850%	1.025%	12/17/36	26,613	26,269
[4,6,7]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 1.150%	1.325%	12/17/36	9,957	9,850
[4,6,7]	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.700%	0.881%	3/17/37	36,775	36,023
[4,6,7]	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.950%	1.131%	3/17/37	9,890	9,689
[4,7]	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	14,791	15,407
[4,7]	Jackson Park Trust 2019-LIC	2.766%	10/14/39	17,540	18,756
[4]	John Deere Owner Trust 2018-B	3.230%	6/16/25	10,350	10,757
[4]	John Deere Owner Trust 2019-B	2.320%	5/15/26	9,460	9,858
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	4.070%	11/15/43	1,466	1,468

7

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.649%	11/15/43	6,225	6,206
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.649%	11/15/43	7,100	7,078
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	17,165	17,293
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.425%	8/15/46	4,100	4,224
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	2,778	2,797
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	12,691	13,134
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	9,543	9,818
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,053
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	28,174
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	5,428	5,553
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	31,910	32,847
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	13,421	14,404
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	4.078%	1/15/46	9,350	9,373
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	6,171	6,448
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	2,330	2,495
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	14,880	16,202
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,452
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.962%	12/15/46	21,150	22,481
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.027%	12/15/46	9,770	9,753
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	15,186	15,835
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	23,626	24,553
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	18,116	19,626
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	27,470	31,291
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.224%	7/15/50	16,690	18,455
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	24,297	27,408
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	10,675	12,056
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	17,866	18,974
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.039%	7/15/45	7,520	7,951
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	10,655	11,084
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	13,870	14,951
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	2,539	2,656
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	27,200	29,591

8

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.927%	11/15/45	17,820	18,860
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	5.199%	11/15/45	13,495	13,463
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	22,860	24,979
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	28,340	30,776
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	12,950	13,690
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.810%	2/15/47	13,200	13,710
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.810%	2/15/47	5,850	5,768
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	1,975	2,150
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	10,982	11,864
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	28,373	30,385
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	48,489	52,895
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	17,150	18,357
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.551%	7/15/48	23,680	25,837
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	51,660	57,632
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	15,901	17,389
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	21,082	23,377
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	12,364	13,561
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	22,187	24,851
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	6,430	7,061
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	5,693	6,419
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	8,500	10,032
[4,7]	Kubota Credit Owner Trust 2018-1	3.210%	1/15/25	5,840	6,058
[4,6,7]	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	0.778%	12/22/69	16,443	16,442
[4,6]	Lanark Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	0.778%	12/22/69	7,577	7,524
[4,7]	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	9,405	9,550
[4,7]	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	20,492	20,994
[4,7]	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	18,640	18,736
[4]	MASTR Adjustable Rate Mortgages Trust 2004-3	3.530%	4/25/34	342	313
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	16,940	17,301
[4]	Mercedes-Benz Auto Receivables Trust 2019-1	2.040%	1/15/26	17,140	17,805
[4,7]	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	63,730	65,158
[4]	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2	1.867%	2/25/33	515	486
[4]	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4	3.734%	7/25/33	279	265
[4,7]	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	20,773	21,196
[4,7]	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,680	7,000
[4,7]	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,580	3,897
[4,7]	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	6,400	6,948
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	21,548	22,223

9

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	2,000	2,062
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	4,726	4,854
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV	3.277%	10/15/30	34,485	28,330
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	28,493	30,594
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	3,372	3,187
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	8,093	8,531
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.153%	8/15/46	24,216	26,174
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	4,773	4,941
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,830	4,117
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	8,300	8,997
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	6,400	6,614
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	2,940	3,013
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	27,425	28,769
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	16,600	17,872
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	17,500	18,792
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	36,290	39,318
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	11,920	13,048
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.907%	4/15/47	1,895	1,853
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	21,398	23,277
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	9,540	10,149
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.336%	6/15/47	22,920	24,151
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.769%	6/15/47	12,300	9,311
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	16,794	18,181
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	4.011%	8/15/47	7,460	7,935
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	13,400	14,658
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	15,378	16,096
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	23,220	25,062
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	19,812	20,515
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	37,941	40,491
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	9,540	10,291
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	18,458	20,485
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.479%	5/15/48	20,280	22,257

10

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	8,498	9,423
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	28,089	30,748
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	4.746%	5/15/49	2,210	2,038
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	62,449	70,383
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	19,660	22,058
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,350
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,530
[4,7]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,287	17,294
[4,7]	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	30,189
[4,7]	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	25,027
[4,7]	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	28,264	30,340
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	41,942	46,429
[4]	Morgan Stanley Capital I Trust 2015-UBS8	4.584%	12/15/48	11,440	9,226
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	11,960	13,044
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	22,321	23,937
[4]	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	20,170	22,319
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	5,420	5,938
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	6,765	7,636
[4]	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	4,440	5,123
[4]	Morgan Stanley Mortgage Loan Trust 2006-8AR	3.226%	6/25/36	2,755	2,559
[4,6,7]	Motor plc 2017-1A, 1M USD LIBOR + 0.530%	0.702%	9/25/24	1,707	1,708
[4,6,7]	Navient Student Loan Trust 2016-2, 1M USD LIBOR + 1.050%	1.222%	6/25/65	966	966
[4,6,7]	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	1.022%	6/25/65	1,104	1,104
[4,6,7]	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	0.922%	3/25/66	25,938	25,854
[4,7]	Navient Student Loan Trust 2017-A	2.880%	12/16/58	14,398	14,727
[4,7]	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	12,505	12,564
[4,7]	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	12,954	13,471
[4,7]	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	63,650	66,430
[4,7]	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	54,450	56,214
[4,7]	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	38,720	41,338
[4,7]	Navient Student Loan Trust 2019-B	3.390%	12/15/59	17,930	18,971
[6]	New Mexico Educational Assistance Foundation, 1M USD LIBOR + 0.700%	0.871%	1/2/25	7,251	7,231
[4]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	14,440	14,652
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.160%	12/16/24	10,430	10,947
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	7,290	7,706
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	20,100	21,202
[4,7]	One Bryant Park 2019 - OBP A	2.516%	9/15/54	17,640	18,781
[4,7]	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	5,979
[4,6,7]	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	1.057%	1/16/60	11,063	11,021
[4,6,7]	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	1.187%	6/20/60	7,366	7,308
[4,6,7]	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	1.137%	8/18/60	5,505	5,481
[4,6,7]	Permanent Master Issuer plc 2018-1A, 3M USD LIBOR + 0.380%	0.655%	7/15/58	3,050	3,046
[4,7]	PFS Financing Corp. 2017-D	2.400%	10/17/22	21,050	21,122
[4,7]	PFS Financing Corp. 2020-A	1.270%	6/15/25	29,400	29,634
[4,7]	PFS Financing Corp. 2020-B	1.210%	6/15/24	17,600	17,699
[4,6,7]	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR + 0.950%	1.122%	11/25/65	20,840	20,356
[4,7]	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	15,511	15,575
[4,7]	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	4,030	4,060
[4,7]	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	17,796	17,994
[4,7]	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	2,220	2,246

11

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	23,335	24,058
[4,7]	Progress Residential 2020-SFR2 Trust	2.078%	6/18/37	3,717	3,798
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	5,486	5,705
[4,6,7]	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.988%	11/10/49	13,578	13,537
[4,6,7]	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.014%	12/5/59	12,484	12,439
[4,6,7]	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	1.038%	4/10/50	2,810	2,795
[4]	RFMSI Series 2006-SA2 Trust	4.771%	8/25/36	8,388	7,140
[4]	RFMSI Series 2006-SA3 Trust	5.082%	9/25/36	3,361	2,843
[4]	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	2,563	2,573
[4]	Santander Drive Auto Receivables Trust 2018-1	2.960%	3/15/24	21,070	21,237
[4]	Santander Drive Auto Receivables Trust 2018-1	3.320%	3/15/24	19,330	19,803
[4]	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	40,900	42,651
[4]	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	21,750	22,985
[4]	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	35,530	36,719
[4]	Santander Drive Auto Receivables Trust 2020-2	0.960%	11/15/24	9,560	9,565
[4]	Santander Drive Auto Receivables Trust 2020-2	1.460%	9/15/25	18,750	18,786
[4]	Santander Drive Auto Receivables Trust 2020-2	2.220%	9/15/26	25,830	25,932
[4,7]	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	21,865	22,057
[4,7]	Santander Retail Auto Lease Trust 2020-A	1.740%	7/20/23	102,700	104,422
[4,7]	Santander Retail Auto Lease Trust 2020-A	1.760%	3/20/24	29,990	30,805
[4,7]	Santander Retail Auto Lease Trust 2020-A	2.520%	11/20/24	15,340	15,034
[4,7]	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	5,360	5,488
[4,7]	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	6,450	6,648
[4,7]	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	2,216	2,219
[4,7]	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	4,100	4,159
[4]	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	3,397	3,403
[4,7]	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	7,209	7,325
[4,6,7]	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	1.625%	2/17/32	6,766	6,797
[4,6,7]	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	1.275%	9/15/34	7,763	7,719
[4,6,7]	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	1.075%	9/15/34	10,666	10,555
[4,7]	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	14,825	15,200
[4,7]	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	49,876	52,021
[4,7]	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	19,596	20,328
[4,7]	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	23,926	24,875
[4,7]	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	3,558	3,597
[4,7]	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	3,310	3,321
[4,7]	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	4,074	4,126
[4,6,7]	SoFi Professional Loan Program 2016-D LLC, 1M USD LIBOR + 0.950%	1.122%	1/25/39	1,202	1,191
[4,7]	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	1,256	1,270
[4,7]	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	8,390	8,519
[4,6,7]	SoFi Professional Loan Program 2017-C LLC, 1M USD LIBOR + 0.600%	0.772%	7/25/40	677	674
[4,7]	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	9,044	9,251
[4,7]	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	14,840	15,085
[4,7]	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	11,278	11,533
[4,7]	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	2,740	2,740
[4,7]	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	15,490	15,957
[4,7]	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	27,178	28,034
[4,7]	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	34,620	36,495
[4,7]	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	41,350	43,406
[4,7]	SoFi Professional Loan Program 2019-B LLC	3.090%	8/17/48	16,050	16,744
[4,7]	SoFi Professional Loan Program 2020-A LLC	2.060%	5/15/46	45,716	46,077
[4,7]	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	12,631	13,078
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	10,280	10,574
[4]	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	45,993	47,317
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.950%	5/15/24	10,715	10,768
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	66,395	68,682

12

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	9,688	9,884
[4]	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	13,000	13,177
[4,7]	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	8,297	8,692
[4,7]	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,291	5,595
[4,7]	Tesla Auto Lease Trust 2018-A	2.160%	10/20/22	45,600	46,737
[4,7]	Tesla Auto Lease Trust 2018-A	2.200%	11/21/22	11,600	11,952
[4,7]	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	10,750	11,053
[4,7]	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	10,340	10,612
[4,7]	Tesla Auto Lease Trust 2020-A	0.780%	12/20/23	3,620	3,619
[4,7]	Tesla Auto Lease Trust 2020-A	1.180%	1/22/24	5,960	5,959
[4,7]	Tesla Auto Lease Trust 2020-A	1.680%	2/20/24	3,000	3,000
[4,7]	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	10,008	10,205
[4,7]	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	3,337	3,355
[4,7]	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	6,913	7,061
[4,7]	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	2,059	2,104
[4,7]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	24,260	25,937
[4,7]	Toyota Auto Loan Extended Note Trust 2019-1	2.560%	11/25/31	2,640	2,819
[4,7]	Toyota Auto Loan Extended Note Trust 2020-1	1.350%	5/25/33	41,600	42,698
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	7,287	7,468
[4]	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	4,880	5,158
[4]	Toyota Auto Receivables 2019-C Owner Trust	1.910%	9/15/23	19,050	19,475
[4]	Toyota Auto Receivables 2019-D Owner Trust	1.990%	2/18/25	9,410	9,792
[4]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	29,200	30,162
[4,7]	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	49,490	50,024
[4,7]	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	21,060	22,231
[4,7]	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	1,436	1,431
[4,7]	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	25,658	25,665
[4]	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,296
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	26,115	29,748
[4]	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	5,849	6,503
[4,7]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	25,038	25,976
[4]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	9,054	9,377
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	7,560	7,883
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	2,304	2,353
[4]	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	12,220	12,385
[4,7]	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	15,335	15,754
[4,7]	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	5,945	5,984
[4]	Verizon Owner Trust 2020-A	1.850%	7/22/24	83,526	85,752
[4]	Verizon Owner Trust 2020-A	1.980%	7/22/24	16,635	16,768
[4,7]	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,561	13,977
[4,7]	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,144
[4,7]	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	3,270	3,270
[4,7]	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	2,450	2,438
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	6,970	7,236
[4]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	8,910	9,359
[4]	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 Trust	4.016%	1/25/33	93	86
[4]	WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust	2.681%	8/25/33	336	324
[4]	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust	4.302%	9/25/33	601	566
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	26,438	27,239
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	1,650	1,697
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	5,435	5,672
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	35,662	38,455
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.276%	7/15/46	4,906	5,198
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	33,030	35,805
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	7,100	7,572
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.322%	8/15/50	12,250	12,889
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.458%	8/15/50	6,830	6,607
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	31,300	34,043
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	31,074	33,247
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	55,212	60,988
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	4.216%	6/15/48	12,420	12,039

13

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.411%	9/15/58	20,694	22,692
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	20,610	22,871
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.067%	9/15/58	17,222	18,908
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.498%	9/15/58	11,490	11,263
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	23,212	25,883
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	8,550	9,398
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.536%	9/15/58	14,300	14,011
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	8,255	8,796
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	35,600	39,368
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	9,590	10,605
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	15,680	17,657
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	5,750	6,305
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	45,250	51,209
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	39,807	44,813
[4]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	12,935	14,708
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	7,660	8,633
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.514%	3/15/51	5,973	5,534
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	14,035	16,538
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	22,110	25,562
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	17,740	21,290
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	6,553	7,542
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	7,894	9,064
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	10,300	11,684
[4]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	18,770	21,143
[4]	Wells Fargo Mortgage Backed Securities 2006-AR14 Trust	4.524%	10/25/36	4,405	4,090
[4,7]	Wendys Funding LLC 2018-1	3.573%	3/15/48	6,328	6,533
[4,7]	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	35,485	34,333
[4,7]	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,142	11,300
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	10,955	11,306
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,800	12,065
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,207
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,491	4,609
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	21,367	21,936
[4]	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,955
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	2,230	2,301
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	13,617	14,122
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	14,980	16,068
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	14,650	15,974
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	2,390	2,484
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	9,770	10,577
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	4,749	4,936
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	27,830	30,375
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.688%	12/15/46	5,775	6,180
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	19,900	21,386
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	23,553	25,767
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	22,461	24,307
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.378%	5/15/47	11,110	11,657
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.513%	5/15/47	4,500	3,933
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	1,706	1,811
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	45,404	49,325
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.891%	8/15/47	7,130	7,713
[4]	WFRBS Commercial Mortgage Trust 2014-C21	4.234%	8/15/47	12,290	11,781
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	12,363	13,256
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	10,655	11,749
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	17,438	18,965
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	2,690	2,870
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	37,269	40,668
[4]	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	8,670	8,931
[4]	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,660	3,902
[4]	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,060	6,432
[4]	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	5,210	5,467
[4]	World Omni Auto Receivables Trust 2020-B	1.220%	3/16/26	4,350	4,365

14

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Automobile Lease Securitization Trust 2019-B	2.030%	11/15/22	33,750	34,459
[4]	World Omni Automobile Lease Securitization Trust 2019-B	3.240%	7/15/24	7,630	7,783
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,516,902)					10,931,519
Corporate Bonds (69.7%)
Finance (28.3%)
	Banking (24.1%)
[8]	ABN AMRO Bank NV	6.375%	4/27/21	14,550	17,908
	Ally Financial Inc.	4.125%	2/13/22	7,230	7,501
	Ally Financial Inc.	4.625%	5/19/22	4,800	5,058
	Ally Financial Inc.	5.750%	11/20/25	4,850	5,474
	American Express Co.	3.700%	11/5/21	72,400	75,202
	American Express Co.	2.750%	5/20/22	34,000	35,321
	American Express Co.	3.700%	8/3/23	168,248	183,183
	American Express Co.	3.400%	2/22/24	19,400	21,196
	American Express Co.	2.500%	7/30/24	47,390	50,547
	American Express Credit Corp.	2.250%	5/5/21	5,978	6,055
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	37,465	39,348
[4,7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	14,550	15,083
[6,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	2.798%	5/17/26	8,750	6,318
[7]	Banco Santander Chile	2.500%	12/15/20	82,290	82,544
	Banco Santander SA	3.125%	2/23/23	20,400	21,429
	Banco Santander SA	2.706%	6/27/24	78,400	83,610
	Banco Santander SA	2.746%	5/28/25	38,040	40,146
[6,9]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.750%	1/19/23	14,400	10,203
[7]	Banco Votorantim SA	4.375%	7/29/25	3,971	3,976
[4]	Bank of America Corp.	2.328%	10/1/21	83,670	83,928
[4]	Bank of America Corp.	2.738%	1/23/22	34,000	34,358
[4,8]	Bank of America Corp.	0.736%	2/7/22	14,550	17,190
[4]	Bank of America Corp.	3.499%	5/17/22	58,972	60,297
[4]	Bank of America Corp.	3.124%	1/20/23	44,075	45,619
[4]	Bank of America Corp.	2.816%	7/21/23	19,500	20,320
[4]	Bank of America Corp.	3.004%	12/20/23	99,768	104,955
	Bank of America Corp.	4.125%	1/22/24	48,795	54,442
[4]	Bank of America Corp.	3.550%	3/5/24	156,731	167,644
	Bank of America Corp.	4.000%	4/1/24	14,195	15,853
[4]	Bank of America Corp.	3.864%	7/23/24	23,000	25,060
	Bank of America Corp.	4.200%	8/26/24	15,240	16,991
	Bank of America Corp.	4.000%	1/22/25	14,900	16,639
[4]	Bank of America Corp.	3.458%	3/15/25	9,700	10,597
[4]	Bank of America Corp.	2.456%	10/22/25	19,250	20,388
[4]	Bank of America Corp.	3.366%	1/23/26	6,133	6,769
[4]	Bank of America Corp.	2.015%	2/13/26	24,350	25,357
[4]	Bank of America Corp.	1.319%	6/19/26	47,655	48,191
	Bank of Montreal	2.900%	3/26/22	41,265	42,974
	Bank of Montreal	3.300%	2/5/24	134,729	146,945
[4]	Bank of Montreal	4.338%	10/5/28	12,230	13,117
	Bank of New York Mellon Corp.	1.950%	8/23/22	5,000	5,163
	Bank of New York Mellon Corp.	1.850%	1/27/23	31,320	32,373
	Bank of New York Mellon Corp.	2.950%	1/29/23	21,560	22,889
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	4,850	5,037
	Bank of New York Mellon Corp.	3.450%	8/11/23	80,977	88,305
	Bank of New York Mellon Corp.	3.650%	2/4/24	16,500	18,180
	Bank of New York Mellon Corp.	3.400%	5/15/24	19,330	21,379
	Bank of New York Mellon Corp.	2.100%	10/24/24	1,300	1,380
	Bank of New York Mellon Corp.	3.000%	2/24/25	9,200	10,131
	Bank of New York Mellon Corp.	1.600%	4/24/25	37,300	38,943
	Bank of Nova Scotia	1.950%	2/1/23	103,170	106,532
	Bank of Nova Scotia	2.200%	2/3/25	48,440	51,257

15

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	1.300%	6/11/25	26,610	27,154
[10]	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	17,600	23,301
[7]	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	27,015	28,103
[7]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	44,250	45,743
[7]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	69,105	75,101
[10]	Barclays Bank plc	10.000%	5/21/21	47,365	66,325
	Barclays plc	3.684%	1/10/23	4,260	4,416
[4]	Barclays plc	4.610%	2/15/23	11,150	11,729
[4]	Barclays plc	3.932%	5/7/25	36,000	39,244
[4]	Barclays plc	2.852%	5/7/26	48,500	51,218
[4,7]	BNP Paribas SA	2.819%	11/19/25	16,945	17,977
[4,7]	BNP Paribas SA	2.219%	6/9/26	16,200	16,841
	BPCE SA	2.750%	12/2/21	12,727	13,110
[7]	BPCE SA	2.375%	1/14/25	25,750	26,955
[6,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.202%	4/26/23	21,540	15,526
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	29,145	30,360
[4]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	23,183	24,041
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	121,780	133,085
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	27,720	29,920
[4]	Capital One Bank USA NA	2.014%	1/27/23	67,900	69,143
	Capital One Financial Corp.	3.050%	3/9/22	38,860	40,259
	Capital One Financial Corp.	2.600%	5/11/23	33,865	35,512
	Capital One NA	2.250%	9/13/21	15,602	15,868
	Capital One NA	2.150%	9/6/22	9,590	9,875
[4]	Citibank NA	2.844%	5/20/22	14,500	14,762
	Citibank NA	3.650%	1/23/24	1,513	1,671
[6,9]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.840%	5/20/22	13,800	9,889
	Citigroup Inc.	4.500%	1/14/22	8,760	9,265
[8]	Citigroup Inc.	0.500%	1/29/22	9,705	11,519
	Citigroup Inc.	2.750%	4/25/22	66,150	68,551
[4]	Citigroup Inc.	2.312%	11/4/22	62,640	63,878
[4]	Citigroup Inc.	3.142%	1/24/23	64,332	66,505
[4]	Citigroup Inc.	2.876%	7/24/23	47,810	49,852
[4]	Citigroup Inc.	1.678%	5/15/24	16,110	16,533
[4]	Citigroup Inc.	4.044%	6/1/24	50,475	54,874
	Citigroup Inc.	3.750%	6/16/24	1,800	1,997
[4]	Citigroup Inc.	3.352%	4/24/25	9,700	10,559
	Citigroup Inc.	3.300%	4/27/25	11,650	12,916
	Citigroup Inc.	4.400%	6/10/25	6,310	7,162
[4]	Citigroup Inc.	3.106%	4/8/26	34,290	37,277
	Citigroup Inc.	3.200%	10/21/26	7,025	7,823
[6,9]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.550%	1.649%	5/4/21	37,163	26,736
[6,9]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.720%	1.822%	10/27/23	5,800	4,221
	Citizens Bank NA	3.250%	2/14/22	38,875	40,335
[7]	Commonwealth Bank of Australia	2.750%	3/10/22	36,895	38,281
[7]	Commonwealth Bank of Australia	2.500%	9/18/22	74,768	77,967
[7]	Commonwealth Bank of Australia	3.450%	3/16/23	62,409	67,196
[7]	Commonwealth Bank of Australia	3.350%	6/4/24	53,765	59,054
[6,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	2.750%	6/3/26	3,200	2,311
	Cooperatieve Rabobank UA	2.750%	1/10/22	650	671
	Cooperatieve Rabobank UA	3.875%	2/8/22	3,000	3,156
	Cooperatieve Rabobank UA	2.750%	1/10/23	60,100	63,345
[7]	Cooperatieve Rabobank UA	3.875%	9/26/23	76,820	84,243
	Cooperatieve Rabobank UA	4.625%	12/1/23	76,000	84,019
[7]	Cooperatieve Rabobank UA	2.625%	7/22/24	19,390	20,660
	Credit Suisse AG	3.000%	10/29/21	4,650	4,799
	Credit Suisse AG	2.100%	11/12/21	51,145	52,257
	Credit Suisse AG	2.800%	4/8/22	55,350	57,470
	Credit Suisse AG	1.000%	5/5/23	30,750	31,060
[7]	Credit Suisse Group AG	3.574%	1/9/23	31,845	33,010
[4,7]	Credit Suisse Group AG	4.207%	6/12/24	62,630	67,835
[4,7]	Credit Suisse Group AG	2.193%	6/5/26	12,680	13,029

16

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,9]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.351%	3/8/24	9,240	6,552
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	60,290	60,844
[8]	Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	9,705	11,663
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	45,155	48,738
[7]	Danske Bank A/S	2.750%	9/17/20	14,773	14,800
[7]	Danske Bank A/S	2.000%	9/8/21	25,872	26,286
[8]	Danske Bank A/S	1.375%	5/24/22	9,705	11,631
[4,7]	Danske Bank A/S	3.001%	9/20/22	39,000	39,741
[7]	Danske Bank A/S	3.875%	9/12/23	34,000	36,444
	Discover Bank	4.200%	8/8/23	27,450	30,204
[7]	DNB Bank ASA	2.150%	12/2/22	48,500	50,335
	Fifth Third Bancorp	3.650%	1/25/24	29,100	31,937
	Fifth Third Bank	2.875%	10/1/21	17,095	17,548
	Fifth Third Bank	1.800%	1/30/23	27,200	28,025
	First Republic Bank	2.500%	6/6/22	94,470	97,242
[4]	First Republic Bank	1.912%	2/12/24	29,621	30,485
	Goldman Sachs Group Inc.	2.750%	9/15/20	26,455	26,471
	Goldman Sachs Group Inc.	2.600%	12/27/20	26,170	26,399
	Goldman Sachs Group Inc.	2.875%	2/25/21	129,009	130,570
	Goldman Sachs Group Inc.	2.350%	11/15/21	9,625	9,674
	Goldman Sachs Group Inc.	5.750%	1/24/22	27,568	29,674
	Goldman Sachs Group Inc.	3.000%	4/26/22	60,810	61,866
[8]	Goldman Sachs Group Inc.	1.375%	7/26/22	9,705	11,701
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	76,930	78,887
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	48,238	50,097
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	5,100	5,311
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	67,970
	Goldman Sachs Group Inc.	4.000%	3/3/24	14,800	16,419
	Goldman Sachs Group Inc.	3.850%	7/8/24	44,517	49,212
	Goldman Sachs Group Inc.	3.500%	1/23/25	9,705	10,684
	Goldman Sachs Group Inc.	3.500%	4/1/25	42,000	46,499
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	70,036	76,315
[6,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.298%	5/16/23	19,370	13,879
[6,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	1.471%	9/8/21	19,280	13,880
	HSBC Holdings plc	2.950%	5/25/21	61,405	62,650
	HSBC Holdings plc	2.650%	1/5/22	75,105	77,345
	HSBC Holdings plc	4.000%	3/30/22	9,700	10,240
[4]	HSBC Holdings plc	3.262%	3/13/23	73,945	76,631
	HSBC Holdings plc	3.600%	5/25/23	13,595	14,606
[4]	HSBC Holdings plc	3.033%	11/22/23	82,110	85,805
[11]	HSBC Holdings plc	3.196%	12/5/23	48,400	38,162
[4]	HSBC Holdings plc	3.950%	5/18/24	59,439	64,019
[4]	HSBC Holdings plc	3.803%	3/11/25	48,605	52,659
[4]	HSBC Holdings plc	2.633%	11/7/25	19,750	20,625
[4]	HSBC Holdings plc	2.099%	6/4/26	49,370	50,481
[6,9]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.198%	2/16/24	4,800	3,381
	Huntington Bancshares Inc.	4.350%	2/4/23	8,800	9,455
	Huntington National Bank	2.500%	8/7/22	77,538	80,566
	Huntington National Bank	3.550%	10/6/23	61,415	67,017
[7]	ING Bank NV	2.050%	8/15/21	10,000	10,163
	ING Groep NV	3.550%	4/9/24	4,800	5,248
[7]	Intesa Sanpaolo SPA	3.250%	9/23/24	48,310	50,466
	JPMorgan Chase & Co.	2.295%	8/15/21	5,427	5,433
	JPMorgan Chase & Co.	4.500%	1/24/22	12,102	12,826
[4]	JPMorgan Chase & Co.	3.514%	6/18/22	110,850	113,765
[8]	JPMorgan Chase & Co.	2.750%	8/24/22	33,980	42,293
	JPMorgan Chase & Co.	3.250%	9/23/22	8,200	8,699
	JPMorgan Chase & Co.	2.972%	1/15/23	101,412	105,108
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	46,899	48,986
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	106,320	110,411

17

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.700%	5/18/23	44,265	46,827
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	69,475	74,893
	JPMorgan Chase & Co.	3.625%	5/13/24	23,710	26,313
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	29,050	29,648
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	15,069	16,406
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	49,940	55,168
	JPMorgan Chase & Co.	3.125%	1/23/25	4,850	5,318
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	113,528	122,937
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	98,300	103,829
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	39,050	40,758
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	26,475	27,730
	KeyBank NA	2.500%	11/22/21	5,765	5,922
	KeyBank NA	2.300%	9/14/22	14,580	15,120
[8]	Leeds Building Society	2.625%	4/1/21	14,600	17,482
[8]	Lloyds Banking Group plc	0.750%	11/9/21	14,550	17,272
[4]	Lloyds Banking Group plc	2.858%	3/17/23	19,250	19,897
[4]	Lloyds Banking Group plc	1.326%	6/15/23	33,890	33,959
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	58,553
[4]	Lloyds Banking Group plc	2.907%	11/7/23	112,735	117,808
	Lloyds Banking Group plc	3.900%	3/12/24	14,500	15,998
[4]	Lloyds Banking Group plc	3.870%	7/9/25	10,660	11,724
[9]	Macquarie Bank Ltd.	0.855%	6/21/22	54,720	39,369
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	1.750%	6/21/22	2,910	2,124
[9]	Macquarie Group Ltd.	3.250%	12/15/21	6,400	4,685
[4,7]	Macquarie Group Ltd.	3.189%	11/28/23	8,330	8,730
[4]	Macquarie Group Ltd.	3.189%	11/28/23	29,040	30,436
[6,9]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.250%	12/15/22	33,920	24,237
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	21,660	22,442
[6]	Manufacturers & Traders Trust Co., 3M USD LIBOR + 0.640%	0.990%	12/1/21	9,755	9,754
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	60,940	63,461
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	63,990	66,504
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	35,723	37,170
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	98,645	107,162
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,775	9,240
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	48,925	53,122
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	26,340	28,166
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	76,650	80,457
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	25,135	25,465
[7]	Mizuho Bank Ltd.	2.950%	10/17/22	11,772	12,334
	Mizuho Financial Group Inc.	2.273%	9/13/21	15,995	16,308
	Mizuho Financial Group Inc.	2.953%	2/28/22	24,663	25,589
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	58,200	60,245
[4]	Mizuho Financial Group Inc.	1.241%	7/10/24	41,950	42,074
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	19,200	19,910
	Morgan Stanley	2.500%	4/21/21	12,000	12,191
	Morgan Stanley	5.500%	7/28/21	26,000	27,316
	Morgan Stanley	2.625%	11/17/21	217,779	223,907
	Morgan Stanley	2.750%	5/19/22	100,468	104,470
	Morgan Stanley	4.875%	11/1/22	22,234	24,174
	Morgan Stanley	3.125%	1/23/23	151,394	160,988
	Morgan Stanley	3.750%	2/25/23	24,275	26,232
	Morgan Stanley	4.100%	5/22/23	33,000	35,937
[4]	Morgan Stanley	3.737%	4/24/24	7,770	8,381
	Morgan Stanley	3.875%	4/29/24	16,900	18,829
	Morgan Stanley	3.700%	10/23/24	13,860	15,465
[4]	Morgan Stanley	2.720%	7/22/25	110,850	118,300
	Morgan Stanley	4.000%	7/23/25	14,550	16,704
[4]	Morgan Stanley	2.188%	4/28/26	51,820	54,422
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,000	22,152
	MUFG Union Bank NA	3.150%	4/1/22	115,775	120,812
	MUFG Union Bank NA	2.100%	12/9/22	37,000	38,287

18

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	National Bank of Canada	2.150%	10/7/22	45,250	46,565
	National Bank of Canada	2.100%	2/1/23	42,000	43,302
[7]	Nationwide Building Society	2.000%	1/27/23	45,600	47,101
[4,7]	Nationwide Building Society	3.766%	3/8/24	6,900	7,351
	Natwest Group plc	6.125%	12/15/22	8,274	9,062
[4]	Natwest Group plc	3.498%	5/15/23	16,330	17,051
	Natwest Group plc	6.100%	6/10/23	18,295	20,245
	Natwest Group plc	3.875%	9/12/23	6,170	6,701
	Natwest Group plc	6.000%	12/19/23	14,669	16,522
[4]	Natwest Group plc	2.359%	5/22/24	9,680	9,970
[4]	Natwest Group plc	4.519%	6/25/24	9,700	10,578
[4]	Natwest Group plc	4.269%	3/22/25	63,840	70,103
[7]	Nordea Bank Abp	1.000%	6/9/23	18,450	18,642
[8]	Nykredit Realkredit A/S	0.250%	1/20/23	32,000	37,466
	PNC Bank NA	2.550%	12/9/21	37,330	38,247
	PNC Bank NA	2.625%	2/17/22	90,129	92,827
	PNC Bank NA	2.700%	11/1/22	42,647	44,646
[4]	PNC Bank NA	2.028%	12/9/22	25,610	26,140
[4]	PNC Bank NA	1.743%	2/24/23	33,680	34,339
	PNC Bank NA	3.800%	7/25/23	21,354	23,253
	PNC Bank NA	3.300%	10/30/24	62,880	69,802
	PNC Financial Services Group Inc.	2.854%	11/9/22	13,020	13,666
	PNC Financial Services Group Inc.	3.900%	4/29/24	7,900	8,779
	Regions Financial Corp.	2.750%	8/14/22	14,605	15,203
	Royal Bank of Canada	1.600%	4/17/23	42,300	43,622
	Royal Bank of Canada	3.700%	10/5/23	58,205	63,899
	Royal Bank of Canada	2.550%	7/16/24	145,403	155,994
	Royal Bank of Canada	2.250%	11/1/24	80,159	85,276
	Royal Bank of Canada	1.150%	6/10/25	16,650	16,920
	Santander Holdings USA Inc.	3.700%	3/28/22	78,501	81,347
	Santander Holdings USA Inc.	3.400%	1/18/23	58,410	61,141
	Santander Holdings USA Inc.	3.500%	6/7/24	12,000	12,771
	Santander Holdings USA Inc.	3.450%	6/2/25	12,660	13,520
[4]	Santander UK Group Holdings plc	3.373%	1/5/24	68,117	71,519
[4]	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	28,738
	Santander UK plc	3.750%	11/15/21	43,750	45,503
	Santander UK plc	2.100%	1/13/23	45,500	46,979
[7]	Santander UK plc	5.000%	11/7/23	4,328	4,746
	Santander UK plc	4.000%	3/13/24	56,870	63,026
	Santander UK plc	2.875%	6/18/24	18,895	20,279
[4,8]	Skandinaviska Enskilda Banken AB	2.500%	5/28/26	18,660	22,248
[4,7]	State Street Corp.	2.825%	3/30/23	14,250	14,767
	State Street Corp.	3.100%	5/15/23	9,600	10,290
[4]	State Street Corp.	3.776%	12/3/24	24,700	27,276
[4]	State Street Corp.	2.354%	11/1/25	42,084	44,872
[4,7]	State Street Corp.	2.901%	3/30/26	9,130	9,952
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	80,467	82,407
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	99,325	103,507
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	46,780	48,778
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	72,358	76,807
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	67,572	73,325
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	5,370	5,894
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	181,830	193,685
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	34,200	36,331
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	28,390	28,873
[6,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.301%	3/7/23	7,737	5,531
[6,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.350%	10/16/24	22,565	16,006
[6,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.370%	3/29/22	41,051	29,464
[7]	Svenska Handelsbanken AB	0.625%	6/30/23	38,730	38,714
[9]	Svenska Handelsbanken AB	3.250%	9/27/23	12,610	9,649
	Svenska Handelsbanken AB	3.900%	11/20/23	75,715	83,810

19

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Swedbank AB	1.250%	12/29/21	19,410	25,662
[10]	Swedbank AB	1.625%	12/28/22	38,080	51,128
[7]	Swedbank AB	1.300%	6/2/23	32,265	32,661
	Synchrony Bank	3.000%	6/15/22	11,600	11,906
	Synchrony Financial	2.850%	7/25/22	32,785	33,284
	Synchrony Financial	4.250%	8/15/24	965	1,023
	Toronto-Dominion Bank	0.750%	6/12/23	92,500	93,156
	Toronto-Dominion Bank	3.500%	7/19/23	160,340	175,043
	Toronto-Dominion Bank	2.650%	6/12/24	28,609	30,780
	Toronto-Dominion Bank	1.150%	6/12/25	30,170	30,776
[4]	Truist Bank	3.525%	10/26/21	40,850	41,102
	Truist Bank	2.625%	1/15/22	124,364	128,255
	Truist Bank	2.800%	5/17/22	145,705	151,645
	Truist Bank	2.450%	8/1/22	101,894	105,780
[4]	Truist Bank	3.502%	8/2/22	3,000	3,084
	Truist Bank	1.250%	3/9/23	8,713	8,871
	Truist Bank	3.200%	4/1/24	112,672	123,347
[4]	Truist Bank	3.689%	8/2/24	37,570	40,905
	Truist Bank	2.150%	12/6/24	55,000	58,325
	Truist Bank	1.500%	3/10/25	15,180	15,716
	Truist Financial Corp.	2.700%	1/27/22	46,750	48,247
	Truist Financial Corp.	3.950%	3/22/22	4,300	4,526
	Truist Financial Corp.	3.050%	6/20/22	19,580	20,517
	Truist Financial Corp.	2.200%	3/16/23	34,390	35,884
	Truist Financial Corp.	3.750%	12/6/23	44,730	49,158
	Truist Financial Corp.	2.500%	8/1/24	16,125	17,269
	Truist Financial Corp.	2.850%	10/26/24	1,455	1,575
	Truist Financial Corp.	1.200%	8/5/25	17,030	17,390
[7]	UBS AG	1.750%	4/21/22	50,000	51,058
[4,7]	UBS Group AG	1.008%	7/30/24	37,605	37,784
[7]	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	35,067	35,708
[7]	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	43,320	44,697
[7]	UBS Group Funding Switzerland AG	3.491%	5/23/23	20,975	21,919
[4,7]	UBS Group Funding Switzerland AG	2.859%	8/15/23	58,400	60,832
[8]	Unione di Banche Italiane SPA	1.000%	7/22/22	9,705	11,489
	US Bancorp	3.000%	3/15/22	27,522	28,661
	US Bancorp	2.950%	7/15/22	17,225	18,036
	US Bancorp	3.700%	1/30/24	42,450	46,947
	US Bancorp	3.375%	2/5/24	50,925	55,728
	US Bancorp	2.400%	7/30/24	89,765	96,051
	US Bancorp	1.450%	5/12/25	36,620	37,980
	US Bank NA	2.650%	5/23/22	54,773	56,944
	US Bank NA	1.950%	1/9/23	47,958	49,731
	US Bank NA	2.850%	1/23/23	4,780	5,055
	US Bank NA	2.050%	1/21/25	32,903	34,922
§,12	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	4.600%	4/1/21	7,000	7,198
	Wells Fargo & Co.	2.100%	7/26/21	41,205	41,877
[10]	Wells Fargo & Co.	2.125%	4/22/22	21,365	28,531
	Wells Fargo & Co.	2.625%	7/22/22	121,550	126,346
	Wells Fargo & Co.	3.069%	1/24/23	47,122	48,726
	Wells Fargo & Co.	3.450%	2/13/23	44,500	47,363
	Wells Fargo & Co.	3.750%	1/24/24	85,675	93,927
[4]	Wells Fargo & Co.	1.654%	6/2/24	49,050	49,908
[4]	Wells Fargo & Co.	2.406%	10/30/25	57,030	59,870
[4]	Wells Fargo & Co.	2.164%	2/11/26	48,210	50,258
[4]	Wells Fargo & Co.	2.188%	4/30/26	58,675	61,242
[6,9]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.202%	4/27/22	21,453	15,400
[6,9]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.422%	7/27/21	66,905	48,136
	Wells Fargo Bank NA	3.625%	10/22/21	138,400	143,539
[4]	Wells Fargo Bank NA	2.082%	9/9/22	108,010	109,714

20

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Wells Fargo Bank NA	5.250%	8/1/23	13,100	19,240
	Wells Fargo Bank NA	3.550%	8/14/23	139,186	151,258
	Westpac Banking Corp.	2.000%	8/19/21	25,990	26,431
	Westpac Banking Corp.	2.750%	1/11/23	157,175	165,623
	Westpac Banking Corp.	2.000%	1/13/23	38,220	39,572
	Westpac Banking Corp.	3.300%	2/26/24	102,680	112,011
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.905%	6/22/28	35,900	25,633
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	3.200%	3/10/26	36,000	25,992
	Brokerage (0.5%)
	Ameriprise Financial Inc.	3.000%	3/22/22	37,000	38,490
	Ameriprise Financial Inc.	4.000%	10/15/23	2,138	2,381
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	22,496
[7]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	5,304
	BlackRock Inc.	3.375%	6/1/22	930	980
	BlackRock Inc.	3.500%	3/18/24	1,450	1,601
[8]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	26,785	31,915
	Charles Schwab Corp.	3.550%	2/1/24	4,800	5,261
	Charles Schwab Corp.	4.200%	3/24/25	16,295	18,787
	CME Group Inc.	3.000%	9/15/22	2,460	2,594
	Franklin Resources Inc.	2.800%	9/15/22	28,672	29,964
	Intercontinental Exchange Inc.	4.000%	10/15/23	33,400	37,047
	Invesco Finance plc	3.125%	11/30/22	29,485	31,263
	Invesco Finance plc	4.000%	1/30/24	37,665	41,111
§,12	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
	Nomura Holdings Inc.	2.648%	1/16/25	29,000	30,417
	Nomura Holdings Inc.	1.851%	7/16/25	25,265	25,592
	Stifel Financial Corp.	3.500%	12/1/20	14,595	14,629
	TD Ameritrade Holding Corp.	2.950%	4/1/22	8,809	9,151
	TD Ameritrade Holding Corp.	3.625%	4/1/25	2,939	3,299
	Finance Companies (0.5%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	6,550	6,454
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	10,230	10,240
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	43,285	43,939
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	14,115	13,486
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	21,735	23,256
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	4,425	4,297
	Air Lease Corp.	2.250%	1/15/23	22,025	21,846
	Air Lease Corp.	2.750%	1/15/23	7,588	7,556
	Air Lease Corp.	3.875%	7/3/23	10,700	10,917
	Air Lease Corp.	4.250%	2/1/24	18,766	19,296
	Air Lease Corp.	2.300%	2/1/25	34,000	32,606
	Air Lease Corp.	3.250%	3/1/25	2,910	2,924
	Air Lease Corp.	3.375%	7/1/25	12,625	12,808
[9]	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	65,910	47,208
[7]	GE Capital Funding LLC	3.450%	5/15/25	12,970	13,680
[7]	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,646
[7]	USAA Capital Corp.	1.500%	5/1/23	13,620	14,011
	Insurance (1.7%)
	Aflac Inc.	3.625%	11/15/24	9,690	10,929
[7]	AIG Global Funding	2.700%	12/15/21	13,080	13,458
	American International Group Inc.	4.875%	6/1/22	13,300	14,334
	American International Group Inc.	2.500%	6/30/25	37,076	39,571
	American International Group Inc.	3.750%	7/10/25	13,580	15,265
	Anthem Inc.	2.375%	1/15/25	8,000	8,547
	Assurant Inc.	4.200%	9/27/23	9,700	10,378

21

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Inc.	2.750%	3/15/23	82,801	87,746
	Centene Corp.	4.750%	5/15/22	8,295	8,409
	Centene Corp.	4.750%	1/15/25	3,390	3,509
[7]	Centene Corp.	5.375%	6/1/26	1,940	2,071
	Centene Corp.	4.250%	12/15/27	3,870	4,122
	Chubb INA Holdings Inc.	2.875%	11/3/22	20,275	21,293
	Chubb INA Holdings Inc.	2.700%	3/13/23	22,645	23,925
	Chubb INA Holdings Inc.	3.350%	5/15/24	94,408	103,987
	Chubb INA Holdings Inc.	3.150%	3/15/25	5,281	5,890
	Coventry Health Care Inc.	5.450%	6/15/21	8,200	8,425
[7]	Five Corners Funding Trust	4.419%	11/15/23	88,012	98,135
	Lincoln National Corp.	4.000%	9/1/23	5,000	5,470
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	6,955	7,163
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,850	5,008
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	12,100	12,888
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	10,673
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	49,080	53,926
[7]	MassMutual Global Funding II	2.750%	6/22/24	54,080	58,287
	MetLife Inc.	3.600%	4/10/24	6,554	7,260
[7]	Metropolitan Life Global Funding I	1.950%	1/13/23	10,485	10,851
[7]	Metropolitan Life Global Funding I	0.900%	6/8/23	30,290	30,529
[7]	Metropolitan Life Global Funding I	3.600%	1/11/24	13,720	15,062
[8]	Metropolitan Life Global Funding I	0.375%	4/9/24	14,505	17,303
[7]	New York Life Insurance Co.	1.100%	5/5/23	12,900	13,118
	Progressive Corp.	3.750%	8/23/21	18,046	18,695
	Prudential Financial Inc.	4.500%	11/16/21	14,589	15,335
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,415	2,581
[7]	Reliance Standard Life Global Funding II	2.150%	1/21/23	14,600	14,950
[7]	Reliance Standard Life Global Funding II	3.850%	9/19/23	40,630	43,793
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,327
	UnitedHealth Group Inc.	2.375%	10/15/22	82,000	85,500
	UnitedHealth Group Inc.	2.750%	2/15/23	11,600	12,212
	UnitedHealth Group Inc.	2.875%	3/15/23	33,000	35,106
	UnitedHealth Group Inc.	3.500%	2/15/24	46,430	51,177
	UnitedHealth Group Inc.	2.375%	8/15/24	39,652	42,447
	UnitedHealth Group Inc.	1.250%	1/15/26	10,320	10,634
	Real Estate Investment Trusts (1.5%)
[9]	Ale Direct Property Trust	4.000%	8/20/22	10,880	7,949
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	24,595	26,626
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	55,797	61,667
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	45,115	50,714
	AvalonBay Communities Inc.	2.850%	3/15/23	12,000	12,555
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,585
	Brixmor Operating Partnership LP	3.875%	8/15/22	10,845	11,294
	Brixmor Operating Partnership LP	3.650%	6/15/24	33,550	34,769
	Camden Property Trust	2.950%	12/15/22	9,760	10,189
	Camden Property Trust	4.875%	6/15/23	3,025	3,332
	Camden Property Trust	4.250%	1/15/24	15,887	17,395
	Camden Property Trust	3.500%	9/15/24	2,785	3,039
	Corporate Office Properties LP	3.700%	6/15/21	6,016	6,108
	Digital Realty Trust LP	3.950%	7/1/22	44,160	46,878
	ERP Operating LP	3.000%	4/15/23	215	226
	Federal Realty Investment Trust	2.550%	1/15/21	14,551	14,570
	Federal Realty Investment Trust	3.000%	8/1/22	24,018	24,532
	Federal Realty Investment Trust	2.750%	6/1/23	4,740	4,841
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	13,815
	Healthpeak Properties Inc.	4.250%	11/15/23	27,918	30,577
	Healthpeak Properties Inc.	4.200%	3/1/24	15,600	17,061
	Healthpeak Properties Inc.	3.875%	8/15/24	6,850	7,599
	Healthpeak Properties Inc.	3.400%	2/1/25	11,470	12,765
	Highwoods Realty LP	3.200%	6/15/21	24,200	24,599
	Highwoods Realty LP	3.625%	1/15/23	5,280	5,492
	Kimco Realty Corp.	3.400%	11/1/22	6,715	7,010

22

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty Corp.	3.125%	6/1/23	22,900	23,733
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	1,595	1,344
	Mid-America Apartments LP	4.300%	10/15/23	2,000	2,185
	National Retail Properties Inc.	3.900%	6/15/24	12,079	13,109
	National Retail Properties Inc.	4.000%	11/15/25	9,593	10,711
	Omega Healthcare Investors Inc.	4.950%	4/1/24	7,635	8,067
	Prologis LP	4.250%	8/15/23	1,070	1,183
	Public Storage	2.370%	9/15/22	19,165	19,934
	Realty Income Corp.	3.250%	10/15/22	93,670	98,360
	Realty Income Corp.	3.875%	7/15/24	4,650	5,130
	Realty Income Corp.	3.875%	4/15/25	19,295	21,492
	Regency Centers Corp.	3.750%	11/15/22	7,750	8,080
	Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	33,004	33,390
	Simon Property Group LP	2.500%	7/15/21	13,200	13,382
	Simon Property Group LP	2.350%	1/30/22	28,290	28,822
	Simon Property Group LP	2.625%	6/15/22	3,850	3,956
	Simon Property Group LP	2.750%	2/1/23	5,300	5,518
	Simon Property Group LP	3.750%	2/1/24	3,340	3,603
	Simon Property Group LP	2.000%	9/13/24	54,940	56,594
	Simon Property Group LP	3.375%	10/1/24	2,670	2,890
	Simon Property Group LP	3.500%	9/1/25	8,515	9,377
	Ventas Realty LP	3.750%	5/1/24	3,500	3,706
	Weingarten Realty Investors	3.500%	4/15/23	4,850	4,990
	Welltower Inc.	3.750%	3/15/23	22,347	23,633
	Welltower Inc.	3.950%	9/1/23	36,855	40,016
	Welltower Inc.	3.625%	3/15/24	19,435	20,846
	Welltower Inc.	4.000%	6/1/25	9,258	10,313
					18,099,609
Industrial (37.7%)
	Basic Industry (1.2%)
[7]	Air Liquide Finance SA	2.250%	9/27/23	44,520	46,720
	Air Products & Chemicals Inc.	2.750%	2/3/23	61	64
	Air Products & Chemicals Inc.	1.500%	10/15/25	5,850	6,109
[7]	Arconic Corp.	6.000%	5/15/25	1,058	1,128
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,376	2,483
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	6,846	7,095
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	17,235	19,023
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	64,251	67,937
	Dow Chemical Co.	3.500%	10/1/24	14,900	16,279
	DuPont de Nemours Inc.	4.205%	11/15/23	105,179	115,975
	DuPont de Nemours Inc.	4.493%	11/15/25	38,802	45,181
	Eastman Chemical Co.	3.600%	8/15/22	19,770	20,693
	Ecolab Inc.	4.350%	12/8/21	6,841	7,208
	Ecolab Inc.	2.375%	8/10/22	14,666	15,229
	EI du Pont de Nemours & Co.	1.700%	7/15/25	9,510	9,926
	FMC Corp.	3.950%	2/1/22	19,660	20,355
	Freeport-McMoRan Inc.	4.550%	11/14/24	1,920	2,064
	Freeport-McMoRan Inc.	4.375%	8/1/28	3,880	3,996
[7]	Georgia-Pacific LLC	1.750%	9/30/25	70,240	73,702
[7]	Graphic Packaging International LLC	3.500%	3/15/28	1,325	1,345
	International Paper Co.	3.650%	6/15/24	968	1,073
	LYB International Finance BV	4.000%	7/15/23	22,923	24,992
	LYB International Finance III LLC	2.875%	5/1/25	17,655	19,049
	LyondellBasell Industries NV	6.000%	11/15/21	14,555	15,363
	LyondellBasell Industries NV	5.750%	4/15/24	12,928	15,039
	Newmont Corp.	3.625%	6/9/21	970	990
	Newmont Corp.	3.500%	3/15/22	40	41
	Newmont Corp.	3.700%	3/15/23	12,021	12,596
[7]	Novelis Corp.	4.750%	1/30/30	1,849	1,928
	Nucor Corp.	2.000%	6/1/25	14,030	14,780

23

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	3.150%	10/1/22	16,948	17,735
	Nutrien Ltd.	1.900%	5/13/23	19,559	20,225
	Nutrien Ltd.	3.500%	6/1/23	8,604	9,200
	Nutrien Ltd.	3.625%	3/15/24	5,189	5,679
	Nutrien Ltd.	3.375%	3/15/25	6,310	7,001
[7]	OCI NV	5.250%	11/1/24	1,680	1,733
	Packaging Corp. of America	3.650%	9/15/24	339	371
	Praxair Inc.	2.200%	8/15/22	2,836	2,927
	Sherwin-Williams Co.	4.200%	1/15/22	28	29
	Sherwin-Williams Co.	3.125%	6/1/24	43	47
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	15,283
	Steel Dynamics Inc.	2.400%	6/15/25	11,020	11,447
	Vale Overseas Ltd.	6.250%	8/10/26	4,465	5,352
[8]	Vale SA	3.750%	1/10/23	15,990	19,869
	WestRock RKT Co.	4.900%	3/1/22	6,865	7,307
	WestRock RKT Co.	4.000%	3/1/23	37,452	40,013
[7]	WR Grace & Co-Conn	4.875%	6/15/27	1,804	1,921
	WRKCo Inc.	3.000%	9/15/24	29,368	31,523
	WRKCo Inc.	3.750%	3/15/25	8,107	9,044
	Capital Goods (3.6%)
	3M Co.	1.750%	2/14/23	20,670	21,416
	3M Co.	2.250%	3/15/23	25,640	26,885
	3M Co.	2.650%	4/15/25	22,180	24,175
[7]	Airbus Finance BV	2.700%	4/17/23	5,982	6,261
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,000	1,029
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	2,294	2,435
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,085	1,126
	Ball Corp.	5.000%	3/15/22	875	917
	Ball Corp.	4.000%	11/15/23	7,285	7,740
	Ball Corp.	4.875%	3/15/26	3,875	4,408
	Berry Global Inc.	6.000%	10/15/22	262	263
[7]	Berry Global Inc.	4.875%	7/15/26	6,265	6,635
	Boeing Co.	2.700%	5/1/22	14,095	14,311
	Boeing Co.	4.508%	5/1/23	174,223	182,283
	Boeing Co.	1.875%	6/15/23	19,781	19,702
	Boeing Co.	2.800%	3/1/24	28,830	29,369
	Boeing Co.	2.850%	10/30/24	7,500	7,559
	Boeing Co.	4.875%	5/1/25	75,125	81,438
[7]	BWX Technologies Inc.	4.125%	6/30/28	1,201	1,255
[7]	Carrier Global Corp.	1.923%	2/15/23	21,925	22,505
[7]	Carrier Global Corp.	2.242%	2/15/25	54,905	57,330
	Caterpillar Financial Services Corp.	1.850%	9/4/20	9,755	9,768
	Caterpillar Financial Services Corp.	0.950%	5/13/22	69,000	69,696
	Caterpillar Financial Services Corp.	2.400%	6/6/22	67,305	69,756
	Caterpillar Financial Services Corp.	1.900%	9/6/22	119,280	123,023
	Caterpillar Financial Services Corp.	1.950%	11/18/22	13,330	13,803
	Caterpillar Financial Services Corp.	2.550%	11/29/22	20,470	21,469
	Caterpillar Financial Services Corp.	2.625%	3/1/23	13,925	14,745
	Caterpillar Financial Services Corp.	3.450%	5/15/23	1,070	1,160
	Caterpillar Financial Services Corp.	3.750%	11/24/23	24,265	26,816
	Caterpillar Financial Services Corp.	3.300%	6/9/24	21,550	23,739
	Caterpillar Inc.	3.400%	5/15/24	14,500	15,950
[7]	Clark Equipment Co.	5.875%	6/1/25	1,790	1,875
[7]	Clean Harbors Inc.	4.875%	7/15/27	3,554	3,758
[7]	Clean Harbors Inc.	5.125%	7/15/29	800	858
	CNH Industrial Capital LLC	4.875%	4/1/21	3,830	3,916
	CNH Industrial Capital LLC	3.875%	10/15/21	7,362	7,582
	CNH Industrial Capital LLC	4.375%	4/5/22	22,700	23,779
	CNH Industrial Capital LLC	1.950%	7/2/23	23,960	24,139
	CNH Industrial NV	4.500%	8/15/23	33,895	36,610
	Deere & Co.	2.750%	4/15/25	24,215	26,503

24

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Embraer Netherlands Finance BV	5.050%	6/15/25	6,200	5,737
	Embraer Netherlands Finance BV	5.400%	2/1/27	2,365	2,161
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,282
	Embraer SA	5.150%	6/15/22	21,700	21,753
	General Dynamics Corp.	2.250%	11/15/22	16,933	17,600
	General Dynamics Corp.	3.375%	5/15/23	970	1,047
	General Dynamics Corp.	1.875%	8/15/23	14,905	15,570
	General Dynamics Corp.	2.375%	11/15/24	970	1,041
	General Dynamics Corp.	3.250%	4/1/25	45,484	50,829
	General Dynamics Corp.	3.500%	5/15/25	11,395	12,881
[7]	GPC Merger Sub Inc.	7.125%	8/15/28	500	521
	Honeywell International Inc.	2.150%	8/8/22	2,985	3,094
[8]	Honeywell International Inc.	0.000%	3/10/24	7,500	8,787
	Honeywell International Inc.	1.350%	6/1/25	37,370	38,669
	Howmet Aerospace Inc.	6.875%	5/1/25	1,490	1,676
[7]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	29,055	32,193
	Illinois Tool Works Inc.	3.375%	9/15/21	2,470	2,549
	Illinois Tool Works Inc.	3.500%	3/1/24	390	429
	John Deere Capital Corp.	3.900%	7/12/21	1,550	1,602
	John Deere Capital Corp.	1.950%	6/13/22	22,550	23,201
	John Deere Capital Corp.	1.200%	4/6/23	13,230	13,522
	John Deere Capital Corp.	3.450%	6/7/23	485	526
	John Deere Capital Corp.	2.650%	6/24/24	2,520	2,719
[8]	John Deere Cash Management SA	1.375%	4/2/24	14,505	18,019
	Johnson Controls International plc	3.750%	12/1/21	857	876
	Johnson Controls International plc	3.625%	7/2/24	8,998	9,737
	L3Harris Technologies Inc.	4.950%	2/15/21	24,327	24,794
	L3Harris Technologies Inc.	3.850%	6/15/23	119,000	128,380
	L3Harris Technologies Inc.	3.950%	5/28/24	5,300	5,829
	Lennox International Inc.	1.350%	8/1/25	6,770	6,830
	Lockheed Martin Corp.	3.100%	1/15/23	1,455	1,548
	Lockheed Martin Corp.	2.900%	3/1/25	7,125	7,840
[7]	Mueller Water Products Inc.	5.500%	6/15/26	1,700	1,772
	Northrop Grumman Corp.	3.500%	3/15/21	5,136	5,231
	Northrop Grumman Corp.	2.550%	10/15/22	84,314	88,060
	Northrop Grumman Corp.	3.250%	8/1/23	11,000	11,912
	Northrop Grumman Corp.	2.930%	1/15/25	65,480	71,288
[7]	Otis Worldwide Corp.	2.056%	4/5/25	48,510	51,253
	Parker-Hannifin Corp.	3.500%	9/15/22	5,800	6,155
	Precision Castparts Corp.	2.500%	1/15/23	79,967	83,684
[7]	Raytheon Technologies Corp.	2.800%	3/15/22	113,791	117,675
[7]	Raytheon Technologies Corp.	2.500%	12/15/22	41,910	43,562
	Raytheon Technologies Corp.	3.650%	8/16/23	10,178	11,051
[7]	Raytheon Technologies Corp.	3.200%	3/15/24	92,210	100,013
	Raytheon Technologies Corp.	3.950%	8/16/25	38,708	44,706
	Republic Services Inc.	5.250%	11/15/21	1,090	1,156
	Republic Services Inc.	4.750%	5/15/23	2,260	2,505
	Republic Services Inc.	2.500%	8/15/24	1,182	1,267
	Republic Services Inc.	3.200%	3/15/25	7,700	8,512
[6,7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M USD LIBOR + 3.500%	3.775%	7/15/21	17,330	17,287
[7]	Sealed Air Corp.	4.000%	12/1/27	700	721
	Silgan Holdings Inc.	4.125%	2/1/28	4,235	4,341
[7]	Standard Industries Inc.	4.375%	7/15/30	3,010	3,251
	Stanley Black & Decker Inc.	3.400%	12/1/21	1,020	1,052
	Stanley Black & Decker Inc.	2.900%	11/1/22	41,450	43,818
[7]	Summit Materials LLC / Summit Materials Finance Corp.	5.250%	1/15/29	505	523
[8]	Thales SA	0.000%	5/31/22	20,800	24,478
	TransDigm Inc.	6.500%	5/15/25	1,500	1,481
[7]	TransDigm Inc.	8.000%	12/15/25	1,325	1,441
[7]	TransDigm Inc.	6.250%	3/15/26	3,630	3,830
	TransDigm Inc.	5.500%	11/15/27	4,600	4,364

25

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Trivium Packaging Finance BV	5.500%	8/15/26	400	423
[7]	Trivium Packaging Finance BV	8.500%	8/15/27	400	436
	United Rentals North America Inc.	4.625%	10/15/25	8,230	8,467
	United Rentals North America Inc.	6.500%	12/15/26	1,800	1,998
	United Rentals North America Inc.	3.875%	11/15/27	3,950	4,147
[13]	United Rentals North America Inc.	3.875%	2/15/31	1,975	1,975
	Waste Management Inc.	2.900%	9/15/22	3,500	3,659
	Waste Management Inc.	2.400%	5/15/23	1,600	1,672
[7]	WESCO Distribution Inc.	7.250%	6/15/28	4,611	5,038
	Communication (4.8%)
	American Tower Corp.	3.000%	6/15/23	58,755	62,675
[8]	AT&T Inc.	2.650%	12/17/21	14,550	17,650
	AT&T Inc.	3.400%	6/15/22	1,200	1,265
	AT&T Inc.	3.000%	6/30/22	36,594	38,170
	AT&T Inc.	2.625%	12/1/22	9,800	10,229
	AT&T Inc.	3.600%	2/17/23	107,218	114,866
[8]	AT&T Inc.	1.950%	9/15/23	14,505	17,977
	AT&T Inc.	4.050%	12/15/23	3,985	4,439
	AT&T Inc.	4.450%	4/1/24	2,710	3,053
	AT&T Inc.	3.400%	5/15/25	52,920	58,812
	AT&T Inc.	3.600%	7/15/25	1,690	1,889
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	29,741	32,158
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	3,105	3,276
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	830	865
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	175,442	186,953
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	59,747	66,310
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	29,448	34,173
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	9,676	11,672
	Comcast Corp.	2.850%	1/15/23	6,005	6,377
	Comcast Corp.	2.750%	3/1/23	34,443	36,447
	Comcast Corp.	3.600%	3/1/24	820	909
	Comcast Corp.	3.700%	4/15/24	79,976	88,960
	Comcast Corp.	3.375%	2/15/25	23,821	26,544
	Comcast Corp.	3.100%	4/1/25	36,640	40,654
	Comcast Corp.	3.375%	8/15/25	41,700	46,938
	Comcast Corp.	3.950%	10/15/25	10,000	11,581
[7]	Cox Communications Inc.	3.150%	8/15/24	27,090	29,483
	Crown Castle International Corp.	5.250%	1/15/23	76,659	85,228
	Crown Castle International Corp.	3.150%	7/15/23	41,835	44,719
	Crown Castle International Corp.	3.200%	9/1/24	69,394	75,549
	Crown Castle International Corp.	1.350%	7/15/25	27,840	28,402
	CSC Holdings LLC	6.750%	11/15/21	4,888	5,181
[7]	CSC Holdings LLC	5.375%	2/1/28	4,745	5,142
[7]	CSC Holdings LLC	7.500%	4/1/28	1,100	1,254
[7]	CSC Holdings LLC	5.750%	1/15/30	1,780	1,967
[7]	CSC Holdings LLC	4.625%	12/1/30	1,780	1,869
[7]	Deutsche Telekom International Finance BV	2.485%	9/19/23	15,700	16,470
	Discovery Communications LLC	2.950%	3/20/23	55,062	57,948
	Discovery Communications LLC	3.800%	3/13/24	17,074	18,685
	Discovery Communications LLC	3.900%	11/15/24	28,005	31,022
	Discovery Communications LLC	3.950%	6/15/25	3,180	3,592
	Fox Corp.	3.666%	1/25/22	48,344	50,588
	Fox Corp.	4.030%	1/25/24	28,567	31,687
	Fox Corp.	3.050%	4/7/25	50,109	54,913
[7]	Front Range BidCo Inc.	4.000%	3/1/27	445	445
[7]	Front Range BidCo Inc.	6.125%	3/1/28	1,547	1,595
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	4,200	4,220
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	63,355	65,708
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	9,800	10,844

26

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lamar Media Corp.	5.750%	2/1/26	884	926
[7]	Lamar Media Corp.	3.750%	2/15/28	1,335	1,343
[7]	Lamar Media Corp.	4.875%	1/15/29	630	661
[7]	Lamar Media Corp.	4.000%	2/15/30	935	944
[7]	Level 3 Financing Inc.	4.625%	9/15/27	2,760	2,901
[7]	Level 3 Financing Inc.	4.250%	7/1/28	2,910	3,008
	NBCUniversal Media LLC	2.875%	1/15/23	83,170	88,339
[7]	Netflix Inc.	3.625%	6/15/25	1,195	1,267
	Netflix Inc.	4.875%	4/15/28	5,296	6,157
	Netflix Inc.	5.875%	11/15/28	354	440
[7]	Nexstar Escrow Inc.	5.625%	7/15/27	3,875	4,127
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	112,940	119,119
	Qwest Corp.	6.750%	12/1/21	33,857	36,129
	Rogers Communications Inc.	3.000%	3/15/23	1,180	1,251
[7]	SBA Communications Corp.	3.875%	2/15/27	1,785	1,847
[7]	Sirius XM Radio Inc.	4.625%	7/15/24	7,470	7,862
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	700	745
[7]	Sirius XM Radio Inc.	4.125%	7/1/30	1,809	1,904
[8]	Sky Ltd.	1.500%	9/15/21	11,105	13,314
[7]	Sky Ltd.	3.750%	9/16/24	29,345	33,077
[7]	Sky plc	3.125%	11/26/22	50,680	53,746
	Sprint Corp.	7.125%	6/15/24	10,496	12,228
	Sprint Corp.	7.625%	3/1/26	3,640	4,523
	T-Mobile USA Inc.	6.000%	3/1/23	25,187	25,281
[7]	T-Mobile USA Inc.	3.500%	4/15/25	162,040	178,944
	T-Mobile USA Inc.	4.500%	2/1/26	9,536	9,810
	Telefonica Emisiones SAU	5.462%	2/16/21	14,200	14,573
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	10,355
[7]	Twitter Inc.	3.875%	12/15/27	1,786	1,893
	Verizon Communications Inc.	2.450%	11/1/22	7,279	7,571
[9]	Verizon Communications Inc.	3.500%	2/17/23	9,130	6,905
	Verizon Communications Inc.	5.150%	9/15/23	48,250	55,194
	Verizon Communications Inc.	4.150%	3/15/24	10,600	11,847
	Verizon Communications Inc.	3.500%	11/1/24	19,300	21,450
	Verizon Communications Inc.	3.376%	2/15/25	47,785	53,463
[6,9]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.318%	2/17/23	33,310	23,809
	ViacomCBS Inc.	3.375%	3/1/22	14,170	14,660
	ViacomCBS Inc.	2.500%	2/15/23	13,525	14,008
	ViacomCBS Inc.	2.900%	6/1/23	28,430	29,713
	ViacomCBS Inc.	4.250%	9/1/23	136,705	149,587
	ViacomCBS Inc.	3.500%	1/15/25	9,000	9,899
	ViacomCBS Inc.	4.750%	5/15/25	30,294	34,871
[7]	Virgin Media Finance plc	5.000%	7/15/30	2,940	3,058
[7]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	3,425	3,566
[7]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,801	1,914
[8]	Vivendi SA	0.000%	6/13/22	14,600	17,187
	Vodafone Group plc	2.950%	2/19/23	21,212	22,409
	Vodafone Group plc	3.750%	1/16/24	118,507	130,066
[6,9]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.150%	12/13/22	4,360	3,102
	Walt Disney Co.	4.500%	2/15/21	2,300	2,351
	Walt Disney Co.	2.550%	2/15/22	1,940	2,003
	Walt Disney Co.	1.650%	9/1/22	11,230	11,506
	Walt Disney Co.	3.000%	9/15/22	7,190	7,574
	Walt Disney Co.	2.350%	12/1/22	19,910	20,757
	Walt Disney Co.	1.750%	8/30/24	107,627	112,704
	Walt Disney Co.	3.700%	9/15/24	5,090	5,672
	Walt Disney Co.	3.350%	3/24/25	81,990	91,633
	WPP Finance 2010	3.625%	9/7/22	1,045	1,092
	Consumer Cyclical (3.9%)
[7]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	6,855	7,026
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	545	564
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	2,210	2,298

27

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	61,396
[7]	Allison Transmission Inc.	5.000%	10/1/24	1,270	1,292
[7]	Allison Transmission Inc.	4.750%	10/1/27	3,023	3,136
[7]	Allison Transmission Inc.	5.875%	6/1/29	970	1,067
	Amazon.com Inc.	2.800%	8/22/24	11,263	12,279
	Amazon.com Inc.	5.200%	12/3/25	25,890	31,950
	American Honda Finance Corp.	1.650%	7/12/21	9,900	10,019
	American Honda Finance Corp.	1.700%	9/9/21	1,600	1,622
	American Honda Finance Corp.	3.375%	12/10/21	87,100	90,388
[8]	American Honda Finance Corp.	1.600%	4/20/22	20,300	24,526
[8]	American Honda Finance Corp.	0.350%	8/26/22	76,605	90,719
	American Honda Finance Corp.	2.600%	11/16/22	2,470	2,582
	American Honda Finance Corp.	2.050%	1/10/23	9,900	10,247
	American Honda Finance Corp.	1.950%	5/10/23	68,000	70,481
	American Honda Finance Corp.	0.875%	7/7/23	72,000	72,608
	American Honda Finance Corp.	3.450%	7/14/23	31,460	34,022
	American Honda Finance Corp.	3.625%	10/10/23	112,000	122,441
[7]	Asbury Automotive Group Inc.	4.500%	3/1/28	1,648	1,685
[7]	Asbury Automotive Group Inc.	4.750%	3/1/30	615	632
	AutoZone Inc.	2.875%	1/15/23	4,544	4,768
	AutoZone Inc.	3.625%	4/15/25	33,697	38,011
[7]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	1,345	1,429
[7]	Carnival Corp.	11.500%	4/1/23	2,543	2,766
[7]	Churchill Downs Inc.	5.500%	4/1/27	3,910	4,081
[7]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,870
[7]	Clarios Global LP	6.750%	5/15/25	1,200	1,290
[7]	Colt Merger Sub Inc.	5.750%	7/1/25	602	627
[7]	Colt Merger Sub Inc.	6.250%	7/1/25	2,420	2,535
	Cummins Inc.	3.650%	10/1/23	7,300	8,034
	Dana Inc.	5.375%	11/15/27	1,204	1,261
	Dana Inc.	5.625%	6/15/28	1,791	1,849
	Dollar General Corp.	3.250%	4/15/23	17,576	18,739
[7]	Expedia Group Inc.	3.600%	12/15/23	4,840	4,876
[7]	Expedia Group Inc.	6.250%	5/1/25	1,077	1,177
[7]	Expedia Group Inc.	7.000%	5/1/25	995	1,077
[7]	Expedia Group Inc.	4.625%	8/1/27	6,005	6,170
[8]	FCA Bank SPA	1.000%	11/15/21	14,505	17,139
[8]	FCA Bank SPA	1.250%	6/21/22	21,830	25,956
[8]	FCA Bank SPA	0.625%	11/24/22	9,700	11,405
	Ford Motor Co.	8.500%	4/21/23	6,468	7,171
	Ford Motor Credit Co. LLC	3.339%	3/28/22	24,800	24,908
	Ford Motor Credit Co. LLC	2.979%	8/3/22	1,819	1,833
	Ford Motor Credit Co. LLC	3.087%	1/9/23	12,252	12,211
	Ford Motor Credit Co. LLC	5.125%	6/16/25	4,809	5,115
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,763	1,731
	General Motors Co.	4.875%	10/2/23	32,904	35,861
	General Motors Co.	5.400%	10/2/23	35,400	38,980
	General Motors Co.	6.125%	10/1/25	47,750	55,667
	General Motors Financial Co. Inc.	4.200%	3/1/21	44,231	44,783
	General Motors Financial Co. Inc.	4.375%	9/25/21	59,030	60,971
	General Motors Financial Co. Inc.	4.200%	11/6/21	43,800	45,241
	General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	16,351
	General Motors Financial Co. Inc.	3.150%	6/30/22	4,900	5,041
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	20,147
	General Motors Financial Co. Inc.	5.200%	3/20/23	92,650	100,784
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,800	10,443
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,826
	General Motors Financial Co. Inc.	5.100%	1/17/24	45,250	49,561
	General Motors Financial Co. Inc.	3.950%	4/13/24	24,350	25,906
	General Motors Financial Co. Inc.	3.500%	11/7/24	37,700	40,262
	General Motors Financial Co. Inc.	4.350%	4/9/25	9,216	10,005
	General Motors Financial Co. Inc.	4.300%	7/13/25	6,000	6,532
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	2,510	2,774
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	3,633	3,588

28

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	6,244	6,275
[7]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	28,944	29,331
[7]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	15,154
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	1,395	1,458
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	2,765	2,848
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	860	918
	Home Depot Inc.	3.750%	2/15/24	8,000	8,871
[7]	International Game Technology plc	6.250%	1/15/27	540	575
[7]	International Game Technology plc	5.250%	1/15/29	1,830	1,867
[7]	L Brands Inc.	6.875%	7/1/25	790	851
	Lennar Corp.	5.375%	10/1/22	2,565	2,735
	Lennar Corp.	5.250%	6/1/26	700	784
	Lennar Corp.	5.000%	6/15/27	875	984
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	1,775	1,904
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	1,361	1,252
	Marriott International Inc.	5.750%	5/1/25	2,575	2,858
	Marriott International Inc.	4.625%	6/15/30	6,836	7,293
	Mastercard Inc.	3.375%	4/1/24	1,310	1,450
[7]	Match Group Holdings II LLC	4.625%	6/1/28	2,035	2,096
[7]	Mattamy Group Corp.	4.625%	3/1/30	885	902
	McDonald's Corp.	2.625%	1/15/22	1,790	1,847
	McDonald's Corp.	3.350%	4/1/23	9,000	9,655
	McDonald's Corp.	3.375%	5/26/25	4,500	5,029
	McDonald's Corp.	3.300%	7/1/25	48,201	54,006
	McDonald's Corp.	1.450%	9/1/25	24,300	25,149
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	5,702	6,158
[7]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	3,752	3,902
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,822	1,895
[7]	Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	11,856
[7]	Nissan Motor Acceptance Corp.	3.650%	9/21/21	17,140	17,269
[7]	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	6.250%	5/15/26	1,800	1,926
	PulteGroup Inc.	5.500%	3/1/26	2,323	2,660
	PulteGroup Inc.	5.000%	1/15/27	1,310	1,487
	Ralph Lauren Corp.	1.700%	6/15/22	9,800	10,000
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	592	625
[7]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	596	609
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	1,185	1,305
	Target Corp.	2.250%	4/15/25	17,035	18,343
	TJX Cos. Inc.	3.500%	4/15/25	36,000	40,168
	Toyota Motor Corp.	3.419%	7/20/23	1,750	1,896
	Toyota Motor Credit Corp.	1.900%	4/8/21	3,610	3,646
	Toyota Motor Credit Corp.	2.750%	5/17/21	18,210	18,544
	Toyota Motor Credit Corp.	3.300%	1/12/22	7,100	7,396
	Toyota Motor Credit Corp.	1.150%	5/26/22	57,000	57,829
	Toyota Motor Credit Corp.	2.700%	1/11/23	7,080	7,444
	Toyota Motor Credit Corp.	2.900%	3/30/23	105,000	111,337
	Toyota Motor Credit Corp.	1.350%	8/25/23	72,000	73,801
	Toyota Motor Credit Corp.	3.450%	9/20/23	97,255	105,837
	Toyota Motor Credit Corp.	2.900%	4/17/24	2,130	2,304
	Toyota Motor Credit Corp.	3.000%	4/1/25	41,000	45,131
	TRI Pointe Group Inc.	5.700%	6/15/28	6,000	6,600
[7]	Vail Resorts Inc.	6.250%	5/15/25	4,315	4,639
[8]	Volkswagen Financial Services AG	2.500%	4/6/23	14,505	17,937
[9]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	8,050	5,910
[7]	Volkswagen Group of America Finance LLC	2.500%	9/24/21	28,800	29,316
[7]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	63,563	66,145
[7]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	40,000	41,489
[7]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	65,420	67,999
[7]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	26,600	28,197
[7]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,914
	Walmart Inc.	2.550%	4/11/23	8,409	8,867

29

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.300%	4/22/24	19,500	21,441
	Walmart Inc.	2.850%	7/8/24	20,660	22,537
[7]	William Carter Co.	5.500%	5/15/25	2,740	2,891
	Consumer Noncyclical (12.1%)
	AbbVie Inc.	3.375%	11/14/21	32,071	33,236
[7]	AbbVie Inc.	2.150%	11/19/21	161,500	164,738
[7]	AbbVie Inc.	5.000%	12/15/21	29,690	31,129
[7]	AbbVie Inc.	3.450%	3/15/22	52,900	55,031
[7]	AbbVie Inc.	3.250%	10/1/22	11,900	12,473
	AbbVie Inc.	2.900%	11/6/22	99,170	104,129
	AbbVie Inc.	3.200%	11/6/22	71,665	75,519
[7]	AbbVie Inc.	2.300%	11/21/22	247,500	256,511
[7]	AbbVie Inc.	2.800%	3/15/23	8,647	8,987
	AbbVie Inc.	2.850%	5/14/23	2,900	3,064
	AbbVie Inc.	3.750%	11/14/23	14,475	15,855
[8]	AbbVie Inc.	1.250%	6/1/24	14,505	17,672
[7]	AbbVie Inc.	3.850%	6/15/24	56,807	62,704
[7]	AbbVie Inc.	2.600%	11/21/24	195,950	209,114
	AbbVie Inc.	3.600%	5/14/25	4,492	5,023
	Altria Group Inc.	3.490%	2/14/22	177,660	185,589
	Altria Group Inc.	2.850%	8/9/22	24,480	25,587
[8]	Altria Group Inc.	1.000%	2/15/23	14,505	17,396
	Altria Group Inc.	4.000%	1/31/24	34,250	37,912
	Altria Group Inc.	2.350%	5/6/25	18,450	19,634
	Amgen Inc.	3.875%	11/15/21	5,883	6,089
	Amgen Inc.	2.700%	5/1/22	16,240	16,810
	Amgen Inc.	2.650%	5/11/22	30,800	31,962
	Amgen Inc.	3.625%	5/15/22	7,200	7,542
	Amgen Inc.	1.900%	2/21/25	19,500	20,547
	Amgen Inc.	3.125%	5/1/25	3,900	4,301
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	37,978	40,434
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	4,367	4,557
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	131,206	149,689
[7]	Aramark Services Inc.	6.375%	5/1/25	4,065	4,278
	Aramark Services Inc.	4.750%	6/1/26	1,440	1,436
[7]	Aramark Services Inc.	5.000%	2/1/28	1,100	1,107
	AstraZeneca plc	2.375%	6/12/22	2,810	2,905
	AstraZeneca plc	3.500%	8/17/23	9,645	10,477
	AstraZeneca plc	3.375%	11/16/25	20,583	23,344
[7]	Avantor Funding Inc.	4.625%	7/15/28	1,800	1,904
	BAT Capital Corp.	2.764%	8/15/22	136,300	141,598
	BAT Capital Corp.	3.222%	8/15/24	54,806	59,050
	BAT Capital Corp.	3.215%	9/6/26	6,000	6,526
	BAT Capital Corp.	4.700%	4/2/27	10,000	11,617
[8]	BAT International Finance plc	4.875%	2/24/21	13,350	16,130
[10]	BAT International Finance plc	1.750%	7/5/21	14,538	19,183
[7]	BAT International Finance plc	3.250%	6/7/22	41,373	43,238
[7]	BAT International Finance plc	3.950%	6/15/25	55,200	61,745
[7]	Bausch Health Cos. Inc.	7.000%	3/15/24	7,280	7,553
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	1,840	1,904
[7]	Bausch Health Cos. Inc.	5.750%	8/15/27	2,103	2,287
[7]	Bausch Health Cos. Inc.	7.000%	1/15/28	1,100	1,199
[7]	Bausch Health Cos. Inc.	5.000%	1/30/28	935	940
	Baxalta Inc.	3.600%	6/23/22	1,984	2,071
	Baxter International Inc.	1.700%	8/15/21	21,900	22,146
[7]	Baxter International Inc.	3.750%	10/1/25	29,000	33,205
[7]	Bayer US Finance II LLC	3.875%	12/15/23	23,000	25,134
[7]	Bayer US Finance II LLC	4.250%	12/15/25	29,034	33,261
	Becton Dickinson & Co.	3.125%	11/8/21	34,675	35,758
	Becton Dickinson & Co.	2.894%	6/6/22	12,725	13,203
	Becton Dickinson & Co.	3.363%	6/6/24	50,638	55,028
[8]	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	65,491	76,974
	Biogen Inc.	3.625%	9/15/22	37,267	39,737

30

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	3.450%	3/1/24	46,016	50,265
	Boston Scientific Corp.	1.900%	6/1/25	30,374	31,879
	Bristol-Myers Squibb Co.	2.600%	5/16/22	80,390	83,499
	Bristol-Myers Squibb Co.	2.000%	8/1/22	4,400	4,543
	Bristol-Myers Squibb Co.	3.250%	8/15/22	63,902	66,300
	Bristol-Myers Squibb Co.	3.550%	8/15/22	38,846	41,335
	Bristol-Myers Squibb Co.	2.750%	2/15/23	48,084	50,845
	Bristol-Myers Squibb Co.	3.250%	2/20/23	19,050	20,371
	Bristol-Myers Squibb Co.	3.625%	5/15/24	29,017	32,134
	Bristol-Myers Squibb Co.	2.900%	7/26/24	84,500	91,666
	Campbell Soup Co.	3.650%	3/15/23	40,207	43,010
	Cardinal Health Inc.	3.079%	6/15/24	9,000	9,688
	Cigna Corp.	3.400%	9/17/21	20,000	20,625
	Cigna Corp.	3.900%	2/15/22	28,500	29,924
	Cigna Corp.	3.050%	11/30/22	38,085	40,086
	Cigna Corp.	3.000%	7/15/23	59,164	62,823
	Cigna Corp.	3.750%	7/15/23	54,310	59,068
	Cigna Corp.	3.500%	6/15/24	42,500	46,248
	Cigna Corp.	4.125%	11/15/25	66,900	77,386
[8]	Coca-Cola Co.	0.125%	9/22/22	9,700	11,492
	Coca-Cola Co.	1.750%	9/6/24	1,700	1,795
	Coca-Cola Co.	2.950%	3/25/25	4,500	4,983
	CommonSpirit Health	4.200%	8/1/23	1,900	2,042
	CommonSpirit Health	2.760%	10/1/24	31,845	33,367
	Conagra Brands Inc.	4.950%	8/15/20	2,679	2,682
	Conagra Brands Inc.	4.300%	5/1/24	10,000	11,190
	Constellation Brands Inc.	2.650%	11/7/22	33,800	35,292
	Constellation Brands Inc.	4.250%	5/1/23	70,704	77,574
	Constellation Brands Inc.	4.750%	11/15/24	9,500	11,040
	Covidien International Finance SA	3.200%	6/15/22	13,200	13,797
	CVS Health Corp.	3.500%	7/20/22	27,981	29,454
	CVS Health Corp.	2.750%	12/1/22	44,825	46,789
	CVS Health Corp.	3.700%	3/9/23	371,205	398,682
	CVS Health Corp.	4.000%	12/5/23	53,500	58,867
	CVS Health Corp.	2.625%	8/15/24	42,100	45,121
	CVS Health Corp.	4.100%	3/25/25	32,000	36,408
	DaVita Inc.	5.000%	5/1/25	400	410
[7]	DaVita Inc.	4.625%	6/1/30	7,515	8,003
	DH Europe Finance II Sarl	2.050%	11/15/22	72,600	75,065
	DH Europe Finance II Sarl	2.200%	11/15/24	78,416	83,046
[8]	DH Europe Finance SA	1.700%	1/4/22	9,000	10,837
[8]	Diageo Finance plc	0.250%	10/22/21	24,145	28,544
	Eli Lilly & Co.	2.350%	5/15/22	1,380	1,430
	Encompass Health Corp.	4.500%	2/1/28	1,923	2,010
	Estee Lauder Cos. Inc.	2.000%	12/1/24	9,750	10,355
[9]	FBG Finance Pty Ltd.	3.750%	8/7/20	18,740	13,382
	General Mills Inc.	2.600%	10/12/22	27,900	29,123
	General Mills Inc.	3.700%	10/17/23	12,000	13,179
	Gilead Sciences Inc.	3.250%	9/1/22	30,091	31,714
	Gilead Sciences Inc.	2.500%	9/1/23	17,875	18,922
	Gilead Sciences Inc.	3.700%	4/1/24	51,558	57,066
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,129	12,022
	GlaxoSmithKline Capital plc	2.875%	6/1/22	236,530	247,030
	GlaxoSmithKline Capital plc	3.000%	6/1/24	84,589	92,112
[7]	Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,739
	Grupo Bimbo SAB de CV	4.500%	1/25/22	12,578	13,191
	HCA Inc.	4.750%	5/1/23	14,000	15,312
	HCA Inc.	5.000%	3/15/24	86,830	97,575
	HCA Inc.	5.375%	2/1/25	5,023	5,638
	HCA Inc.	5.375%	9/1/26	1,330	1,520
	HCA Inc.	3.500%	9/1/30	3,052	3,205
	Hershey Co.	0.900%	6/1/25	9,900	10,029
[7]	Hill-Rom Holdings Inc.	4.375%	9/15/27	2,980	3,144
[7]	Hologic Inc.	4.375%	10/15/25	12,135	12,454

31

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JM Smucker Co.	3.500%	3/15/25	15,800	17,728
	Kellogg Co.	3.125%	5/17/22	8,900	9,297
	Kellogg Co.	2.650%	12/1/23	8,000	8,492
	Keurig Dr Pepper Inc.	3.551%	5/25/21	93,652	95,997
	Keurig Dr Pepper Inc.	4.057%	5/25/23	107,813	118,001
	Keurig Dr Pepper Inc.	3.130%	12/15/23	15,320	16,540
	Keurig Dr Pepper Inc.	4.417%	5/25/25	5,500	6,427
	Kimberly-Clark Corp.	3.050%	8/15/25	4,800	5,331
[7]	Kraft Heinz Foods Co.	3.875%	5/15/27	4,770	5,143
[7]	Kraft Heinz Foods Co.	4.250%	3/1/31	855	943
	Kroger Co.	2.600%	2/1/21	39,050	39,405
	Kroger Co.	2.950%	11/1/21	33,537	34,504
	Kroger Co.	3.400%	4/15/22	23,900	24,870
	Kroger Co.	2.800%	8/1/22	35,058	36,622
	Kroger Co.	3.850%	8/1/23	9,800	10,672
	Kroger Co.	4.000%	2/1/24	19,700	21,769
	Laboratory Corp. of America Holdings	3.750%	8/23/22	55,205	58,178
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,780	8,520
[7]	Lamb Weston Holdings Inc.	4.625%	11/1/24	7,283	7,638
[7]	Lamb Weston Holdings Inc.	4.875%	11/1/26	1,924	2,018
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,210	2,448
	McCormick & Co. Inc.	2.700%	8/15/22	5,900	6,141
	McCormick & Co. Inc.	3.150%	8/15/24	10,250	11,176
	McKesson Corp.	2.700%	12/15/22	70,452	73,456
	McKesson Corp.	2.850%	3/15/23	24,315	25,475
	McKesson Corp.	3.796%	3/15/24	44,765	49,194
[8]	Medtronic Global Holdings SCA	0.000%	3/7/21	58,295	68,689
	Medtronic Inc.	3.150%	3/15/22	700	731
	Medtronic Inc.	3.500%	3/15/25	11,530	13,032
	Merck & Co. Inc.	2.800%	5/18/23	90	96
	Merck & Co. Inc.	2.900%	3/7/24	4,500	4,867
	Merck & Co. Inc.	2.750%	2/10/25	15,255	16,632
[7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	4,800	4,969
[7]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	44,080	46,579
	Mondelez International Inc.	0.625%	7/1/22	62,000	62,395
	Mondelez International Inc.	2.125%	4/13/23	36,550	38,140
	Mondelez International Inc.	3.625%	5/7/23	13,000	14,060
	Mondelez International Inc.	1.500%	5/4/25	43,130	44,789
[7]	Mylan Inc.	3.125%	1/15/23	27,015	28,504
	Mylan NV	3.150%	6/15/21	38,500	39,274
[8]	Mylan NV	2.250%	11/22/24	7,080	8,835
	Novartis Capital Corp.	2.400%	9/21/22	5,400	5,643
	Novartis Capital Corp.	3.400%	5/6/24	2,520	2,785
	Novartis Capital Corp.	1.750%	2/14/25	2,000	2,101
	Novartis Capital Corp.	3.000%	11/20/25	1,348	1,502
	PepsiCo Inc.	2.250%	3/19/25	46,565	50,151
[7]	Performance Food Group Inc.	5.500%	6/1/24	3,371	3,396
[7]	Performance Food Group Inc.	6.875%	5/1/25	997	1,067
[7]	Performance Food Group Inc.	5.500%	10/15/27	2,807	2,898
[7]	Pernod Ricard SA	5.750%	4/7/21	11,596	12,007
[7]	Pernod Ricard SA	4.450%	1/15/22	11,785	12,419
[7]	Pernod Ricard SA	4.250%	7/15/22	18,900	20,180
	Pfizer Inc.	3.000%	6/15/23	3,750	4,023
	Pfizer Inc.	2.950%	3/15/24	780	847
	Pfizer Inc.	0.800%	5/28/25	47,030	47,692
	Philip Morris International Inc.	2.500%	8/22/22	19,354	20,175
	Philip Morris International Inc.	2.500%	11/2/22	22,005	22,973
	Philip Morris International Inc.	2.625%	3/6/23	7,200	7,599
	Philip Morris International Inc.	1.125%	5/1/23	35,600	36,223
	Philip Morris International Inc.	2.125%	5/10/23	10,600	11,039
	Philip Morris International Inc.	1.500%	5/1/25	18,500	19,152
[7]	Post Holdings Inc.	5.750%	3/1/27	700	746
[7]	Post Holdings Inc.	4.625%	4/15/30	885	931
	Procter & Gamble Co.	2.450%	3/25/25	32,200	35,022

32

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	4.700%	4/1/21	3,900	4,002
[7]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	178,598	184,547
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	165,355	177,816
	Reynolds American Inc.	4.000%	6/12/22	49,809	52,768
	Reynolds American Inc.	4.450%	6/12/25	48,938	55,659
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	71,973	73,415
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	77,255	82,119
	SSM Health Care Corp.	3.688%	6/1/23	45,250	48,908
	Stryker Corp.	1.150%	6/15/25	48,500	49,263
	Sysco Corp.	5.650%	4/1/25	13,000	15,399
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	174,970	182,422
[7]	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	36,300	37,213
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	38,836	43,410
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,603
[7]	Tenet Healthcare Corp.	7.500%	4/1/25	660	728
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,531
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	27,000	28,688
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	5,517	6,359
	Tyson Foods Inc.	4.500%	6/15/22	22,599	24,052
	Tyson Foods Inc.	3.900%	9/28/23	20,328	22,256
	Tyson Foods Inc.	3.950%	8/15/24	52,199	58,164
	Unilever Capital Corp.	2.600%	5/5/24	57,165	61,316
[7]	Upjohn Inc.	1.125%	6/22/22	65,500	66,049
[7]	Upjohn Inc.	1.650%	6/22/25	35,775	36,823
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	11,000	11,413
	Zoetis Inc.	3.250%	2/1/23	12,665	13,420
	Energy (6.9%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	63,714	66,754
	BP Capital Markets America Inc.	3.245%	5/6/22	56,620	59,312
	BP Capital Markets America Inc.	2.520%	9/19/22	32,365	33,661
	BP Capital Markets America Inc.	2.937%	4/6/23	33,895	35,964
	BP Capital Markets America Inc.	2.750%	5/10/23	71,181	75,548
	BP Capital Markets America Inc.	3.216%	11/28/23	50,765	54,776
	BP Capital Markets America Inc.	3.790%	2/6/24	63,231	69,425
	BP Capital Markets America Inc.	3.224%	4/14/24	48,592	52,491
	BP Capital Markets America Inc.	3.194%	4/6/25	22,315	24,498
	BP Capital Markets plc	3.062%	3/17/22	1,465	1,527
	BP Capital Markets plc	3.814%	2/10/24	35,810	39,444
	BP Capital Markets plc	3.535%	11/4/24	16,530	18,295
	BP Capital Markets plc	3.506%	3/17/25	5,020	5,588
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,278
	Canadian Natural Resources Ltd.	2.950%	1/15/23	39,634	41,170
	Canadian Natural Resources Ltd.	2.050%	7/15/25	8,582	8,774
	Cenovus Energy Inc.	3.000%	8/15/22	6,949	6,949
	Cenovus Energy Inc.	5.375%	7/15/25	3,465	3,465
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	100,187	115,591
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	61,361	69,952
	Chevron Corp.	1.141%	5/11/23	41,295	42,137
	Chevron Corp.	1.554%	5/11/25	59,805	62,258
	Cimarex Energy Co.	4.375%	6/1/24	6,805	7,256
	Concho Resources Inc.	4.375%	1/15/25	13,666	14,076
	ConocoPhillips Co.	2.400%	12/15/22	22,962	23,945
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,869
	Diamondback Energy Inc.	2.875%	12/1/24	46,585	47,342
	Diamondback Energy Inc.	4.750%	5/31/25	6,060	6,587
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	12,700	13,750
	Enbridge Energy Partners LP	5.875%	10/15/25	10,441	12,591
	Enbridge Inc.	2.900%	7/15/22	12,898	13,393
	Enbridge Inc.	4.000%	10/1/23	32,750	35,712
	Enbridge Inc.	2.500%	1/15/25	25,250	26,586
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	1,196	1,257
	Energy Transfer Operating LP	4.650%	6/1/21	35,235	35,896

33

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	5.200%	2/1/22	41,415	43,123
	Energy Transfer Operating LP	3.600%	2/1/23	2,416	2,485
	Energy Transfer Operating LP	4.250%	3/15/23	39,423	41,246
	Energy Transfer Operating LP	4.200%	9/15/23	41,572	43,910
	Energy Transfer Operating LP	5.875%	1/15/24	20,842	22,926
	Energy Transfer Operating LP	4.900%	2/1/24	40,324	43,197
	Energy Transfer Operating LP	4.500%	4/15/24	37,544	39,984
[7]	Eni SPA	4.000%	9/12/23	77,305	83,718
	Enterprise Products Operating LLC	3.500%	2/1/22	64,671	67,438
	Enterprise Products Operating LLC	3.900%	2/15/24	28,502	31,345
	EOG Resources Inc.	2.625%	3/15/23	19,350	20,336
[7]	EQM Midstream Partners LP	6.000%	7/1/25	2,905	3,065
	EQT Corp.	3.000%	10/1/22	6,890	6,812
	Exxon Mobil Corp.	1.571%	4/15/23	72,605	74,805
[8]	Exxon Mobil Corp.	0.142%	6/26/24	14,505	17,149
	Exxon Mobil Corp.	2.019%	8/16/24	96,905	102,003
	Exxon Mobil Corp.	2.992%	3/19/25	26,395	29,016
	Husky Energy Inc.	3.950%	4/15/22	1,410	1,451
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,855	4,988
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,597	13,078
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,695	3,880
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	77,198	81,674
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	32,549	34,348
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,068	10,751
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,015	12,038
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	16,684	18,462
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,719
[7]	Kinder Morgan Inc.	5.000%	2/15/21	29,644	30,168
	Kinder Morgan Inc.	3.150%	1/15/23	88,311	92,727
[7]	Kinder Morgan Inc.	5.625%	11/15/23	23,915	27,094
	Kinder Morgan Inc.	4.300%	6/1/25	16,139	18,292
	Marathon Oil Corp.	2.800%	11/1/22	82,425	83,043
	Marathon Petroleum Corp.	3.400%	12/15/20	24,525	24,629
	Marathon Petroleum Corp.	5.125%	3/1/21	28,926	29,541
	Marathon Petroleum Corp.	4.500%	5/1/23	77,385	83,866
	Marathon Petroleum Corp.	4.750%	12/15/23	45,572	50,300
	Marathon Petroleum Corp.	3.625%	9/15/24	15,520	16,665
[7]	MEG Energy Corp.	6.500%	1/15/25	3,748	3,682
[7]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	67,868	67,869
[7]	Midwest Connector Capital Co. LLC	3.900%	4/1/24	39,743	39,803
	MPLX LP	3.500%	12/1/22	41,490	43,305
	MPLX LP	3.375%	3/15/23	15,115	15,814
	MPLX LP	4.500%	7/15/23	2,230	2,408
	MPLX LP	4.875%	12/1/24	29,939	33,644
	Newfield Exploration Co.	5.750%	1/30/22	19,510	19,754
	Newfield Exploration Co.	5.625%	7/1/24	8,776	8,776
	Noble Energy Inc.	3.900%	11/15/24	17,750	19,725
	Occidental Petroleum Corp.	2.600%	8/13/21	46,068	45,492
	Occidental Petroleum Corp.	3.125%	2/15/22	17,706	17,440
	Occidental Petroleum Corp.	2.700%	8/15/22	41,955	40,539
	ONEOK Inc.	2.750%	9/1/24	28,145	28,602
	ONEOK Inc.	2.200%	9/15/25	5,800	5,684
	ONEOK Partners LP	3.375%	10/1/22	4,801	4,975
	ONEOK Partners LP	5.000%	9/15/23	10,058	10,867
	Ovintiv Inc.	3.900%	11/15/21	4,860	4,872
[7]	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,900	1,950
[7]	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	970	992
	Phillips 66	4.300%	4/1/22	51,498	54,653
	Phillips 66	3.700%	4/6/23	29,829	32,038
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	20,908	21,063
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	29,874	30,591
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	10,132	10,615
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	11,437	11,840
[7]	Rattler Midstream LP	5.625%	7/15/25	1,053	1,106

34

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	83,408	87,587
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	85,463	90,215
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	63,587	67,542
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	53,378	56,981
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	83,467	91,714
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	48,939	55,741
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	51,037	59,162
	Shell International Finance BV	2.250%	1/6/23	31,312	32,690
	Shell International Finance BV	3.400%	8/12/23	3,880	4,216
	Shell International Finance BV	2.000%	11/7/24	126,105	133,019
	Shell International Finance BV	2.375%	4/6/25	14,865	15,931
	Shell International Finance BV	3.250%	5/11/25	13,015	14,540
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	6,395	6,523
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	13,137
	Suncor Energy Inc.	2.800%	5/15/23	45,715	48,069
	Suncor Energy Inc.	3.600%	12/1/24	9,685	10,625
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	54,012	54,957
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	16,340	16,789
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	43,668	45,961
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.750%	3/15/24	2,910	2,972
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	1,760	1,883
	Total Capital Canada Ltd.	2.750%	7/15/23	44,689	47,698
	Total Capital International SA	2.875%	2/17/22	10,423	10,814
	Total Capital International SA	2.700%	1/25/23	12,055	12,718
	Total Capital International SA	3.700%	1/15/24	20,825	23,031
	Total Capital International SA	2.434%	1/10/25	45,575	48,792
	TransCanada PipeLines Ltd.	2.500%	8/1/22	60,016	62,139
	TransCanada PipeLines Ltd.	3.750%	10/16/23	28,622	31,143
	Valero Energy Corp.	2.700%	4/15/23	19,175	19,999
	Western Midstream Operating LP	3.100%	2/1/25	14,555	14,409
	Western Midstream Operating LP	4.050%	2/1/30	5,530	5,585
	Williams Cos. Inc.	4.125%	11/15/20	35,615	35,621
	Williams Cos. Inc.	7.875%	9/1/21	3,900	4,194
	Williams Cos. Inc.	4.000%	11/15/21	11,585	11,745
	Williams Cos. Inc.	3.600%	3/15/22	87,852	91,476
	Williams Cos. Inc.	3.350%	8/15/22	9,730	10,131
	Williams Cos. Inc.	3.700%	1/15/23	26,954	28,470
	Williams Cos. Inc.	4.500%	11/15/23	9,000	9,870
	Williams Cos. Inc.	4.550%	6/24/24	13,922	15,453
	Williams Cos. Inc.	3.900%	1/15/25	1,332	1,460
	Williams Cos. Inc.	4.000%	9/15/25	1,450	1,617
	WPX Energy Inc.	5.875%	6/15/28	1,175	1,198
	WPX Energy Inc.	4.500%	1/15/30	1,775	1,651
	Other Industrial (0.2%)
[8]	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	14,550	17,470
[7]	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	95,155	95,272
	Hillenbrand Inc.	5.750%	6/15/25	1,689	1,820
[7]	MasTec Inc.	4.500%	8/15/28	1,580	1,643
	Technology (3.5%)
	Adobe Inc.	1.700%	2/1/23	6,610	6,837
	Apple Inc.	2.400%	1/13/23	6,990	7,331
	Apple Inc.	2.850%	2/23/23	36,030	38,192
	Apple Inc.	0.750%	5/11/23	15,355	15,515
	Apple Inc.	3.000%	2/9/24	54,505	59,084
	Apple Inc.	3.450%	5/6/24	58,796	65,165
	Apple Inc.	2.850%	5/11/24	108,420	117,538
[7]	Broadcom Inc.	3.125%	10/15/22	62,200	65,193

35

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Broadcom Inc.	3.625%	10/15/24	5,859	6,396
[7]	BY Crown Parent LLC / BY Bond Finance Inc.	4.250%	1/31/26	600	614
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	2,960	3,115
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	1,516	1,573
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	1,515	1,608
	Cisco Systems Inc.	2.600%	2/28/23	2,745	2,905
[7]	CommScope Finance LLC	5.500%	3/1/24	2,542	2,634
[7]	CommScope Finance LLC	8.250%	3/1/27	612	659
[7]	CommScope Inc.	6.000%	3/1/26	2,321	2,469
[7]	CommScope Inc.	7.125%	7/1/28	1,801	1,891
[7]	Dell International LLC / EMC Corp.	4.420%	6/15/21	52,210	53,644
[7]	Dell International LLC / EMC Corp.	4.000%	7/15/24	9,725	10,507
[7]	Dell International LLC / EMC Corp.	5.850%	7/15/25	18,643	21,762
	Equifax Inc.	2.600%	12/1/24	29,100	31,036
[8]	Fidelity National Information Services Inc.	0.125%	5/21/21	19,400	22,861
[8]	Fidelity National Information Services Inc.	0.125%	12/3/22	32,000	37,807
	Fidelity National Information Services Inc.	3.500%	4/15/23	23,200	24,799
	Fiserv Inc.	3.800%	10/1/23	2,528	2,776
	Fiserv Inc.	2.750%	7/1/24	162,005	174,878
	Global Payments Inc.	3.800%	4/1/21	49,370	50,292
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,385	40,072
	IBM Credit LLC	2.200%	9/8/22	5,690	5,905
	IBM Credit LLC	3.000%	2/6/23	750	799
	Intel Corp.	3.100%	7/29/22	1,845	1,947
	Intel Corp.	3.400%	3/25/25	29,025	32,615
	Intel Corp.	3.700%	7/29/25	9,600	10,951
	International Business Machines Corp.	2.500%	1/27/22	24,000	24,775
	International Business Machines Corp.	2.850%	5/13/22	135,282	141,409
	International Business Machines Corp.	1.875%	8/1/22	11,415	11,759
[8]	International Business Machines Corp.	0.375%	1/31/23	19,400	23,094
	International Business Machines Corp.	3.375%	8/1/23	5,951	6,464
	International Business Machines Corp.	3.625%	2/12/24	36,694	40,595
	International Business Machines Corp.	3.000%	5/15/24	72,655	79,312
	International Business Machines Corp.	3.300%	5/15/26	9,670	10,998
	Intuit Inc.	0.650%	7/15/23	21,200	21,306
	Marvell Technology Group Ltd.	4.200%	6/22/23	29,250	31,678
[7]	NCR Corp.	8.125%	4/15/25	435	480
[7]	NXP BV / NXP Funding LLC	3.875%	9/1/22	99,789	105,668
[7]	NXP BV / NXP Funding LLC	4.625%	6/1/23	19,500	21,429
[7]	NXP BV / NXP Funding LLC	4.875%	3/1/24	46,625	52,468
	Oracle Corp.	2.500%	10/15/22	9,800	10,248
	Oracle Corp.	2.625%	2/15/23	56,931	59,981
	Oracle Corp.	3.625%	7/15/23	8,000	8,738
	Oracle Corp.	2.400%	9/15/23	140,318	148,355
	Oracle Corp.	2.500%	4/1/25	67,480	73,039
	PayPal Holdings Inc.	2.200%	9/26/22	116,323	120,799
[7]	Qorvo Inc.	4.375%	10/15/29	2,155	2,306
	QUALCOMM Inc.	2.600%	1/30/23	107,050	112,563
	QUALCOMM Inc.	3.450%	5/20/25	38,800	43,551
[7]	Sabre GLBL Inc.	9.250%	4/15/25	1,305	1,435
[7]	SS&C Technologies Inc.	5.500%	9/30/27	2,023	2,175
	Tyco Electronics Group SA	4.875%	1/15/21	6,020	6,133
	Tyco Electronics Group SA	3.500%	2/3/22	52,968	55,079
	Tyco Electronics Group SA	3.450%	8/1/24	18,037	19,725
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	12,915
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	20,060
	Verisk Analytics Inc.	4.000%	6/15/25	380	435
	VMware Inc.	2.950%	8/21/22	47,867	49,978
	Western Digital Corp.	4.750%	2/15/26	8,316	9,044
	Transportation (1.5%)
[7]	Air Canada	7.750%	4/15/21	49,123	49,369
[4,7]	Air Canada 2013-1 Class B Pass Through Trust	5.375%	5/15/21	7,093	6,490
[9]	Aurizon Network Pty Ltd.	5.750%	10/28/20	23,510	16,991

36

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	7,161
[9]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	12,690	9,383
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,760	2,862
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	7,220	7,904
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	11,420	12,626
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	6,335	7,018
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,590	1,771
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,610	1,836
	Canadian National Railway Co.	2.850%	12/15/21	4,800	4,921
	Canadian Pacific Railway Co.	2.900%	2/1/25	1,780	1,933
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,758
[4]	Continental Airlines 2005-ERJ1 Pass Through Trust	9.798%	10/1/22	2,145	2,020
[4]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	3,088	2,981
[4]	Continental Airlines 2012-2 Class B Pass Through Trust	5.500%	4/29/22	1,958	1,919
	CSX Corp.	3.700%	11/1/23	6,253	6,888
	CSX Corp.	3.400%	8/1/24	51,900	57,588
[4]	CSX Transportation Inc.	6.251%	1/15/23	1,894	2,117
[4]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	4,064	3,924
[4]	Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	8/10/22	5,086	4,782
	Delta Air Lines Inc.	3.800%	4/19/23	5,305	4,954
	Delta Air Lines Inc.	2.900%	10/28/24	7,830	6,793
[7]	Delta Air Lines Inc.	7.000%	5/1/25	10,180	10,880
	Delta Air Lines Inc.	7.375%	1/15/26	4,735	4,694
[7]	ERAC USA Finance LLC	2.600%	12/1/21	7,215	7,341
[7]	ERAC USA Finance LLC	3.300%	10/15/22	34,000	35,451
[7]	ERAC USA Finance LLC	2.700%	11/1/23	21,000	21,846
	FedEx Corp.	3.400%	1/14/22	22,155	23,086
[4,7]	Heathrow Funding Ltd.	4.875%	7/15/23	44,470	45,757
[4,7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	7,206	7,458
[6,9]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.556%	7/12/24	5,900	4,070
	Norfolk Southern Corp.	3.250%	12/1/21	2,900	2,988
	Norfolk Southern Corp.	2.903%	2/15/23	5,235	5,526
	Norfolk Southern Corp.	3.650%	8/1/25	3,242	3,685
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.300%	4/1/21	34,000	34,539
[9]	Qantas Airways Ltd.	7.500%	6/11/21	41,500	30,899
[9]	Qantas Airways Ltd.	7.750%	5/19/22	37,020	28,642
	Ryder System Inc.	2.875%	6/1/22	43,650	45,224
	Ryder System Inc.	2.500%	9/1/22	14,200	14,613
	Ryder System Inc.	3.650%	3/18/24	72,895	79,363
	Southwest Airlines Co.	2.750%	11/16/22	29,000	29,631
	Southwest Airlines Co.	4.750%	5/4/23	24,200	25,259
	Southwest Airlines Co.	5.250%	5/4/25	3,165	3,391
[4]	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	13,080	11,390
	Union Pacific Corp.	3.200%	6/8/21	5,105	5,233
	Union Pacific Corp.	2.950%	3/1/22	76,335	79,456
	Union Pacific Corp.	4.163%	7/15/22	6,500	6,912
	Union Pacific Corp.	2.950%	1/15/23	22,500	23,684
	Union Pacific Corp.	3.500%	6/8/23	28,614	30,973
	Union Pacific Corp.	3.646%	2/15/24	9,600	10,529
	Union Pacific Corp.	3.150%	3/1/24	49,010	53,431
	United Parcel Service Inc.	2.350%	5/16/22	7,030	7,262
	United Parcel Service Inc.	2.450%	10/1/22	28,300	29,583
[4]	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	5,064	4,229
[9]	WSO Finance Pty Ltd.	3.500%	7/14/23	9,950	7,432
					24,119,175
Utilities (3.7%)
	Electric (3.6%)
	AEP Texas Inc.	2.400%	10/1/22	22,670	23,494
	Ameren Corp.	2.500%	9/15/24	32,940	34,389

37

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Illinois Co.	2.700%	9/1/22	7,234	7,516
	Baltimore Gas & Electric Co.	3.500%	11/15/21	9,535	9,862
	Baltimore Gas & Electric Co.	2.800%	8/15/22	19,895	20,720
	Baltimore Gas & Electric Co.	3.350%	7/1/23	13,212	14,175
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	60,050	63,218
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	81,317	89,069
[7]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	5,500	6,326
[7]	Calpine Corp.	4.500%	2/15/28	4,030	4,191
[7]	Calpine Corp.	5.125%	3/15/28	3,040	3,158
[7]	Calpine Corp.	4.625%	2/1/29	505	509
[7]	Calpine Corp.	5.000%	2/1/31	250	256
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,500	1,541
	CenterPoint Energy Inc.	3.600%	11/1/21	39,595	41,180
	CenterPoint Energy Inc.	2.500%	9/1/22	25,930	26,863
	CenterPoint Energy Inc.	3.850%	2/1/24	4,935	5,417
	Connecticut Light & Power Co.	2.500%	1/15/23	24,990	26,120
	Dominion Energy Inc.	2.750%	9/15/22	35,582	36,874
[7]	Dominion Energy Inc.	2.450%	1/15/23	1,890	1,968
	Dominion Energy Inc.	3.300%	3/15/25	6,230	6,920
[7]	DPL Inc.	4.125%	7/1/25	1,196	1,244
	DTE Electric Co.	2.650%	6/15/22	970	1,004
	DTE Energy Co.	2.600%	6/15/22	38,240	39,438
	DTE Energy Co.	3.300%	6/15/22	32,818	34,214
	DTE Energy Co.	2.250%	11/1/22	80,850	83,775
	DTE Energy Co.	3.700%	8/1/23	67,545	73,049
	DTE Energy Co.	3.850%	12/1/23	5,227	5,699
	Duke Energy Corp.	3.227%	3/11/22	290,625	301,398
	Duke Energy Corp.	3.950%	10/15/23	13,291	14,574
	Duke Energy Corp.	3.750%	4/15/24	6,641	7,324
	Duke Energy Ohio Inc.	3.800%	9/1/23	11,620	12,649
	Duke Energy Progress LLC	3.250%	8/15/25	7,443	8,310
[8]	E.ON SE	0.000%	10/24/22	19,590	23,089
[7]	EDP Finance BV	5.250%	1/14/21	71,670	73,017
	Entergy Arkansas Inc.	3.050%	6/1/23	7,190	7,606
	Entergy Arkansas Inc.	3.700%	6/1/24	9,388	10,340
	Entergy Corp.	4.000%	7/15/22	41,151	43,707
	Entergy Louisiana LLC	4.800%	5/1/21	12,415	12,691
	Entergy Louisiana LLC	3.300%	12/1/22	6,710	7,081
	Entergy Louisiana LLC	4.050%	9/1/23	11,650	12,718
	Evergy Inc.	2.450%	9/15/24	48,500	51,411
	Exelon Corp.	2.450%	4/15/21	8,638	8,741
	Exelon Generation Co. LLC	3.400%	3/15/22	7,500	7,821
	Florida Power & Light Co.	2.850%	4/1/25	15,540	17,107
[6]	Florida Power & Light Co., 3M USD LIBOR + 0.380%	0.641%	7/28/23	26,600	26,607
[8]	innogy Finance BV	6.500%	8/10/21	12,600	15,813
	ITC Holdings Corp.	2.700%	11/15/22	29,250	30,538
	LG&E & KU Energy LLC	4.375%	10/1/21	9,505	9,815
	MidAmerican Energy Co.	3.700%	9/15/23	5,335	5,831
	MidAmerican Energy Co.	3.500%	10/15/24	200	222
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	9,777	10,230
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	5,923	6,428
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	800	857
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	71,085	73,964
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	202,344	213,906
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,820	6,127
	Northern States Power Co.	2.600%	5/15/23	2,224	2,330
	NRG Energy Inc.	7.250%	5/15/26	14,552	15,625
	NSTAR Electric Co.	3.500%	9/15/21	16,700	17,107
	NSTAR Electric Co.	2.375%	10/15/22	19,155	19,878
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	7,500	7,914
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	48,545	52,662
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,452	11,425
	Pacific Gas & Electric Co.	1.750%	6/16/22	167,935	168,333
	Pacific Gas & Electric Co.	3.500%	6/15/25	9,665	10,317

38

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	3.450%	7/1/25	9,665	10,330
	PacifiCorp	3.600%	4/1/24	16,160	17,624
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	1,040	1,095
	PECO Energy Co.	2.375%	9/15/22	5,580	5,776
	PECO Energy Co.	3.150%	10/15/25	3,885	4,299
	PG&E Corp.	5.000%	7/1/28	3,875	3,991
	Potomac Electric Power Co.	3.600%	3/15/24	10,425	11,419
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,166
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,756
	Progress Energy Inc.	3.150%	4/1/22	17,667	18,310
	Public Service Electric & Gas Co.	2.375%	5/15/23	2,660	2,787
	Public Service Electric & Gas Co.	3.250%	9/1/23	3,330	3,598
	Public Service Enterprise Group Inc.	2.650%	11/15/22	1,455	1,519
	Public Service Enterprise Group Inc.	2.875%	6/15/24	53,918	58,329
	Puget Energy Inc.	6.000%	9/1/21	4,135	4,341
	Puget Energy Inc.	5.625%	7/15/22	47,334	50,651
	Southwestern Electric Power Co.	3.550%	2/15/22	16,040	16,602
	Southwestern Public Service Co.	3.300%	6/15/24	39,473	42,883
	Tampa Electric Co.	5.400%	5/15/21	12,630	13,093
[9]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	24,200	18,999
[6,9]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	0.383%	1/15/22	56,190	39,675
	Virginia Electric & Power Co.	3.450%	9/1/22	24,565	25,766
	Virginia Electric & Power Co.	2.750%	3/15/23	4,599	4,813
	Virginia Electric & Power Co.	3.450%	2/15/24	18,459	19,991
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	880	926
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	880	942
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	3,830	4,079
	Natural Gas (0.1%)
[7]	East Ohio Gas Co.	1.300%	6/15/25	6,315	6,490
[7]	Engie SA	2.875%	10/10/22	7,269	7,511
	Sempra Energy	2.900%	2/1/23	16,585	17,399
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,905
					2,419,767
Total Corporate Bonds (Cost $42,884,537)					44,638,551
Sovereign Bonds (5.7%)
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	15,717
[7]	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	11,103
	Avi Funding Co. Ltd.	2.850%	9/16/20	8,875	8,895
[7]	Banco del Estado de Chile	2.704%	1/9/25	8,050	8,081
[7]	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,646
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	18,502
[7]	Bermuda	4.138%	1/3/23	6,000	6,329
[7]	Bermuda	4.854%	2/6/24	2,861	3,139
[7]	BNG Bank NV	2.125%	12/14/20	36,883	37,128
[7]	BOC Aviation Ltd.	2.375%	9/15/21	29,210	29,392
[7]	CDP Financial Inc.	3.150%	7/24/24	24,580	26,906
	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	43,545	45,573
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	17,163	18,883
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	31,319	34,707
	CNPC General Capital Ltd.	3.950%	4/19/22	2,147	2,247
	Comision Federal de Electricidad	4.875%	5/26/21	10,200	10,423
	Corp. Andina de Fomento	4.375%	6/15/22	17,129	18,050
	Corp. Andina de Fomento	2.375%	5/12/23	29,050	29,714
[7]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,523	4,710
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	13,150	13,669
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	18,465	20,445
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	38,730	40,726
[7]	Dexia Credit Local SA	2.500%	1/25/21	97,550	98,523
[7,14]	Dexia Credit Local SA	1.875%	9/15/21	9,765	9,924
[7]	Dexia Credit Local SA	2.375%	9/20/22	5,800	6,007

39

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Dominican Republic	7.500%	5/6/21	1,707	1,767
	Dominican Republic	6.600%	1/28/24	4,125	4,461
[4]	Dominican Republic	5.875%	4/18/24	6,380	6,691
	Ecopetrol SA	4.125%	1/16/25	4,110	4,280
[7]	Electricite de France SA	4.500%	9/21/28	16,050	19,241
[7]	Emirate of Abu Dhabi	2.125%	9/30/24	189,450	198,273
[7]	Emirate of Abu Dhabi	2.500%	4/16/25	23,683	25,233
	Emirate of Abu Dhabi	3.125%	10/11/27	6,450	7,223
	Empresa Nacional del Petroleo	4.750%	12/6/21	7,877	8,159
	Empresa Nacional del Petroleo	4.375%	10/30/24	9,675	10,459
	Empresa Nacional del Petroleo	3.750%	8/5/26	8,245	8,691
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	7,686	8,833
	Equinor ASA	2.900%	11/8/20	10,000	10,062
	Equinor ASA	3.150%	1/23/22	2,000	2,080
	Export-Import Bank of India	2.750%	8/12/20	5,317	5,318
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,034
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,579
	Fondo MIVIVIENDA SA	3.500%	1/31/23	19,570	20,178
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	9,480	10,157
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,996
[7]	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	20,675	21,605
[7]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	24,212	26,633
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	7,050	7,091
[6]	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.750%	1.198%	11/8/20	20,000	19,995
[15]	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	9,902
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	3,738
	Kingdom of Morocco	4.250%	12/11/22	9,695	10,173
[7]	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,643
	Kingdom of Saudi Arabia	2.375%	10/26/21	71,255	72,540
	Korea Development Bank	4.625%	11/16/21	2,795	2,931
	Korea Development Bank	3.250%	2/19/24	12,205	13,221
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	12,309
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	4,267	4,340
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	27,758	28,779
[7]	Korea National Oil Corp.	2.875%	3/27/22	9,400	9,718
	Korea Western Power Co. Ltd.	2.375%	7/22/22	9,809	10,094
	KSA Sukuk Ltd.	2.894%	4/20/22	43,361	44,761
[16]	KSA Sukuk Ltd.	3.628%	4/20/27	17,676	19,743
[8]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	19,681
	North American Development Bank	2.400%	10/26/22	711	737
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	54,524	55,776
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	6,444
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	6,037	6,669
	Pertamina Persero PT	4.875%	5/3/22	31,389	33,390
	Pertamina Persero PT	4.300%	5/20/23	5,550	5,939
	Perusahaan Listrik Negara PT	5.500%	11/22/21	23,156	24,285
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	7,275	7,375
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	21,339	22,086
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,953
[17]	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	4,850	5,268
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	37,071	41,010
	Petrobras Global Finance BV	6.250%	3/17/24	4,840	5,300
	Petronas Capital Ltd.	3.125%	3/18/22	12,520	12,891
	Petronas Capital Ltd.	7.875%	5/22/22	10,234	11,443
[7]	Petronas Capital Ltd.	3.500%	4/21/30	5,835	6,663
[7]	Province of Alberta	1.750%	8/26/20	149,451	149,639
	Province of Alberta	1.750%	8/26/20	1,300	1,301
	Province of Nova Scotia	8.250%	7/30/22	12,785	14,725
	Province of Quebec	2.750%	8/25/21	16,785	17,228
[4,7]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	547	552
[4]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	1,728	1,734
	Republic of Azerbaijan	4.750%	3/18/24	10,807	11,653
[8]	Republic of Chile	1.625%	1/30/25	19,817	24,561

40

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Colombia	4.375%	7/12/21	2,000	2,057
[4]	Republic of Colombia	2.625%	3/15/23	20,200	20,754
	Republic of Colombia	4.000%	2/26/24	95,456	102,022
[4]	Republic of Colombia	4.500%	1/28/26	36,578	40,771
	Republic of Colombia	10.375%	1/28/33	2,501	3,950
	Republic of Croatia	6.375%	3/24/21	37,143	38,434
	Republic of Guatemala	5.750%	6/6/22	14,243	15,039
	Republic of Honduras	8.750%	12/16/20	15,128	15,405
	Republic of Hungary	6.375%	3/29/21	116,482	120,983
	Republic of Hungary	5.375%	2/21/23	51,242	56,680
	Republic of Hungary	5.750%	11/22/23	36,629	42,073
[8]	Republic of Hungary	1.125%	4/28/26	38,700	47,333
	Republic of Indonesia	3.700%	1/8/22	2,100	2,178
[7]	Republic of Indonesia	3.700%	1/8/22	10,072	10,449
	Republic of Indonesia	3.750%	4/25/22	45,545	47,459
	Republic of Indonesia	5.875%	1/15/24	42,763	49,145
	Republic of Indonesia	4.125%	1/15/25	21,301	23,707
	Republic of Indonesia	4.750%	1/8/26	5,300	6,123
	Republic of Lithuania	6.125%	3/9/21	54,670	56,470
[7]	Republic of Lithuania	6.125%	3/9/21	8,205	8,481
	Republic of Lithuania	6.625%	2/1/22	35,220	38,284
[4]	Republic of Panama	4.000%	9/22/24	37,400	41,280
[4]	Republic of Panama	3.750%	3/16/25	21,642	23,752
	Republic of Panama	7.125%	1/29/26	8,942	11,401
	Republic of Paraguay	4.625%	1/25/23	26,800	28,645
	Republic of Peru	7.350%	7/21/25	32,392	41,983
	Republic of Poland	5.125%	4/21/21	31,520	32,619
	Republic of Poland	5.000%	3/23/22	46,710	50,219
	Republic of Poland	3.000%	3/17/23	1,266	1,345
	Republic of Romania	6.750%	2/7/22	2,672	2,886
	Republic of Romania	4.375%	8/22/23	12,480	13,431
	Republic of Romania	4.875%	1/22/24	7,934	8,767
[8]	Republic of Romania	2.750%	2/26/26	17,080	21,315
[8]	Republic of Romania	2.000%	12/8/26	38,926	46,900
[8]	Republic of Romania	2.124%	7/16/31	2,500	2,871
[7,8]	Republic of Romania	2.000%	1/28/32	35,873	40,249
	Republic of Serbia	7.250%	9/28/21	76,590	81,479
[7,8]	Republic of Serbia	3.125%	5/15/27	12,857	16,100
	Republic of Slovenia	5.500%	10/26/22	11,740	12,932
	Republic of Slovenia	5.850%	5/10/23	2,100	2,384
[7]	Republic of Slovenia	5.250%	2/18/24	8,600	9,894
	Republic of South Africa	5.875%	9/16/25	25,820	27,627
	Republic of South Africa	4.875%	4/14/26	6,325	6,376
	Republic of South Africa	4.850%	9/27/27	8,800	8,723
	Republic of South Africa	4.300%	10/12/28	4,240	3,987
[8]	Republic of the Philippines	0.000%	2/3/23	39,801	46,386
	Russian Federation	4.750%	5/27/26	55,400	63,918
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	21,160	23,032
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	8,873	9,321
[7]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	21,800	23,989
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	30,630	33,705
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	10,000	10,905
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	38,173	39,240
[7]	Slovak Republic	4.375%	5/21/22	5,500	5,879
	Slovak Republic	4.375%	5/21/22	3,000	3,204
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	9,621
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	16,600	17,088
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	10,775	11,559
	State of Israel	3.150%	6/30/23	26,725	28,641
	State of Israel	2.750%	7/3/30	6,730	7,450
	State of Kuwait	2.750%	3/20/22	69,122	71,373
	State of Kuwait	3.500%	3/20/27	7,863	8,903
	State of Qatar	4.500%	1/20/22	14,555	15,318
	State of Qatar	3.400%	4/16/25	47,167	52,064

41

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	6,595	6,917
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,232
	United Mexican States	4.000%	10/2/23	10,610	11,405
[4]	United Mexican States	3.900%	4/27/25	90,557	98,046
	United Mexican States	4.150%	3/28/27	44,585	49,022
Total Sovereign Bonds (Cost $3,509,735)					3,630,853
Taxable Municipal Bonds (0.1%)
[18]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	24,945	31,049
	Research Foundation of State University of New York	4.248%	9/1/35	4,800	5,267
Total Taxable Municipal Bonds (Cost $36,364)					36,316

			Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[19]	Vanguard Short-Term Corporate Bond ETF (Cost $78,302)		967,764	80,421
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
[20]	Vanguard Market Liquidity Fund (Cost $1,270,829)	0.194%	12,711,736	1,271,174
Total Investments (100.4%) (Cost $61,909,098)				64,243,917
Other Assets and Liabilities—Net (-0.4%)				(264,456)
Net Assets (100%)				63,979,461

Cost is in $000.
§	Security value determined using significant unobservable inputs.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
1	Securities with a value of $73,937,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $16,054,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $78,622,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $10,711,265,000, representing 16.7% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Canadian dollars.
12	Non-income-producing security—security in default.
13	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2020.
14	Guaranteed by multiple countries.
15	Guaranteed by the Government of Japan.
16	Guaranteed by the Kingdom of Saudi Arabia.
17	Guaranteed by the Republic of Indonesia.
18	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
19	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

42

Vanguard® Short-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

43

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.7%)
U.S. Government Securities (6.1%)
	United States Treasury Note/Bond	1.250%	8/31/24	233,055	243,251
[1]	United States Treasury Note/Bond	1.500%	1/31/27	247,931	266,060
[2]	United States Treasury Note/Bond	1.125%	2/28/27	148,759	156,081
[3]	United States Treasury Note/Bond	0.625%	3/31/27	123,965	125,999
	United States Treasury Note/Bond	0.500%	4/30/27	49,586	49,981
	United States Treasury Note/Bond	0.500%	5/31/27	250,000	251,915
[3]	United States Treasury Note/Bond	1.500%	2/15/30	580,158	633,098
	United States Treasury Note/Bond	0.625%	5/15/30	400,000	403,248
					2,129,633
Agency Notes (0.0%)
[4]	Fannie Mae Interest Strip	0.000%	10/25/40	6,602	6,313

Conventional Mortgage-Backed Securities (1.1%)
[4,5]	Fannie Mae Pool	3.000%	10/1/49–12/1/49	138,385	143,748
[4,5]	Fannie Mae Pool	3.500%	12/1/49	5,119	5,298
[4]	Ginnie Mae II Pool	3.000%	9/20/49	60,230	62,843
[4]	UMBS Pool	2.000%	9/1/50	178,000	184,036
[4]	UMBS Pool	3.500%	4/1/49	563	595
					396,520
Nonconventional Mortgage-Backed Securities (0.5%)
[4,5]	Fannie Mae REMICS	3.500%	3/25/43–7/25/48	22,750	26,075
[4,5]	Fannie Mae REMICS	4.000%	10/25/48	7,936	8,926
[4,5]	Fannie Mae REMICS	5.250%	9/25/41	13,597	15,920
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	4.143%	9/1/32	115	119
[4,5,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.291%	8/1/32	176	183
[4,5]	Freddie Mac REMICS	4.000%	8/15/47–5/15/49	43,195	48,451
[4]	Ginnie Mae REMICS	3.000%	11/20/45–8/20/46	20,518	23,098
[4]	Ginnie Mae REMICS	3.500%	6/20/48–5/20/49	30,434	33,744
					156,516
Total U.S. Government and Agency Obligations (Cost $2,652,465)					2,688,982
Asset-Backed/Commercial Mortgage-Backed Securities (10.0%)
[4]	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	3,030	3,186
[4,7]	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	3,788	4,066
[4,7]	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,146
[4,7]	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,361	6,814
[4,7]	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	4,964	5,296
[4,7]	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	2,685	2,913
[4,7]	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	1,070	1,175
[4]	AmeriCredit Automobile Receivables Trust 2018-2	4.010%	7/18/24	9,460	9,832
[4]	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	7,240	7,600
[4,7]	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	1,330	1,344
[4,7]	Applebee's Funding LLC / IHOP Funding LLC 2019-1	4.194%	6/7/49	2,260	1,937
[4,7]	ARL Second LLC 2014-1A	2.920%	6/15/44	3,413	3,342
[4,7]	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	35,881	37,990
[4,7]	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	4,220	4,240
[4,7]	BAMLL Commercial Mortgage Securities Trust 2012-PARK	2.959%	12/10/30	4,975	4,986
[4,7]	BAMLL Commercial Mortgage Securities Trust 2019-BPR	3.112%	11/5/32	22,800	21,407
[4,7]	BAMLL Commercial Mortgage Securities Trust 2019-BPR	3.287%	11/5/32	5,700	5,434
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	3,350	3,560
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.441%	9/15/48	4,447	4,895
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	4.360%	9/15/48	360	337
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	1,540	1,724

44

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BANK 2017 - BNK4	3.625%	5/15/50	1,661	1,869
[4]	BANK 2017 - BNK6	3.254%	7/15/60	9,760	10,759
[4]	BANK 2017 - BNK6	3.518%	7/15/60	5,760	6,459
[4]	BANK 2017 - BNK6	3.741%	7/15/60	1,310	1,476
[4]	BANK 2017 - BNK7	3.175%	9/15/60	51,629	56,832
[4]	BANK 2017 - BNK7	3.435%	9/15/60	5,890	6,599
[4]	BANK 2017 - BNK8	3.488%	11/15/50	11,570	13,117
[4]	BANK 2018 - BNK10	3.641%	2/15/61	4,430	4,920
[4]	BANK 2018 - BNK12	4.255%	5/15/61	3,960	4,692
[4]	BANK 2018 - BNK14	4.185%	9/15/60	2,205	2,518
[4]	BANK 2018 - BNK14	4.231%	9/15/60	4,985	5,935
[4]	BANK 2019 - BNK17	3.623%	4/15/52	1,437	1,630
[4]	BANK 2019 - BNK17	3.714%	4/15/52	5,604	6,557
[4]	BANK 2019 - BNK20	3.011%	9/15/62	7,060	7,898
[4]	BANK 2019 - BNK23	2.846%	12/15/52	9,970	10,916
[4]	BANK 2019 - BNK23	2.920%	12/15/52	32,053	35,612
[4]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	9,600	10,485
[4]	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	2,910	3,235
[4]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	2,350	2,665
[4]	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	6,320	6,951
[4]	Benchmark 2018-B1 Mortgage Trust	4.116%	1/15/51	9,810	9,584
[4]	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	3,047	3,481
[4]	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	6,770	8,091
[4]	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	1,532	1,726
[4]	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	6,735	7,321
[4]	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	27,986	31,238
[4]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	13,660	15,028
[4,7]	BX Trust 2019-OC11	3.202%	12/9/41	6,800	7,168
[4,7]	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	5,790	5,813
[4]	California Republic Auto Receivables Trust 2016-1	4.560%	12/15/22	8,320	8,331
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	3,310	3,361
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2018	3.270%	12/19/22	2,859	2,881
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2018	3.440%	8/21/23	1,280	1,324
[4,7]	Canadian Pacer Auto Receivables Trust A Series 2019	2.960%	6/19/24	2,090	2,176
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	14,800	16,503
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	5,890	6,186
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,460	3,539
[4]	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	5,020	5,180
[4]	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	1,560	1,598
[4]	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	2,140	2,231
[4]	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	3,090	3,227
[4]	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	2,390	2,447
[4]	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	6,740	7,079
[4]	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	3,370	3,589
[4]	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	2,960	3,149
[4]	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	2,010	2,123
[4]	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	1,360	1,428
[4]	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	4,760	4,981
[4]	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	6,040	6,322
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	4,510	4,723
[4]	CarMax Auto Owner Trust 2019-4	2.600%	9/15/25	2,690	2,781
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	18,170	19,415
[4]	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	5,510	5,096
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	7,765	8,742
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	2,470	2,774
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	2,341	2,629
[4,7]	CFCRE Commercial Mortgage Trust 2011-C2	5.739%	12/15/47	5,260	5,474
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	4,826	5,222
[4,7]	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	2,017	2,038
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	6,015	6,275
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	566	589
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,910	2,094
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	3.753%	3/10/47	476	509
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	16,273	17,661

45

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	13,456	14,189
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	9,397	10,230
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.356%	7/10/47	4,073	4,347
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	8,949	9,684
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	2,020	2,181
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	4.175%	7/10/47	800	857
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	4.432%	7/10/47	1,250	1,299
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	4,729	5,047
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	13,275	14,447
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.345%	10/10/47	2,170	2,299
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	4.525%	10/10/47	3,270	3,215
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	6,418	6,879
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	38,449	42,574
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	4.572%	9/10/58	900	882
[4]	Citigroup Commercial Mortgage Trust 2016-GC37	3.050%	4/10/49	12,530	13,289
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	6,425	7,246
[4]	Citigroup Commercial Mortgage Trust 2017-P8	3.203%	9/15/50	1,530	1,674
[4]	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	13,370	15,104
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.192%	9/15/50	3,150	3,369
[4]	Citigroup Commercial Mortgage Trust 2017-P8	4.268%	9/15/50	3,150	2,953
[4]	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	900	1,063
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	7,300	8,436
[4]	Citigroup Commercial Mortgage Trust 2019-C7	2.860%	12/15/72	13,420	14,818
[4]	Citigroup Commercial Mortgage Trust 2019-C7	3.042%	12/15/72	11,228	12,448
[4,7]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	1,555	1,546
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	3,073
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,032
[4,7]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	6,160	6,283
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,857	7,028
[4]	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	427
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	3,016
[4,7]	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	13,156
[4]	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	503	525
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	4,875	5,259
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	4,757	5,199
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,169	1,189
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,579	6,008
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,127	14,277
[4]	COMM 2013-CCRE13 Mortgage Trust	4.887%	11/10/46	855	915
[4]	COMM 2013-CCRE13 Mortgage Trust	4.887%	11/10/46	3,025	3,036
[4,7]	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	9,551
[4,7]	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,421
[4]	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	554	579
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,560	9,116
[4]	COMM 2013-CCRE9 Mortgage Trust	4.220%	7/10/45	5,493	5,885
[4,7]	COMM 2013-CCRE9 Mortgage Trust	4.244%	7/10/45	2,780	2,604
[4,7]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	846	879
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	625
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,116	3,230
[4,7]	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	9,492	9,321
[4,7]	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	18,320	19,662
[4]	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	500	543
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	4,932	5,395
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	487	488
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	4,350	4,763
[4]	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,422
[4]	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	982	1,056
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,398	7,008
[4]	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,389
[4]	COMM 2014-CCRE17 Mortgage Trust	4.784%	5/10/47	4,400	4,315
[4]	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,320	6,747
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	11,585	12,641
[4]	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	13,080	13,964
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,512	2,769

46

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,590	2,878
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	4,187	4,616
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,748	4,153
[4]	COMM 2015-CCRE27 Mortgage Trust	4.456%	10/10/48	1,760	1,818
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	10,403	11,252
[4]	COMM 2019-G44 Mortgage Trust	2.873%	8/15/57	10,864	11,892
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	6,650	7,211
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.349%	8/15/48	2,160	1,987
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	11,274	12,489
[4]	CSAIL 2016-C5 Commercial Mortgage Trust	4.572%	11/15/48	3,620	3,437
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	17,308	19,094
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	6,995	7,733
[4]	CSAIL 2019-C18 Commercial Mortgage Trust	2.868%	12/15/52	10,783	11,807
[4]	CSAIL 2020-C19 Commercial Mortgage Trust	2.561%	3/15/53	15,250	16,432
[4,7]	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	5,700	5,831
[4]	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	12,600	15,152
[4]	DBJPM 16-C1 Mortgage Trust	3.347%	5/10/49	1,250	1,122
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	11,540	12,872
[4,6,7]	DELAM 2018-1, 1M USD LIBOR + 0.700%	0.887%	11/19/25	10,290	10,282
[4,7]	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	10,910	11,423
[4,7]	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	9,600	9,862
[4,7]	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	7,662	7,810
[4,7]	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	6,785	6,877
[4]	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	998	1,013
[4]	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	8,070	8,300
[4]	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	13,430	14,116
[4]	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	5,630	5,867
[4,6,7]	Edsouth Indenture No. 9 LLC 2015-1, 1M USD LIBOR + 0.800%	0.972%	10/25/56	4,316	4,200
[4,7]	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	3,367	3,516
[4,7]	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	6,554	6,816
[4,7]	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/20/24	4,970	5,197
[4,7]	Enterprise Fleet Financing LLC Series 2020-1	1.860%	12/22/25	1,600	1,641
[4,7]	Fair Square Issuance Trust FSIT 2020-A	2.900%	9/20/24	6,790	6,782
[4,5]	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	10,238	11,310
[4,7]	Fontainebleau Miami Beach Trust 2019-FBLU	3.144%	12/10/36	29,325	29,758
[4,7]	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	21,890	22,654
[4,7]	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	4,800	4,892
[4,7]	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	9,830	9,926
[4,7]	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	3,660	3,794
[4,7]	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	19,160	20,448
[4,7]	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	7,010	7,401
[4,7]	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	9,790	10,438
[4,7]	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	8,140	8,567
[4,7]	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	6,393	6,899
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	11,040	11,615
[4]	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	4,250	4,471
[4]	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	4,520	4,696
[4,7]	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	8,520	8,809
[4,7]	Ford Credit Auto Owner Trust 2020-1	2.290%	8/15/31	8,090	8,204
[4,7]	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	9,960	9,881
[4]	Ford Credit Floorplan Master Owner Trust 2019-A	2.440%	9/15/26	350	367
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-1	2.840%	3/15/24	19,500	20,157
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.250%	4/15/26	3,330	3,466
[4,5,7]	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.723%	2/25/48	1,526	1,517
[4,7]	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	1,640	1,666
[4]	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	3,690	3,862
[4]	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	4,120	4,360
[4]	GM Financial Consumer Automobile 2019-4	1.760%	1/16/25	3,240	3,336
[4,7]	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	5,900	6,045

47

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	42,208	45,204
[4,7]	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	1,000	1,010
[4,7]	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	2,540	2,672
[4,7]	GS Mortgage Securities Trust 2010-C2	5.179%	12/10/43	1,370	1,369
[4,7]	GS Mortgage Securities Trust 2011-GC3	5.566%	3/10/44	2,650	2,648
[4,7]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	5,430	5,482
[4,7]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	7,625	7,605
[4,7]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,060
[4]	GS Mortgage Securities Trust 2012-GCJ7	5.704%	5/10/45	2,140	2,046
[4]	GS Mortgage Securities Trust 2013-GC13	4.051%	7/10/46	185	200
[4,7]	GS Mortgage Securities Trust 2013-GC13	4.084%	7/10/46	1,210	1,168
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	4,128	4,330
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,533
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	484	502
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	6,005	6,308
[4]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	105	113
[4]	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	11,289	12,260
[4]	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	570	610
[4]	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	7,003
[4]	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	2,610	2,309
[4]	GS Mortgage Securities Trust 2014-GC24	4.532%	9/10/47	4,615	3,920
[4]	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	7,680	8,200
[4]	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,286	9,964
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	2,398	2,609
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,615	5,127
[4]	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	7,680	8,286
[4]	GS Mortgage Securities Trust 2015-GC34	4.650%	10/10/48	2,610	2,568
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	2,220	2,376
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	10,220	11,424
[4]	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	5,335	6,346
[4]	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	3,080	3,612
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	6,528	7,333
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	13,130	14,635
[4]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	18,170	20,152
[4]	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	7,336	7,993
[4,7]	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	11,279	11,544
[4,7]	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	7,417	6,721
[4]	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	4,110	4,267
[4,7]	Hilton USA Trust 2016-HHV	3.719%	11/5/38	7,780	8,174
[4,6,7]	Holmes Master Issuer plc 2018-1, 3M USD LIBOR + 0.360%	0.635%	10/15/54	2,366	2,365
[4,6,7]	Holmes Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	0.695%	10/15/54	4,716	4,711
[4]	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	4,180	4,381
[4]	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	2,480	2,597
[4]	Honda Auto Receivables 2019-3 Owner Trust	1.850%	8/15/25	9,400	9,696
[4,7]	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	10,910	11,100
[4,7]	HPEFS Equipment Trust 2019-1	2.490%	9/20/29	2,600	2,630
[4,7]	HPEFS Equipment Trust 2019-1	2.720%	9/20/29	1,200	1,206
[4,7]	HPEFS Equipment Trust 2020-1A	1.890%	2/20/30	2,300	2,337
[4,7]	Hudson Yards 2019-30HY	3.228%	7/10/39	4,590	5,175
[4,7]	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	3,902
[4]	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	2,490	2,626
[4]	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	1,850	1,923
[4]	Hyundai Auto Receivables Trust 2019-B	2.210%	4/15/25	530	554
[4,7]	Hyundai Floorplan Master Owner Trust Series 2019-1A	2.680%	4/15/24	7,380	7,547
[4,6,7]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 0.850%	1.025%	12/17/36	13,265	13,094
[4,6,7]	Invitation Homes 2017-SFR2 Trust, 1M USD LIBOR + 1.150%	1.325%	12/17/36	4,930	4,877
[4,6,7]	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.700%	0.881%	3/17/37	8,377	8,206

48

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	Invitation Homes 2018-SFR1 Trust, 1M USD LIBOR + 0.950%	1.131%	3/17/37	2,250	2,204
[4,7]	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	6,631	6,907
[4,7]	Jackson Park Trust 2019-LIC	2.766%	10/14/39	6,930	7,411
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	4.070%	11/15/43	475	475
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.649%	11/15/43	2,313	2,306
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	5.649%	11/15/43	2,730	2,722
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	4,756	4,791
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.425%	8/15/46	4,000	4,121
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	920	926
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	3,088	3,196
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	3,592	3,696
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	22,430	22,557
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,409
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	5,672	5,802
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	3,713	3,823
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	286	307
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	4.078%	1/15/46	2,550	2,556
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	779	814
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	651	697
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	29,563	32,189
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.962%	12/15/46	2,135	2,269
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.027%	12/15/46	960	958
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	9,360	9,727
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	5,088	5,512
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	9,680	11,027
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.224%	7/15/50	13,590	15,027
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	11,640	13,130
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	4,680	5,285
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.363%	7/15/45	5,108	5,315
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	5,515	5,857
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.039%	7/15/45	5,000	5,287
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	963	1,001
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	6,118	6,595

49

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	251	262
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.927%	11/15/45	1,750	1,852
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	5.199%	11/15/45	1,340	1,337
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	4,363	4,767
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	600	634
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.810%	2/15/47	2,500	2,597
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.810%	2/15/47	1,000	986
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	3,680	4,006
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.493%	8/15/47	5,402	5,709
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	6,021	6,505
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	12,689	13,589
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	5,121	5,586
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	9,941	10,641
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.551%	7/15/48	4,640	5,063
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	3,700	4,128
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	2,245	2,455
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	11,540	12,796
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	3,878	4,253
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	7,300	8,177
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	2,840	3,119
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	1,860	2,097
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	150	177
[4,6,7]	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	0.778%	12/22/69	3,672	3,672
[4,6]	Lanark Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	0.778%	12/22/69	3,825	3,798
[4,7]	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	3,100	3,148
[4,7]	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	8,967	9,187
[4,7]	Laurel Road Prime Student Loan Trust 2019-A	2.730%	10/25/48	10,339	10,605
[4,7]	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	910	915
[4]	Mercedes-Benz Auto Receivables Trust 2019-1	2.040%	1/15/26	11,600	12,050
[4,7]	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	24,396	24,943
[4,7]	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	1,580	1,720
[4,7]	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	2,630	2,855
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	8,462	8,727
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	16,040	16,539
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	5,167	5,307
[4,7]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV	3.277%	10/15/30	10,100	8,297

50

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	1,244	1,336
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	1,830	1,730
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	10,951	11,543
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.153%	8/15/46	3,937	4,255
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	594	615
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	1,940	2,085
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	400	434
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,553
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,050
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,616
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,476
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,718
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	9,869	10,693
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	11,275	12,342
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.907%	4/15/47	1,140	1,115
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	4,798	5,220
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	935	995
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.336%	6/15/47	7,090	7,471
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.769%	6/15/47	2,400	1,817
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	4.011%	8/15/47	1,380	1,468
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,940
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	6,098	6,383
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	3,940	4,252
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	7,852	8,131
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	10,453	11,155
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	5,530	5,966
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	3,870	4,295
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,719
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	8,263	9,163
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	20,409	22,341
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	4.746%	5/15/49	1,090	1,005
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	30,274	34,120

51

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	6,550	7,349
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,302
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,469
[4,7]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,407	6,410
[4,7]	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,879
[4,7]	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,862
[4,7]	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	4,337	4,655
[4]	Morgan Stanley Capital I Trust 2015-UBS8	4.584%	12/15/48	3,210	2,589
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,260	5,737
[4]	Morgan Stanley Capital I Trust 2016-BNK2	2.791%	11/15/49	8,300	8,770
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	20,478	21,961
[4]	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	10,920	12,084
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	2,800	3,068
[4]	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	3,506	3,957
[4]	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	6,730	7,765
[4,6,7]	Motor plc 2017-1A, 1M USD LIBOR + 0.530%	0.702%	9/25/24	1,170	1,171
[4,6,7]	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	1.022%	6/25/65	283	283
[4,7]	Navient Student Loan Trust 2017-A	2.880%	12/16/58	7,322	7,489
[4,7]	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	6,423	6,453
[4,7]	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	5,688	5,915
[4,7]	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	32,419	33,835
[4,7]	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	23,320	24,076
[4,7]	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	19,280	20,584
[4,7]	Navient Student Loan Trust 2019-B	3.390%	12/15/59	6,510	6,888
[6]	New Mexico Educational Assistance Foundation, 1M USD LIBOR + 0.700%	0.871%	1/2/25	1,311	1,307
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.160%	12/16/24	5,220	5,479
[4]	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	3,520	3,721
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	9,540	10,063
[4,7]	One Bryant Park 2019 - OBP A	2.516%	9/15/54	6,830	7,272
[4,7]	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	6,423
[4,6,7]	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	1.057%	1/16/60	5,609	5,588
[4,6,7]	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	1.187%	6/20/60	3,867	3,837
[4,6,7]	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	1.137%	8/18/60	1,822	1,814
[4,6,7]	Permanent Master Issuer Plc 2018-1A, 3M USD LIBOR + 0.380%	0.655%	7/15/58	1,635	1,633
[4,7]	PFS Financing Corp. 2017-D	2.400%	10/17/22	10,620	10,656
[4,6,7]	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR + 0.950%	1.122%	11/25/65	9,199	8,986
[4,7]	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	7,756	7,787
[4,7]	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	2,020	2,035
[4,7]	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	4,574	4,625
[4,7]	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	580	587
[4,7]	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	15,061	15,527
[4,7]	Progress Residential 2020-SFR2 Trust	2.078%	6/18/37	1,800	1,839
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	2,506	2,606
[4,6,7]	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.988%	11/10/49	5,976	5,958
[4,6,7]	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.014%	12/5/59	6,314	6,291
[4,6,7]	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	1.038%	4/10/50	1,453	1,445
[4]	Santander Drive Auto Receivables Trust 2017-3	2.760%	12/15/22	1,771	1,778
[4]	Santander Drive Auto Receivables Trust 2018-1	2.960%	3/15/24	5,636	5,681
[4]	Santander Drive Auto Receivables Trust 2018-3	4.070%	8/15/24	21,750	22,681
[4]	Santander Drive Auto Receivables Trust 2018-4	3.980%	12/15/25	11,000	11,625
[4]	Santander Drive Auto Receivables Trust 2018-5	4.190%	12/16/24	17,580	18,168
[4,7]	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	7,760	7,828
[4,7]	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	2,350	2,406

52

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	3,370	3,473
[4,7]	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	452	453
[4,7]	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	812
[4]	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,300	1,303
[4,7]	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	3,189	3,240
[4,6,7]	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	1.625%	2/17/32	2,389	2,399
[4,6,7]	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	1.275%	9/15/34	3,365	3,346
[4,6,7]	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	1.075%	9/15/34	5,565	5,507
[4,7]	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	7,315	7,500
[4,7]	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	17,711	18,472
[4,7]	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	9,547	9,904
[4,7]	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	13,968	14,522
[4,7]	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	1,531	1,548
[4,7]	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	1,334	1,339
[4,6,7]	SoFi Professional Loan Program 2016-D LLC, 1M USD LIBOR + 0.950%	1.122%	1/25/39	439	436
[4,7]	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	761	770
[4,7]	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	4,251	4,317
[4,6,7]	SoFi Professional Loan Program 2017-C LLC, 1M USD LIBOR + 0.600%	0.772%	7/25/40	366	365
[4,7]	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	5,603	5,729
[4,7]	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	5,660	5,830
[4,7]	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	8,850	9,129
[4,7]	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	17,140	18,068
[4,7]	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	19,000	19,945
[4,7]	SoFi Professional Loan Program 2019-B LLC	3.090%	8/17/48	6,930	7,230
[4,7]	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	5,592	5,789
[4]	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	13,530	13,920
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.950%	5/15/24	5,300	5,326
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	15,680	16,220
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.820%	10/15/25	4,770	4,867
[4]	Synchrony Credit Card Master Note Trust 2017-2	3.010%	10/15/25	6,390	6,477
[4,7]	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,589	3,760
[4,7]	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	2,212	2,339
[4,7]	Tesla Auto Lease Trust 2018-A	2.200%	11/21/22	7,000	7,212
[4,7]	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	5,650	5,809
[4,7]	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	5,004	5,102
[4,7]	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,800	2,994
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	1,590	1,629
[4]	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	2,350	2,484
[4]	Toyota Auto Receivables 2019-D Owner Trust	1.990%	2/18/25	5,980	6,223
[4,7]	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	21,540	21,772
[4,7]	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	10,260	10,830
[4,7]	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	1,111	1,108
[4,7]	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	12,493	12,496
[4]	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,244
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	10,673	12,158
[4]	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	2,287	2,543
[4,7]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,673	6,923
[4]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	5,703	5,906
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	3,970	4,140
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	1,160	1,185
[4,7]	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	6,089	6,255
[4,7]	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	2,279	2,294
[4,7]	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	9,070	9,348
[4,7]	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,101
[4,7]	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	650	650
[4,7]	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	490	488
[4]	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	4,510	4,737
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	5,637	5,807
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	7,210	7,416

53

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	642	670
[4]	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	7,973	8,597
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	700	746
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.322%	8/15/50	2,400	2,525
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.458%	8/15/50	1,450	1,403
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	13,210	14,367
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	16,693	18,439
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	4.216%	6/15/48	2,310	2,239
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.411%	9/15/58	6,800	7,457
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	4,380	4,860
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.067%	9/15/58	2,250	2,470
[4]	Wells Fargo Commercial Mortgage Trust 2015-C30	4.498%	9/15/58	2,740	2,686
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	10,834	12,081
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	2,045	2,248
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.536%	9/15/58	5,225	5,119
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	4,470	4,763
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	9,166	10,136
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	2,990	3,307
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	6,905	7,776
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	1,400	1,535
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	15,380	17,406
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	12,360	13,914
[4]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	6,745	7,670
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	2,712	3,056
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.514%	3/15/51	12,380	11,469
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	4,315	5,085
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	5,600	6,474
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	6,390	7,669
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	11,180	12,867
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	3,250	3,731
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	3,710	4,209
[4]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	7,390	8,324
[4,7]	Wendys Funding LLC 2018-1	3.573%	3/15/48	3,120	3,221
[4,7]	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	4,640	4,489
[4,7]	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	5,897	5,980
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	5,280	5,449
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	6,130	6,268
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,170	4,295
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,789	3,888
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	9,924	10,189
[4]	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,870	2,965
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	2,220	2,291
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	1,291	1,339
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	6,044	6,483
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	244	253
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	1,498	1,557
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	7,778	8,489
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.688%	12/15/46	1,085	1,161
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	10,595	11,591
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	8,175	8,847
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.378%	5/15/47	2,410	2,529
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.513%	5/15/47	1,410	1,232
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	1,558	1,653
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	13,286	14,433
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.891%	8/15/47	700	757
[4]	WFRBS Commercial Mortgage Trust 2014-C21	4.234%	8/15/47	2,410	2,310
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	4,167	4,595
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	920	982
[4]	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	3,820	3,935
[4]	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	1,770	1,887
[4]	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	3,060	3,248
[4]	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	2,510	2,634
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,376,054)					3,521,009

54

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (73.6%)
Finance (29.5%)
	Banking (21.0%)
	American Express Co.	3.400%	2/22/24	39,669	43,342
	American Express Co.	2.500%	7/30/24	48,079	51,281
	American Express Co.	3.000%	10/30/24	35,092	38,381
	American Express Co.	4.200%	11/6/25	16,815	19,618
	American Express Co.	3.125%	5/20/26	6,745	7,591
	American Express Credit Corp.	3.300%	5/3/27	10,000	11,495
[4,7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	20,360	21,106
	Banco Santander SA	2.746%	5/28/25	20,520	21,656
	Banco Santander SA	3.800%	2/23/28	30,200	33,552
	Banco Santander SA	4.379%	4/12/28	4,415	5,085
	Banco Santander SA	3.306%	6/27/29	59,700	65,765
	Banco Santander SA	3.490%	5/28/30	19,850	22,026
	Bank of America Corp.	4.000%	1/22/25	11,889	13,277
	Bank of America Corp.	3.875%	8/1/25	4,795	5,481
[4]	Bank of America Corp.	3.093%	10/1/25	57,416	62,277
[4]	Bank of America Corp.	3.366%	1/23/26	47,241	52,140
[4]	Bank of America Corp.	2.015%	2/13/26	42,644	44,408
[4]	Bank of America Corp.	1.319%	6/19/26	12,890	13,035
[4]	Bank of America Corp.	3.559%	4/23/27	28,981	32,479
[4]	Bank of America Corp.	3.248%	10/21/27	19,628	21,898
[4]	Bank of America Corp.	3.824%	1/20/28	51,829	59,296
[4]	Bank of America Corp.	3.705%	4/24/28	29,256	33,362
[4]	Bank of America Corp.	3.593%	7/21/28	9,000	10,252
[4]	Bank of America Corp.	3.419%	12/20/28	62,280	70,384
[4]	Bank of America Corp.	3.970%	3/5/29	40,165	46,746
[4]	Bank of America Corp.	4.271%	7/23/29	24,049	28,516
[4]	Bank of America Corp.	3.194%	7/23/30	15,000	16,752
[4]	Bank of America Corp.	2.884%	10/22/30	13,500	14,780
[4]	Bank of America Corp.	2.496%	2/13/31	27,446	29,134
[4]	Bank of America Corp.	2.592%	4/29/31	15,990	17,097
[4]	Bank of America Corp.	1.898%	7/23/31	50,000	50,687
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	12,263
	Bank of New York Mellon Corp.	2.100%	10/24/24	20,800	22,079
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	17,399
	Bank of New York Mellon Corp.	1.600%	4/24/25	10,000	10,440
	Bank of New York Mellon Corp.	2.800%	5/4/26	17,641	19,760
	Bank of New York Mellon Corp.	2.450%	8/17/26	19,000	20,838
	Bank of New York Mellon Corp.	3.250%	5/16/27	14,500	16,515
	Bank of New York Mellon Corp.	3.400%	1/29/28	11,250	13,133
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	65,305	75,636
	Bank of New York Mellon Corp.	3.850%	4/28/28	1,500	1,844
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	7,909
	Bank of Nova Scotia	2.200%	2/3/25	33,259	35,193
	Bank of Nova Scotia	1.300%	6/11/25	20,400	20,817
	Bank of Nova Scotia	2.700%	8/3/26	32,211	35,534
[7]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	23,800	25,220
	Barclays plc	4.375%	1/12/26	14,811	16,812
[4]	Barclays plc	2.852%	5/7/26	49,586	52,365
	Barclays plc	4.337%	1/10/28	17,500	19,823
[4]	Barclays plc	4.972%	5/16/29	5,000	5,956
	Barclays plc	2.645%	6/24/31	10,000	10,252
[4,7]	BNP Paribas SA	2.819%	11/19/25	11,680	12,391
[4,7]	BNP Paribas SA	2.219%	6/9/26	8,830	9,179
[7]	BNP Paribas SA	3.500%	11/16/27	15,000	16,647
	BPCE SA	3.375%	12/2/26	10,000	11,250
[7]	BPCE SA	3.250%	1/11/28	19,800	22,055
[6,8]	BPCE SA, 3M Australian Bank Bill Rate + 1.600%	1.700%	6/5/25	4,500	3,306
[4]	Capital One Bank USA NA	2.280%	1/28/26	32,297	33,506
	Capital One Financial Corp.	3.750%	3/9/27	9,732	10,930
	Capital One Financial Corp.	3.800%	1/31/28	10,000	11,270

55

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.400%	6/10/25	3,480	3,950
	Citigroup Inc.	4.600%	3/9/26	8,304	9,639
[4]	Citigroup Inc.	3.106%	4/8/26	25,190	27,385
	Citigroup Inc.	3.400%	5/1/26	39,669	44,378
	Citigroup Inc.	3.200%	10/21/26	53,796	59,908
[9]	Citigroup Inc.	1.750%	10/23/26	5,700	7,684
	Citigroup Inc.	4.450%	9/29/27	3,403	3,961
[4]	Citigroup Inc.	3.887%	1/10/28	20,800	23,711
[4]	Citigroup Inc.	3.668%	7/24/28	28,200	32,028
[4]	Citigroup Inc.	3.520%	10/27/28	39,227	44,153
[4]	Citigroup Inc.	4.075%	4/23/29	8,500	9,908
[4]	Citigroup Inc.	3.980%	3/20/30	24,793	29,032
[4]	Citigroup Inc.	2.976%	11/5/30	33,915	36,992
[4]	Citigroup Inc.	2.666%	1/29/31	12,659	13,503
[4]	Citigroup Inc.	4.412%	3/31/31	29,752	36,123
[4]	Citigroup Inc.	2.572%	6/3/31	10,000	10,625
[7]	Commonwealth Bank of Australia	3.150%	9/19/27	26,712	30,215
	Cooperatieve Rabobank UA	3.750%	7/21/26	5,500	6,145
	Credit Suisse AG	3.625%	9/9/24	66,594	74,022
	Credit Suisse AG	2.950%	4/9/25	28,100	30,682
[4,7]	Credit Suisse Group AG	2.193%	6/5/26	6,900	7,090
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	5,000	5,536
[4,7]	Danske Bank A/S	3.244%	12/20/25	11,500	12,259
	Discover Bank	4.650%	9/13/28	21,600	25,365
	Discover Financial Services	4.500%	1/30/26	10,000	11,574
	Discover Financial Services	4.100%	2/9/27	10,000	11,093
	Fifth Third Bank	2.250%	2/1/27	19,800	21,132
	Goldman Sachs Group Inc.	3.500%	1/23/25	42,995	47,331
	Goldman Sachs Group Inc.	3.500%	4/1/25	15,000	16,607
	Goldman Sachs Group Inc.	3.750%	5/22/25	85,781	95,786
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	30,342	33,062
	Goldman Sachs Group Inc.	3.750%	2/25/26	24,793	28,085
	Goldman Sachs Group Inc.	3.850%	1/26/27	23,300	26,496
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	41,207	46,925
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	9,069	10,462
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	16,231	19,176
	Goldman Sachs Group Inc.	2.600%	2/7/30	28,416	30,429
[6,8]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.645%	5/2/24	30,700	22,147
[4]	HSBC Holdings plc	2.633%	11/7/25	26,370	27,538
	HSBC Holdings plc	4.300%	3/8/26	25,735	29,362
	HSBC Holdings plc	3.900%	5/25/26	30,758	34,558
[4]	HSBC Holdings plc	2.099%	6/4/26	26,801	27,404
[4]	HSBC Holdings plc	4.292%	9/12/26	20,350	22,756
[4]	HSBC Holdings plc	4.041%	3/13/28	78,139	87,209
[4]	HSBC Holdings plc	4.583%	6/19/29	41,640	48,482
	HSBC Holdings plc	4.950%	3/31/30	17,320	21,325
[4]	HSBC Holdings plc	3.973%	5/22/30	29,752	33,538
[4,9]	HSBC Holdings plc	3.000%	5/29/30	2,900	4,074
[4]	HSBC Holdings plc	2.848%	6/4/31	36,495	38,320
[6,8]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.198%	2/16/24	28,200	19,866
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	10,480
	ING Groep NV	3.950%	3/29/27	25,636	29,801
	ING Groep NV	4.550%	10/2/28	4,500	5,537
	ING Groep NV	4.050%	4/9/29	28,264	33,838
[7]	Intesa Sanpaolo SPA	3.250%	9/23/24	3,250	3,395
[7]	Intesa Sanpaolo SPA	4.000%	9/23/29	21,525	23,258
[9]	Intesa Sanpaolo SPA	2.500%	1/15/30	2,300	2,988
	JPMorgan Chase & Co.	3.125%	1/23/25	16,865	18,493
	JPMorgan Chase & Co.	3.900%	7/15/25	30,684	34,946
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	11,500	12,147
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	8,000	8,350
	JPMorgan Chase & Co.	3.300%	4/1/26	1,070	1,204

56

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	39,520	41,393
	JPMorgan Chase & Co.	3.200%	6/15/26	36,273	40,630
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	24,793	28,364
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	42,267	47,937
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	42,057	47,799
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	46,001	54,092
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	22,800	27,705
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	27,661	32,087
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	27,471	29,866
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	12,100	14,974
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	20,000	21,554
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	18,300	19,820
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	5,640	6,932
	KeyBank NA	3.300%	6/1/25	19,800	22,178
	KeyCorp	4.100%	4/30/28	15,000	17,655
[8]	Lloyds Banking Group plc	4.000%	3/7/25	2,300	1,788
	Lloyds Banking Group plc	4.450%	5/8/25	28,760	33,062
[4]	Lloyds Banking Group plc	2.438%	2/5/26	15,000	15,738
	Lloyds Banking Group plc	3.750%	1/11/27	68,999	78,055
	Lloyds Banking Group plc	4.375%	3/22/28	29,752	35,336
	Lloyds Banking Group plc	4.550%	8/16/28	23,800	28,685
[4]	Lloyds Banking Group plc	3.574%	11/7/28	10,873	12,171
[6,8]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 0.000%	1.501%	3/7/25	19,000	13,401
[8]	Macquarie Bank Ltd.	1.750%	8/7/24	9,640	7,122
[6,8]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.800%	0.895%	8/7/24	35,000	25,185
[6,8]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.840%	0.930%	2/12/25	25,000	18,023
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	20,800	21,833
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	90,274	100,454
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	13,260	13,434
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	3,491	3,996
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,555	12,578
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	4,920	5,584
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	750	837
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	8,136	9,473
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	1,000	1,180
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	43,090	49,505
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	41,735	46,579
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	26,949	28,867
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	36,300	37,218
[7]	Mizuho Bank Ltd.	3.750%	4/16/24	5,340	5,850
[7]	Mizuho Bank Ltd.	3.600%	9/25/24	8,700	9,542
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	29,752	31,302
[7]	Mizuho Financial Group Inc.	3.477%	4/12/26	10,000	11,097
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	10,200	10,577
	Mizuho Financial Group Inc.	2.839%	9/13/26	3,525	3,815
	Mizuho Financial Group Inc.	3.663%	2/28/27	750	843
	Mizuho Financial Group Inc.	3.170%	9/11/27	8,525	9,372
	Mizuho Financial Group Inc.	4.018%	3/5/28	5,750	6,665
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	21,400	23,633
[4]	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	20,803
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	10,000	10,299
	Morgan Stanley	3.700%	10/23/24	15,525	17,323
	Morgan Stanley	4.000%	7/23/25	29,187	33,508
	Morgan Stanley	3.875%	1/27/26	84,720	97,168
[4]	Morgan Stanley	2.188%	4/28/26	40,335	42,361
	Morgan Stanley	3.125%	7/27/26	6,054	6,752
	Morgan Stanley	3.625%	1/20/27	68,607	78,796
[4]	Morgan Stanley	3.591%	7/22/28	47,390	54,143
[4]	Morgan Stanley	4.431%	1/23/30	10,000	12,138
[4]	Morgan Stanley	2.699%	1/22/31	74,081	80,408
[4]	Morgan Stanley	3.622%	4/1/31	31,735	36,992

57

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MUFG Americas Holdings Corp.	3.000%	2/10/25	9,600	10,224
[4]	Natwest Group plc	3.073%	5/22/28	12,400	13,275
[4]	Natwest Group plc	4.892%	5/18/29	12,750	15,227
[9]	NIBC Bank NV	3.125%	11/15/23	4,700	6,352
[10]	NIBC Bank NV	0.875%	7/8/25	7,600	8,803
	Northern Trust Corp.	1.950%	5/1/30	20,893	22,156
[4,10]	OP Corporate Bank plc	1.625%	6/9/30	6,310	7,506
	PNC Bank NA	2.950%	2/23/25	31,030	34,106
	PNC Bank NA	3.250%	6/1/25	60,547	67,409
	PNC Bank NA	3.100%	10/25/27	74,625	85,112
	PNC Bank NA	3.250%	1/22/28	28,085	32,433
	PNC Bank NA	2.700%	10/22/29	29,415	32,105
	PNC Financial Services Group Inc.	2.600%	7/23/26	32,212	35,629
	PNC Financial Services Group Inc.	3.150%	5/19/27	15,500	17,534
	PNC Financial Services Group Inc.	3.450%	4/23/29	40,332	47,518
	PNC Financial Services Group Inc.	2.550%	1/22/30	15,000	16,586
	Royal Bank of Canada	2.250%	11/1/24	80,011	85,119
	Royal Bank of Canada	1.150%	6/10/25	13,550	13,770
	Santander Holdings USA Inc.	3.500%	6/7/24	34,710	36,940
	Santander Holdings USA Inc.	3.450%	6/2/25	6,925	7,395
	Santander Holdings USA Inc.	4.400%	7/13/27	6,222	6,908
	State Street Corp.	3.300%	12/16/24	39,592	44,199
	State Street Corp.	3.550%	8/18/25	33,846	38,715
[4]	State Street Corp.	2.354%	11/1/25	29,256	31,194
[4,7]	State Street Corp.	2.901%	3/30/26	6,320	6,889
	State Street Corp.	2.400%	1/24/30	26,777	29,327
[4,7]	State Street Corp.	3.152%	3/30/31	8,250	9,539
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	14,810	15,062
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	34,710	39,466
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	51,114	55,324
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	5,975	6,605
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,965	26,775
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	19,491	21,818
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	4,000	4,462
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	8,870	10,037
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	4,870	5,674
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	750	898
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	82,627	91,230
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	35,566
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	26,045	26,968
	SVB Financial Group	3.125%	6/5/30	7,000	7,726
	Synchrony Financial	3.700%	8/4/26	19,720	20,562
	Synchrony Financial	3.950%	12/1/27	1,035	1,090
	Toronto-Dominion Bank	1.150%	6/12/25	27,540	28,093
[4]	Toronto-Dominion Bank	3.625%	9/15/31	3,750	4,266
	Truist Bank	3.200%	4/1/24	30,473	33,360
	Truist Bank	2.150%	12/6/24	25,500	27,041
	Truist Bank	1.500%	3/10/25	20,800	21,534
	Truist Bank	3.625%	9/16/25	22,245	24,974
	Truist Bank	4.050%	11/3/25	34,710	40,241
	Truist Bank	2.250%	3/11/30	34,140	35,945
	Truist Financial Corp.	2.500%	8/1/24	63,222	67,707
	Truist Financial Corp.	2.850%	10/26/24	5,000	5,412
	Truist Financial Corp.	4.000%	5/1/25	19,351	22,132
	Truist Financial Corp.	1.200%	8/5/25	9,380	9,578
	Truist Financial Corp.	1.125%	8/3/27	21,765	21,808
	Truist Financial Corp.	3.875%	3/19/29	10,000	11,689
	Truist Financial Corp.	1.950%	6/5/30	11,250	11,816
[4,7]	UBS Group AG	1.364%	1/30/27	30,835	31,110
[7]	UBS Group Funding Switzerland AG	4.125%	9/24/25	14,257	16,364
[7]	UBS Group Funding Switzerland AG	4.125%	4/15/26	8,500	9,799
[7]	UBS Group Funding Switzerland AG	4.253%	3/23/28	19,469	22,608
[4]	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	3,052
	US Bancorp	3.600%	9/11/24	14,800	16,540

58

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	1.450%	5/12/25	13,190	13,680
	US Bancorp	3.950%	11/17/25	19,550	22,777
	US Bancorp	3.100%	4/27/26	10,454	11,740
	US Bancorp	2.375%	7/22/26	36,223	39,692
	US Bancorp	3.150%	4/27/27	30,644	35,023
	US Bancorp	3.900%	4/26/28	2,250	2,739
	US Bancorp	3.000%	7/30/29	21,800	24,387
	US Bancorp	1.375%	7/22/30	30,000	30,208
	US Bank NA	2.050%	1/21/25	1,810	1,921
	US Bank NA	2.800%	1/27/25	14,400	15,742
§,11	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
§,11	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
§,11	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	3.300%	9/9/24	16,199	17,827
	Wells Fargo & Co.	3.000%	2/19/25	65,156	70,859
	Wells Fargo & Co.	3.550%	9/29/25	17,459	19,649
[4]	Wells Fargo & Co.	2.406%	10/30/25	34,165	35,866
[4]	Wells Fargo & Co.	2.164%	2/11/26	42,644	44,456
	Wells Fargo & Co.	3.000%	4/22/26	60,337	66,115
[4]	Wells Fargo & Co.	2.188%	4/30/26	14,700	15,343
	Wells Fargo & Co.	3.000%	10/23/26	65,315	71,654
[4]	Wells Fargo & Co.	3.196%	6/17/27	21,350	23,396
[4]	Wells Fargo & Co.	3.584%	5/22/28	39,256	43,993
[4]	Wells Fargo & Co.	2.393%	6/2/28	10,730	11,253
	Wells Fargo & Co.	4.150%	1/24/29	13,949	16,516
[4,10]	Wells Fargo & Co.	1.741%	5/4/30	10,600	13,087
[4]	Wells Fargo & Co.	2.879%	10/30/30	39,832	43,277
[4]	Wells Fargo & Co.	2.572%	2/11/31	39,900	42,175
[9]	Wells Fargo Bank NA	5.250%	8/1/23	6,500	9,547
	Westpac Banking Corp.	2.350%	2/19/25	32,727	35,048
	Westpac Banking Corp.	2.850%	5/13/26	23,595	26,224
	Westpac Banking Corp.	3.350%	3/8/27	63,262	72,932
	Westpac Banking Corp.	3.400%	1/25/28	10,000	11,708
	Westpac Banking Corp.	2.650%	1/16/30	15,000	16,838
[4]	Westpac Banking Corp.	2.894%	2/4/30	21,125	21,669
[4]	Westpac Banking Corp.	4.322%	11/23/31	20,031	22,710
	Westpac Banking Corp.	4.110%	7/24/34	11,175	12,565
[6,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 3.100%	3.200%	3/10/26	2,600	1,877
	Brokerage (2.0%)
	Affiliated Managers Group Inc.	3.300%	6/15/30	33,223	35,547
	Ameriprise Financial Inc.	3.700%	10/15/24	24,793	27,624
	Ameriprise Financial Inc.	3.000%	4/2/25	35,217	38,439
	Ameriprise Financial Inc.	2.875%	9/15/26	1,986	2,198
	BlackRock Inc.	3.200%	3/15/27	21,980	25,065
	BlackRock Inc.	3.250%	4/30/29	15,488	18,163
	BlackRock Inc.	2.400%	4/30/30	37,785	41,913
	BlackRock Inc.	1.900%	1/28/31	6,950	7,357
[10]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	18,700	21,794
	Brookfield Asset Management Inc.	4.000%	1/15/25	19,800	21,877
	Brookfield Finance Inc.	4.250%	6/2/26	2,901	3,303
	Brookfield Finance Inc.	3.900%	1/25/28	19,925	22,475
	Brookfield Finance Inc.	4.850%	3/29/29	13,297	15,965
	Brookfield Finance Inc.	4.350%	4/15/30	13,000	15,206
	Charles Schwab Corp.	3.850%	5/21/25	50,605	57,780
	Charles Schwab Corp.	3.200%	3/2/27	4,043	4,576
	Charles Schwab Corp.	3.200%	1/25/28	24,693	27,949
	Charles Schwab Corp.	4.000%	2/1/29	17,652	21,244
	Charles Schwab Corp.	3.250%	5/22/29	26,339	30,412
	Charles Schwab Corp.	4.625%	3/22/30	5,805	7,448

59

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.750%	12/1/25	18,987	21,855
	Intercontinental Exchange Inc.	3.100%	9/15/27	2,770	3,147
	Intercontinental Exchange Inc.	3.750%	9/21/28	14,100	16,830
	Intercontinental Exchange Inc.	2.100%	6/15/30	26,033	27,557
	Invesco Finance plc	3.750%	1/15/26	11,166	12,513
	Lazard Group LLC	4.500%	9/19/28	31,409	36,216
	Nomura Holdings Inc.	1.851%	7/16/25	13,910	14,090
	Nomura Holdings Inc.	3.103%	1/16/30	18,600	19,895
[7]	Nuveen Finance LLC	4.125%	11/1/24	14,863	16,839
	Stifel Financial Corp.	4.250%	7/18/24	14,785	15,882
	TD Ameritrade Holding Corp.	3.625%	4/1/25	45,947	51,576
	TD Ameritrade Holding Corp.	3.300%	4/1/27	20,837	23,664
	Finance Companies (0.2%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	7,120	6,803
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	11,970	12,808
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	2,425	2,355
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	3,000	2,745
	Air Lease Corp.	3.375%	7/1/25	6,960	7,061
	Air Lease Corp.	3.750%	6/1/26	5,000	5,073
	Air Lease Corp.	3.625%	12/1/27	2,427	2,379
	Air Lease Corp.	4.625%	10/1/28	3,955	4,085
	Air Lease Corp.	3.250%	10/1/29	2,000	1,926
	Air Lease Corp.	3.000%	2/1/30	14,782	13,882
[7]	GE Capital Funding LLC	3.450%	5/15/25	5,000	5,274
[7]	GE Capital Funding LLC	4.400%	5/15/30	14,460	15,209
[7]	USAA Capital Corp.	2.125%	5/1/30	3,600	3,856
	Insurance (2.9%)
	Aetna Inc.	3.500%	11/15/24	10,000	11,030
	Aflac Inc.	3.625%	11/15/24	11,940	13,467
	Aflac Inc.	3.250%	3/17/25	5,995	6,657
	Aflac Inc.	3.600%	4/1/30	4,500	5,348
	American International Group Inc.	2.500%	6/30/25	14,355	15,321
	American International Group Inc.	3.900%	4/1/26	14,297	16,396
	American International Group Inc.	3.400%	6/30/30	14,925	16,571
	Anthem Inc.	2.375%	1/15/25	16,760	17,906
	Anthem Inc.	3.650%	12/1/27	10,000	11,529
	Anthem Inc.	2.875%	9/15/29	34,704	38,237
	Aon Corp.	2.800%	5/15/30	19,800	21,668
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	18,150	19,250
	Berkshire Hathaway Inc.	3.125%	3/15/26	30,166	34,108
	Centene Corp.	4.750%	1/15/25	1,300	1,345
	Centene Corp.	4.250%	12/15/27	2,595	2,764
	Chubb INA Holdings Inc.	3.150%	3/15/25	35,584	39,689
	Chubb INA Holdings Inc.	3.350%	5/3/26	38,414	44,009
	CNA Financial Corp.	3.450%	8/15/27	12,300	13,586
	Enstar Group Ltd.	4.950%	6/1/29	20,380	22,411
[7]	Five Corners Funding Trust II	2.850%	5/15/30	15,000	16,181
[9]	Hastings Group Finance plc	3.000%	5/24/25	7,700	10,588
	Humana Inc.	3.950%	3/15/27	7,300	8,406
	Lincoln National Corp.	3.625%	12/12/26	12,463	13,967
	Markel Corp.	3.350%	9/17/29	7,000	7,665
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2	2
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	30,382	33,731
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	40,305	49,969
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	7,550	8,090
	MetLife Inc.	4.550%	3/23/30	15,600	19,964
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	12,520	14,375
[4,7]	Nippon Life Insurance Co.	3.400%	1/23/50	8,000	8,520
[9]	Phoenix Group Holdings	6.625%	12/18/25	3,275	5,048

60

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Phoenix Group Holdings plc	5.625%	4/28/31	1,800	2,675
	Principal Financial Group Inc.	3.100%	11/15/26	6,110	6,724
	Principal Financial Group Inc.	3.700%	5/15/29	11,855	13,763
	Progressive Corp.	2.450%	1/15/27	3,150	3,413
	Progressive Corp.	4.000%	3/1/29	1,070	1,301
	Progressive Corp.	3.200%	3/26/30	20,272	23,694
[7]	Protective Life Corp.	4.300%	9/30/28	22,700	25,724
	Prudential Financial Inc.	1.500%	3/10/26	13,000	13,445
	Prudential Financial Inc.	2.100%	3/10/30	9,345	9,922
[4]	Prudential Financial Inc.	5.375%	5/15/45	3,575	3,861
	Prudential plc	3.125%	4/14/30	1,500	1,662
	UnitedHealth Group Inc.	2.375%	8/15/24	16,640	17,813
	UnitedHealth Group Inc.	3.750%	7/15/25	46,306	53,178
	UnitedHealth Group Inc.	1.250%	1/15/26	11,530	11,881
	UnitedHealth Group Inc.	3.100%	3/15/26	5,933	6,686
	UnitedHealth Group Inc.	3.450%	1/15/27	13,800	15,909
	UnitedHealth Group Inc.	3.375%	4/15/27	29,038	33,511
	UnitedHealth Group Inc.	2.950%	10/15/27	38,725	43,994
	UnitedHealth Group Inc.	3.850%	6/15/28	29,398	35,275
	UnitedHealth Group Inc.	3.875%	12/15/28	35,288	42,696
	UnitedHealth Group Inc.	2.875%	8/15/29	43,166	49,005
	UnitedHealth Group Inc.	2.000%	5/15/30	22,300	23,690
	Voya Financial Inc.	3.650%	6/15/26	750	844
	Voya Financial Inc.	5.700%	7/15/43	3,758	5,136
	Willis North America Inc.	2.950%	9/15/29	25,900	28,276
	Other Finance (0.1%)
[9]	Aroundtown SA	3.625%	4/10/31	3,000	4,179
[10]	Logicor Financing Sarl	3.250%	11/13/28	3,500	4,579
[10]	Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	7,000	7,714
	Real Estate Investment Trusts (3.3%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	24,734	27,804
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,975	2,297
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	15,000	16,370
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	14,500	14,589
	AvalonBay Communities Inc.	2.950%	5/11/26	19,800	21,729
	AvalonBay Communities Inc.	2.900%	10/15/26	6,500	7,136
	AvalonBay Communities Inc.	3.350%	5/15/27	12,040	13,606
	AvalonBay Communities Inc.	3.200%	1/15/28	18,750	21,144
	AvalonBay Communities Inc.	3.300%	6/1/29	5,000	5,737
	AvalonBay Communities Inc.	2.300%	3/1/30	29,752	31,816
	Boston Properties LP	3.250%	1/30/31	10,000	11,069
	Brixmor Operating Partnership LP	4.050%	7/1/30	15,025	15,729
	CubeSmart LP	4.375%	2/15/29	12,000	14,179
	Digital Realty Trust LP	4.750%	10/1/25	5,645	6,619
	Digital Realty Trust LP	3.700%	8/15/27	16,675	19,144
	Digital Realty Trust LP	3.600%	7/1/29	19,800	23,132
	Duke Realty LP	2.875%	11/15/29	5,000	5,596
	ERP Operating LP	3.375%	6/1/25	20,800	22,988
	ERP Operating LP	2.850%	11/1/26	8,211	9,076
	ERP Operating LP	3.500%	3/1/28	8,836	10,120
	ERP Operating LP	4.150%	12/1/28	27,426	33,227
	ERP Operating LP	3.000%	7/1/29	10,000	11,284
	ERP Operating LP	2.500%	2/15/30	12,570	13,660
	Essex Portfolio LP	3.000%	1/15/30	10,000	10,990
	Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,818
	Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,904
	Federal Realty Investment Trust	3.200%	6/15/29	10,000	10,625
	Healthpeak Properties Inc.	3.400%	2/1/25	5,605	6,238
	Healthpeak Properties Inc.	4.000%	6/1/25	14,105	15,726
	Healthpeak Properties Inc.	3.500%	7/15/29	12,542	14,004
	Healthpeak Properties Inc.	3.000%	1/15/30	16,700	17,978
	Healthpeak Properties Inc.	2.875%	1/15/31	4,000	4,265
	Highwoods Realty LP	3.875%	3/1/27	19,500	21,315

61

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kilroy Realty LP	4.750%	12/15/28	6,705	7,902
	Kimco Realty Corp.	3.300%	2/1/25	19,940	21,310
	Kimco Realty Corp.	2.800%	10/1/26	7,148	7,418
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	1,620	1,365
	Mid-America Apartments LP	4.000%	11/15/25	7,620	8,601
	Mid-America Apartments LP	3.600%	6/1/27	6,000	6,773
	Mid-America Apartments LP	2.750%	3/15/30	19,800	21,470
	National Retail Properties Inc.	4.000%	11/15/25	10,605	11,840
	National Retail Properties Inc.	3.500%	10/15/27	8,830	9,343
	National Retail Properties Inc.	2.500%	4/15/30	10,000	9,831
	Omega Healthcare Investors Inc.	4.500%	1/15/25	1,016	1,054
	Omega Healthcare Investors Inc.	5.250%	1/15/26	23,324	25,516
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,637	6,016
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	10,052
[10]	Prologis Euro Finance LLC	1.500%	9/10/49	2,900	3,416
	Prologis LP	3.750%	11/1/25	1,070	1,230
	Prologis LP	2.125%	4/15/27	8,400	8,990
	Prologis LP	4.375%	2/1/29	15,000	18,830
	Prologis LP	2.250%	4/15/30	10,000	10,807
	Public Storage	3.094%	9/15/27	7,137	8,155
	Public Storage	3.385%	5/1/29	31,980	37,395
	Realty Income Corp.	3.875%	4/15/25	24,932	27,771
	Realty Income Corp.	4.125%	10/15/26	45,976	53,314
	Realty Income Corp.	3.650%	1/15/28	18,669	20,984
	Regency Centers LP	2.950%	9/15/29	3,150	3,293
	Sabra Health Care LP	5.125%	8/15/26	40,846	43,352
	Sabra Health Care LP	3.900%	10/15/29	21,580	20,119
	Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	18,600	18,818
	Simon Property Group LP	3.750%	2/1/24	28,230	30,457
	Simon Property Group LP	2.000%	9/13/24	25,586	26,356
	Simon Property Group LP	3.375%	10/1/24	4,000	4,330
	Simon Property Group LP	3.500%	9/1/25	20,797	22,901
	Simon Property Group LP	3.300%	1/15/26	9,920	10,889
	Simon Property Group LP	3.250%	11/30/26	24,342	26,692
	Simon Property Group LP	3.375%	6/15/27	16,390	17,802
	Simon Property Group LP	3.375%	12/1/27	22,964	25,226
	Simon Property Group LP	2.450%	9/13/29	18,700	18,968
	Simon Property Group LP	2.650%	7/15/30	7,000	7,139
	Ventas Realty LP	3.500%	2/1/25	4,920	5,211
	VEREIT Operating Partnership LP	3.400%	1/15/28	8,170	8,400
	VEREIT Operating Partnership LP	3.100%	12/15/29	15,000	15,081
	Welltower Inc.	4.000%	6/1/25	13,753	15,320
	Welltower Inc.	2.700%	2/15/27	10,970	11,476
	Welltower Inc.	4.250%	4/15/28	2,540	2,908
	Welltower Inc.	3.100%	1/15/30	4,000	4,205
	Welltower Inc.	2.750%	1/15/31	10,000	10,145
					10,322,552
Industrial (39.4%)
	Basic Industry (1.7%)
[7]	Air Liquide Finance SA	2.500%	9/27/26	19,650	21,612
	Air Products & Chemicals Inc.	1.500%	10/15/25	2,385	2,490
	Air Products & Chemicals Inc.	1.850%	5/15/27	5,380	5,734
[10]	Air Products & Chemicals Inc.	0.500%	5/5/28	3,845	4,583
[7]	Arconic Corp.	6.000%	5/15/25	770	821
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	1,319	1,378
[7]	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	27,256	29,654
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.700%	6/1/28	23,646	25,724
	Dow Chemical Co.	4.550%	11/30/25	6,350	7,367
	Dow Chemical Co.	3.625%	5/15/26	76,513	85,288

62

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Dow Chemical Co.	0.500%	3/15/27	6,140	6,897
[10]	Dow Chemical Co.	1.125%	3/15/32	3,000	3,331
	DuPont de Nemours Inc.	4.493%	11/15/25	25,398	29,573
	Eastman Chemical Co.	3.800%	3/15/25	23,057	25,520
	EI du Pont de Nemours & Co.	1.700%	7/15/25	5,175	5,402
	FMC Corp.	3.200%	10/1/26	14,475	15,934
	Freeport-McMoRan Inc.	4.625%	8/1/30	2,560	2,682
[7]	Georgia-Pacific LLC	2.100%	4/30/27	24,793	26,330
[7]	Georgia-Pacific LLC	2.300%	4/30/30	7,000	7,558
[7]	Graphic Packaging International LLC	3.500%	3/15/28	1,412	1,433
[7]	Industrias Penoles SAB de CV	4.750%	8/6/50	2,338	2,432
	LYB International Finance III LLC	2.875%	5/1/25	11,645	12,564
	LYB International Finance III LLC	3.375%	5/1/30	19,010	20,942
	Newmont Corp.	2.800%	10/1/29	23,675	26,028
	Newmont Corp.	2.250%	10/1/30	19,215	20,290
[7]	Novelis Corp.	4.750%	1/30/30	970	1,011
	Nucor Corp.	2.700%	6/1/30	14,060	15,248
	Nutrien Ltd.	3.375%	3/15/25	13,485	14,963
[7]	OCI NV	5.250%	11/1/24	2,650	2,733
	Packaging Corp. of America	3.400%	12/15/27	1,250	1,404
	Packaging Corp. of America	3.000%	12/15/29	14,000	15,472
	PPG Industries Inc.	2.550%	6/15/30	10,435	11,239
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	6,720	7,649
	Sherwin-Williams Co.	3.450%	6/1/27	19,878	22,786
	Sherwin-Williams Co.	2.950%	8/15/29	17,585	19,618
	Steel Dynamics Inc.	3.450%	4/15/30	9,200	10,286
	Steel Dynamics Inc.	3.250%	1/15/31	7,000	7,612
[7]	Suzano Austria GmbH	7.000%	3/16/47	3,000	3,405
	Vale Overseas Ltd.	6.250%	8/10/26	3,791	4,544
	Vale Overseas Ltd.	3.750%	7/8/30	4,304	4,618
[10]	Vale SA	3.750%	1/10/23	10,030	12,463
[7]	WR Grace & Co-Conn	4.875%	6/15/27	990	1,054
	WRKCo Inc.	3.000%	9/15/24	9,485	10,181
	WRKCo Inc.	4.650%	3/15/26	25,054	29,446
	WRKCo Inc.	4.000%	3/15/28	6,100	6,972
	WRKCo Inc.	3.900%	6/1/28	9,821	11,248
	Capital Goods (3.7%)
	3M Co.	2.000%	2/14/25	16,675	17,716
	3M Co.	2.250%	9/19/26	22,783	24,801
	3M Co.	3.050%	4/15/30	5,000	5,804
[10]	Airbus Finance BV	1.375%	5/13/31	4,785	5,695
[7]	Airbus SE	3.150%	4/10/27	26,527	28,098
[7]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	477	504
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,600	2,675
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	1,839	1,952
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	660	685
	Ball Corp.	5.000%	3/15/22	940	985
	Ball Corp.	4.875%	3/15/26	3,445	3,919
[7]	Berry Global Inc.	4.875%	7/15/26	5,915	6,264
	Boeing Co.	4.875%	5/1/25	69,362	75,190
	Boeing Co.	5.040%	5/1/27	29,752	32,170
	Boeing Co.	3.250%	3/1/28	1,131	1,127
	Boeing Co.	5.150%	5/1/30	10,000	10,962
[7]	BWX Technologies Inc.	4.125%	6/30/28	660	690
[7]	Carrier Global Corp.	2.242%	2/15/25	31,953	33,364
[7]	Carrier Global Corp.	2.493%	2/15/27	28,244	29,693
[7]	Carrier Global Corp.	2.722%	2/15/30	15,000	15,800
	Caterpillar Financial Services Corp.	3.300%	6/9/24	305	336
	Caterpillar Financial Services Corp.	2.150%	11/8/24	19,800	21,069
	Caterpillar Financial Services Corp.	2.400%	8/9/26	2,000	2,186
	Caterpillar Inc.	2.600%	9/19/29	8,000	8,955

63

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Clark Equipment Co.	5.875%	6/1/25	1,572	1,647
[7]	Clean Harbors Inc.	4.875%	7/15/27	3,965	4,193
[7]	Clean Harbors Inc.	5.125%	7/15/29	925	992
[10]	CNH Industrial Finance Europe SA	1.750%	3/25/27	4,280	5,024
	Embraer Netherlands Finance BV	5.050%	6/15/25	19,200	17,768
	Embraer Netherlands Finance BV	5.400%	2/1/27	4,100	3,746
	Embraer Overseas Ltd.	5.696%	9/16/23	582	582
	Embraer SA	5.150%	6/15/22	8,000	8,019
	Emerson Electric Co.	1.800%	10/15/27	19,800	21,021
	General Dynamics Corp.	3.250%	4/1/25	8,080	9,030
	General Dynamics Corp.	3.500%	5/15/25	20,765	23,473
	General Dynamics Corp.	3.500%	4/1/27	11,500	13,342
	General Dynamics Corp.	2.625%	11/15/27	20,295	22,462
	General Dynamics Corp.	3.750%	5/15/28	20,545	24,399
	General Dynamics Corp.	3.625%	4/1/30	17,272	20,732
	General Electric Co.	3.450%	5/1/27	5,000	5,255
[7]	GPC Merger Sub Inc.	7.125%	8/15/28	365	380
	Honeywell International Inc.	1.350%	6/1/25	9,050	9,365
	Honeywell International Inc.	2.500%	11/1/26	6,921	7,665
	Honeywell International Inc.	2.700%	8/15/29	14,138	16,151
	Honeywell International Inc.	1.950%	6/1/30	34,214	36,602
	Howmet Aerospace Inc.	6.875%	5/1/25	1,145	1,288
[7]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	10,000	11,080
	Illinois Tool Works Inc.	2.650%	11/15/26	10,933	12,105
	John Deere Capital Corp.	2.250%	9/14/26	9,960	10,867
	John Deere Capital Corp.	1.750%	3/9/27	5,000	5,272
	Johnson Controls International plc	3.900%	2/14/26	2,621	2,877
	L3Harris Technologies Inc.	3.950%	5/28/24	8,682	9,549
	L3Harris Technologies Inc.	3.832%	4/27/25	4,775	5,383
	L3Harris Technologies Inc.	3.850%	12/15/26	26,665	30,894
	L3Harris Technologies Inc.	4.400%	6/15/28	14,925	18,066
	Lennox International Inc.	1.700%	8/1/27	7,000	7,082
	Lockheed Martin Corp.	2.900%	3/1/25	11,882	13,075
	Lockheed Martin Corp.	3.550%	1/15/26	58,134	66,763
	Lockheed Martin Corp.	1.850%	6/15/30	10,300	10,867
[7]	Mueller Water Products Inc.	5.500%	6/15/26	4,123	4,298
	Northrop Grumman Corp.	3.250%	1/15/28	61,443	70,272
	Northrop Grumman Corp.	4.400%	5/1/30	31,125	38,872
[7]	Otis Worldwide Corp.	2.056%	4/5/25	5,000	5,283
[7]	Otis Worldwide Corp.	2.293%	4/5/27	23,520	25,140
[7]	Otis Worldwide Corp.	2.565%	2/15/30	10,000	10,789
	Parker-Hannifin Corp.	3.300%	11/21/24	10,060	11,080
[7]	Raytheon Technologies Corp.	3.200%	3/15/24	15,000	16,269
	Raytheon Technologies Corp.	3.950%	8/16/25	11,532	13,319
[7]	Raytheon Technologies Corp.	3.500%	3/15/27	28,417	32,344
	Raytheon Technologies Corp.	3.125%	5/4/27	75,336	84,293
	Raytheon Technologies Corp.	4.125%	11/16/28	28,623	34,381
	Raytheon Technologies Corp.	2.250%	7/1/30	17,984	19,291
	Republic Services Inc.	3.200%	3/15/25	4,150	4,588
[7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	341	345
[6,7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M USD LIBOR + 3.500%	3.775%	7/15/21	2,972	2,965
	Roper Technologies Inc.	2.000%	6/30/30	21,800	22,658
[7]	Sealed Air Corp.	4.000%	12/1/27	1,775	1,828
	Silgan Holdings Inc.	4.125%	2/1/28	3,097	3,174
[7]	Standard Industries Inc.	4.375%	7/15/30	1,645	1,777
	Stanley Black & Decker Inc.	3.400%	3/1/26	31,735	36,186
	Stanley Black & Decker Inc.	2.300%	3/15/30	39,074	42,227
[7]	Summit Materials LLC / Summit Materials Finance Corp.	5.250%	1/15/29	370	383
[7]	TransDigm Inc.	8.000%	12/15/25	540	587
[7]	TransDigm Inc.	6.250%	3/15/26	4,510	4,758

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransDigm Inc.	5.500%	11/15/27	3,009	2,855
[7]	Trivium Packaging Finance BV	5.500%	8/15/26	910	962
[7]	Trivium Packaging Finance BV	8.500%	8/15/27	1,755	1,915
	United Rentals North America Inc.	4.625%	10/15/25	5,615	5,776
	United Rentals North America Inc.	6.500%	12/15/26	2,675	2,969
	United Rentals North America Inc.	3.875%	11/15/27	2,925	3,071
	United Rentals North America Inc.	3.875%	2/15/31	1,440	1,440
[7]	WESCO Distribution Inc.	7.250%	6/15/28	4,463	4,876
	Communication (5.5%)
	American Tower Corp.	2.400%	3/15/25	19,800	21,157
	American Tower Corp.	2.750%	1/15/27	22,600	24,641
	American Tower Corp.	3.550%	7/15/27	11,315	12,893
	American Tower Corp.	3.600%	1/15/28	10,000	11,488
	AT&T Inc.	3.950%	1/15/25	10,000	11,237
	AT&T Inc.	3.400%	5/15/25	5,299	5,889
	AT&T Inc.	3.875%	1/15/26	7,380	8,404
	AT&T Inc.	4.125%	2/17/26	59,093	68,028
	AT&T Inc.	4.250%	3/1/27	19,000	22,210
	AT&T Inc.	2.300%	6/1/27	49,586	52,515
	AT&T Inc.	1.650%	2/1/28	10,000	10,178
	AT&T Inc.	4.300%	2/15/30	23,800	28,468
	AT&T Inc.	2.750%	6/1/31	7,000	7,495
	AT&T Inc.	2.250%	2/1/32	20,000	20,502
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	4,730	5,049
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	940	980
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	14,313	16,610
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	5,900	6,771
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	13,053	15,850
	Comcast Corp.	3.375%	8/15/25	51,419	57,878
	Comcast Corp.	3.150%	3/1/26	54,105	60,746
	Comcast Corp.	2.350%	1/15/27	53,381	57,700
	Comcast Corp.	3.300%	2/1/27	2,000	2,272
	Comcast Corp.	3.300%	4/1/27	10,000	11,408
	Comcast Corp.	3.150%	2/15/28	35,747	40,832
	Comcast Corp.	3.550%	5/1/28	10,000	11,709
	Comcast Corp.	4.150%	10/15/28	60,520	74,313
	Comcast Corp.	3.400%	4/1/30	37,386	43,830
	Comcast Corp.	4.250%	10/15/30	3,753	4,720
	Comcast Corp.	1.950%	1/15/31	18,598	19,445
	Crown Castle International Corp.	4.450%	2/15/26	37,166	43,337
	Crown Castle International Corp.	3.700%	6/15/26	47,555	53,991
	Crown Castle International Corp.	3.300%	7/1/30	10,000	11,283
	Crown Castle International Corp.	2.250%	1/15/31	13,715	14,226
[7]	CSC Holdings LLC	5.375%	2/1/28	1,980	2,146
[7]	CSC Holdings LLC	6.500%	2/1/29	5,790	6,630
[7]	CSC Holdings LLC	5.750%	1/15/30	3,725	4,116
[7]	CSC Holdings LLC	4.625%	12/1/30	988	1,037
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	9,350	11,241
	Discovery Communications LLC	3.450%	3/15/25	1,168	1,285
	Discovery Communications LLC	3.950%	6/15/25	3,715	4,196
	Discovery Communications LLC	4.900%	3/11/26	29,563	34,675
	Discovery Communications LLC	3.625%	5/15/30	25,835	28,673
	Fox Corp.	3.050%	4/7/25	11,727	12,851
	Fox Corp.	4.709%	1/25/29	43,522	53,001
	Fox Corp.	3.500%	4/8/30	10,000	11,389
[7]	Front Range BidCo Inc.	4.000%	3/1/27	475	475
[7]	Front Range BidCo Inc.	6.125%	3/1/28	1,665	1,717
	Lamar Media Corp.	5.750%	2/1/26	935	979
[7]	Lamar Media Corp.	3.750%	2/15/28	1,400	1,409
[7]	Lamar Media Corp.	4.875%	1/15/29	703	738

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Lamar Media Corp.	4.000%	2/15/30	880	889
[7]	Level 3 Financing Inc.	4.625%	9/15/27	6,088	6,400
[7]	Level 3 Financing Inc.	4.250%	7/1/28	1,645	1,701
[7]	Netflix Inc.	3.625%	6/15/25	660	700
	Netflix Inc.	4.875%	4/15/28	4,114	4,783
[7]	Nexstar Escrow Inc.	5.625%	7/15/27	5,225	5,565
	Qwest Corp.	7.250%	9/15/25	4,554	5,248
	RELX Capital Inc.	3.000%	5/22/30	13,800	15,324
	S&P Global Inc.	4.000%	6/15/25	6,905	7,925
	S&P Global Inc.	4.400%	2/15/26	21,220	25,291
	S&P Global Inc.	2.950%	1/22/27	10,649	11,926
[7]	SBA Communications Corp.	3.875%	2/15/27	985	1,019
[7]	Sirius XM Radio Inc.	4.625%	7/15/24	2,100	2,210
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	1,810	1,925
[7]	Sirius XM Radio Inc.	4.125%	7/1/30	985	1,037
[7]	Sky Ltd.	3.750%	9/16/24	19,800	22,318
	Sprint Corp.	7.125%	6/15/24	5,555	6,472
	Sprint Corp.	7.625%	3/1/26	1,085	1,348
[7]	T-Mobile USA Inc.	3.500%	4/15/25	19,800	21,866
	T-Mobile USA Inc.	4.500%	2/1/26	4,320	4,444
[7]	T-Mobile USA Inc.	3.750%	4/15/27	90,487	102,612
[7]	T-Mobile USA Inc.	3.875%	4/15/30	62,735	71,631
	Telefonica Emisiones SAU	4.103%	3/8/27	9,470	10,993
[7]	Twitter Inc.	3.875%	12/15/27	4,216	4,469
[8]	Verizon Communications Inc.	4.050%	2/17/25	15,310	12,195
	Verizon Communications Inc.	4.125%	3/16/27	44,892	53,655
	Verizon Communications Inc.	3.000%	3/22/27	56,875	64,003
[8]	Verizon Communications Inc.	4.500%	8/17/27	3,500	2,959
	Verizon Communications Inc.	4.329%	9/21/28	20,128	24,758
	Verizon Communications Inc.	3.150%	3/22/30	25,000	28,664
[10]	Verizon Communications Inc.	2.875%	1/15/38	4,700	6,998
	ViacomCBS Inc.	3.875%	4/1/24	1,073	1,172
	ViacomCBS Inc.	4.750%	5/15/25	17,403	20,032
	ViacomCBS Inc.	4.950%	1/15/31	10,000	12,067
	ViacomCBS Inc.	4.200%	5/19/32	18,225	21,014
[7]	Virgin Media Finance plc	5.000%	7/15/30	1,650	1,716
[7]	Virgin Media Secured Finance plc	4.500%	8/15/30	988	1,050
[7]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	2,085	2,171
	Vodafone Group plc	4.125%	5/30/25	11,300	12,918
	Vodafone Group plc	4.375%	5/30/28	39,173	47,526
	Walt Disney Co.	3.350%	3/24/25	21,340	23,850
	Walt Disney Co.	3.700%	10/15/25	6,535	7,446
	Walt Disney Co.	1.750%	1/13/26	52,590	54,906
	Walt Disney Co.	3.000%	2/13/26	5,580	6,205
	Walt Disney Co.	3.375%	11/15/26	44,928	50,844
	Walt Disney Co.	3.700%	3/23/27	14,162	16,426
	Walt Disney Co.	2.200%	1/13/28	5,160	5,460
	Walt Disney Co.	2.000%	9/1/29	42,462	44,050
	Walt Disney Co.	2.650%	1/13/31	10,000	10,863
[9]	WPP Finance SA	3.750%	5/19/32	1,800	2,520
	Consumer Cyclical (4.4%)
[7]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	1,800	1,845
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	2,470	2,556
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,661	4,847
[7]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	26,507	29,191
[7]	Allison Transmission Inc.	5.000%	10/1/24	315	321
[7]	Allison Transmission Inc.	4.750%	10/1/27	5,165	5,359
	Amazon.com Inc.	1.200%	6/3/27	19,752	20,299
	Amazon.com Inc.	3.150%	8/22/27	47,015	54,363
	Amazon.com Inc.	1.500%	6/3/30	19,800	20,458
	American Honda Finance Corp.	2.900%	2/16/24	7,500	8,037
	American Honda Finance Corp.	2.150%	9/10/24	44,628	47,099
	American Honda Finance Corp.	1.200%	7/8/25	19,800	20,100

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Asbury Automotive Group Inc.	4.500%	3/1/28	1,754	1,793
[7]	Asbury Automotive Group Inc.	4.750%	3/1/30	669	687
	AutoZone Inc.	3.625%	4/15/25	15,000	16,920
	AutoZone Inc.	3.750%	6/1/27	12,000	13,722
	BorgWarner Inc.	2.650%	7/1/27	46,483	49,235
[7]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	1,551	1,648
[7]	Carnival Corp.	11.500%	4/1/23	2,767	3,009
[7]	Churchill Downs Inc.	5.500%	4/1/27	2,240	2,338
[7]	Churchill Downs Inc.	4.750%	1/15/28	5,339	5,412
[7]	Clarios Global LP	6.750%	5/15/25	650	699
[7]	Colt Merger Sub Inc.	5.750%	7/1/25	329	343
[7]	Colt Merger Sub Inc.	8.125%	7/1/27	2,168	2,195
	Costco Wholesale Corp.	3.000%	5/18/27	16,539	18,887
	Costco Wholesale Corp.	1.375%	6/20/27	18,000	18,653
	Costco Wholesale Corp.	1.600%	4/20/30	10,000	10,360
	Dana Inc.	5.375%	11/15/27	658	689
	Dana Inc.	5.625%	6/15/28	985	1,017
	Dollar General Corp.	4.125%	5/1/28	4,650	5,534
	Dollar General Corp.	3.500%	4/3/30	29,752	34,301
	eBay Inc.	2.700%	3/11/30	19,800	21,402
[7]	Expedia Group Inc.	6.250%	5/1/25	1,006	1,099
[7]	Expedia Group Inc.	7.000%	5/1/25	765	828
[7]	Expedia Group Inc.	4.625%	8/1/27	3,295	3,386
[10]	FCE Bank plc	1.660%	2/11/21	7,200	8,378
	Ford Motor Co.	8.500%	4/21/23	2,035	2,256
	Ford Motor Credit Co. LLC	2.979%	8/3/22	980	987
	Ford Motor Credit Co. LLC	3.087%	1/9/23	1,200	1,196
	Ford Motor Credit Co. LLC	5.125%	6/16/25	2,635	2,803
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,020	1,001
	General Motors Co.	6.125%	10/1/25	15,000	17,487
	General Motors Co.	5.000%	10/1/28	15,000	16,838
	General Motors Financial Co. Inc.	3.500%	11/7/24	15,685	16,751
	General Motors Financial Co. Inc.	4.000%	1/15/25	5,000	5,333
	General Motors Financial Co. Inc.	2.900%	2/26/25	24,793	25,684
	General Motors Financial Co. Inc.	4.350%	4/9/25	25,537	27,724
	General Motors Financial Co. Inc.	4.300%	7/13/25	14,123	15,376
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,000	10,726
	General Motors Financial Co. Inc.	4.350%	1/17/27	10,000	10,826
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	1,181	1,305
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	4,232	4,179
	Harley-Davidson Inc.	3.500%	7/28/25	17,000	18,029
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	1,390	1,453
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	942	1,006
	Home Depot Inc.	2.500%	4/15/27	21,800	24,152
	Home Depot Inc.	2.800%	9/14/27	23,443	26,537
	Home Depot Inc.	3.900%	12/6/28	26,033	31,625
	Home Depot Inc.	2.950%	6/15/29	61,528	70,489
[7]	International Game Technology plc	6.250%	1/15/27	385	410
[7]	International Game Technology plc	5.250%	1/15/29	1,360	1,387
[7]	L Brands Inc.	6.875%	7/1/25	575	620
	Lennar Corp.	5.250%	6/1/26	1,560	1,747
	Lennar Corp.	5.000%	6/15/27	1,366	1,537
	Lennar Corp.	4.750%	11/29/27	145	167
[7]	Live Nation Entertainment Inc.	5.625%	3/15/26	545	522
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	975	1,046
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	1,615	1,486
	Lowe's Cos. Inc.	3.125%	9/15/24	7,505	8,246
	Lowe's Cos. Inc.	2.500%	4/15/26	5,067	5,520
	Lowe's Cos. Inc.	3.100%	5/3/27	10,000	11,292
	Magna International Inc.	2.450%	6/15/30	19,800	20,853
	Marriott International Inc.	5.750%	5/1/25	4,439	4,927
	Marriott International Inc.	4.625%	6/15/30	4,010	4,278
	Mastercard Inc.	3.300%	3/26/27	19,800	22,861
	Mastercard Inc.	2.950%	6/1/29	19,000	21,740

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Match Group Holdings II LLC	4.625%	6/1/28	1,598	1,646
[7]	Mattamy Group Corp.	4.625%	3/1/30	939	957
	McDonald's Corp.	3.375%	5/26/25	7,455	8,332
	McDonald's Corp.	1.450%	9/1/25	5,000	5,175
	McDonald's Corp.	3.700%	1/30/26	15,000	17,150
	McDonald's Corp.	2.625%	9/1/29	21,550	23,657
	McDonald's Corp.	3.600%	7/1/30	24,000	28,006
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	3,010	3,251
[7]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	2,578	2,681
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	2,417	2,514
	O'Reilly Automotive Inc.	3.600%	9/1/27	9,000	10,381
[7]	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	3,545	3,718
	PulteGroup Inc.	5.500%	3/1/26	4,570	5,233
	PulteGroup Inc.	5.000%	1/15/27	1,410	1,600
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	325	343
[7]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	325	332
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	655	721
	Starbucks Corp.	2.000%	3/12/27	5,200	5,453
	Starbucks Corp.	2.250%	3/12/30	10,000	10,564
	Target Corp.	2.250%	4/15/25	5,500	5,922
	Target Corp.	3.375%	4/15/29	20,300	23,880
	Target Corp.	2.350%	2/15/30	10,000	11,004
	Target Corp.	2.650%	9/15/30	15,000	16,855
	TJX Cos. Inc.	3.500%	4/15/25	19,800	22,092
	TJX Cos. Inc.	2.250%	9/15/26	46,214	49,590
	TJX Cos. Inc.	3.875%	4/15/30	21,436	25,801
	Toyota Motor Credit Corp.	3.000%	4/1/25	7,000	7,705
	Toyota Motor Credit Corp.	3.200%	1/11/27	2,000	2,268
	Toyota Motor Credit Corp.	3.650%	1/8/29	33,466	40,039
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	29,566
	TRI Pointe Group Inc.	5.700%	6/15/28	3,290	3,619
[7]	Vail Resorts Inc.	6.250%	5/15/25	3,813	4,099
	Visa Inc.	3.150%	12/14/25	106,820	120,198
	Visa Inc.	1.900%	4/15/27	19,800	21,141
	Visa Inc.	2.050%	4/15/30	29,752	32,279
[7]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	5,469
	Walmart Inc.	3.050%	7/8/26	44,086	50,036
	Walmart Inc.	3.700%	6/26/28	37,669	45,330
	Walmart Inc.	3.250%	7/8/29	14,929	17,588
[7]	William Carter Co.	5.500%	5/15/25	2,649	2,795
	Consumer Noncyclical (11.7%)
	Abbott Laboratories	3.750%	11/30/26	16,142	18,957
	Abbott Laboratories	1.150%	1/30/28	10,000	10,263
	Abbott Laboratories	1.400%	6/30/30	7,500	7,636
[7]	AbbVie Inc.	2.600%	11/21/24	61,487	65,618
[7]	AbbVie Inc.	3.800%	3/15/25	31,537	35,346
[7]	AbbVie Inc.	2.950%	11/21/26	79,437	87,548
[7]	AbbVie Inc.	3.200%	11/21/29	37,547	42,287
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	2,212
	Agilent Technologies Inc.	2.750%	9/15/29	10,000	10,949
[7]	Alcon Finance Corp.	2.750%	9/23/26	15,000	16,344
	Altria Group Inc.	2.350%	5/6/25	13,907	14,799
	Altria Group Inc.	4.400%	2/14/26	19,150	22,197
	Altria Group Inc.	2.625%	9/16/26	11,076	11,926
	Altria Group Inc.	4.800%	2/14/29	37,462	45,102
	Altria Group Inc.	3.400%	5/6/30	8,000	8,942
	AmerisourceBergen Corp.	3.450%	12/15/27	14,716	16,881
	Amgen Inc.	2.200%	2/21/27	54,966	58,790
	Amgen Inc.	2.450%	2/21/30	400	432

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	39,669	44,865
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	29,921	33,891
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	41,714	48,809
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	16,000	19,638
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	20,000	22,954
	Aramark Services Inc.	4.750%	6/1/26	1,140	1,137
[7]	Aramark Services Inc.	5.000%	2/1/28	2,610	2,626
	Ascension Health	2.532%	11/15/29	2,500	2,724
	AstraZeneca plc	3.375%	11/16/25	5,500	6,238
	AstraZeneca plc	3.125%	6/12/27	19,875	22,289
[10]	Auchan Holding SA	2.875%	1/29/26	3,600	4,327
[7]	Avantor Funding Inc.	4.625%	7/15/28	990	1,047
	BAT Capital Corp.	3.215%	9/6/26	23,800	25,885
	BAT Capital Corp.	4.700%	4/2/27	56,771	65,951
	BAT Capital Corp.	3.557%	8/15/27	18,000	19,707
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	970	1,004
[7]	Bausch Health Cos. Inc.	5.750%	8/15/27	1,589	1,728
[7]	Bausch Health Cos. Inc.	7.000%	1/15/28	2,715	2,959
[7]	Bausch Health Cos. Inc.	5.000%	1/30/28	995	1,000
	Baxalta Inc.	4.000%	6/23/25	14,504	16,527
[7]	Baxter International Inc.	3.950%	4/1/30	8,000	9,674
[7]	Bayer US Finance II LLC	4.375%	12/15/28	27,367	32,358
	Becton Dickinson & Co.	3.700%	6/6/27	40,444	46,202
	Biogen Inc.	4.050%	9/15/25	15,000	17,316
	Biogen Inc.	2.250%	5/1/30	15,000	15,612
	Boston Scientific Corp.	1.900%	6/1/25	12,700	13,329
	Boston Scientific Corp.	4.000%	3/1/29	10,000	11,813
	Boston Scientific Corp.	2.650%	6/1/30	10,000	10,808
	Bristol-Myers Squibb Co.	3.625%	5/15/24	2,650	2,935
	Bristol-Myers Squibb Co.	2.900%	7/26/24	39,669	43,033
	Bristol-Myers Squibb Co.	3.875%	8/15/25	20,976	24,154
	Bristol-Myers Squibb Co.	3.200%	6/15/26	82,238	92,061
	Bristol-Myers Squibb Co.	3.450%	11/15/27	63,799	74,297
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,800	25,814
	Bristol-Myers Squibb Co.	3.400%	7/26/29	45,317	53,317
[10]	Carrefour SA	2.625%	12/15/27	9,500	12,760
	CHRISTUS Health	4.341%	7/1/28	19,800	22,472
	Cigna Corp.	4.500%	2/25/26	10,000	11,735
	Cigna Corp.	3.400%	3/1/27	28,951	32,599
	Cigna Corp.	4.375%	10/15/28	26,027	31,426
	Cigna Corp.	2.400%	3/15/30	15,000	15,881
	Clorox Co.	1.800%	5/15/30	15,000	15,604
	Coca-Cola Co.	1.650%	6/1/30	25,000	26,045
	CommonSpirit Health	2.760%	10/1/24	16,415	17,199
	Constellation Brands Inc.	4.750%	12/1/25	4,215	5,016
	Constellation Brands Inc.	3.500%	5/9/27	19,885	22,536
	Constellation Brands Inc.	3.600%	2/15/28	12,590	14,288
	Constellation Brands Inc.	4.650%	11/15/28	18,615	22,607
	Constellation Brands Inc.	2.875%	5/1/30	7,000	7,627
	CVS Health Corp.	2.625%	8/15/24	9,800	10,503
	CVS Health Corp.	4.100%	3/25/25	49,487	56,303
	CVS Health Corp.	2.875%	6/1/26	24,793	27,076
	CVS Health Corp.	3.000%	8/15/26	39,371	43,480
	CVS Health Corp.	3.625%	4/1/27	50,181	57,480
	CVS Health Corp.	4.300%	3/25/28	86,736	102,368
	DaVita Inc.	5.000%	5/1/25	1,015	1,040
[7]	DaVita Inc.	4.625%	6/1/30	4,110	4,377
	DH Europe Finance II Sarl	2.200%	11/15/24	17,710	18,756
	DH Europe Finance II Sarl	2.600%	11/15/29	13,000	14,266
	Diageo Capital plc	3.875%	5/18/28	8,000	9,548
	Diageo Capital plc	2.375%	10/24/29	14,465	15,785
	Diageo Capital plc	2.000%	4/29/30	11,765	12,483
	Dignity Health	3.812%	11/1/24	1,000	1,042

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	3.100%	5/15/27	2,000	2,268
	Eli Lilly & Co.	3.375%	3/15/29	23,300	27,375
	Encompass Health Corp.	4.500%	2/1/28	3,202	3,346
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,250	5,734
	General Mills Inc.	2.875%	4/15/30	27,085	30,317
	Gilead Sciences Inc.	3.500%	2/1/25	80,832	90,577
	Gilead Sciences Inc.	3.650%	3/1/26	51,890	59,631
	Gilead Sciences Inc.	2.950%	3/1/27	982	1,109
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	35,702	43,112
	GlaxoSmithKline Capital plc	3.375%	6/1/29	47,669	55,648
	Grupo Bimbo SAB de CV	4.500%	1/25/22	4,060	4,258
	HCA Inc.	5.375%	2/1/25	4,630	5,197
	HCA Inc.	5.250%	4/15/25	7,000	8,129
	HCA Inc.	5.250%	6/15/26	30,245	35,523
	HCA Inc.	5.375%	9/1/26	1,405	1,605
	HCA Inc.	4.500%	2/15/27	18,400	21,068
	HCA Inc.	3.500%	9/1/30	1,625	1,706
	Hershey Co.	1.700%	6/1/30	5,000	5,227
[7]	Hill-Rom Holdings Inc.	4.375%	9/15/27	3,510	3,703
	Hormel Foods Corp.	4.125%	4/15/21	625	635
	Hormel Foods Corp.	1.800%	6/11/30	34,710	36,429
[10]	JAB Holdings BV	2.500%	4/17/27	7,800	9,960
	JM Smucker Co.	3.375%	12/15/27	32,727	36,758
	JM Smucker Co.	2.375%	3/15/30	5,225	5,507
	Kaiser Foundation Hospitals	3.150%	5/1/27	2,500	2,823
	Kellogg Co.	4.300%	5/15/28	16,000	19,217
	Kellogg Co.	2.100%	6/1/30	18,735	19,551
	Keurig Dr Pepper Inc.	3.200%	5/1/30	11,000	12,495
	Kimberly-Clark Corp.	3.625%	8/1/20	2,300	2,300
	Kimberly-Clark Corp.	3.100%	3/26/30	37,768	43,946
[7]	Kraft Heinz Foods Co.	3.875%	5/15/27	2,590	2,793
[7]	Kraft Heinz Foods Co.	4.250%	3/1/31	942	1,039
	Kroger Co.	3.500%	2/1/26	27,470	31,275
	Kroger Co.	3.700%	8/1/27	13,225	15,450
	Kroger Co.	2.200%	5/1/30	22,000	23,501
	Laboratory Corp. of America Holdings	3.250%	9/1/24	5,000	5,476
	Laboratory Corp. of America Holdings	3.600%	2/1/25	12,000	13,325
[7]	Lamb Weston Holdings Inc.	4.625%	11/1/24	1,310	1,374
[7]	Lamb Weston Holdings Inc.	4.875%	11/1/26	2,178	2,284
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	1,455	1,611
[7]	Mars Inc.	0.875%	7/16/26	10,000	10,030
[7]	Mars Inc.	1.625%	7/16/32	13,500	13,682
	McCormick & Co. Inc.	3.400%	8/15/27	17,985	20,382
	McCormick & Co. Inc.	2.500%	4/15/30	5,450	5,928
	McKesson Corp.	2.850%	3/15/23	5,000	5,239
	McKesson Corp.	3.950%	2/16/28	10,000	11,706
	McKesson Corp.	4.750%	5/30/29	11,429	14,084
	Mead Johnson Nutrition Co.	4.125%	11/15/25	5,000	5,778
	Medtronic Global Holdings SCA	3.350%	4/1/27	13,835	16,044
	Medtronic Inc.	3.500%	3/15/25	48,837	55,199
	Merck & Co. Inc.	3.400%	3/7/29	39,669	46,816
	Merck & Co. Inc.	1.450%	6/24/30	19,800	20,314
	Mercy Health	4.302%	7/1/28	12,500	14,355
	Mondelez International Inc.	1.500%	5/4/25	18,695	19,414
	Mondelez International Inc.	2.750%	4/13/30	24,793	27,543
	Mylan Inc.	4.550%	4/15/28	19,800	23,475
[10]	Mylan NV	2.250%	11/22/24	6,000	7,487
	Mylan NV	3.950%	6/15/26	29,800	33,958
[10]	Mylan NV	3.125%	11/22/28	1,500	2,018
[7]	Nestle Holdings Inc.	3.500%	9/24/25	15,555	17,694
[7]	Nestle Holdings Inc.	3.625%	9/24/28	11,819	14,030
	Novartis Capital Corp.	2.000%	2/14/27	18,750	20,039
	Novartis Capital Corp.	3.100%	5/17/27	9,700	11,029
	Novartis Capital Corp.	2.200%	8/14/30	25,110	27,363

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	2.625%	3/19/27	7,500	8,365
	PepsiCo Inc.	3.000%	10/15/27	2,500	2,849
	PepsiCo Inc.	2.750%	3/19/30	42,317	48,120
	PepsiCo Inc.	1.625%	5/1/30	11,000	11,476
[7]	Performance Food Group Inc.	5.500%	6/1/24	1,645	1,657
[7]	Performance Food Group Inc.	6.875%	5/1/25	765	819
[7]	Performance Food Group Inc.	5.500%	10/15/27	4,818	4,975
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,000	6,511
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	12,500	13,331
	Pfizer Inc.	2.750%	6/3/26	3,500	3,917
	Pfizer Inc.	3.000%	12/15/26	24,232	27,709
	Pfizer Inc.	3.450%	3/15/29	45,721	54,531
	Pfizer Inc.	2.625%	4/1/30	17,500	19,740
	Pfizer Inc.	1.700%	5/28/30	21,270	22,254
	Philip Morris International Inc.	2.875%	5/1/24	10,000	10,813
	Philip Morris International Inc.	1.500%	5/1/25	9,000	9,317
	Philip Morris International Inc.	3.375%	8/11/25	10,000	11,197
	Philip Morris International Inc.	2.750%	2/25/26	16,057	17,797
	Philip Morris International Inc.	3.125%	8/17/27	10,000	11,391
	Philip Morris International Inc.	3.125%	3/2/28	20,382	23,111
	Philip Morris International Inc.	3.375%	8/15/29	25,460	29,527
	Philip Morris International Inc.	2.100%	5/1/30	19,800	20,948
[7]	Post Holdings Inc.	5.750%	3/1/27	1,780	1,896
[7]	Post Holdings Inc.	4.625%	4/15/30	940	989
	Procter & Gamble Co.	2.800%	3/25/27	19,800	22,378
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	7,500	8,181
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	5,392
	Quest Diagnostics Inc.	3.500%	3/30/25	12,000	13,296
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	7,879
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	7,238
[7]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	27,571	30,447
	Reynolds American Inc.	4.450%	6/12/25	71,809	81,671
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	76,935	86,453
	Stanford Health Care	3.310%	8/15/30	17,000	19,284
	Stryker Corp.	3.375%	5/15/24	5,000	5,457
	Stryker Corp.	3.375%	11/1/25	15,000	16,898
	Stryker Corp.	1.950%	6/15/30	15,000	15,622
	Sysco Corp.	5.650%	4/1/25	3,300	3,909
	Sysco Corp.	2.400%	2/15/30	4,000	4,024
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	790	989
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	29,752	30,587
[10]	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	9,500	11,578
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	360	374
[7]	Tenet Healthcare Corp.	7.500%	4/1/25	270	298
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	3,474	3,630
[7]	Tenet Healthcare Corp.	5.125%	11/1/27	2,685	2,853
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	5,000	5,584
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	15,870	18,053
	Tyson Foods Inc.	4.000%	3/1/26	41,652	48,171
	Tyson Foods Inc.	3.550%	6/2/27	10,400	11,854
	Tyson Foods Inc.	4.350%	3/1/29	31,083	37,737
	Unilever Capital Corp.	2.900%	5/5/27	7,000	7,835
	Unilever Capital Corp.	2.125%	9/6/29	35,206	37,927
[7]	Upjohn Inc.	1.650%	6/22/25	10,000	10,293
[7]	Upjohn Inc.	2.300%	6/22/27	22,800	23,997
[7]	Upjohn Inc.	2.700%	6/22/30	15,000	15,959
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	25,785	28,546
	Zoetis Inc.	3.900%	8/20/28	13,700	16,424
	Zoetis Inc.	2.000%	5/15/30	10,000	10,585
	Energy (5.4%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	29,752	32,822
	BP Capital Markets America Inc.	3.194%	4/6/25	29,752	32,662

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.796%	9/21/25	41,635	47,230
	BP Capital Markets America Inc.	3.410%	2/11/26	53,200	59,536
	BP Capital Markets America Inc.	3.119%	5/4/26	65,745	72,675
	BP Capital Markets America Inc.	3.017%	1/16/27	29,711	32,745
	BP Capital Markets America Inc.	3.588%	4/14/27	2,000	2,261
	BP Capital Markets America Inc.	3.937%	9/21/28	8,690	10,179
	BP Capital Markets plc	3.506%	3/17/25	8,665	9,645
	BP Capital Markets plc	3.279%	9/19/27	46,649	52,330
	BP Capital Markets plc	3.723%	11/28/28	7,905	9,245
	Canadian Natural Resources Ltd.	3.800%	4/15/24	9,250	9,967
	Cenovus Energy Inc.	3.000%	8/15/22	2,750	2,750
	Cenovus Energy Inc.	5.375%	7/15/25	2,550	2,550
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	62,135	70,834
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	5,028	5,672
	Chevron Corp.	1.554%	5/11/25	58,824	61,237
	Chevron Corp.	3.326%	11/17/25	18,125	20,441
	Chevron Corp.	1.995%	5/11/27	25,190	26,886
	Chevron Corp.	2.236%	5/11/30	10,000	10,771
	Cimarex Energy Co.	3.900%	5/15/27	7,460	7,591
	Concho Resources Inc.	4.375%	1/15/25	13,000	13,390
	ConocoPhillips Co.	4.950%	3/15/26	67,315	81,657
	DCP Midstream Operating LP	5.625%	7/15/27	988	1,025
	Devon Energy Corp.	5.850%	12/15/25	7,000	7,814
	Diamondback Energy Inc.	4.750%	5/31/25	3,435	3,734
	Diamondback Energy Inc.	3.250%	12/1/26	35,618	36,464
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	5,000	5,354
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	19,800	22,057
	Enbridge Inc.	3.700%	7/15/27	2,000	2,225
	Enbridge Inc.	3.125%	11/15/29	18,000	19,416
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	658	692
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	2,670	2,757
	Energy Transfer Operating LP	4.050%	3/15/25	14,738	15,549
	Energy Transfer Operating LP	2.900%	5/15/25	2,000	2,022
	Energy Transfer Operating LP	4.750%	1/15/26	3,250	3,518
	Energy Transfer Operating LP	4.200%	4/15/27	16,115	16,840
	Energy Transfer Operating LP	5.500%	6/1/27	34,968	38,552
	Energy Transfer Partners LP	4.950%	6/15/28	1,645	1,756
	Enterprise Products Operating LLC	3.950%	2/15/27	2,000	2,287
	Enterprise Products Operating LLC	4.150%	10/16/28	5,500	6,436
	Enterprise Products Operating LLC	3.125%	7/31/29	10,000	10,991
	Enterprise Products Operating LLC	2.800%	1/31/30	10,000	10,701
	EOG Resources Inc.	3.150%	4/1/25	29,803	32,809
	EOG Resources Inc.	4.150%	1/15/26	4,255	4,960
[7]	EQM Midstream Partners LP	6.500%	7/1/27	2,604	2,871
	EQT Corp.	3.000%	10/1/22	2,690	2,660
	Exxon Mobil Corp.	2.709%	3/6/25	7,598	8,245
	Exxon Mobil Corp.	2.992%	3/19/25	23,665	26,015
	Exxon Mobil Corp.	2.275%	8/16/26	64,462	69,831
	Exxon Mobil Corp.	3.482%	3/19/30	10,000	11,739
	Exxon Mobil Corp.	2.610%	10/15/30	39,669	43,819
[10]	Exxon Mobil Corp.	1.408%	6/26/39	5,700	6,720
	Kinder Morgan Inc.	4.300%	3/1/28	9,840	11,464
	Kinder Morgan Inc.	2.000%	2/15/31	20,000	19,882
	Marathon Oil Corp.	3.850%	6/1/25	9,000	9,146
	Marathon Petroleum Corp.	4.700%	5/1/25	46,626	52,921
	Marathon Petroleum Corp.	5.125%	12/15/26	34,710	40,914
[7]	MEG Energy Corp.	6.500%	1/15/25	1,591	1,563
	MPLX LP	4.250%	12/1/27	13,500	14,715
	Newfield Exploration Co.	5.625%	7/1/24	9,340	9,340
	Noble Energy Inc.	3.850%	1/15/28	6,735	7,678
	Occidental Petroleum Corp.	2.600%	8/13/21	1,798	1,776
	Occidental Petroleum Corp.	2.700%	8/15/22	3,580	3,459
	Occidental Petroleum Corp.	5.550%	3/15/26	2,559	2,569
	ONEOK Inc.	2.200%	9/15/25	3,000	2,940

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	3.400%	9/1/29	10,000	9,787
	Phillips 66	3.850%	4/9/25	24,150	27,103
	Phillips 66 Partners LP	3.605%	2/15/25	7,605	8,151
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	23,290	25,079
[7]	Rattler Midstream LP	5.625%	7/15/25	775	814
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	47,786	57,463
	Shell International Finance BV	3.250%	5/11/25	61,931	69,187
	Shell International Finance BV	2.875%	5/10/26	52,795	58,647
	Shell International Finance BV	2.500%	9/12/26	2,000	2,183
	Shell International Finance BV	2.375%	11/7/29	70,145	75,624
	Suncor Energy Inc.	3.100%	5/15/25	18,215	19,775
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	2,000	2,282
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	13,648	14,143
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	13,741	14,033
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	2,440	2,611
	Total Capital International SA	2.434%	1/10/25	31,953	34,208
	Total Capital International SA	3.455%	2/19/29	18,494	21,524
	Total Capital International SA	2.829%	1/10/30	23,165	26,056
	Total Capital SA	3.883%	10/11/28	16,600	19,775
	TransCanada PipeLines Ltd.	4.875%	1/15/26	29,264	34,951
	TransCanada PipeLines Ltd.	4.250%	5/15/28	17,345	20,203
[7]	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,065	15,345
	Valero Energy Corp.	2.850%	4/15/25	14,470	15,388
	Valero Energy Corp.	4.350%	6/1/28	7,960	9,204
	Western Midstream Operating LP	5.050%	2/1/30	7,585	7,661
	Williams Cos. Inc.	3.900%	1/15/25	5,116	5,608
	Williams Cos. Inc.	3.750%	6/15/27	29,395	32,216
	WPX Energy Inc.	5.875%	6/15/28	655	668
	WPX Energy Inc.	4.500%	1/15/30	1,878	1,747
	Other Industrial (0.1%)
	CBRE Services Inc.	4.875%	3/1/26	10,000	11,638
[4]	Duke University	2.682%	10/1/44	3,850	4,202
	Hillenbrand Inc.	5.750%	6/15/25	1,076	1,159
[7]	MasTec Inc.	4.500%	8/15/28	1,155	1,201
	Technology (5.6%)
	Adobe Inc.	1.900%	2/1/25	8,000	8,475
	Adobe Inc.	2.150%	2/1/27	46,259	50,230
	Apple Inc.	2.750%	1/13/25	65,301	71,407
	Apple Inc.	3.250%	2/23/26	87,421	99,173
	Apple Inc.	2.450%	8/4/26	69,162	75,764
	Apple Inc.	2.050%	9/11/26	69,421	74,844
	Apple Inc.	3.350%	2/9/27	40,834	46,989
	Apple Inc.	3.200%	5/11/27	55,622	63,669
	Apple Inc.	2.900%	9/12/27	50,615	57,291
	Apple Inc.	3.000%	11/13/27	15,000	17,112
	Applied Materials Inc.	3.300%	4/1/27	33,037	38,091
	Autodesk Inc.	3.500%	6/15/27	9,000	10,287
	Autodesk Inc.	2.850%	1/15/30	15,000	16,819
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,450	20,905
[7]	Broadcom Inc.	3.625%	10/15/24	59,811	65,291
[7]	Broadcom Inc.	4.250%	4/15/26	9,320	10,537
[7]	Broadcom Inc.	4.110%	9/15/28	4,000	4,523
[7]	Broadcom Inc.	5.000%	4/15/30	5,000	5,935
[7]	BY Crown Parent LLC / BY Bond Finance Inc.	4.250%	1/31/26	329	337
[10]	Capgemini SE	2.000%	4/15/29	9,700	12,644
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,645	1,731
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	810	840
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	3,133	3,325
[7]	CommScope Finance LLC	5.500%	3/1/24	350	363
[7]	CommScope Finance LLC	8.250%	3/1/27	2,130	2,295
[7]	CommScope Inc.	6.000%	3/1/26	1,210	1,287
[7]	CommScope Inc.	7.125%	7/1/28	988	1,037

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Dell International LLC / EMC Corp.	4.000%	7/15/24	10,000	10,804
[7]	Dell International LLC / EMC Corp.	6.100%	7/15/27	17,810	21,075
[7]	Dell International LLC / EMC Corp.	5.300%	10/1/29	13,472	15,452
[7]	Dell International LLC / EMC Corp.	6.200%	7/15/30	8,096	9,874
	Equifax Inc.	2.600%	12/15/25	10,000	10,751
	Equinix Inc.	1.800%	7/15/27	15,000	15,433
	Fiserv Inc.	3.200%	7/1/26	44,918	50,611
[7]	Gartner Inc.	4.500%	7/1/28	2,604	2,741
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,990	23,101
	Intel Corp.	3.700%	7/29/25	16,950	19,335
	Intel Corp.	2.600%	5/19/26	28,134	31,080
	Intel Corp.	3.750%	3/25/27	5,340	6,279
	Intel Corp.	2.450%	11/15/29	53,413	58,886
	Intel Corp.	3.900%	3/25/30	8,363	10,229
	International Business Machines Corp.	3.300%	5/15/26	115,734	131,624
	International Business Machines Corp.	1.700%	5/15/27	1,271	1,322
	International Business Machines Corp.	3.500%	5/15/29	35,444	41,692
	International Business Machines Corp.	1.950%	5/15/30	20,000	20,867
	Intuit Inc.	0.950%	7/15/25	12,720	12,889
	Intuit Inc.	1.350%	7/15/27	15,630	16,016
	Juniper Networks Inc.	4.350%	6/15/25	5,000	5,640
	Juniper Networks Inc.	3.750%	8/15/29	28,357	32,626
	Microsoft Corp.	2.700%	2/12/25	72,990	80,069
	Microsoft Corp.	3.125%	11/3/25	37,857	42,689
	Microsoft Corp.	2.400%	8/8/26	55,919	61,554
	Microsoft Corp.	3.300%	2/6/27	10,771	12,475
[7]	NCR Corp.	8.125%	4/15/25	470	518
	NVIDIA Corp.	2.850%	4/1/30	5,000	5,572
[7]	NXP BV / NXP Funding LLC	5.350%	3/1/26	18,000	21,577
	Oracle Corp.	3.400%	7/8/24	22,200	24,479
	Oracle Corp.	2.950%	11/15/24	44,504	48,849
	Oracle Corp.	2.500%	4/1/25	19,840	21,474
	Oracle Corp.	2.950%	5/15/25	39,263	43,301
	Oracle Corp.	2.650%	7/15/26	35,687	39,357
[7]	Qorvo Inc.	4.375%	10/15/29	3,785	4,050
	QUALCOMM Inc.	3.250%	5/20/27	68,234	78,306
[7]	Sabre GLBL Inc.	9.250%	4/15/25	1,400	1,540
[7]	Seagate HDD Cayman	4.125%	1/15/31	4,100	4,408
[7]	SS&C Technologies Inc.	5.500%	9/30/27	2,498	2,685
	Texas Instruments Inc.	1.375%	3/12/25	6,245	6,494
	Texas Instruments Inc.	1.750%	5/4/30	10,755	11,237
	Tyco Electronics Group SA	3.450%	8/1/24	8,710	9,525
	Tyco Electronics Group SA	3.700%	2/15/26	25,054	28,268
	Tyco Electronics Group SA	3.125%	8/15/27	28,541	31,470
	Verisk Analytics Inc.	4.000%	6/15/25	16,000	18,306
	Verisk Analytics Inc.	4.125%	3/15/29	21,490	25,914
	VMware Inc.	4.650%	5/15/27	5,000	5,710
	VMware Inc.	4.700%	5/15/30	10,040	11,765
	Western Digital Corp.	4.750%	2/15/26	4,065	4,421
	Transportation (1.3%)
[7]	Air Canada	7.750%	4/15/21	2,646	2,659
[8]	Aurizon Network Pty Ltd.	4.000%	6/21/24	34,840	26,770
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	25,043	27,745
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	21,234
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,850	13,701
	Canadian National Railway Co.	2.750%	3/1/26	10,950	12,006
	Canadian Pacific Railway Co.	2.900%	2/1/25	8,058	8,749
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,099	2,146
	CSX Corp.	3.350%	11/1/25	6,161	7,072
	CSX Corp.	2.600%	11/1/26	9,940	10,988
	CSX Corp.	3.250%	6/1/27	42,259	48,231
	CSX Corp.	3.800%	3/1/28	18,470	21,891
[4]	Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000%	6/10/28	10,000	9,559

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delta Air Lines Inc.	2.900%	10/28/24	14,815	12,852
[7]	Delta Air Lines Inc.	7.000%	5/1/25	5,575	5,958
	Delta Air Lines Inc.	7.375%	1/15/26	2,640	2,617
[7]	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,692
[7]	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,929
[8]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	2,500	1,808
[4,7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	3,951	4,089
	Norfolk Southern Corp.	3.650%	8/1/25	4,770	5,422
	Norfolk Southern Corp.	2.900%	6/15/26	10,400	11,591
	Norfolk Southern Corp.	3.800%	8/1/28	10,000	11,869
	Southwest Airlines Co.	5.250%	5/4/25	1,730	1,853
	Southwest Airlines Co.	3.000%	11/15/26	7,000	6,816
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,528
	Southwest Airlines Co.	5.125%	6/15/27	3,500	3,672
	Southwest Airlines Co.	3.450%	11/16/27	3,800	3,742
	Southwest Airlines Co.	2.625%	2/10/30	7,200	6,544
	Union Pacific Corp.	3.250%	1/15/25	1,465	1,615
	Union Pacific Corp.	3.250%	8/15/25	7,102	7,930
	Union Pacific Corp.	2.750%	3/1/26	9,017	9,920
	Union Pacific Corp.	2.150%	2/5/27	37,190	40,003
	Union Pacific Corp.	3.950%	9/10/28	17,242	20,750
	Union Pacific Corp.	3.700%	3/1/29	4,750	5,651
	United Parcel Service Inc.	2.200%	9/1/24	24,793	26,388
	United Parcel Service Inc.	2.800%	11/15/24	4,450	4,841
	United Parcel Service Inc.	3.050%	11/15/27	29,935	34,111
					13,784,238
Utilities (4.7%)
	Electric (4.4%)
	AEP Transmission Co. LLC	3.100%	12/1/26	16,300	18,376
	Ameren Corp.	3.500%	1/15/31	19,800	22,993
	Ameren Illinois Co.	3.250%	3/1/25	11,680	12,859
	Appalachian Power Co.	3.300%	6/1/27	2,860	3,117
	Arizona Public Service Co.	2.600%	8/15/29	8,530	9,373
[6,8]	Ausgrid Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.220%	1.320%	10/30/24	9,160	6,555
[7]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	17,000	19,551
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	16,025	18,380
[7]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,800	24,035
[7]	Calpine Corp.	4.500%	2/15/28	3,780	3,931
[7]	Calpine Corp.	5.125%	3/15/28	3,360	3,490
[7]	Calpine Corp.	4.625%	2/1/29	370	373
[7]	Calpine Corp.	5.000%	2/1/31	185	190
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	1,725	1,850
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	6,291
	Commonwealth Edison Co.	2.550%	6/15/26	2,955	3,228
	Commonwealth Edison Co.	2.950%	8/15/27	2,000	2,240
	Commonwealth Edison Co.	2.200%	3/1/30	2,900	3,140
	Connecticut Light & Power Co.	3.200%	3/15/27	15,760	17,671
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	10,000	11,717
	Dominion Energy Inc.	3.300%	3/15/25	3,410	3,787
	Dominion Energy Inc.	3.375%	4/1/30	5,600	6,470
[7]	DPL Inc.	4.125%	7/1/25	660	686
	DTE Electric Co.	3.375%	3/1/25	448	498
	DTE Electric Co.	2.250%	3/1/30	24,694	26,754
	DTE Electric Co.	2.625%	3/1/31	20,126	22,563
	DTE Energy Co.	3.800%	3/15/27	17,355	19,499
	Duke Energy Carolinas LLC	2.950%	12/1/26	24,813	27,952
	Duke Energy Carolinas LLC	3.950%	11/15/28	13,339	16,397
	Duke Energy Carolinas LLC	2.450%	8/15/29	11,375	12,582
	Duke Energy Carolinas LLC	2.450%	2/1/30	21,890	24,297
	Duke Energy Corp.	3.150%	8/15/27	7,485	8,441
	Duke Energy Florida LLC	3.200%	1/15/27	17,455	19,859

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	3.800%	7/15/28	28,923	34,643
	Duke Energy Florida LLC	2.500%	12/1/29	30,560	33,980
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	36,350
	Duke Energy Ohio Inc.	2.125%	6/1/30	10,000	10,768
	Duke Energy Progress LLC	3.250%	8/15/25	4,920	5,493
	Duke Energy Progress LLC	3.700%	9/1/28	5,781	6,865
	Duke Energy Progress LLC	3.450%	3/15/29	2,221	2,613
	Edison International	5.750%	6/15/27	4,000	4,655
	Edison International	4.125%	3/15/28	2,000	2,150
	Entergy Arkansas Inc.	3.500%	4/1/26	24,212	27,422
	Entergy Corp.	2.800%	6/15/30	19,800	21,751
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	22,680	26,942
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	10,149
	Entergy Louisiana LLC	2.400%	10/1/26	18,176	19,705
	Entergy Louisiana LLC	3.120%	9/1/27	26,412	29,451
	Exelon Corp.	3.950%	6/15/25	23,452	27,002
	Exelon Corp.	3.400%	4/15/26	845	942
	Exelon Corp.	4.050%	4/15/30	20,075	23,999
	Florida Power & Light Co.	2.850%	4/1/25	8,530	9,390
	Georgia Power Co.	2.200%	9/15/24	24,793	26,219
	ITC Holdings Corp.	3.250%	6/30/26	9,700	10,743
	ITC Holdings Corp.	3.350%	11/15/27	18,745	21,225
	Kallpa Generacion SA	4.875%	5/24/26	3,290	3,513
	Kallpa Generacion SA	4.125%	8/16/27	16,575	17,064
	MidAmerican Energy Co.	3.100%	5/1/27	4,181	4,752
	MidAmerican Energy Co.	3.650%	4/15/29	4,315	5,234
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	697	755
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,000	2,233
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,680	11,166
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	37,027	44,050
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	14,740	16,251
	Nevada Power Co.	2.400%	5/1/30	11,640	12,786
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	35,801	38,871
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	36,793	40,307
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	1,926	2,231
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,275	8,516
	NRG Energy Inc.	7.250%	5/15/26	1,810	1,943
	NSTAR Electric Co.	3.250%	11/15/25	10,000	11,133
	NSTAR Electric Co.	3.200%	5/15/27	50,419	57,285
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,500	2,733
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	44,826	53,480
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	19,475	25,937
[11]	Pacific Gas & Electric Co.	3.300%	12/1/27	10,000	10,562
	Pacific Gas & Electric Co.	3.150%	1/1/26	20,000	20,961
	Pacific Gas & Electric Co.	2.500%	2/1/31	15,000	15,040
	PacifiCorp	3.350%	7/1/25	17,720	19,479
	PacifiCorp	3.500%	6/15/29	19,585	23,107
	PacifiCorp	2.700%	9/15/30	13,815	15,643
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	760	800
	PG&E Corp.	5.250%	7/1/30	2,604	2,708
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,367
	Public Service Electric & Gas Co.	3.000%	5/15/25	9,615	10,568
	Public Service Electric & Gas Co.	3.000%	5/15/27	4,700	5,258
	Public Service Electric & Gas Co.	3.700%	5/1/28	1,725	2,038
	Public Service Electric & Gas Co.	3.200%	5/15/29	31,239	36,113
	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	8,252
	Puget Energy Inc.	3.650%	5/15/25	13,665	14,597
	Southern California Edison Co.	3.700%	8/1/25	13,871	15,533
	Southern California Edison Co.	4.200%	3/1/29	9,000	10,577
	Southwestern Electric Power Co.	4.100%	9/15/28	24,793	29,012
[10]	SSE plc	1.750%	4/16/30	6,270	8,023
	Union Electric Co.	2.950%	6/15/27	12,861	14,385
	Union Electric Co.	3.500%	3/15/29	4,517	5,317

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	2.950%	3/15/30	18,000	20,676
	Virginia Electric & Power Co.	3.100%	5/15/25	8,885	9,755
	Virginia Electric & Power Co.	3.150%	1/15/26	12,295	13,833
	Virginia Electric & Power Co.	2.950%	11/15/26	56,282	62,589
	Virginia Electric & Power Co.	3.500%	3/15/27	16,267	18,735
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	939	988
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	939	1,005
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	4,945	5,266
	Westar Energy Inc.	2.550%	7/1/26	16,615	17,912
	Westar Energy Inc.	3.100%	4/1/27	5,800	6,345
	Natural Gas (0.2%)
	Atmos Energy Corp.	3.000%	6/15/27	9,165	10,205
[7]	East Ohio Gas Co.	1.300%	6/15/25	3,475	3,571
[7]	Engie SA	2.875%	10/10/22	3,480	3,596
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	15,000	17,377
	Sempra Energy	3.250%	6/15/27	6,360	7,170
	Southern California Gas Co.	2.600%	6/15/26	19,630	21,455
	Southern California Gas Co.	2.550%	2/1/30	5,790	6,396
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	4,464
	Other Utility (0.1%)
[8]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	30,550	24,213
					1,657,733
Total Corporate Bonds (Cost $23,730,354)					25,764,523
Sovereign Bonds (7.7%)
[7,10]	Albania	3.500%	6/16/27	6,000	7,220
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	1,329	1,409
[7]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	4,150	4,264
[7]	Bermuda	4.138%	1/3/23	10,964	11,564
[7]	Bermuda	4.854%	2/6/24	3,517	3,859
	Bermuda	4.854%	2/6/24	8,791	9,638
[4]	Bermuda	4.750%	2/15/29	12,860	15,040
[7]	CDP Financial Inc.	3.150%	7/24/24	8,000	8,757
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	8,231	8,810
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	2,105	2,316
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	35,415	39,245
[7]	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,060
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	10,100	11,183
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	1,808	2,049
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,605	9,048
[7,12]	Dexia Credit Local SA	1.875%	9/15/21	10,000	10,163
[7]	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,812
[4]	Dominican Republic	6.850%	1/27/45	3,250	3,430
	Dominican Republic	6.500%	2/15/48	879	894
	Dominican Republic	6.400%	6/5/49	1,306	1,319
	Ecopetrol SA	4.125%	1/16/25	2,000	2,082
	Ecopetrol SA	5.375%	6/26/26	5,412	5,973
[7]	Electricite de France SA	4.500%	9/21/28	5,000	5,994
[7]	Emirate of Abu Dhabi	2.125%	9/30/24	23,419	24,510
[7]	Emirate of Abu Dhabi	2.500%	4/16/25	23,608	25,153
	Emirate of Abu Dhabi	3.125%	10/11/27	13,250	14,838
	Emirate of Abu Dhabi	2.500%	9/30/29	31,704	34,231
[7]	Emirate of Abu Dhabi	3.125%	4/16/30	23,800	26,822
	Emirate of Abu Dhabi	3.125%	4/16/30	3,910	4,409
[7]	Emirate of Abu Dhabi	3.125%	9/30/49	21,675	24,269
	Emirate of Abu Dhabi	3.125%	9/30/49	8,615	9,649
	Empresa Nacional del Petroleo	4.375%	10/30/24	13,883	15,008
	Empresa Nacional del Petroleo	3.750%	8/5/26	2,257	2,379
[4]	Empresa Nacional del Petroleo	5.250%	11/6/29	49,252	56,601
	Equinor ASA	3.150%	1/23/22	3,000	3,120
	Equinor ASA	2.450%	1/17/23	1,705	1,789
	Equinor ASA	3.950%	5/15/43	3,191	3,950

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of India	3.875%	3/12/24	3,900	4,124
	Export-Import Bank of India	3.375%	8/5/26	3,000	3,172
[7]	Export-Import Bank of India	3.875%	2/1/28	9,675	10,126
	Export-Import Bank of India	3.875%	2/1/28	10,000	10,466
	Export-Import Bank of Korea	3.000%	11/1/22	37,991	39,940
	Federative Republic of Brazil	3.875%	6/12/30	19,708	19,700
	Fondo MIVIVIENDA SA	3.500%	1/31/23	12,050	12,424
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	2,650	2,839
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	9,000	10,020
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	5,000	5,020
	ICBCIL Finance Co. Ltd.	3.375%	4/5/22	10,000	10,279
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	5,400	7,209
[7]	Kingdom of Saudi Arabia	2.375%	10/26/21	785	799
	Kingdom of Saudi Arabia	2.375%	10/26/21	129,992	132,336
	Kingdom of Saudi Arabia	4.000%	4/17/25	13,500	15,101
	Kingdom of Saudi Arabia	2.500%	2/3/27	18,000	18,914
	Kingdom of Saudi Arabia	4.375%	4/16/29	3,150	3,747
	Kingdom of Saudi Arabia	3.250%	10/22/30	15,400	17,021
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	2,800	2,930
[13]	KSA Sukuk Ltd.	3.628%	4/20/27	14,914	16,658
	North American Development Bank	2.400%	10/26/22	343	356
	NTPC Ltd.	4.250%	2/26/26	6,250	6,590
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	6,000	6,138
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	7,518
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	13,246
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	2,000	2,357
[7,10]	Perusahaan Listrik Negara PT	1.875%	11/5/31	13,940	15,769
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	24,793	27,427
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	12,330	13,810
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	32,604	37,128
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	28,066	31,364
	Petrobras Global Finance BV	8.750%	5/23/26	7,850	9,803
	Petrobras Global Finance BV	5.999%	1/27/28	6,855	7,523
	Petrobras Global Finance BV	6.750%	6/3/50	11,085	11,861
[7]	Petronas Capital Ltd.	3.500%	4/21/30	6,029	6,885
	Petronas Capital Ltd.	3.500%	4/21/30	23,770	27,206
[4]	Republic of Azerbaijan	3.500%	9/1/32	17,746	17,651
	Republic of Colombia	4.000%	2/26/24	30,248	32,329
[4]	Republic of Colombia	4.500%	1/28/26	110,019	122,632
[4]	Republic of Colombia	3.875%	4/25/27	6,810	7,412
	Republic of Colombia	10.375%	1/28/33	33,694	53,218
	Republic of Croatia	6.375%	3/24/21	7,250	7,502
[10]	Republic of Croatia	1.125%	6/19/29	22,630	27,316
[10]	Republic of Croatia	1.500%	6/17/31	18,602	22,802
	Republic of Guatemala	4.500%	5/3/26	8,972	9,589
[4]	Republic of Guatemala	5.375%	4/24/32	3,862	4,388
	Republic of Honduras	6.250%	1/19/27	8,637	9,324
	Republic of Hungary	6.375%	3/29/21	13,614	14,140
	Republic of Hungary	5.375%	2/21/23	28,264	31,264
	Republic of Hungary	5.750%	11/22/23	22,042	25,318
[10]	Republic of Hungary	1.125%	4/28/26	16,000	19,569
[10]	Republic of Hungary	1.750%	6/5/35	4,740	5,864
[7]	Republic of Indonesia	3.700%	1/8/22	3,124	3,241
	Republic of Indonesia	3.750%	4/25/22	87,775	91,463
	Republic of Indonesia	5.375%	10/17/23	6,400	7,194
	Republic of Indonesia	4.750%	1/8/26	34,348	39,681
	Republic of Indonesia	4.350%	1/8/27	19,800	22,681
	Republic of Indonesia	4.450%	4/15/70	17,520	21,832
	Republic of Lithuania	6.125%	3/9/21	42,212	43,602
[7]	Republic of Lithuania	6.125%	3/9/21	7,400	7,649
	Republic of Lithuania	6.625%	2/1/22	12,000	13,044
[7,10]	Republic of North Macedonia	3.675%	6/3/26	2,250	2,804
[4]	Republic of Panama	4.000%	9/22/24	38,317	42,292
[4]	Republic of Panama	3.750%	3/16/25	30,016	32,943

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Panama	7.125%	1/29/26	33,913	43,239
	Republic of Panama	8.875%	9/30/27	1,350	1,937
	Republic of Panama	8.125%	4/28/34	9,236	14,016
[4,7]	Republic of Paraguay	4.950%	4/28/31	4,450	5,051
	Republic of Peru	7.350%	7/21/25	12,414	16,090
[4]	Republic of Peru	2.392%	1/23/26	6,555	6,861
	Republic of Peru	4.125%	8/25/27	3,150	3,723
	Republic of Poland	5.125%	4/21/21	10,505	10,871
	Republic of Romania	4.375%	8/22/23	1,000	1,076
[7,10]	Republic of Romania	3.624%	5/26/30	5,850	7,610
[7,10]	Republic of Romania	3.375%	1/28/50	6,196	7,462
[10]	Republic of Romania	3.375%	1/28/50	9,358	11,270
	Republic of Serbia	7.250%	9/28/21	6,531	6,948
[10]	Republic of Serbia	3.125%	5/15/27	3,700	4,633
[7,10]	Republic of Serbia	3.125%	5/15/27	18,643	23,346
	Republic of Slovenia	5.500%	10/26/22	36,251	39,932
	Republic of South Africa	5.875%	9/16/25	25,322	27,094
	Republic of South Africa	4.875%	4/14/26	3,460	3,488
	Republic of South Africa	4.850%	9/27/27	13,320	13,203
	Republic of South Africa	4.300%	10/12/28	2,310	2,172
	Republic of the Philippines	4.200%	1/21/24	5,508	6,086
	Republic of the Philippines	7.750%	1/14/31	2,887	4,500
	Republic of Trinidad & Tobago	4.500%	8/4/26	9,246	9,449
	Republic of Turkey	5.750%	5/11/47	3,950	3,116
	Russian Federation	4.750%	5/27/26	63,600	73,379
[7]	SABIC Capital II BV	4.000%	10/10/23	15,288	16,457
	SABIC Capital II BV	4.000%	10/10/23	12,000	12,920
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,720	4,049
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,796
	Sinopec Group Overseas Development 2016 Ltd.	3.500%	5/3/26	5,000	5,562
[7]	Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/27	12,500	13,924
	Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/27	13,770	15,412
	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	51,371	56,328
[7]	Sinopec Group Overseas Development 2018 Ltd.	2.950%	11/12/29	1,349	1,471
	Socialist Republic of Vietnam	4.800%	11/19/24	10,000	11,080
	SoQ Sukuk A QSC	3.241%	1/18/23	1,000	1,055
[14]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,873	12,781
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,005	4,452
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	5,245	5,627
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	16,000	18,007
	State of Israel	3.150%	6/30/23	2,000	2,143
	State of Israel	3.375%	1/15/50	17,960	20,663
	State of Israel	4.500%	4/3/20	11,895	17,112
	State of Kuwait	3.500%	3/20/27	29,200	33,063
	State of Qatar	2.375%	6/2/21	775	785
	State of Qatar	3.875%	4/23/23	31,735	34,234
	State of Qatar	3.400%	4/16/25	18,915	20,879
	State of Qatar	4.500%	4/23/28	3,484	4,211
	State of Qatar	4.000%	3/14/29	19,875	23,540
	State of Qatar	3.750%	4/16/30	11,800	13,888
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	1,046
[4]	United Mexican States	3.900%	4/27/25	50,767	54,965
	United Mexican States	4.150%	3/28/27	9,397	10,332
	United Mexican States	3.750%	1/11/28	20,000	21,409
	United Mexican States	4.500%	4/22/29	97,632	109,308
[15]	United Mexican States	10.000%	11/20/36	300,000	18,391
[15]	United Mexican States	8.500%	11/18/38	1,014,000	55,032
Total Sovereign Bonds (Cost $2,566,993)					2,700,881
Taxable Municipal Bonds (0.2%)
	Allentown PA Neighborhood Improvement Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,055

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JobsOhio Beverage System Statewide Liquor Profits Revenue	2.885%	1/1/21	1,000	1,010
[16] New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,435	19,212
New York City NY Transitional Finance Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,714
New York State Dormitory Authority Revenue (Employer Assessment)	3.892%	12/1/24	2,000	2,197
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	400	462
Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,000	2,385
Research Foundation of State University of New York	4.248%	9/1/35	5,000	5,487
San Diego County CA Regional Airport Authority Revenue	3.730%	7/1/21	800	814
San Diego County CA Regional Airport Authority Revenue	5.594%	7/1/43	6,200	6,566
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	4,765	5,855
Texas GO	3.682%	8/1/24	2,000	2,119
Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	8,550	9,451
University of California Revenue	2.300%	5/15/21	1,000	1,016
Total Taxable Municipal Bonds (Cost $59,472)				62,343

			Shares
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
[17] Vanguard Market Liquidity Fund (Cost $820,422)	0.194%		8,204,364	820,436
Total Investments (101.6%) (Cost $33,205,760)				35,558,174
Other Assets and Liabilities—Net (-1.6%)				(553,917)
Net Assets (100%)				35,004,257

Cost is in $000.

§	Security value determined using significant unobservable inputs.
1	Securities with a value of $17,037,000 and cash of $81,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $17,076,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $55,683,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $3,492,614,000, representing 10.0% of net assets.
8	Face amount denominated in Australian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in euro.
11	Non-income-producing security—security in default.
12	Guaranteed by multiple countries.
13	Guaranteed by the Kingdom of Saudi Arabia.
14	Guaranteed by the Republic of Azerbaijan.
15	Face amount denominated in Mexican pesos.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Intermediate-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.7%)
U.S. Government Securities (4.4%)
[1]	United States Treasury Note/Bond	0.250%	4/15/23	15,000	15,052
	United States Treasury Note/Bond	0.625%	3/31/27	22,000	22,361
	United States Treasury Note/Bond	5.250%	2/15/29	27,875	39,034
	United States Treasury Note/Bond	1.500%	2/15/30	72,000	78,570
[2,3]	United States Treasury Note/Bond	4.500%	2/15/36	114,585	178,574
	United States Treasury Note/Bond	4.750%	2/15/37	50,000	81,226
[2]	United States Treasury Note/Bond	4.750%	2/15/41	70,000	119,492
	United States Treasury Note/Bond	4.375%	5/15/41	4,890	8,011
[3]	United States Treasury Note/Bond	3.750%	8/15/41	35,360	53,814
	United States Treasury Note/Bond	3.125%	2/15/43	10,130	14,258
	United States Treasury Note/Bond	2.875%	5/15/43	35,000	47,529
	United States Treasury Note/Bond	3.000%	11/15/44	55,000	76,673
[3]	United States Treasury Note/Bond	3.000%	11/15/45	9,882	13,872
	United States Treasury Note/Bond	2.375%	11/15/49	100,000	129,344
	United States Treasury Note/Bond	2.000%	2/15/50	25,000	30,024
[2]	United States Treasury Strip Principal	0.000%	2/15/48	45,000	31,932
					939,766
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	53,304
	Tennessee Valley Authority	4.250%	9/15/65	10,000	15,802
					69,106
Nonconventional Mortgage-Backed Securities (0.0%)
[4]	Ginnie Mae REMICS	3.000%	8/20/47	4	4
Total U.S. Government and Agency Obligations (Cost $846,638)					1,008,876
Corporate Bonds (80.6%)
Finance (17.8%)
	Banking (11.5%)
[4]	Bank of America Corp.	2.496%	2/13/31	30,170	32,026
[4]	Bank of America Corp.	4.244%	4/24/38	80,255	101,058
[4]	Bank of America Corp.	4.078%	4/23/40	30,700	38,477
[4]	Bank of America Corp.	2.676%	6/19/41	60,163	63,998
	Bank of America Corp.	5.875%	2/7/42	19,230	29,783
[4]	Bank of America Corp.	4.443%	1/20/48	26,455	35,713
[4]	Bank of America Corp.	3.946%	1/23/49	62,960	81,514
[4]	Bank of America Corp.	4.330%	3/15/50	32,536	44,067
[4]	Bank of America Corp.	4.083%	3/20/51	55,890	72,570
	Bank of America NA	6.000%	10/15/36	20,450	30,350
	Bank One Corp.	8.000%	4/29/27	7,080	9,810
[4]	Citigroup Inc.	2.976%	11/5/30	14,175	15,461
[4]	Citigroup Inc.	3.878%	1/24/39	69,980	84,693
[4]	Citigroup Inc.	5.316%	3/26/41	10,000	14,351
	Citigroup Inc.	4.650%	7/30/45	13,142	17,953
[4]	Citigroup Inc.	4.281%	4/24/48	13,570	17,958
	Citigroup Inc.	4.650%	7/23/48	43,012	60,391
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	2,090
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	169,266
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	41,172	52,477
	Goldman Sachs Group Inc.	6.250%	2/1/41	13,370	21,068
	Goldman Sachs Group Inc.	4.800%	7/8/44	15,000	20,672
	Goldman Sachs Group Inc.	4.750%	10/21/45	864	1,194
[4,5]	HSBC Holdings plc	3.000%	5/29/30	1,200	1,686
	HSBC Holdings plc	7.625%	5/17/32	15,263	21,464
	HSBC Holdings plc	6.500%	9/15/37	25,272	35,543
	HSBC Holdings plc	6.800%	6/1/38	48,749	71,757
[5]	HSBC Holdings plc	6.000%	3/29/40	400	678
	HSBC Holdings plc	6.100%	1/14/42	9,720	14,333
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	3,330	3,607
	JPMorgan Chase & Co.	6.400%	5/15/38	44,499	70,881
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	67,332	82,752

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.500%	10/15/40	25,390	38,058
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	17,222
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	49,129
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	43,382
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	96,335	124,519
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	43,395	55,725
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	16,160	18,298
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,150	2,670
	Morgan Stanley	7.250%	4/1/32	6,870	10,677
[4]	Morgan Stanley	3.971%	7/22/38	103,500	128,949
[4]	Morgan Stanley	4.457%	4/22/39	4,600	6,045
	Morgan Stanley	6.375%	7/24/42	33,160	55,007
	Morgan Stanley	4.300%	1/27/45	30,041	40,680
	Morgan Stanley	4.375%	1/22/47	44,780	62,490
[4]	Morgan Stanley	5.597%	3/24/51	15,000	23,858
[4,6]	OP Corporate Bank plc	1.625%	6/9/30	1,125	1,338
	Wachovia Corp.	5.500%	8/1/35	2,322	3,139
[4,6]	Wells Fargo & Co.	1.741%	5/4/30	1,400	1,728
[4]	Wells Fargo & Co.	2.572%	2/11/31	19,390	20,496
[4]	Wells Fargo & Co.	3.068%	4/30/41	4,140	4,513
	Wells Fargo & Co.	5.375%	11/2/43	55,167	78,083
	Wells Fargo & Co.	5.606%	1/15/44	130,765	183,881
	Wells Fargo & Co.	4.650%	11/4/44	2,957	3,753
	Wells Fargo & Co.	3.900%	5/1/45	3,837	4,764
	Wells Fargo & Co.	4.900%	11/17/45	19,485	25,681
	Wells Fargo & Co.	4.400%	6/14/46	31,792	39,876
	Wells Fargo & Co.	4.750%	12/7/46	42,559	55,822
[4]	Wells Fargo & Co.	5.013%	4/4/51	32,980	47,505
	Wells Fargo Bank NA	6.600%	1/15/38	500	757
	Brokerage (0.2%)
	Brookfield Finance LLC	3.450%	4/15/50	1,470	1,531
[7]	FMR LLC	6.450%	11/15/39	16,010	24,654
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,225	9,832
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,375	3,882
	Invesco Finance plc	5.375%	11/30/43	3,893	4,835
	Insurance (5.8%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	5,430
	Aflac Inc.	4.000%	10/15/46	947	1,157
[7]	AIA Group Ltd.	4.500%	3/16/46	6,550	8,114
	Allstate Corp.	4.200%	12/15/46	14,385	19,037
	Allstate Corp.	3.850%	8/10/49	2,595	3,337
	American International Group Inc.	4.375%	6/30/50	1,205	1,482
	Anthem Inc.	3.125%	5/15/50	13,710	15,201
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	2,757
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	31,695	43,429
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	67,922	93,337
	Berkshire Hathaway Inc.	4.500%	2/11/43	47,747	67,184
	Centene Corp.	4.750%	1/15/25	75	78
	Centene Corp.	4.250%	12/15/27	150	160
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,996
	Chubb INA Holdings Inc.	4.350%	11/3/45	6,460	9,122
[7]	Jackson National Life Insurance Co.	8.150%	3/15/27	189	254
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	19,219	26,190
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	22,580	30,125
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	23,101	34,293
[7]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	17,755
	MetLife Inc.	4.125%	8/13/42	56,081	72,924
	MetLife Inc.	4.875%	11/13/43	10,000	14,072
	MetLife Inc.	4.050%	3/1/45	3,236	4,150
	MetLife Inc.	4.600%	5/13/46	9,700	13,414
[7]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	40,312
[7]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	15,541
[7]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	14,765	16,834

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New York Life Insurance Co.	5.875%	5/15/33	36,125	50,447
[7]	New York Life Insurance Co.	3.750%	5/15/50	6,120	7,460
[7]	New York Life Insurance Co.	4.450%	5/15/69	3,880	5,155
[4,7]	Nippon Life Insurance Co.	3.400%	1/23/50	1,400	1,491
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	10,890
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	39,705
[4,7]	Pacific Life Insurance Co.	4.300%	10/24/67	6,295	6,755
[5]	Phoenix Group Holdings plc	5.625%	4/28/31	300	446
	Progressive Corp.	4.125%	4/15/47	2,920	3,984
	Progressive Corp.	4.200%	3/15/48	2,867	3,981
	Progressive Corp.	3.950%	3/26/50	15,525	21,166
	Prudential Financial Inc.	5.700%	12/14/36	973	1,402
	Prudential Financial Inc.	4.600%	5/15/44	1,139	1,492
[4]	Prudential Financial Inc.	5.375%	5/15/45	128	138
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,710
	Prudential Financial Inc.	3.935%	12/7/49	10,205	12,325
	Prudential Financial Inc.	3.700%	3/13/51	39,424	47,128
[7]	Securian Financial Group Inc.	4.800%	4/15/48	5,706	6,998
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,521
	Travelers Cos. Inc.	3.750%	5/15/46	954	1,196
	Travelers Cos. Inc.	4.000%	5/30/47	4,222	5,520
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	20,013
	Travelers Cos. Inc.	2.550%	4/27/50	14,295	15,305
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	52,023
	UnitedHealth Group Inc.	6.875%	2/15/38	10,130	16,870
	UnitedHealth Group Inc.	3.500%	8/15/39	18,296	22,479
	UnitedHealth Group Inc.	2.750%	5/15/40	5,135	5,765
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	32,097
	UnitedHealth Group Inc.	3.950%	10/15/42	1,042	1,341
	UnitedHealth Group Inc.	4.750%	7/15/45	53,920	77,068
	UnitedHealth Group Inc.	4.250%	4/15/47	12,111	16,532
	UnitedHealth Group Inc.	3.750%	10/15/47	23,860	30,582
	UnitedHealth Group Inc.	4.250%	6/15/48	26,467	36,064
	UnitedHealth Group Inc.	4.450%	12/15/48	2,891	4,083
	UnitedHealth Group Inc.	3.700%	8/15/49	19,722	25,427
	UnitedHealth Group Inc.	2.900%	5/15/50	9,840	11,144
	UnitedHealth Group Inc.	3.875%	8/15/59	30,185	40,297
	UnitedHealth Group Inc.	3.125%	5/15/60	32,325	37,648
[6]	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	970	1,302
	Other Finance (0.0%)
[5]	Aroundtown SA	3.625%	4/10/31	1,200	1,672
	Real Estate Investment Trusts (0.3%)
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,335	3,355
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,500	2,131
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	3,837	5,019
	Camden Property Trust	3.350%	11/1/49	3,298	3,840
	ERP Operating LP	4.500%	7/1/44	289	394
	Essex Portfolio LP	2.650%	3/15/32	3,000	3,247
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	90	76
	National Retail Properties Inc.	3.100%	4/15/50	2,400	2,223
[6]	Prologis Euro Finance LLC	1.500%	9/10/49	500	589
	Prologis LP	3.000%	4/15/50	3,600	4,141
	Simon Property Group LP	4.250%	10/1/44	715	821
	Simon Property Group LP	3.250%	9/13/49	42,000	42,109
	Simon Property Group LP	3.800%	7/15/50	1,750	1,911
[7]	Trust Fibra Uno	6.390%	1/15/50	3,135	3,190
					3,821,773
Industrial (47.7%)
	Basic Industry (0.5%)
[6]	Air Products & Chemicals Inc.	0.800%	5/5/32	1,085	1,301
	Air Products & Chemicals Inc.	2.700%	5/15/40	2,495	2,806

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Arconic Corp.	6.000%	5/15/25	45	48
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	75	78
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	15,947	20,818
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,311	6,349
[6]	Dow Chemical Co.	0.500%	3/15/27	890	1,000
[6]	Dow Chemical Co.	1.125%	3/15/32	450	500
	Freeport-McMoRan Inc.	4.625%	8/1/30	145	152
[7]	Graphic Packaging International LLC	3.500%	3/15/28	80	81
[7]	Industrias Penoles SAB de CV	4.750%	8/6/50	2,800	2,912
[7]	Novelis Corp.	4.750%	1/30/30	55	57
[7]	OCI NV	5.250%	11/1/24	160	165
	Praxair Inc.	3.550%	11/7/42	1,849	2,244
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	9,295	13,700
	Rio Tinto Finance USA plc	4.125%	8/21/42	44,895	60,042
	Sherwin-Williams Co.	3.300%	5/15/50	3,370	3,826
[7]	Suzano Austria GmbH	7.000%	3/16/47	1,000	1,135
	Vale Overseas Ltd.	6.250%	8/10/26	181	217
[7]	WR Grace & Co-Conn	4.875%	6/15/27	55	59
	WRKCo Inc.	3.000%	6/15/33	2,695	2,912
	Capital Goods (2.4%)
	3M Co.	3.700%	4/15/50	34,740	45,329
[6]	Airbus Finance BV	1.375%	5/13/31	540	643
[7]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	30	32
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	150	154
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	102	108
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	35	36
	Ball Corp.	5.000%	3/15/22	55	58
	Ball Corp.	4.875%	3/15/26	180	204
[7]	Berry Global Inc.	4.875%	7/15/26	337	357
	Boeing Co.	5.150%	5/1/30	2,475	2,713
[7]	BWX Technologies Inc.	4.125%	6/30/28	35	37
[7]	Carrier Global Corp.	2.700%	2/15/31	6,000	6,287
	Caterpillar Inc.	6.050%	8/15/36	5,138	7,659
	Caterpillar Inc.	3.803%	8/15/42	26,112	33,339
	Caterpillar Inc.	3.250%	9/19/49	17,294	20,671
	Caterpillar Inc.	3.250%	4/9/50	18,175	21,878
	Caterpillar Inc.	4.750%	5/15/64	16,334	24,782
[7]	Clark Equipment Co.	5.875%	6/1/25	90	94
[7]	Clean Harbors Inc.	4.875%	7/15/27	227	240
[7]	Clean Harbors Inc.	5.125%	7/15/29	55	59
	Deere & Co.	3.750%	4/15/50	3,620	4,774
	General Dynamics Corp.	4.250%	4/1/40	2,825	3,740
	General Dynamics Corp.	4.250%	4/1/50	701	974
[7]	GPC Merger Sub Inc.	7.125%	8/15/28	20	21
	Honeywell International Inc.	5.700%	3/15/36	10,300	15,118
	Honeywell International Inc.	5.700%	3/15/37	6,250	9,405
	Honeywell International Inc.	2.800%	6/1/50	4,000	4,669
	Howmet Aerospace Inc.	6.875%	5/1/25	125	141
	Lockheed Martin Corp.	3.600%	3/1/35	3,000	3,724
	Lockheed Martin Corp.	4.500%	5/15/36	7,189	9,687
	Lockheed Martin Corp.	4.070%	12/15/42	4,784	6,424
	Lockheed Martin Corp.	3.800%	3/1/45	8,571	11,157
	Lockheed Martin Corp.	4.700%	5/15/46	1,844	2,684
	Lockheed Martin Corp.	2.800%	6/15/50	32,945	37,044
	Lockheed Martin Corp.	4.090%	9/15/52	37,742	52,593
[7]	Mueller Water Products Inc.	5.500%	6/15/26	210	219
	Northrop Grumman Corp.	4.030%	10/15/47	8,321	10,774
	Northrop Grumman Corp.	5.250%	5/1/50	700	1,066
[7]	Otis Worldwide Corp.	3.112%	2/15/40	15,830	17,679
[7]	Otis Worldwide Corp.	3.362%	2/15/50	2,915	3,401

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	6.125%	7/15/38	7,535	11,414
[7]	Raytheon Technologies Corp.	4.700%	12/15/41	29,685	39,321
[7]	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	1,218
	Raytheon Technologies Corp.	3.750%	11/1/46	22,160	27,249
	Raytheon Technologies Corp.	4.625%	11/16/48	10,850	15,275
	Raytheon Technologies Corp.	3.125%	7/1/50	2,000	2,303
	Republic Services Inc.	3.050%	3/1/50	3,605	4,034
[7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	20	20
[7]	Sealed Air Corp.	4.000%	12/1/27	100	103
	Silgan Holdings Inc.	4.125%	2/1/28	170	174
[7]	Standard Industries Inc.	4.375%	7/15/30	90	97
	Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	46,410
[7]	Summit Materials LLC / Summit Materials Finance Corp.	5.250%	1/15/29	20	21
[7]	TransDigm Inc.	8.000%	12/15/25	30	33
[7]	TransDigm Inc.	6.250%	3/15/26	248	262
	TransDigm Inc.	5.500%	11/15/27	160	152
[7]	Trivium Packaging Finance BV	5.500%	8/15/26	50	53
[7]	Trivium Packaging Finance BV	8.500%	8/15/27	105	115
	United Rentals North America Inc.	4.625%	10/15/25	104	107
	United Rentals North America Inc.	6.500%	12/15/26	229	254
	United Rentals North America Inc.	3.875%	11/15/27	165	173
	United Rentals North America Inc.	3.875%	2/15/31	85	85
[7]	WESCO Distribution Inc.	7.250%	6/15/28	260	284
	Communication (7.7%)
	America Movil SAB de CV	4.375%	4/22/49	49,405	65,187
	AT&T Inc.	3.500%	6/1/41	12,300	13,304
	AT&T Inc.	3.100%	2/1/43	20,910	21,514
	AT&T Inc.	4.350%	6/15/45	920	1,088
	AT&T Inc.	4.750%	5/15/46	2,069	2,562
	AT&T Inc.	4.500%	3/9/48	3,685	4,503
	AT&T Inc.	3.650%	6/1/51	8,290	9,119
	AT&T Inc.	3.300%	2/1/52	31,415	32,526
	AT&T Inc.	3.850%	6/1/60	8,255	9,195
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	264	282
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	50	52
	Comcast Corp.	5.650%	6/15/35	29,942	43,634
	Comcast Corp.	6.500%	11/15/35	4,320	6,801
	Comcast Corp.	3.200%	7/15/36	16,810	19,557
	Comcast Corp.	3.900%	3/1/38	39,335	48,989
	Comcast Corp.	6.400%	5/15/38	3,452	5,477
	Comcast Corp.	4.600%	10/15/38	54,153	73,247
	Comcast Corp.	3.250%	11/1/39	3,000	3,537
	Comcast Corp.	3.750%	4/1/40	8,040	10,000
	Comcast Corp.	4.650%	7/15/42	1,000	1,375
	Comcast Corp.	4.500%	1/15/43	1,184	1,619
	Comcast Corp.	4.750%	3/1/44	59,170	83,247
	Comcast Corp.	4.600%	8/15/45	29,645	40,807
	Comcast Corp.	3.400%	7/15/46	20,295	24,040
	Comcast Corp.	4.000%	8/15/47	18,875	24,473
	Comcast Corp.	3.969%	11/1/47	85,688	109,553
	Comcast Corp.	4.000%	3/1/48	25,340	33,133
	Comcast Corp.	4.700%	10/15/48	54,270	77,663
	Comcast Corp.	3.999%	11/1/49	28,176	36,934
	Comcast Corp.	3.450%	2/1/50	13,230	16,102
	Comcast Corp.	2.800%	1/15/51	8,285	9,031
	Comcast Corp.	4.049%	11/1/52	23,810	31,358
	Comcast Corp.	4.950%	10/15/58	95,851	147,817
	Crown Castle International Corp.	4.150%	7/1/50	1,850	2,335
[7]	CSC Holdings LLC	5.375%	2/1/28	245	266
[7]	CSC Holdings LLC	6.500%	2/1/29	195	223
[7]	CSC Holdings LLC	5.750%	1/15/30	230	254

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	CSC Holdings LLC	4.625%	12/1/30	56	59
[7]	Deutsche Telekom AG	3.625%	1/21/50	3,180	3,767
	Discovery Communications LLC	4.650%	5/15/50	12,440	14,929
	Fox Corp.	5.576%	1/25/49	966	1,410
[7]	Front Range BidCo Inc.	4.000%	3/1/27	30	30
[7]	Front Range BidCo Inc.	6.125%	3/1/28	50	52
[5]	Koninklijke KPN NV	5.750%	9/17/29	1,280	2,140
	Lamar Media Corp.	5.750%	2/1/26	55	58
[7]	Lamar Media Corp.	3.750%	2/15/28	80	80
[7]	Lamar Media Corp.	4.875%	1/15/29	40	42
[7]	Lamar Media Corp.	4.000%	2/15/30	60	61
[7]	Level 3 Financing Inc.	4.625%	9/15/27	353	371
[7]	Level 3 Financing Inc.	4.250%	7/1/28	95	98
	NBCUniversal Media LLC	5.950%	4/1/41	16,947	26,558
	NBCUniversal Media LLC	4.450%	1/15/43	22,650	30,735
[7]	Netflix Inc.	3.625%	6/15/25	40	42
	Netflix Inc.	4.875%	4/15/28	283	329
[7]	Nexstar Escrow Inc.	5.625%	7/15/27	297	316
	S&P Global Inc.	3.250%	12/1/49	2,000	2,412
[7]	SBA Communications Corp.	3.875%	2/15/27	55	57
[7]	Sirius XM Radio Inc.	4.625%	7/15/24	104	110
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	99	106
[7]	Sirius XM Radio Inc.	4.125%	7/1/30	55	58
	Sprint Corp.	7.125%	6/15/24	345	402
	Sprint Corp.	7.625%	3/1/26	60	75
	T-Mobile USA Inc.	4.500%	2/1/26	225	231
[7]	T-Mobile USA Inc.	4.375%	4/15/40	12,780	15,612
[7]	T-Mobile USA Inc.	4.500%	4/15/50	15,940	19,959
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	3,087
	Telefonica Emisiones SAU	4.665%	3/6/38	950	1,157
	Time Warner Cable LLC	6.550%	5/1/37	11,975	16,583
[7]	Twitter Inc.	3.875%	12/15/27	270	286
	Verizon Communications Inc.	4.500%	8/10/33	10,000	13,079
	Verizon Communications Inc.	5.250%	3/16/37	2,845	3,994
	Verizon Communications Inc.	4.812%	3/15/39	20,605	28,195
	Verizon Communications Inc.	4.862%	8/21/46	14,990	21,422
	Verizon Communications Inc.	4.000%	3/22/50	6,970	9,377
	Verizon Communications Inc.	5.012%	8/21/54	510	790
	Verizon Communications Inc.	4.672%	3/15/55	47,540	69,074
	ViacomCBS Inc.	4.200%	5/19/32	3,000	3,459
	ViacomCBS Inc.	4.900%	8/15/44	2,596	3,038
[7]	Virgin Media Finance plc	5.000%	7/15/30	90	94
[7]	Virgin Media Secured Finance plc	4.500%	8/15/30	56	59
[7]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	120	125
	Vodafone Group plc	5.250%	5/30/48	2,090	2,825
	Walt Disney Co.	6.200%	12/15/34	3,326	4,931
	Walt Disney Co.	6.400%	12/15/35	17,218	26,485
	Walt Disney Co.	6.650%	11/15/37	2,650	4,091
	Walt Disney Co.	4.625%	3/23/40	11,720	15,335
	Walt Disney Co.	3.500%	5/13/40	56,715	65,167
	Walt Disney Co.	4.750%	9/15/44	5,474	7,389
	Walt Disney Co.	3.000%	7/30/46	3,837	4,229
	Walt Disney Co.	2.750%	9/1/49	78,835	81,036
	Walt Disney Co.	4.700%	3/23/50	2,000	2,767
	Walt Disney Co.	3.600%	1/13/51	83,651	98,468
	Walt Disney Co.	3.800%	5/13/60	9,174	11,277
	Walt Disney Co.	7.550%	7/15/93	15,662	18,216
[5]	WPP Finance SA	3.750%	5/19/32	500	700
	Consumer Cyclical (6.6%)
[7]	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	119	122
[7]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	140	145
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	270	281
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	37,655

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alibaba Group Holding Ltd.	4.200%	12/6/47	21,815	28,950
	Alibaba Group Holding Ltd.	4.400%	12/6/57	25,180	35,350
[7]	Allison Transmission Inc.	5.000%	10/1/24	20	20
[7]	Allison Transmission Inc.	4.750%	10/1/27	291	301
	Amazon.com Inc.	4.800%	12/5/34	8,154	11,484
	Amazon.com Inc.	3.875%	8/22/37	50,000	64,588
[3]	Amazon.com Inc.	4.950%	12/5/44	6,000	9,049
	Amazon.com Inc.	4.050%	8/22/47	93,075	127,345
	Amazon.com Inc.	2.500%	6/3/50	18,520	20,254
	Amazon.com Inc.	4.250%	8/22/57	49,348	72,200
	Amazon.com Inc.	2.700%	6/3/60	18,830	20,813
[7]	Asbury Automotive Group Inc.	4.500%	3/1/28	99	101
[7]	Asbury Automotive Group Inc.	4.750%	3/1/30	40	41
[7]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	70	74
[7]	Carnival Corp.	11.500%	4/1/23	160	174
[7]	Churchill Downs Inc.	5.500%	4/1/27	305	318
[7]	Churchill Downs Inc.	4.750%	1/15/28	243	246
[7]	Clarios Global LP	6.750%	5/15/25	35	38
[7]	Colt Merger Sub Inc.	5.750%	7/1/25	18	19
[7]	Colt Merger Sub Inc.	8.125%	7/1/27	121	123
	Costco Wholesale Corp.	1.750%	4/20/32	2,000	2,092
	Dana Inc.	5.375%	11/15/27	36	38
	Dana Inc.	5.625%	6/15/28	55	57
	Dollar General Corp.	4.125%	4/3/50	1,250	1,584
[7]	Expedia Group Inc.	6.250%	5/1/25	140	153
[7]	Expedia Group Inc.	7.000%	5/1/25	80	87
[7]	Expedia Group Inc.	4.625%	8/1/27	185	190
[5]	Experian Finance plc	3.250%	4/7/32	400	622
	Ford Motor Co.	8.500%	4/21/23	110	122
	Ford Motor Credit Co. LLC	2.979%	8/3/22	55	55
	Ford Motor Credit Co. LLC	3.087%	1/9/23	110	110
	Ford Motor Credit Co. LLC	5.125%	6/16/25	145	154
	Ford Motor Credit Co. LLC	3.815%	11/2/27	60	59
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	60	66
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	255	252
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	70	73
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	55	59
	Home Depot Inc.	5.875%	12/16/36	40,370	62,122
	Home Depot Inc.	3.300%	4/15/40	4,660	5,545
	Home Depot Inc.	5.400%	9/15/40	947	1,411
	Home Depot Inc.	5.950%	4/1/41	18,480	29,129
	Home Depot Inc.	4.200%	4/1/43	6,035	7,956
	Home Depot Inc.	4.875%	2/15/44	60,115	86,594
	Home Depot Inc.	4.400%	3/15/45	12,900	17,569
	Home Depot Inc.	4.250%	4/1/46	21,515	28,909
	Home Depot Inc.	3.900%	6/15/47	24,950	32,259
	Home Depot Inc.	4.500%	12/6/48	22,560	31,756
	Home Depot Inc.	3.125%	12/15/49	2,450	2,902
	Home Depot Inc.	3.350%	4/15/50	7,180	8,746
	Home Depot Inc.	3.500%	9/15/56	7,632	9,593
[7]	International Game Technology plc	6.250%	1/15/27	20	21
[7]	International Game Technology plc	5.250%	1/15/29	75	77
[7]	L Brands Inc.	6.875%	7/1/25	35	38
	Lennar Corp.	5.250%	6/1/26	142	159
	Lennar Corp.	5.000%	6/15/27	80	90
[7]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	28
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	55	59
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	70	64
	Lowe's Cos. Inc.	3.700%	4/15/46	39,425	46,715
	Marriott International Inc.	5.750%	5/1/25	250	277
	Marriott International Inc.	4.625%	6/15/30	225	240
	Mastercard Inc.	3.950%	2/26/48	25,075	33,539
	Mastercard Inc.	3.650%	6/1/49	2,422	3,083
	Mastercard Inc.	3.850%	3/26/50	6,150	8,232

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Match Group Holdings II LLC	4.625%	6/1/28	90	93
[7]	Mattamy Group Corp.	4.625%	3/1/30	55	56
	McDonald's Corp.	4.450%	9/1/48	10,000	13,196
	McDonald's Corp.	3.625%	9/1/49	6,000	7,067
	McDonald's Corp.	4.200%	4/1/50	1,000	1,279
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	112	121
[7]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	167	174
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	255	266
	NIKE Inc.	3.250%	3/27/40	9,055	10,623
	NIKE Inc.	3.625%	5/1/43	30,604	37,671
	NIKE Inc.	3.875%	11/1/45	23,710	30,305
	NIKE Inc.	3.375%	11/1/46	19,840	23,798
	NIKE Inc.	3.375%	3/27/50	10,695	12,990
[7]	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	185	194
	PulteGroup Inc.	5.500%	3/1/26	280	321
	PulteGroup Inc.	5.000%	1/15/27	75	85
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	21
[7]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	20
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	35	39
	Target Corp.	7.000%	1/15/38	1,050	1,767
	Target Corp.	4.000%	7/1/42	473	634
	Target Corp.	3.625%	4/15/46	663	860
	TRI Pointe Group Inc.	5.700%	6/15/28	185	203
[7]	Vail Resorts Inc.	6.250%	5/15/25	220	236
	Visa Inc.	4.150%	12/14/35	20,145	26,781
	Visa Inc.	2.700%	4/15/40	2,500	2,832
	Visa Inc.	4.300%	12/14/45	35,986	51,119
	Visa Inc.	3.650%	9/15/47	35,820	47,118
	Walmart Inc.	3.950%	6/28/38	96,757	126,999
	Walmart Inc.	5.625%	4/1/40	1,840	2,883
	Walmart Inc.	4.875%	7/8/40	1,944	2,818
	Walmart Inc.	5.000%	10/25/40	1,610	2,377
	Walmart Inc.	5.625%	4/15/41	3,695	5,875
	Walmart Inc.	4.000%	4/11/43	1,326	1,772
	Walmart Inc.	3.625%	12/15/47	64,145	84,823
	Walmart Inc.	4.050%	6/29/48	38,245	53,326
	Walmart Inc.	2.950%	9/24/49	7,018	8,437
[7]	William Carter Co.	5.500%	5/15/25	155	164
	Consumer Noncyclical (12.7%)
	Abbott Laboratories	4.750%	11/30/36	19,130	26,872
	Abbott Laboratories	4.900%	11/30/46	38,690	58,634
[7]	AbbVie Inc.	4.050%	11/21/39	14,445	17,716
	AbbVie Inc.	4.875%	11/14/48	358	492
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,315	8,329
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	8,935	10,193
	Allina Health System	3.887%	4/15/49	3,569	4,411
	Altria Group Inc.	5.800%	2/14/39	2,250	2,956
	Altria Group Inc.	4.450%	5/6/50	1,130	1,342
	Amgen Inc.	3.150%	2/21/40	1,250	1,415
	Amgen Inc.	3.375%	2/21/50	45,545	53,217
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	531
	Anheuser-Busch Cos. LLC \ Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	43,510	53,256
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	21,400	24,547
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	20,410
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,330	18,262
	Aramark Services Inc.	4.750%	6/1/26	125	125
[7]	Aramark Services Inc.	5.000%	2/1/28	104	105
	Archer-Daniels-Midland Co.	4.500%	3/15/49	28,749	42,303
	Ascension Health	3.106%	11/15/39	3,000	3,397

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Avantor Funding Inc.	4.625%	7/15/28	55	58
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,568
	BAT Capital Corp.	4.540%	8/15/47	1,535	1,769
	BAT Capital Corp.	5.282%	4/2/50	2,500	3,182
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	50	52
[7]	Bausch Health Cos. Inc.	5.750%	8/15/27	85	92
[7]	Bausch Health Cos. Inc.	7.000%	1/15/28	156	170
[7]	Bausch Health Cos. Inc.	5.000%	1/30/28	55	55
	Baxter International Inc.	3.500%	8/15/46	8,215	9,733
	Biogen Inc.	3.150%	5/1/50	2,450	2,590
	Boston Scientific Corp.	4.700%	3/1/49	1,364	1,924
	Bristol-Myers Squibb Co.	4.125%	6/15/39	47,137	62,667
	Bristol-Myers Squibb Co.	4.500%	3/1/44	3,605	5,239
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,000	2,786
	Bristol-Myers Squibb Co.	4.250%	10/26/49	88,695	127,839
[7]	Cargill Inc.	4.760%	11/23/45	20,000	27,424
[6]	Carrefour SA	2.625%	12/15/27	1,000	1,343
	Children's Health System of Texas	2.511%	8/15/50	2,500	2,545
	Cigna Corp.	3.200%	3/15/40	2,000	2,232
	City of Hope	5.623%	11/15/43	1,944	2,824
	City of Hope	4.378%	8/15/48	1,671	2,134
	Coca-Cola Co.	2.600%	6/1/50	30,500	32,711
	Coca-Cola Co.	2.750%	6/1/60	14,000	15,232
[4]	CommonSpirit Health	4.350%	11/1/42	16,260	17,383
	CVS Health Corp.	4.780%	3/25/38	1,657	2,134
	CVS Health Corp.	4.125%	4/1/40	6,700	8,164
	CVS Health Corp.	4.250%	4/1/50	800	1,016
[7]	DaVita Inc.	4.625%	6/1/30	235	250
	DH Europe Finance II Sarl	3.250%	11/15/39	2,500	2,896
	Dignity Health	4.500%	11/1/42	1,042	1,130
	Dignity Health	5.267%	11/1/64	758	954
	Eli Lilly & Co.	3.950%	3/15/49	18,330	25,090
	Eli Lilly & Co.	4.150%	3/15/59	23,420	33,615
	Eli Lilly & Co.	2.250%	5/15/50	48,255	49,160
	Encompass Health Corp.	4.500%	2/1/28	184	192
	Estee Lauder Cos. Inc.	3.125%	12/1/49	23,964	28,357
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	4,050	4,496
	Gilead Sciences Inc.	4.600%	9/1/35	20,416	27,977
	Gilead Sciences Inc.	5.650%	12/1/41	8,686	13,468
	Gilead Sciences Inc.	4.800%	4/1/44	29,545	42,141
	Gilead Sciences Inc.	4.500%	2/1/45	36,730	50,688
	Gilead Sciences Inc.	4.750%	3/1/46	25,040	36,318
	Gilead Sciences Inc.	4.150%	3/1/47	45,050	61,626
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,532	60,637
	HCA Inc.	5.375%	2/1/25	255	286
	HCA Inc.	5.375%	9/1/26	80	91
	HCA Inc.	3.500%	9/1/30	90	94
	HCA Inc.	5.250%	6/15/49	817	1,084
	Hershey Co.	3.125%	11/15/49	25,500	30,085
	Hershey Co.	2.650%	6/1/50	2,000	2,208
[7]	Hill-Rom Holdings Inc.	4.375%	9/15/27	294	310
[6]	JAB Holdings BV	2.250%	12/19/39	800	957
	Johnson & Johnson	3.550%	3/1/36	47,310	57,768
	Johnson & Johnson	3.625%	3/3/37	53,652	67,925
	Johnson & Johnson	3.400%	1/15/38	43,125	53,748
	Johnson & Johnson	3.700%	3/1/46	26,329	34,510
	Johnson & Johnson	3.750%	3/3/47	18,356	24,638
	Kaiser Foundation Hospitals	4.875%	4/1/42	9,920	13,987
	Kaiser Foundation Hospitals	4.150%	5/1/47	14,564	19,527
	Kimberly-Clark Corp.	6.625%	8/1/37	4,800	7,821
	Kimberly-Clark Corp.	3.200%	7/30/46	19,400	23,327
	Kimberly-Clark Corp.	2.875%	2/7/50	20,685	24,223
[7]	Kraft Heinz Foods Co.	3.875%	5/15/27	145	156
[7]	Kraft Heinz Foods Co.	4.250%	3/1/31	55	61

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	3.950%	1/15/50	2,000	2,474
[7]	Lamb Weston Holdings Inc.	4.625%	11/1/24	80	84
[7]	Lamb Weston Holdings Inc.	4.875%	11/1/26	210	220
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	80	89
[7]	Mars Inc.	2.375%	7/16/40	3,500	3,600
[4]	Mayo Clinic	3.774%	11/15/43	11,795	14,185
	McKesson Corp.	4.883%	3/15/44	1,450	1,840
	Mead Johnson Nutrition Co.	4.600%	6/1/44	3,571	4,839
	Medtronic Inc.	4.375%	3/15/35	28,178	38,283
	Medtronic Inc.	4.625%	3/15/45	13,809	19,964
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	993
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,355	3,226
	Merck & Co. Inc.	3.900%	3/7/39	30,000	39,059
	Merck & Co. Inc.	3.600%	9/15/42	4,900	6,156
	Merck & Co. Inc.	4.150%	5/18/43	2,385	3,244
	Merck & Co. Inc.	3.700%	2/10/45	75,455	98,080
	Merck & Co. Inc.	4.000%	3/7/49	26,229	36,246
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	2,225	2,501
[7]	Nestle Holdings Inc.	3.900%	9/24/38	49,785	65,903
[7]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	32,397
	New York & Presbyterian Hospital	4.063%	8/1/56	3,743	5,070
	New York & Presbyterian Hospital	4.763%	8/1/16	5,250	6,799
	Northwell Healthcare Inc.	4.800%	11/1/42	1,042	1,224
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	2,137
	Northwell Healthcare Inc.	4.260%	11/1/47	947	1,112
	Northwell Healthcare Inc.	3.809%	11/1/49	9,789	11,078
	Novartis Capital Corp.	4.400%	5/6/44	24,840	35,159
	Novartis Capital Corp.	2.750%	8/14/50	19,960	22,718
	NYU Langone Hospitals	4.784%	7/1/44	1,944	2,362
	Partners Healthcare System Inc.	3.192%	7/1/49	3,825	4,159
	Partners Healthcare System Inc.	3.342%	7/1/60	33,000	37,704
	PeaceHealth Obligated Group	4.787%	11/15/48	6,015	8,256
	PepsiCo Inc.	4.000%	3/5/42	2,038	2,730
	PepsiCo Inc.	3.600%	8/13/42	947	1,214
	PepsiCo Inc.	4.450%	4/14/46	31,574	44,852
	PepsiCo Inc.	3.450%	10/6/46	40,155	49,561
	PepsiCo Inc.	4.000%	5/2/47	23,435	31,483
	PepsiCo Inc.	3.375%	7/29/49	22,294	27,704
	PepsiCo Inc.	2.875%	10/15/49	12,285	14,188
	PepsiCo Inc.	3.875%	3/19/60	2,415	3,363
[7]	Performance Food Group Inc.	6.875%	5/1/25	80	86
[7]	Performance Food Group Inc.	5.500%	10/15/27	250	258
	Pfizer Inc.	4.100%	9/15/38	34,780	45,807
	Pfizer Inc.	3.900%	3/15/39	34,185	44,313
	Pfizer Inc.	7.200%	3/15/39	34,632	61,017
	Pfizer Inc.	2.550%	5/28/40	3,195	3,530
	Pfizer Inc.	4.300%	6/15/43	7,780	10,541
	Pfizer Inc.	4.400%	5/15/44	8,615	11,921
	Pfizer Inc.	4.125%	12/15/46	15,541	21,331
	Pfizer Inc.	4.200%	9/15/48	24,916	34,590
	Pfizer Inc.	4.000%	3/15/49	16,334	22,165
	Pfizer Inc.	2.700%	5/28/50	5,475	6,109
	Philip Morris International Inc.	6.375%	5/16/38	5,802	9,121
	Philip Morris International Inc.	4.375%	11/15/41	2,891	3,736
	Philip Morris International Inc.	3.875%	8/21/42	10,120	12,173
	Philip Morris International Inc.	4.125%	3/4/43	20,170	25,007
	Philip Morris International Inc.	4.875%	11/15/43	22,345	30,536
	Philip Morris International Inc.	4.250%	11/10/44	20,675	26,570
[7]	Post Holdings Inc.	5.750%	3/1/27	105	112
[7]	Post Holdings Inc.	4.625%	4/15/30	55	58
	Procter & Gamble Co.	3.550%	3/25/40	8,255	10,545
	Procter & Gamble Co.	3.500%	10/25/47	20,060	26,464
	Procter & Gamble Co.	3.600%	3/25/50	2,860	3,859
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	5,351

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	35,071
[7]	SC Johnson & Son Inc.	4.750%	10/15/46	1,940	2,748
[6]	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	1,400	1,706
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	10,840	11,779
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,875	2,051
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	20	21
[7]	Tenet Healthcare Corp.	7.500%	4/1/25	15	17
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	192	201
[7]	Tenet Healthcare Corp.	5.125%	11/1/27	155	165
[7]	Upjohn Inc.	3.850%	6/22/40	2,000	2,280
	Wyeth LLC	6.500%	2/1/34	1,240	1,953
	Wyeth LLC	5.950%	4/1/37	53,438	82,032
	Energy (3.1%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	3,837	4,165
	BP Capital Markets America Inc.	3.000%	2/24/50	600	649
[7]	Cameron LNG LLC	3.701%	1/15/39	1,300	1,474
	Cenovus Energy Inc.	3.000%	8/15/22	150	150
	Cenovus Energy Inc.	5.375%	7/15/25	150	150
	Chevron Corp.	2.978%	5/11/40	14,790	16,827
	Chevron Corp.	3.078%	5/11/50	19,305	22,342
	ConocoPhillips	7.000%	3/30/29	5,830	7,968
	ConocoPhillips	5.900%	10/15/32	1,326	1,868
	ConocoPhillips	6.500%	2/1/39	34,532	53,451
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,420	2,022
	ConocoPhillips Co.	4.300%	11/15/44	2,000	2,662
	ConocoPhillips Co.	5.950%	3/15/46	13,270	20,817
	DCP Midstream Operating LP	5.625%	7/15/27	56	58
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	37	39
[7]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	155
	EOG Resources Inc.	4.950%	4/15/50	4,165	5,722
[7]	EQM Midstream Partners LP	6.500%	7/1/27	145	160
	EQT Corp.	3.000%	10/1/22	160	158
[6]	Exxon Mobil Corp.	1.408%	6/26/39	900	1,061
	Exxon Mobil Corp.	2.995%	8/16/39	6,678	7,462
	Exxon Mobil Corp.	4.227%	3/19/40	26,210	33,526
	Exxon Mobil Corp.	3.567%	3/6/45	7,700	9,226
	Exxon Mobil Corp.	4.114%	3/1/46	32,010	41,114
	Exxon Mobil Corp.	4.327%	3/19/50	48,740	64,747
	Exxon Mobil Corp.	3.452%	4/15/51	31,835	37,687
[7]	MEG Energy Corp.	6.500%	1/15/25	93	91
	Occidental Petroleum Corp.	2.600%	8/13/21	105	104
	Occidental Petroleum Corp.	2.700%	8/15/22	200	193
	Occidental Petroleum Corp.	5.550%	3/15/26	145	146
[7]	Rattler Midstream LP	5.625%	7/15/25	45	47
	Shell International Finance BV	4.125%	5/11/35	30,406	38,687
	Shell International Finance BV	6.375%	12/15/38	2,121	3,311
	Shell International Finance BV	5.500%	3/25/40	13,990	20,747
	Shell International Finance BV	4.550%	8/12/43	18,195	24,144
	Shell International Finance BV	4.375%	5/11/45	46,905	61,542
	Shell International Finance BV	4.000%	5/10/46	30,177	37,706
	Shell International Finance BV	3.750%	9/12/46	44,355	53,424
	Shell International Finance BV	3.125%	11/7/49	5,000	5,613
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	170
	Total Capital International SA	2.986%	6/29/41	24,165	26,931
	Total Capital International SA	3.461%	7/12/49	500	597
	Total Capital International SA	3.127%	5/29/50	30,205	34,298
	TransCanada PipeLines Ltd.	6.100%	6/1/40	15,775	22,218
	Western Midstream Operating LP	5.050%	2/1/30	180	182
	WPX Energy Inc.	5.875%	6/15/28	35	36
	WPX Energy Inc.	4.500%	1/15/30	100	93

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Other Industrial (0.9%)
[4]	American University	3.672%	4/1/49	2,563	2,974
	Bowdoin College	4.693%	7/1/12	2,500	2,993
[4]	Duke University	2.682%	10/1/44	7,600	8,294
[4]	Duke University	2.832%	10/1/55	9,635	10,991
	Georgetown University	4.315%	4/1/49	6,995	9,154
	Georgetown University	2.943%	4/1/50	15,535	17,000
	Georgetown University	5.215%	10/1/18	940	1,356
	Hillenbrand Inc.	5.750%	6/15/25	59	64
[4]	Johns Hopkins University	2.813%	1/1/60	2,690	3,061
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	30,573
	Massachusetts Institute of Technology	5.600%	7/1/11	1,042	1,945
[7]	MasTec Inc.	4.500%	8/15/28	65	68
[4]	Northwestern University	2.640%	12/1/50	6,700	7,481
	President & Fellows of Harvard College	5.625%	10/1/38	2,500	3,924
	President & Fellows of Harvard College	4.875%	10/15/40	750	1,085
	President & Fellows of Harvard College	3.150%	7/15/46	17,450	21,237
[7]	President & Fellows of Harvard College	6.500%	1/15/39	3,710	6,259
[4]	University of Chicago	2.761%	4/1/45	11,735	12,665
	University of Pennsylvania	3.610%	2/15/19	20,230	24,648
[4]	William Marsh Rice University	2.598%	5/15/50	3,775	3,999
	Yale University	2.402%	4/15/50	19,845	21,767
	Technology (11.4%)
	Apple Inc.	4.500%	2/23/36	5,000	6,830
	Apple Inc.	3.850%	5/4/43	53,204	69,011
	Apple Inc.	3.450%	2/9/45	38,360	47,259
	Apple Inc.	4.375%	5/13/45	47,166	65,976
	Apple Inc.	4.650%	2/23/46	40,667	58,852
	Apple Inc.	3.850%	8/4/46	40,245	51,991
	Apple Inc.	4.250%	2/9/47	39,099	53,696
	Apple Inc.	3.750%	11/13/47	24,095	31,127
	Apple Inc.	2.950%	9/11/49	29,025	33,529
	Apple Inc.	2.650%	5/11/50	9,930	10,995
	Applied Materials Inc.	5.100%	10/1/35	95	136
	Applied Materials Inc.	4.350%	4/1/47	1,775	2,550
[7]	BY Crown Parent LLC / BY Bond Finance Inc.	4.250%	1/31/26	19	19
[6]	Capgemini SE	2.000%	4/15/29	800	1,043
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	95	100
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	45	47
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	177	187
	Cisco Systems Inc.	5.900%	2/15/39	28,465	44,950
	Cisco Systems Inc.	5.500%	1/15/40	16,122	25,099
[7]	CommScope Finance LLC	5.500%	3/1/24	20	21
[7]	CommScope Finance LLC	8.250%	3/1/27	120	129
[7]	CommScope Inc.	6.000%	3/1/26	65	69
[7]	CommScope Inc.	7.125%	7/1/28	56	59
[7]	Gartner Inc.	4.500%	7/1/28	145	153
	Intel Corp.	4.600%	3/25/40	5,000	6,887
	Intel Corp.	4.100%	5/19/46	18,330	23,930
	Intel Corp.	4.100%	5/11/47	34,841	45,313
	Intel Corp.	3.734%	12/8/47	56,122	70,156
	Intel Corp.	3.250%	11/15/49	45,560	54,205
	Intel Corp.	4.750%	3/25/50	3,500	5,110
	Intel Corp.	3.100%	2/15/60	26,905	31,451
	Intel Corp.	4.950%	3/25/60	2,475	3,828
	International Business Machines Corp.	4.150%	5/15/39	104,215	131,703
	International Business Machines Corp.	4.000%	6/20/42	10,633	13,528
	International Business Machines Corp.	4.250%	5/15/49	89,470	116,735
	International Business Machines Corp.	2.950%	5/15/50	6,715	7,373
	Lam Research Corp.	2.875%	6/15/50	6,795	7,654
	Microsoft Corp.	3.500%	2/12/35	7,688	9,702
	Microsoft Corp.	3.450%	8/8/36	36,770	45,949

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	4.100%	2/6/37	33,369	44,469
	Microsoft Corp.	3.500%	11/15/42	1,657	2,093
	Microsoft Corp.	3.700%	8/8/46	85,523	111,676
	Microsoft Corp.	2.525%	6/1/50	248,789	273,989
	Microsoft Corp.	3.950%	8/8/56	38,023	53,280
	Microsoft Corp.	2.675%	6/1/60	66,699	73,900
[7]	NCR Corp.	8.125%	4/15/25	25	28
	NVIDIA Corp.	3.500%	4/1/40	20,705	24,748
	NVIDIA Corp.	3.500%	4/1/50	20,875	25,207
	NVIDIA Corp.	3.700%	4/1/60	12,270	15,511
	Oracle Corp.	4.300%	7/8/34	3,000	3,843
	Oracle Corp.	3.850%	7/15/36	5,250	6,447
	Oracle Corp.	3.800%	11/15/37	34,500	41,945
	Oracle Corp.	6.500%	4/15/38	47,155	76,223
	Oracle Corp.	6.125%	7/8/39	12,073	18,761
	Oracle Corp.	3.600%	4/1/40	44,485	52,737
	Oracle Corp.	5.375%	7/15/40	46,418	67,686
	Oracle Corp.	4.125%	5/15/45	32,856	41,819
	Oracle Corp.	4.000%	7/15/46	81,361	101,363
	Oracle Corp.	4.000%	11/15/47	49,655	62,580
	Oracle Corp.	3.600%	4/1/50	11,615	13,878
	Oracle Corp.	4.375%	5/15/55	25,000	33,517
	Oracle Corp.	3.850%	4/1/60	35,040	43,943
[7]	Qorvo Inc.	4.375%	10/15/29	215	230
	QUALCOMM Inc.	4.650%	5/20/35	1,648	2,274
	QUALCOMM Inc.	4.800%	5/20/45	12,300	17,563
	QUALCOMM Inc.	4.300%	5/20/47	60,300	80,776
	QUALCOMM Inc.	3.250%	5/20/50	15,805	18,723
[7]	Sabre GLBL Inc.	9.250%	4/15/25	75	82
[7]	SS&C Technologies Inc.	5.500%	9/30/27	130	140
[7]	Tencent Holdings Ltd.	3.925%	1/19/38	33,420	39,575
[7]	Tencent Holdings Ltd.	3.240%	6/3/50	12,130	13,542
[7]	Tencent Holdings Ltd.	3.290%	6/3/60	4,100	4,676
	Texas Instruments Inc.	3.875%	3/15/39	5,056	6,594
	Western Digital Corp.	4.750%	2/15/26	214	233
	Transportation (2.4%)
[7]	Air Canada	7.750%	4/15/21	150	151
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	2,548
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	22,634
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	33,087
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	55,280
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	15,169
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	738
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,000	26,232
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	59,821
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	16,549
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	9,502
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	16,086
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,141	4,238
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	16,290	22,288
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	29,445	37,233
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	6,410	7,525
	Canadian National Railway Co.	3.200%	8/2/46	1,000	1,195
	Canadian National Railway Co.	3.650%	2/3/48	28,169	35,946
	Canadian National Railway Co.	4.450%	1/20/49	13,410	19,523
	Canadian National Railway Co.	2.450%	5/1/50	7,405	7,940
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	140	143
	Delta Air Lines Inc.	2.900%	10/28/24	70	61
[7]	Delta Air Lines Inc.	7.000%	5/1/25	330	353
	Delta Air Lines Inc.	7.375%	1/15/26	145	144
	FedEx Corp.	5.250%	5/15/50	11,120	14,934
[4]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	1,413	1,326

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	222	230
	Norfolk Southern Corp.	4.100%	5/15/49	2,891	3,755
	Norfolk Southern Corp.	3.050%	5/15/50	7,760	8,740
	Union Pacific Corp.	3.250%	2/5/50	12,085	14,239
	Union Pacific Corp.	4.375%	11/15/65	20,655	28,136
	Union Pacific Corp.	4.100%	9/15/67	15,550	20,205
	Union Pacific Corp.	3.750%	2/5/70	2,160	2,638
[4]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	1,944	1,759
	United Parcel Service Inc.	6.200%	1/15/38	4,311	6,852
	United Parcel Service Inc.	4.875%	11/15/40	2,700	3,796
	United Parcel Service Inc.	3.625%	10/1/42	5,820	6,995
	United Parcel Service Inc.	3.400%	9/1/49	3,837	4,528
					10,237,151
Utilities (15.1%)
	Electric (14.4%)
	AEP Texas Inc.	3.800%	10/1/47	2,455	3,026
	AEP Texas Inc.	4.150%	5/1/49	947	1,198
	AEP Transmission Co. LLC	4.000%	12/1/46	2,575	3,320
	AEP Transmission Co. LLC	3.750%	12/1/47	33,643	41,818
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	7,443
	AEP Transmission Co. LLC	3.800%	6/15/49	2,057	2,604
	AEP Transmission Co. LLC	3.650%	4/1/50	4,500	5,676
	Alabama Power Co.	6.000%	3/1/39	7,535	11,531
	Alabama Power Co.	5.500%	3/15/41	26,874	38,436
	Alabama Power Co.	5.200%	6/1/41	14,920	20,395
	Alabama Power Co.	3.850%	12/1/42	1,065	1,322
	Alabama Power Co.	3.750%	3/1/45	22,325	27,685
	Alabama Power Co.	4.300%	7/15/48	5,285	7,203
	Alabama Power Co.	3.450%	10/1/49	6,944	8,458
	Ameren Illinois Co.	3.700%	12/1/47	10,000	12,545
	Ameren Illinois Co.	4.500%	3/15/49	26,150	37,323
	Appalachian Power Co.	6.700%	8/15/37	32,970	47,102
	Appalachian Power Co.	3.700%	5/1/50	1,660	1,960
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,165	1,749
	Baltimore Gas & Electric Co.	4.250%	9/15/48	26,475	35,796
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,944	2,265
	Baltimore Gas & Electric Co.	2.900%	6/15/50	795	886
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,612	17,529
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,891	4,293
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	36,117
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	59,801
[7]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	3,485	4,762
[7]	Calpine Corp.	4.500%	2/15/28	210	218
[7]	Calpine Corp.	5.125%	3/15/28	185	192
[7]	Calpine Corp.	4.625%	2/1/29	20	20
[7]	Calpine Corp.	5.000%	2/1/31	10	10
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	3,400	3,918
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	100	107
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	3,529
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	26,024
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	20,835
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	22,169
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	22,029
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	14,999
	Commonwealth Edison Co.	3.650%	6/15/46	11,553	14,499
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	11,522
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	18,025
	Connecticut Light & Power Co.	6.350%	6/1/36	14,382	21,196
	Connecticut Light & Power Co.	4.300%	4/15/44	890	1,193
	Connecticut Light & Power Co.	4.150%	6/1/45	17,480	23,132
	Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	883
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	13,977

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	15,491
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	15,187
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	12,433
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,947	11,705
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	13,149
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	10,831
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	47,016	61,869
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	7,629
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,000	2,464
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	1,243
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,000	1,387
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	5,085	6,675
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	16,725	21,571
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	17,545	23,662
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	13,947	18,807
	Consumers Energy Co.	3.750%	2/15/50	1,944	2,572
	Consumers Energy Co.	3.100%	8/15/50	31,227	37,371
	Consumers Energy Co.	2.500%	5/1/60	1,350	1,438
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	17,689
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	4,361
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	3,174
[7]	DPL Inc.	4.125%	7/1/25	35	36
	DTE Electric Co.	3.700%	3/15/45	1,911	2,401
	DTE Electric Co.	4.050%	5/15/48	947	1,268
	DTE Electric Co.	2.950%	3/1/50	2,235	2,571
	Duke Energy Carolinas LLC	6.450%	10/15/32	758	1,102
	Duke Energy Carolinas LLC	6.100%	6/1/37	32,973	51,026
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	13,077
	Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	21,707
	Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	54,193
	Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	2,073
	Duke Energy Carolinas LLC	3.200%	8/15/49	20,922	25,270
	Duke Energy Florida LLC	6.350%	9/15/37	758	1,205
	Duke Energy Florida LLC	5.650%	4/1/40	1,200	1,820
	Duke Energy Florida LLC	4.200%	7/15/48	1,000	1,372
	Duke Energy Indiana LLC	6.120%	10/15/35	5,614	7,747
	Duke Energy Indiana LLC	6.350%	8/15/38	775	1,232
	Duke Energy Indiana LLC	6.450%	4/1/39	10,411	16,763
	Duke Energy Indiana LLC	4.200%	3/15/42	12,700	16,089
	Duke Energy Indiana LLC	4.900%	7/15/43	28,514	40,402
	Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	12,377
	Duke Energy Ohio Inc.	4.300%	2/1/49	2,784	3,840
	Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,927
	Duke Energy Progress LLC	4.100%	3/15/43	23,186	30,075
	Duke Energy Progress LLC	4.150%	12/1/44	29,945	39,354
	Duke Energy Progress LLC	4.200%	8/15/45	22,105	29,387
	Duke Energy Progress LLC	3.700%	10/15/46	27,000	34,156
	Entergy Louisiana LLC	3.120%	9/1/27	322	359
	Entergy Louisiana LLC	4.000%	3/15/33	651	827
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	1,162
	Entergy Louisiana LLC	4.200%	4/1/50	3,000	4,124
	Entergy Louisiana LLC	2.900%	3/15/51	3,600	4,089
	Florida Power & Light Co.	5.960%	4/1/39	947	1,497
	Florida Power & Light Co.	5.690%	3/1/40	663	1,028
	Florida Power & Light Co.	5.250%	2/1/41	21,109	31,314
	Florida Power & Light Co.	4.125%	2/1/42	9,000	11,988
	Florida Power & Light Co.	3.800%	12/15/42	22,370	28,844
	Florida Power & Light Co.	3.950%	3/1/48	1,944	2,663
	Florida Power & Light Co.	3.990%	3/1/49	2,891	4,003
	Florida Power & Light Co.	3.150%	10/1/49	1,944	2,386
	Georgia Power Co.	4.750%	9/1/40	33,945	43,144
	Georgia Power Co.	4.300%	3/15/42	13,561	16,720
	Georgia Power Co.	3.700%	1/30/50	7,495	8,982
[5]	innogy Finance BV	4.750%	1/31/34	500	891

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	20,605	26,467
	Kentucky Utilities Co.	5.125%	11/1/40	947	1,336
	Kentucky Utilities Co.	4.650%	11/15/43	947	1,266
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	23,475
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	2,244
	Louisville Gas & Electric Co.	4.250%	4/1/49	17,050	22,717
[7]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	13,624
	MidAmerican Energy Co.	5.800%	10/15/36	473	700
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	39,181
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	33,461
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	21,818
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	1,214
[7]	Monongahela Power Co.	5.400%	12/15/43	15,640	23,410
[5]	National Grid Electricity Transmission plc	2.000%	4/17/40	1,550	2,196
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,000	1,604
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	2,583
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,955	19,190
	Nevada Power Co.	6.650%	4/1/36	5,830	8,840
	Nevada Power Co.	5.375%	9/15/40	16,430	22,774
	Nevada Power Co.	5.450%	5/15/41	21,620	30,425
	Nevada Power Co.	3.125%	8/1/50	1,870	2,207
	Northern States Power Co.	6.250%	6/1/36	780	1,226
	Northern States Power Co.	6.200%	7/1/37	27,844	43,544
	Northern States Power Co.	5.350%	11/1/39	758	1,130
	Northern States Power Co.	4.000%	8/15/45	805	1,063
	Northern States Power Co.	3.600%	9/15/47	9,675	12,335
	Northern States Power Co.	2.600%	6/1/51	14,765	16,182
	Northern States Power Co.	4.200%	9/1/48	12,250	15,748
	NRG Energy Inc.	7.250%	5/15/26	99	107
	NSTAR Electric Co.	4.400%	3/1/44	2,630	3,549
	Oglethorpe Power Corp.	4.200%	12/1/42	16,677	17,880
	Ohio Power Co.	4.000%	6/1/49	734	942
	Oklahoma Gas & Electric Co.	4.550%	3/15/44	473	580
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,231	1,900
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	2,418
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,104	4,423
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	6,300	8,536
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	9,045
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	22,000
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,888
	PacifiCorp	5.250%	6/15/35	1,232	1,776
	PacifiCorp	6.100%	8/1/36	14,920	22,112
	PacifiCorp	6.250%	10/15/37	7,773	11,905
	PacifiCorp	6.350%	7/15/38	35,944	56,261
	PacifiCorp	6.000%	1/15/39	32,206	49,085
	PacifiCorp	4.100%	2/1/42	19,700	25,085
	PacifiCorp	4.125%	1/15/49	3,837	5,119
	PacifiCorp	4.150%	2/15/50	44,426	60,285
	PacifiCorp	3.300%	3/15/51	4,955	6,088
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	60	63
	PECO Energy Co.	4.800%	10/15/43	10,365	14,517
	PECO Energy Co.	4.150%	10/1/44	396	521
	PECO Energy Co.	3.700%	9/15/47	15,500	19,833
	PECO Energy Co.	3.900%	3/1/48	27,241	36,029
	PG&E Corp.	5.250%	7/1/30	145	151
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,805
	Potomac Electric Power Co.	7.900%	12/15/38	142	224
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	17,395
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	15,410
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	16,790
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,184	1,647
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	16,283
	Public Service Co. of Colorado	6.250%	9/1/37	860	1,345

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	25,240
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	3,725
	Public Service Co. of Colorado	3.800%	6/15/47	570	739
	Public Service Co. of Colorado	4.050%	9/15/49	32,010	43,614
	Public Service Co. of Colorado	3.200%	3/1/50	2,891	3,498
	Public Service Electric & Gas Co.	3.650%	9/1/42	21,083	26,149
	Public Service Electric & Gas Co.	3.850%	5/1/49	2,891	3,860
	Public Service Electric & Gas Co.	3.200%	8/1/49	1,065	1,297
	Puget Sound Energy Inc.	5.483%	6/1/35	189	257
	Puget Sound Energy Inc.	6.274%	3/15/37	473	697
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,551
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	23,894
	Puget Sound Energy Inc.	4.434%	11/15/41	1,425	1,842
	Puget Sound Energy Inc.	4.300%	5/20/45	379	497
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	40,758
	Puget Sound Energy Inc.	3.250%	9/15/49	5,595	6,561
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	2,737
	San Diego Gas & Electric Co.	3.320%	4/15/50	3,795	4,541
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,365
	Southern California Edison Co.	5.625%	2/1/36	925	1,184
	Southern California Edison Co.	5.950%	2/1/38	11,060	15,108
	Southern California Edison Co.	4.500%	9/1/40	14,228	17,275
	Southern California Edison Co.	3.900%	12/1/41	7,660	8,358
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,985
	Southern California Edison Co.	3.900%	3/15/43	21,775	25,049
	Southern California Edison Co.	4.650%	10/1/43	20,739	26,491
	Southern California Edison Co.	3.600%	2/1/45	3,837	4,305
	Southern California Edison Co.	4.000%	4/1/47	32,884	39,016
	Southern California Edison Co.	4.125%	3/1/48	36,182	43,462
	Southern California Edison Co.	3.650%	2/1/50	20,870	23,758
	Southern Co.	4.400%	7/1/46	590	747
	Southwestern Public Service Co.	4.500%	8/15/41	23,975	30,978
	Southwestern Public Service Co.	3.400%	8/15/46	3,500	4,107
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	25,128
	Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,804
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	12,580
[6]	SSE plc	1.750%	4/16/30	860	1,100
	Tampa Electric Co.	6.150%	5/15/37	12,220	17,323
	Union Electric Co.	3.900%	9/15/42	3,326	4,230
	Union Electric Co.	4.000%	4/1/48	20,250	26,852
	Union Electric Co.	3.250%	10/1/49	3,265	3,877
	Virginia Electric & Power Co.	6.000%	5/15/37	57,203	85,902
	Virginia Electric & Power Co.	6.350%	11/30/37	1,944	3,033
	Virginia Electric & Power Co.	4.450%	2/15/44	12,490	17,016
	Virginia Electric & Power Co.	4.000%	11/15/46	8,725	11,551
	Virginia Electric & Power Co.	3.800%	9/15/47	29,319	37,592
	Virginia Electric & Power Co.	4.600%	12/1/48	9,310	13,399
	Virginia Electric & Power Co.	3.300%	12/1/49	2,000	2,463
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	50	53
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	50	54
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	280	298
	Westar Energy Inc.	4.125%	3/1/42	1,113	1,398
	Westar Energy Inc.	4.625%	9/1/43	1,231	1,557
	Westar Energy Inc.	3.250%	9/1/49	6,650	7,848
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	731
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	2,286
	Natural Gas (0.6%)
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,826
	Atmos Energy Corp.	3.375%	9/15/49	2,891	3,440
[7]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	47,648
[7]	KeySpan Gas East Corp.	5.819%	4/1/41	1,500	2,130
	Sempra Energy	4.000%	2/1/48	2,685	3,271
	Southern California Gas Co.	5.125%	11/15/40	1,870	2,588

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Gas Co.	4.125%	6/1/48	30,835	41,144
	Southern California Gas Co.	4.300%	1/15/49	14,075	19,597
	Southern California Gas Co.	3.950%	2/15/50	947	1,259
	Other Utility (0.1%)
	American Water Capital Corp.	3.450%	5/1/50	10,630	13,147
					3,222,646
Total Corporate Bonds (Cost $13,480,031)					17,281,570
Sovereign Bonds (1.5%)
[7]	Banque Ouest Africaine de Developpement	4.700%	10/22/31	670	688
	Bermuda	4.854%	2/6/24	632	693
[4]	Bermuda	3.717%	1/25/27	2,910	3,151
[4]	Bermuda	4.750%	2/15/29	1,750	2,047
[7]	CDP Financial Inc.	5.600%	11/25/39	1,500	2,280
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	200	277
[7]	Emirate of Abu Dhabi	3.125%	9/30/49	13,395	14,998
	Equinor ASA	3.625%	4/6/40	19,225	23,233
	Equinor ASA	4.250%	11/23/41	1,944	2,502
	Equinor ASA	3.950%	5/15/43	35,350	43,761
	Equinor ASA	3.250%	11/18/49	8,640	9,960
	Equinor ASA	3.700%	4/6/50	9,800	12,180
[7]	Export-Import Bank of India	3.875%	2/1/28	960	1,005
[7]	Kingdom of Saudi Arabia	4.500%	4/22/60	8,780	11,525
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	3,339
[6,7]	Perusahaan Listrik Negara PT	1.875%	11/5/31	1,690	1,912
	Petrobras Global Finance BV	6.750%	6/3/50	2,215	2,370
	Petronas Capital Ltd.	3.500%	4/21/30	4,460	5,105
[4]	Republic of Chile	3.500%	1/25/50	59,702	72,647
[4]	Republic of Colombia	4.500%	3/15/29	8,300	9,387
	Republic of Colombia	10.375%	1/28/33	1,259	1,989
[6]	Republic of Hungary	1.750%	6/5/35	2,430	3,006
	Republic of Indonesia	4.450%	4/15/70	3,700	4,611
[4]	Republic of Panama	3.875%	3/17/28	7,445	8,608
[4]	Republic of Panama	4.500%	4/1/56	350	473
[6,7]	Republic of Romania	3.375%	1/28/50	921	1,109
	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	1,569	2,151
	State of Israel	3.375%	1/15/50	6,160	7,087
	State of Israel	3.875%	7/3/50	22,910	28,350
	State of Israel	4.500%	4/3/20	4,600	6,617
[7]	State of Qatar	4.400%	4/16/50	16,720	22,746
[4]	United Mexican States	4.750%	4/27/32	8,734	9,912
[8]	United Mexican States	8.500%	11/18/38	200,000	10,855
Total Sovereign Bonds (Cost $278,699)					330,574
Taxable Municipal Bonds (9.3%)
	Allentown PA Neighborhood Improvement Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,014
	Allentown PA Neighborhood Improvement Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,995
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	43,316	63,518
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.552%	4/1/54	8,595	9,329
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.793%	4/1/30	1,579	2,003
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	23,745	38,099
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	10,420	18,669
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,326	2,472
	California GO	2.500%	10/1/29	4,500	4,951
	California GO	7.500%	4/1/34	16,172	27,163

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.600%	4/1/38	36,195	42,741
	California GO	7.550%	4/1/39	14,310	25,982
	California GO	7.300%	10/1/39	58,756	100,021
	California GO	7.350%	11/1/39	189	324
	California GO	7.600%	11/1/40	62,535	117,391
	California Institute of Technology	3.650%	9/1/19	3,875	4,563
	California Public Works Board Lease Revenue (Various Capital Projects)	8.361%	10/1/34	1,136	1,902
	California State University Systemwide Revenue	2.975%	11/1/51	27,825	30,872
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	11,525	15,518
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.899%	12/1/40	9,620	13,837
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	43,340	62,340
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	17,060	20,864
[9]	Commonwealth Financing Authority Pennsylvania Revenue	5.197%	6/1/26	2,417	2,741
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	19,285	23,175
	Commonwealth of Massachusetts	2.514%	7/1/41	5,570	5,880
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	189	311
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	4,195	4,256
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	1,944	3,046
	Duke University North Carolina Revenue	5.850%	4/1/37	29,490	41,710
	George Washington University	4.300%	9/15/44	2,891	3,686
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	933	1,419
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	337	517
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	1,420	2,086
	Houston TX GO	6.290%	3/1/32	2,092	2,702
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	10,330	14,980
	Kansas Development Finance Authority Revenue	4.727%	4/15/37	2,417	3,011
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	20,480	27,751
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	379	586
	Los Angeles CA Department of Water & Power Revenue	6.008%	7/1/39	1,136	1,586
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	15,715	27,892
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,849	3,419
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	2,504
	Los Angeles CA Unified School District GO	5.750%	7/1/34	852	1,203
	Los Angeles CA Unified School District GO	6.758%	7/1/34	31,139	46,958
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	21,776
	Massachusetts GO	2.813%	9/1/43	40,910	46,012
	Massachusetts GO	2.900%	9/1/49	1,275	1,449
[10]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	11,279	14,039
	New Jersey Turnpike Authority Revenue	3.729%	1/1/36	6,750	8,084
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	947	1,670
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	42,407	72,841
	New York Metropolitan Transportation Authority Revenue	5.175%	11/15/49	4,900	5,742
	New York City NY GO	6.271%	12/1/37	550	847
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	12,711	20,745
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	18,114	29,328
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	6,843	11,377

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.282%	6/15/42	663	677
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	55,068
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	2,859	4,097
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.430%	8/1/30	14,540	16,356
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	750	992
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	52,254	85,666
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	3,833	5,400
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	210	249
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	7,295	8,374
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.289%	3/15/33	7,288	9,358
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	8,465	9,616
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	15,919	21,706
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	189	276
	New York State GO	5.590%	3/1/35	947	1,339
	New York State Thruway Authority Revenue	3.500%	1/1/42	10,945	11,354
	New York State Urban Development Corp Revenue	3.370%	3/15/30	8,405	9,394
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	21,250	24,556
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	22,942	41,998
	Ohio State University General Receipts Revenue	4.910%	6/1/40	12,300	18,007
	Ohio State University General Receipts Revenue	4.800%	6/1/11	17,635	28,073
[11]	Oregon School Boards Association GO	4.759%	6/30/28	947	1,077
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	13,763	18,793
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	10,176	15,047
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	15,253	22,555
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	5,000	5,590
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	25,005	36,113
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	35,940	49,839
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	29,094	32,608
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	48,580	64,340
	Sacramento CA Municipal Utility District Revenue	6.156%	5/15/36	857	1,190
	Sales Tax Securitization Corp. Illinois Revenue	4.637%	1/1/40	15,870	18,696
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	36,460	38,936
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	4,990	6,387
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	10,450	15,810
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,326	1,719
	San Diego County CA Regional Airport Authority Revenue	5.594%	7/1/43	758	802
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	2,326
	Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	453	557
	Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	4,150	4,588
	University of California Regents Medical Center Revenue	6.548%	5/15/48	16,093	26,286
	University of California Regents Medical Center Revenue	6.583%	5/15/49	852	1,376
	University of California Revenue	3.931%	5/15/45	17,840	20,942
	University of California Revenue	4.601%	5/15/31	2,142	2,632
	University of California Revenue	5.770%	5/15/43	473	692
	University of California Revenue	4.858%	5/15/12	32,223	49,529

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Revenue	4.767%	5/15/15	14,875	22,364
	University of North Carolina University System Revenue	3.327%	12/1/36	6,730	8,011
	University of Pittsburgh-of the Commonwealth System of Higher Education	3.555%	9/15/19	14,400	18,081
	University of Texas System Revenue Financing System Revenue	5.262%	7/1/39	11,500	17,235
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	8,915	12,499
	University of Virginia Revenue	2.256%	9/1/50	14,605	15,231
	University of Virginia Revenue	3.227%	9/1/19	35,640	39,913
	Washington GO	5.481%	8/1/39	852	1,240
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	3,364	3,709
[9]	Wisconsin GO	5.700%	5/1/26	1,828	2,101
Total Taxable Municipal Bonds (Cost $1,472,854)					1,992,267

			Shares
Temporary Cash Investments (3.5%)
Money Market Fund (2.0%)
[12] Vanguard Market Liquidity Fund	0.194%		4,281,175	428,118

			Face Amount ($000)
Repurchase Agreements (1.5%)
Bank of America Securities, LLC (Dated 7/31/20, Repurchased Value $78,601,000, collateralized by Federal National Mortgage Assn. 2.000%-6.000%, 10/1/28-8/1/50, and Federal Home Loan Mortgage Corp. 2.350%-5.500%, 4/1/23-3/1/50, with a value of $80,172,000)	0.100%	8/3/20	78,600	78,600
Barclays Capital Inc. (Dated 7/31/20, Repurchased Value $90,201,000, collateralized by U.S. Treasury Note/Bond 2.625%, 6/15/21, with a value of $90,004,000)	0.070%	8/3/20	90,200	90,200
Citigroup Global Markets Inc. (Dated 7/31/20, Repurchased Value $55,100,000, collateralized by U.S. Treasury Bill/Note/Bond 0.000%-1.125%, 9/29/20-6/30/21, with a value of $56,202,000)	0.070%	8/3/20	55,100	55,100
RBC Capital Markets LLC (Dated 7/31/20, Repurchased Value $53,300,000, collateralized by Federal National Mortgage Assn. 2.500%-5.500%, 7/1/28-5/1/58, with a value of $54,366,000)	0.080%	8/3/20	53,300	53,300
Wells Fargo & Co. (Dated 7/31/20, Repurchased Value $57,701,000, collateralized by U.S. Treasury Note/Bond 2.375%-2.500%, 5/15/46-11/15/49, with a value of $58,854,000)	0.100%	8/3/20	57,700	57,700
				334,900
Total Temporary Cash Investments (Cost $762,946)				763,018
Total Investments (99.6%) (Cost $16,841,168)				21,376,305
Other Assets and Liabilities—Net (0.4%)				76,739
Net Assets (100%)				21,453,044
Cost is in $000.

•	See Note A in Notes to Financial Statements.

Vanguard® Long-Term Investment-Grade Fund

Schedule of Investments

July 31, 2020

1	Securities with a value of $755,000 have been segregated as collateral for open over-the-counter swap contracts.
2	Securities with a value of $157,050,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $45,528,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Face amount denominated in British pounds.
6	Face amount denominated in euro.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $786,606,000, representing 3.7% of net assets.
8	Face amount denominated in Mexican pesos.
9	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. SNA392 092020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In March 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Real Estate II Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 22, 2020

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: September 22, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.